As filed with the Securities and Exchange Commission on April 1, 2020
Registration Statement Nos. 333-101778
811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 31	☒
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 221	☒
(Check Appropriate box or boxes.)
Brighthouse Separate Account Eleven for Variable Annuities
(Exact name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: On May 1, 2020 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the “Prospectuses”) filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.
This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.
This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.
This registration statement also incorporates by reference the three Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 23/Amendment No. 152 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2013.
This registration statement also incorporates by reference the three Supplements dated April 28, 2014 to the Prospectuses filed in Post-Effective Amendment No. 24/Amendment No. 160 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2014.
This registration statement also incorporates by reference the three Supplements dated May 1, 2015 to the Prospectuses filed in Post-Effective Amendment No. 25/Amendment No. 171 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 8, 2015.
This registration statement also incorporates by reference the three Supplements dated May 1, 2016 to the Prospectuses filed in Post-Effective Amendment No. 26/Amendment No. 183 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2016.
This registration statement also incorporates by reference the three Supplements dated May 1, 2017 to the Prospectuses filed in Post-Effective Amendment No. 27/Amendment No. 193 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2017.
This registration statement also incorporates by reference the three Supplements dated April 30, 2018 to the Prospectuses filed in Post-Effective Amendment No. 29/Amendment No. 209 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 25, 2018.
This registration statement also incorporates by reference the three Supplements dated April 29, 2019 to the Prospectuses filed in Post-Effective Amendment No. 30/Amendment No. 215 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2019.

Pioneer AnnuiStarSM Plus Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated May 1, 2020
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStarSM Plus Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
The following information should be read in connection with the information presented on the first page of your prospectus.
You can choose to have your premium (“Purchase Payments”) and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)
Loomis Sayles Growth Portfolio — Class B (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio — Class B
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class E
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio — Class E
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class B
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class II
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Dividend Strategy Portfolio
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
Certain Variable Funding Options have been subject to a name change. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2020. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC’s website (http://www.sec.gov). Please see Appendix C for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
1

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	8% (1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	8% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$40 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
(4)	We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.
2

Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:
	Standard Death Benefit	Step-Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk Charge*	1.40%	1.55%	1.75%
Administrative Expense Charge	0.15%	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.55%	1.70%	1.90%
Optional E.S.P. Charge	0.20%	0.20%	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.75%	1.90%	2.10%
Optional GMAB Charge	0.50%	0.50%	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.05%	2.20%	2.40%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.25%	2.40%	2.60%
Optional GMWB I Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB II Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB III Charge	0.25%	0.25%	0.25%
Optional GMWB for Life (Single Life Option) Charge	1.50% (6)	1.50% (6)	1.50% (6)
Optional GMWB for Life (Joint Life Option) Charge	1.50% (6)	1.50% (6)	1.50% (6)
Total Annual Separate Account Charges with GMWB I Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB II Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB III Only Selected	1.80%	1.95%	2.15%
Total Annual Separate Account Charges with GMWB for Life (Single Life Option) Only Selected	3.05%	3.20%	3.40%
Total Annual Separate Account Charges with GMWB for Life (Joint Life Option) Only Selected	3.05%	3.20%	3.40%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.00%	2.15%	2.35%
Total Annual Separate Account Charges with E.S.P. and GMWB for Life (Single Life Option) Selected	3.25%	3.40%	3.60%
Total Annual Separate Account Charges with E.S.P. and GMWB for Life (Joint Life Option) Selected	3.25%	3.40%	3.60%

*	We will waive the following amounts of the Mortality and Expense Risk Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Invesco Global Equity Portfolio — Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class E.
(5)	GMAB and GMWB cannot both be elected.
3

(6)	The current charges for the available GMWB riders are as follow:

GMWB Rider	Current Charge
GMWB I	0.40%
GMWB II	0.50%
GMWB for Life (Single Life Option)	0.65%
GMWB for Life (Joint Life Option)	0.80%
Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.58%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.01%	0.92%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MFS® Research International Portfolio	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
PIMCO Total Return Portfolio	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio	0.70%	0.15%	0.02%	—	0.87%	0.09%	0.78%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MFS® Total Return Portfolio	0.57%	0.25%	0.06%	—	0.88%	—	0.88%
MFS® Value Portfolio	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.15%	0.03%	—	0.75%	0.06%	0.69%
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends VIP Fund	0.62%	0.25%	0.01%	0.01%	0.89%	—	0.89%
4

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Franklin Small-Mid Cap Growth VIP Fund	0.80%	0.25%	0.04%	0.01%	1.10%	0.01%	1.09%
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio	0.75%	0.25%	0.04%	—	1.04%	—	1.04%
ClearBridge Variable Dividend Strategy Portfolio	0.70%	0.25%	0.05%	—	1.00%	—	1.00%
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio	0.65%	0.25%	0.08%	—	0.98%	—	0.98%
Pioneer Real Estate Shares VCT Portfolio	0.80%	0.25%	0.53%	—	1.58%	—	1.58%
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Condensed Financial Information

See Appendix A.
The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 866-547-3793 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class B	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
5

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Growth Portfolio¹ — Class B (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class E	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio — Class E	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS ® Total Return Portfolio — Class B	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Western Asset Management Strategic Bond Opportunities Portfolio — Class E	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Rising Dividends VIP Fund	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisers, Inc.
6

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Franklin Small-Mid Cap Growth VIP Fund	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust — Class II
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Pioneer Variable Contracts Trust — Class II
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Pioneer Asset Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	Seeks long-term growth of capital. Current income is a secondary objective.	Amundi Pioneer Asset Management, Inc.

1 This portfolio is not available for investment prior to May 4, 2020.
Certain Variable Funding Options have been subject to a name change. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Franklin Small-Mid Cap Growth VIP Fund
Invesco Global Equity Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
7

Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.
State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1⁄2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract,
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the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.
Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a) the calendar year in which You reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949) even if you have not retired, taking your first distribution no later than by April 1 of the year after You reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
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Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2020, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the
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individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1⁄2 unless the distribution is made by reason of death, disability or as part of a series of payments for life or life expectancy, or another exception applies. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 72 (age 70 1⁄2, If the individual was born on or before June 30, 1949). Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $57,000 or 25% of pay for each participant in 2020.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1⁄2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59 1⁄2, you cannot withdraw money from your TSA Contract unless the withdrawal:
•	Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•	Is directly transferred to another permissible investment under §403(b) arrangements;
•	Relates to amounts that are not salary reduction elective deferrals;
•	Occurs after you die, leave your job or become disabled (as defined by the Code);
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•	Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•	Relates to rollover or after-tax contributions; or
•	Is for the purchase of permissive service credit under a governmental defined benefit plan.
Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)	The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)	In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)	All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)	In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)	No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.
(6)	If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)	We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.
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In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1⁄2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1⁄2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.
Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•	a non-taxable return of your Purchase Payment; or
•	a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
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Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.
Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains
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attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1⁄2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.
Guaranteed Minimum Withdrawal Benefits
If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered
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U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Non-Resident Aliens
Distributions to non resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
16

Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.
17

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Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account Eleven/Twelve for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
Pioneer AnnuiStar Plus — Separate Account Charges 1.55%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.191	2.478	896,633
	2018	2.291	2.191	1,047,961
	2017	2.160	2.291	1,373,260
	2016	1.924	2.160	1,762,691
	2015	2.037	1.924	1,756,880
	2014	2.003	2.037	2,321,265
	2013	1.860	2.003	4,062,753
	2012	1.621	1.860	5,519,026
	2011	1.609	1.621	6,792,409
	2010	1.522	1.609	8,016,351
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.474	2.941	528,030
	2018	2.928	2.474	592,334
	2017	2.317	2.928	669,285
	2016	2.111	2.317	1,050,676
	2015	2.487	2.111	1,164,762
	2014	2.616	2.487	1,280,008
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.566	3.157	846,649
	2018	2.967	2.566	959,562
	2017	2.553	2.967	1,172,202
	2016	2.211	2.553	1,364,626
	2015	2.388	2.211	1,704,669
	2014	2.244	2.388	2,181,931
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.595	2.066	477,302
	2018	1.865	1.595	532,841
	2017	1.385	1.865	594,770
	2016	1.404	1.385	716,628
	2015	1.371	1.404	1,083,889
	2014	1.364	1.371	1,392,297
	2013	1.090	1.364	2,101,336
	2012	0.913	1.090	2,614,232
	2011	1.013	0.913	3,092,017
	2010	0.887	1.013	3,351,427
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	2.056	2.598	409,695
	2018	2.428	2.056	465,313
	2017	1.924	2.428	477,139
	2016	1.972	1.924	534,835
	2015	2.039	1.972	604,898
	2014	2.225	2.039	825,891
	2013	1.895	2.225	1,304,709
	2012	1.649	1.895	1,599,937
	2011	1.876	1.649	1,791,610
	2010	1.710	1.876	1,929,042
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.078	1.168	—
	2012	1.040	1.078	3,042,023
	2011	1.115	1.040	3,337,591
	2010	0.922	1.115	3,716,664
A-1

Pioneer AnnuiStar Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.894	1.005	—
	2011	0.920	0.894	3,671,237
	2010	0.854	0.920	4,410,622
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.597	1.705	2,255,635
	2018	1.626	1.597	2,470,406
	2017	1.580	1.626	2,833,169
	2016	1.564	1.580	3,518,206
	2015	1.588	1.564	4,038,435
	2014	1.548	1.588	4,906,754
	2013	1.603	1.548	6,433,826
	2012	1.490	1.603	8,842,108
	2011	1.497	1.490	9,215,698
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	2.115	2.128	—
	2015	2.154	2.115	1,128,795
	2014	1.972	2.154	1,347,938
	2013	1.509	1.972	1,625,287
	2012	1.389	1.509	2,100,849
	2011	1.578	1.389	2,570,316
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.632	1.671	—
	2015	1.682	1.632	3,843,595
	2014	1.635	1.682	4,712,750
	2013	1.638	1.635	6,289,123
	2012	1.493	1.638	7,794,736
	2011	1.465	1.493	8,520,374
	2010	1.328	1.465	9,951,087
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.539	3.165	202,742
	2018	2.836	2.539	231,722
	2017	2.460	2.836	265,566
	2016	2.153	2.460	267,745
	2015	2.265	2.153	364,191
	2014	2.076	2.265	450,145
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.490	3.253	248,795
	2018	2.474	2.490	255,908
	2017	1.879	2.474	348,045
	2016	1.909	1.879	398,912
	2015	1.827	1.909	506,569
	2014	1.707	1.827	639,802
	2013	1.293	1.707	890,153
	2012	1.150	1.293	1,139,583
	2011	1.285	1.150	1,575,783
	2010	1.091	1.285	2,049,756
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.960	0.965	2,380,639
	2018	0.958	0.960	2,828,790
	2017	0.964	0.958	2,788,438
	2016	0.976	0.964	4,180,229
	2015	0.991	0.976	5,330,472
	2014	1.007	0.991	7,232,861
	2013	1.022	1.007	10,018,131
	2012	1.038	1.022	12,543,678
	2011	1.055	1.038	13,039,890
	2010	1.071	1.055	14,271,296
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.472	1.731	3,084,307
	2018	1.593	1.472	3,753,689
	2017	1.410	1.593	4,393,347
	2016	1.337	1.410	4,817,959
	2015	1.375	1.337	6,260,332
	2014	1.329	1.375	6,884,412
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.484	1.808	3,463,411
	2018	1.640	1.484	3,782,598
	2017	1.398	1.640	4,763,215
	2016	1.313	1.398	5,370,589
	2015	1.356	1.313	6,355,151
	2014	1.303	1.356	6,363,655
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.433	3.130	698,073
	2018	2.480	2.433	810,316
	2017	2.120	2.480	912,093
	2016	2.085	2.120	1,173,924
A-2

Pioneer AnnuiStar Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.975	2.576	1,424,280
	2018	2.004	1.975	1,501,959
	2017	1.485	2.004	1,605,948
	2016	1.511	1.485	1,806,471
	2015	1.388	1.511	2,139,186
	2014	1.296	1.388	2,861,766
	2013	0.963	1.296	2,530,340
	2012	1.000	0.963	3,136,059
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.566	1.852	545,135
	2018	1.689	1.566	673,209
	2017	1.529	1.689	742,589
	2016	1.426	1.529	837,780
	2015	1.454	1.426	981,638
	2014	1.363	1.454	1,388,954
	2013	1.166	1.363	1,958,493
	2012	1.064	1.166	2,414,691
	2011	1.058	1.064	2,485,648
	2010	0.978	1.058	2,690,661
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.448	1.851	763,068
	2018	1.639	1.448	931,135
	2017	1.415	1.639	1,120,362
	2016	1.260	1.415	1,498,136
	2015	1.284	1.260	1,666,913
	2014	1.180	1.284	2,051,341
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.729	2.203	695,421
	2018	1.888	1.729	746,163
	2017	1.660	1.888	874,018
	2016	1.424	1.660	988,487
	2015	1.441	1.424	1,186,325
	2014	1.468	1.441	1,742,472
	2013	1.177	1.468	2,660,872
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	30.911	34.787	111,510
	2018	32.676	30.911	131,543
	2017	30.731	32.676	147,190
	2016	29.632	30.731	181,132
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.786	3.545	596,609
	2018	2.981	2.786	684,583
	2017	2.511	2.981	805,780
	2016	2.198	2.511	732,249
	2015	2.316	2.198	927,403
	2014	2.164	2.316	1,275,919
	2013	1.695	2.164	1,777,612
	2012	1.537	1.695	2,277,088
	2011	1.473	1.537	2,541,401
	2010	1.240	1.473	2,411,278
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.873	3.718	360,724
	2018	3.083	2.873	396,196
	2017	2.579	3.083	449,642
	2016	2.515	2.579	530,398
	2015	2.624	2.515	744,493
	2014	2.480	2.624	901,064
	2013	1.823	2.480	1,285,702
	2012	1.670	1.823	1,452,326
	2011	1.782	1.670	1,895,133
	2010	1.418	1.782	2,269,287
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.964	2.176	598,825
	2018	2.359	1.964	665,405
	2017	2.053	2.359	714,632
	2016	1.945	2.053	821,035
	2015	2.113	1.945	883,751
	2014	2.415	2.113	1,179,642
	2013	1.994	2.415	1,440,660
	2012	1.713	1.994	1,714,677
	2011	1.947	1.713	2,083,263
	2010	1.824	1.947	2,300,173
A-3

Pioneer AnnuiStar Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.951	3.625	314,228
	2018	3.278	2.951	347,508
	2017	2.870	3.278	383,394
	2016	2.888	2.870	447,707
	2015	2.991	2.888	533,598
	2014	2.530	2.991	654,319
	2013	1.744	2.530	953,285
	2012	1.495	1.744	925,934
	2011	1.486	1.495	1,088,048
	2010	1.210	1.486	1,189,969
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	2.062	2.073	—
	2013	1.584	2.062	510,010
	2012	1.400	1.584	559,813
	2011	1.515	1.400	621,136
	2010	1.320	1.515	793,654
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.248	2.909	181,794
	2018	2.403	2.248	203,439
	2017	2.051	2.403	236,557
	2016	1.815	2.051	410,816
	2015	1.929	1.815	479,409
	2014	1.726	1.929	511,764
	2013	1.395	1.726	596,042
	2012	1.242	1.395	802,498
	2011	1.171	1.242	966,194
	2010	1.061	1.171	1,464,905
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.320	1.349	—
	2010	1.230	1.320	4,605,978
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.397	1.392	—
	2013	1.103	1.397	2,432,292
	2012	1.013	1.103	3,009,187
	2011	1.068	1.013	3,280,088
	2010	0.993	1.068	3,808,059
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.479	1.582	—
	2010	1.298	1.479	3,159,004
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.355	1.452	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.852	2.809	—
	2013	2.962	2.852	847,496
	2012	2.694	2.962	1,120,776
	2011	3.582	2.694	1,346,342
	2010	3.147	3.582	1,596,518
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.194	2.243	—
	2013	1.730	2.194	2,179,154
	2012	1.598	1.730	2,557,034
	2011	1.534	1.598	2,994,484
	2010	1.307	1.534	3,266,040
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.430	1.447	—
	2013	1.218	1.430	4,145,668
	2012	1.105	1.218	5,042,778
	2011	1.161	1.105	5,387,864
	2010	1.027	1.161	5,688,750
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.421	1.439	—
	2013	1.241	1.421	5,095,981
	2012	1.130	1.241	7,336,704
	2011	1.172	1.130	7,797,111
	2010	1.045	1.172	9,063,688
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.502	3.155	239,687
	2018	3.156	2.502	326,781
	2017	2.840	3.156	439,220
	2016	2.482	2.840	506,935
	2015	2.691	2.482	657,614
	2014	2.381	2.691	887,845
	2013	1.822	2.381	1,017,811
	2012	1.670	1.822	1,275,134
	2011	1.801	1.670	1,644,377
	2010	1.551	1.801	1,925,836
A-4

Pioneer AnnuiStar Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	3.192	4.020	275,549
	2018	3.506	3.192	333,621
	2017	3.447	3.506	361,037
	2016	3.308	3.447	451,832
	2015	3.215	3.308	549,523
	2014	2.501	3.215	721,711
	2013	2.501	2.501	1,061,571
	2012	2.189	2.501	1,357,583
	2011	2.025	2.189	1,510,689
	2010	1.600	2.025	1,739,293

Pioneer AnnuiStar Plus — Separate Account Charges 2.90%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.423	1.588	—
	2018	1.509	1.423	—
	2017	1.441	1.509	—
	2016	1.302	1.441	—
	2015	1.397	1.302	—
	2014	1.392	1.397	—
	2013	1.310	1.392	—
	2012	1.158	1.310	—
	2011	1.164	1.158	—
	2010	1.111	1.164	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	0.839	0.984	—
	2018	1.006	0.839	—
	2017	0.807	1.006	—
	2016	0.745	0.807	—
	2015	0.890	0.745	—
	2014	0.945	0.890	—
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.459	1.771	—
	2018	1.710	1.459	—
	2017	1.491	1.710	—
	2016	1.309	1.491	—
	2015	1.433	1.309	—
	2014	1.359	1.433	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.344	1.717	—
	2018	1.593	1.344	—
	2017	1.199	1.593	—
	2016	1.231	1.199	—
	2015	1.220	1.231	—
	2014	1.229	1.220	—
	2013	0.995	1.229	—
	2012	0.846	0.995	—
	2011	0.951	0.846	—
	2010	0.844	0.951	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.002	1.248	—
	2018	1.199	1.002	—
	2017	0.963	1.199	—
	2016	1.000	0.963	—
	2015	1.048	1.000	—
	2014	1.160	1.048	—
	2013	1.001	1.160	—
	2012	0.883	1.001	—
	2011	1.018	0.883	—
	2010	0.941	1.018	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.910	0.983	—
	2012	0.890	0.910	—
	2011	0.968	0.890	—
	2010	0.811	0.968	—
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.828	0.927	—
	2011	0.864	0.828	—
	2010	0.813	0.864	—
A-5

Pioneer AnnuiStar Plus — Separate Account Charges 2.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.238	1.304	—
	2018	1.278	1.238	—
	2017	1.258	1.278	—
	2016	1.263	1.258	—
	2015	1.300	1.263	—
	2014	1.284	1.300	—
	2013	1.348	1.284	—
	2012	1.270	1.348	—
	2011	1.287	1.270	—
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.301	1.303	—
	2015	1.343	1.301	—
	2014	1.246	1.343	—
	2013	0.967	1.246	—
	2012	0.902	0.967	—
	2011	1.034	0.902	—
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.320	1.346	—
	2015	1.379	1.320	—
	2014	1.359	1.379	—
	2013	1.379	1.359	—
	2012	1.274	1.379	—
	2011	1.268	1.274	—
	2010	1.165	1.268	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.431	1.760	—
	2018	1.620	1.431	—
	2017	1.425	1.620	—
	2016	1.264	1.425	—
	2015	1.348	1.264	—
	2014	1.246	1.348	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.457	1.877	—
	2018	1.467	1.457	—
	2017	1.129	1.467	—
	2016	1.163	1.129	—
	2015	1.128	1.163	—
	2014	1.068	1.128	—
	2013	0.820	1.068	—
	2012	0.740	0.820	—
	2011	0.837	0.740	—
	2010	0.720	0.837	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.803	0.797	—
	2018	0.812	0.803	—
	2017	0.829	0.812	—
	2016	0.850	0.829	—
	2015	0.875	0.850	—
	2014	0.901	0.875	—
	2013	0.927	0.901	—
	2012	0.955	0.927	—
	2011	0.983	0.955	—
	2010	1.012	0.983	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.240	1.439	—
	2018	1.361	1.240	—
	2017	1.221	1.361	—
	2016	1.173	1.221	—
	2015	1.223	1.173	—
	2014	1.193	1.223	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.250	1.503	30,906
	2018	1.401	1.250	30,964
	2017	1.210	1.401	44,038
	2016	1.152	1.210	94,965
	2015	1.206	1.152	95,131
	2014	1.170	1.206	95,303
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	42.153	53.497	—
	2018	43.555	42.153	—
	2017	37.735	43.555	—
	2016	37.444	37.735	—
A-6

Pioneer AnnuiStar Plus — Separate Account Charges 2.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.664	2.142	—
	2018	1.711	1.664	—
	2017	1.286	1.711	—
	2016	1.325	1.286	—
	2015	1.234	1.325	—
	2014	1.169	1.234	—
	2013	0.880	1.169	—
	2012	0.920	0.880	—
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.320	1.539	—
	2018	1.443	1.320	—
	2017	1.324	1.443	—
	2016	1.251	1.324	—
	2015	1.293	1.251	—
	2014	1.228	1.293	—
	2013	1.065	1.228	—
	2012	0.985	1.065	—
	2011	0.993	0.985	—
	2010	0.931	0.993	—
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.281	1.615	—
	2018	1.469	1.281	—
	2017	1.286	1.469	—
	2016	1.160	1.286	—
	2015	1.199	1.160	—
	2014	1.112	1.199	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.346	1.692	—
	2018	1.490	1.346	—
	2017	1.328	1.490	—
	2016	1.155	1.328	—
	2015	1.184	1.155	—
	2014	1.223	1.184	—
	2013	0.989	1.223	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	22.302	24.763	—
	2018	23.898	22.302	—
	2017	22.780	23.898	—
	2016	22.163	22.780	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	1.679	2.108	—
	2018	1.822	1.679	—
	2017	1.555	1.822	—
	2016	1.380	1.555	—
	2015	1.474	1.380	—
	2014	1.396	1.474	—
	2013	1.108	1.396	—
	2012	1.019	1.108	—
	2011	0.989	1.019	—
	2010	0.844	0.989	—
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.500	1.915	—
	2018	1.632	1.500	—
	2017	1.384	1.632	—
	2016	1.367	1.384	—
	2015	1.446	1.367	—
	2014	1.385	1.446	—
	2013	1.032	1.385	—
	2012	0.959	1.032	—
	2011	1.037	0.959	—
	2010	0.836	1.037	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	0.934	1.021	—
	2018	1.137	0.934	—
	2017	1.003	1.137	—
	2016	0.964	1.003	—
	2015	1.061	0.964	—
	2014	1.229	1.061	—
	2013	1.029	1.229	—
	2012	0.896	1.029	—
	2011	1.032	0.896	—
	2010	0.980	1.032	—
A-7

Pioneer AnnuiStar Plus — Separate Account Charges 2.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	1.621	1.965	—
	2018	1.826	1.621	—
	2017	1.620	1.826	—
	2016	1.653	1.620	—
	2015	1.735	1.653	—
	2014	1.487	1.735	—
	2013	1.039	1.487	—
	2012	0.903	1.039	—
	2011	0.910	0.903	—
	2010	0.751	0.910	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.243	1.245	—
	2013	0.968	1.243	—
	2012	0.867	0.968	—
	2011	0.952	0.867	—
	2010	0.840	0.952	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.529	1.951	—
	2018	1.657	1.529	—
	2017	1.433	1.657	—
	2016	1.285	1.433	—
	2015	1.384	1.285	—
	2014	1.256	1.384	—
	2013	1.029	1.256	—
	2012	0.928	1.029	—
	2011	0.887	0.928	—
	2010	0.815	0.887	—
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.265	1.287	—
	2010	1.195	1.265	—
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.116	1.107	—
	2013	0.893	1.116	—
	2012	0.832	0.893	—
	2011	0.889	0.832	—
	2010	0.837	0.889	—
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	0.973	1.036	—
	2010	0.866	0.973	—
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.040	1.110	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	0.960	0.941	—
	2013	1.010	0.960	—
	2012	0.932	1.010	—
	2011	1.256	0.932	—
	2010	1.118	1.256	—
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.335	1.358	—
	2013	1.066	1.335	—
	2012	0.999	1.066	—
	2011	0.972	0.999	—
	2010	0.839	0.972	—
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.167	1.176	—
	2013	1.007	1.167	95,067
	2012	0.927	1.007	95,251
	2011	0.986	0.927	350,066
	2010	0.885	0.986	346,157
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.185	1.195	—
	2013	1.049	1.185	—
	2012	0.968	1.049	—
	2011	1.018	0.968	67,162
	2010	0.920	1.018	67,162
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.217	1.514	—
	2018	1.556	1.217	—
	2017	1.419	1.556	—
	2016	1.257	1.419	—
	2015	1.382	1.257	—
	2014	1.239	1.382	—
	2013	0.961	1.239	—
	2012	0.893	0.961	—
	2011	0.976	0.893	—
	2010	0.852	0.976	—
A-8

Pioneer AnnuiStar Plus — Separate Account Charges 2.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	1.322	1.643	—
	2018	1.472	1.322	—
	2017	1.467	1.472	—
	2016	1.427	1.467	—
	2015	1.406	1.427	—
	2014	1.108	1.406	—
	2013	1.124	1.108	—
	2012	0.997	1.124	—
	2011	0.935	0.997	—
	2010	0.748	0.935	—
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.
Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.
Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
A-9

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.
A-10

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS® Value Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.
A-11

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Appendix B

Additional Information Regarding Underlying Funds
The following Underlying Fund was subject to a name change. The chart below identifies the former name and new name of the Underlying Fund, and the name of the Trust of which the Underlying Fund is a part.
Underlying Fund Name Change
Former Underlying Fund/Trust	New Underlying Fund/Trust
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Oppenheimer Global Equity Portfolio — Class B	Invesco Global Equity Portfolio — Class B
B-1

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Appendix C

Contents of the Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:
THE INSURANCE COMPANY
SERVICES
PRINCIPAL UNDERWRITER
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
VALUATION OF ASSETS
FEDERAL TAX CONSIDERATIONS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CUSTODIAN
CONDENSED FINANCIAL INFORMATION
FINANCIAL STATEMENTS

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2020 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.
Name:
Address:
BLIC-Book-70-71-75
C-1

Portfolio Architect Plus Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated May 1, 2020
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
The following information should be read in connection with the information presented on the first page of your prospectus.
You can choose to have your premium (“Purchase Payments”) and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
T. Rowe Price Large Cap Growth Portfolio — Class B
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products — Service Class 2
Contrafund® Portfolio
Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
Certain Variable Funding Options have been subject to a name change. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2020. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC’s website (http://www.sec.gov). Please see Appendix C for the SAI’s table of contents.
1

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
2

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	8% (1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	8% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$40 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
(4)	We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.
3

Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:
	Standard Death Benefit	Step-Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk Charge*	1.40%	1.55%	1.75%
Administrative Expense Charge	0.15%	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.55%	1.70%	1.90%
Optional E.S.P. Charge	0.20%	0.20%	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.75%	1.90%	2.10%
Optional GMAB Charge	0.50%	0.50%	0.50%
Total Annual Separate Account Charges with GMAB Only Selected	2.05%	2.20%	2.40%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.25%	2.40%	2.60%
Optional GMWB I Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB II Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB III Charge	0.25%	0.25%	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB II Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB III Only Selected	1.80%	1.95%	2.15%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.00%	2.15%	2.35%

*	We will waive the following amounts of the Mortality and Expense Risk Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio — Class A; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio — Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio — Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio — Class B.
(5)	GMAB and GMWB cannot both be elected.
(6)	The current charges for the available GMWB riders with reset feature (See “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
4

Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.42%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.52%	0.25%	0.05%	—	0.82%	—	0.82%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.01%	0.67%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B	0.92%	0.25%	0.09%	—	1.26%	0.10%	1.16%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.03%	0.79%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B††	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.04%	—	0.94%	0.09%	0.85%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	—	0.83%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A††	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
Neuberger Berman Genesis Portfolio — Class B	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio — Class B	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund® Portfolio	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Dynamic Capital Appreciation Portfolio††	0.54%	0.25%	0.14%	—	0.93%	—	0.93%
Mid Cap Portfolio	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	—	0.73%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	0.01%	0.77%	—	0.77%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.69%	—	1.34%	0.45%	0.89%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Condensed Financial Information

See Appendix A.
The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-842-9368 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio — Class B††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A††	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Service Class 2
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Dynamic Capital Appreciation Portfolio††	Seeks capital appreciation.	Fidelity Management & Research Company LLC
Mid Cap Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Certain Variable Funding Options have been subject to a name change. Please see “Appendix B – Additional Information Regarding Underlying Funds" for more information.
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Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as
11

briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.
State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1⁄2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.
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Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a) the calendar year in which You reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949) even if you have not retired, taking your first distribution no later than by April 1 of the year after You reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.
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Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2020, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1⁄2 unless the distribution is made by reason of death, disability or as part of a series of payments for life or life expectancy, or another exception applies. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 72 (age 70 1⁄2, If the individual was born on or before June 30, 1949). Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $57,000 or 25% of pay for each participant in 2020.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1⁄2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
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TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59 1⁄2, you cannot withdraw money from your TSA Contract unless the withdrawal:
•	Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•	Is directly transferred to another permissible investment under §403(b) arrangements;
•	Relates to amounts that are not salary reduction elective deferrals;
•	Occurs after you die, leave your job or become disabled (as defined by the Code);
•	Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•	Relates to rollover or after-tax contributions; or
•	Is for the purchase of permissive service credit under a governmental defined benefit plan.
Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)	The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)	In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)	All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)	In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)	No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.
(6)	If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the
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same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)	We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.
In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1⁄2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1⁄2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.
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Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•	a non-taxable return of your Purchase Payment; or
•	a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as
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a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.
Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.
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Guaranteed Minimum Withdrawal Benefits
If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Non-Resident Aliens
Distributions to non resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
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Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.
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Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account Eleven/Twelve for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
Portfolio Architect Plus — Separate Account Charges 1.55%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.485	4.641	564,340
	2018	3.891	3.485	642,068
	2017	3.006	3.891	730,813
	2016	3.034	3.006	842,418
	2015	2.882	3.034	964,040
	2014	2.860	2.882	1,262,865
	2013	2.249	2.860	1,522,148
	2012	1.864	2.249	1,651,014
	2011	2.077	1.864	1,835,155
	2010	1.888	2.077	2,167,106
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.571	4.599	1,256,827
	2018	3.636	3.571	1,539,180
	2017	2.879	3.636	1,627,904
	2016	2.670	2.879	1,926,562
	2015	2.538	2.670	2,422,105
	2014	2.375	2.538	2,787,026
	2013	1.854	2.375	3,586,256
	2012	1.598	1.854	4,096,017
	2011	1.695	1.598	4,756,491
	2010	1.451	1.695	5,580,432
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.964	3.681	1,236,714
	2018	3.065	2.964	1,375,923
	2017	2.544	3.065	1,453,578
	2016	2.317	2.544	1,919,379
	2015	2.319	2.317	2,322,870
	2014	2.129	2.319	2,778,140
	2013	1.619	2.129	3,540,649
	2012	1.400	1.619	3,644,182
	2011	1.449	1.400	3,933,709
	2010	1.320	1.449	4,543,209
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.316	2.626	490,309
	2018	2.412	2.316	565,961
	2017	2.264	2.412	677,064
	2016	2.010	2.264	980,386
	2015	2.119	2.010	1,256,028
	2014	2.079	2.119	1,590,346
	2013	1.921	2.079	1,837,367
	2012	1.669	1.921	2,108,914
	2011	1.652	1.669	2,045,855
	2010	1.443	1.652	2,427,522

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.451	1.821	148,037
	2018	1.638	1.451	145,039
	2017	1.354	1.638	141,919
	2016	1.261	1.354	137,987
	2015	1.307	1.261	164,553
	2014	1.264	1.307	256,206
	2013	0.991	1.264	165,770
	2012	0.862	0.991	451,068
	2011	1.008	0.862	256,023
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.499	1.901	1,241,558
	2018	1.796	1.499	1,321,612
	2017	1.633	1.796	1,445,066
	2016	1.264	1.633	2,244,185
	2015	1.357	1.264	2,633,471
	2014	1.355	1.357	3,087,158
	2013	1.039	1.355	3,705,543
	2012	0.894	1.039	4,206,916
	2011	0.998	0.894	4,778,084
	2010	0.845	0.998	5,754,121
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.474	2.941	528,030
	2018	2.928	2.474	592,334
	2017	2.317	2.928	669,285
	2016	2.111	2.317	1,050,676
	2015	2.487	2.111	1,164,762
	2014	2.702	2.487	1,280,008
	2013	2.888	2.702	713,302
	2012	2.467	2.888	820,574
	2011	3.082	2.467	969,247
	2010	2.532	3.082	1,193,268
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.741	3.558	88,634
	2018	2.971	2.741	99,788
	2017	2.475	2.971	108,722
	2016	2.321	2.475	136,191
	2015	2.257	2.321	231,604
	2014	2.017	2.257	280,146
	2013	1.527	2.017	406,202
	2012	1.366	1.527	298,428
	2011	1.385	1.366	409,260
	2010	1.249	1.385	384,716
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.137	1.400	771,669
	2018	1.260	1.137	825,931
	2017	1.153	1.260	990,129
	2016	1.158	1.153	1,412,030
	2015	1.190	1.158	1,629,263
	2014	1.063	1.190	1,933,854
	2013	1.041	1.063	2,280,435
	2012	0.837	1.041	2,655,639
	2011	0.897	0.837	2,994,566
	2010	0.784	0.897	3,461,895
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.657	2.767	—
	2013	2.090	2.657	1,050,387
	2012	1.728	2.090	1,137,101
	2011	1.894	1.728	1,179,476
	2010	1.754	1.894	1,458,314
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.484	3.053	202,536
	2018	3.308	2.484	174,363
	2017	2.569	3.308	205,434
	2016	2.406	2.569	250,069
	2015	2.554	2.406	284,929
	2014	2.745	2.554	347,482
	2013	2.131	2.745	554,492
	2012	1.672	2.131	543,069
	2011	1.974	1.672	567,794
	2010	1.719	1.974	617,080

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.566	3.157	846,649
	2018	2.967	2.566	959,562
	2017	2.553	2.967	1,172,202
	2016	2.211	2.553	1,364,626
	2015	2.388	2.211	1,704,669
	2014	2.219	2.388	2,181,931
	2013	1.664	2.219	709,571
	2012	1.426	1.664	779,586
	2011	1.470	1.426	933,018
	2010	1.300	1.470	1,142,490
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.593	2.064	1,184,296
	2018	1.863	1.593	1,343,031
	2017	1.384	1.863	1,571,245
	2016	1.402	1.384	1,821,308
	2015	1.370	1.402	2,113,149
	2014	1.362	1.370	2,285,732
	2013	1.088	1.362	2,628,162
	2012	0.912	1.088	3,227,875
	2011	1.012	0.912	3,621,330
	2010	0.886	1.012	4,064,418
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.749	3.374	62,207
	2018	3.061	2.749	63,100
	2017	2.475	3.061	69,512
	2016	2.250	2.475	75,964
	2015	2.318	2.250	89,198
	2014	2.176	2.318	86,452
	2013	1.573	2.176	213,645
	2012	1.348	1.573	95,524
	2011	1.381	1.348	95,666
	2010	1.109	1.381	68,053
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	2.023	2.381	37,425
	2018	2.382	2.023	41,071
	2017	2.335	2.382	89,062
	2016	1.812	2.335	48,757
	2015	1.984	1.812	29,917
	2014	1.926	1.984	62,575
	2013	1.468	1.926	138,175
	2012	1.289	1.468	158,425
	2011	1.456	1.289	135,565
	2010	1.237	1.456	128,696
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	3.198	3.900	503,819
	2018	3.486	3.198	545,483
	2017	2.983	3.486	571,590
	2016	2.941	2.983	736,661
	2015	3.106	2.941	886,018
	2014	2.759	3.106	1,028,442
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.054	2.116	—
	2015	2.126	2.054	397,002
	2014	2.054	2.126	534,621
	2013	1.928	2.054	689,075
	2012	1.731	1.928	716,868
	2011	1.677	1.731	644,745
	2010	1.505	1.677	705,031
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	2.056	2.598	409,695
	2018	2.428	2.056	465,313
	2017	1.924	2.428	477,139
	2016	1.972	1.924	534,835
	2015	2.039	1.972	604,898
	2014	2.225	2.039	825,891
	2013	1.895	2.225	1,304,709
	2012	1.649	1.895	1,599,937
	2011	1.876	1.649	1,791,610
	2010	1.710	1.876	1,929,042
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.736	1.882	—
	2012	1.670	1.736	783,059
	2011	1.788	1.670	901,142
	2010	1.473	1.788	965,061

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.078	1.168	—
	2012	1.040	1.078	3,042,023
	2011	1.115	1.040	3,337,591
	2010	0.922	1.115	3,716,664
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.451	1.550	916,933
	2018	1.506	1.451	1,073,740
	2017	1.473	1.506	1,116,788
	2016	1.422	1.473	1,397,044
	2015	1.488	1.422	1,517,490
	2014	1.465	1.488	1,671,353
	2013	1.634	1.465	1,957,555
	2012	1.518	1.634	2,720,268
	2011	1.383	1.518	3,119,858
	2010	1.301	1.383	3,080,081
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.597	1.705	2,255,635
	2018	1.626	1.597	2,470,406
	2017	1.580	1.626	2,833,169
	2016	1.564	1.580	3,518,206
	2015	1.588	1.564	4,038,435
	2014	1.548	1.588	4,906,754
	2013	1.603	1.548	6,433,826
	2012	1.490	1.603	8,842,108
	2011	1.467	1.490	9,215,698
	2010	1.377	1.467	6,092,638
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.143	2.156	—
	2015	2.175	2.143	66,831
	2014	1.987	2.175	56,592
	2013	1.517	1.987	70,392
	2012	1.393	1.517	66,253
	2011	1.482	1.393	81,995
	2010	1.295	1.482	90,198
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.739	1.782	—
	2015	1.789	1.739	612,365
	2014	1.737	1.789	950,732
	2013	1.737	1.737	1,132,137
	2012	1.581	1.737	1,319,025
	2011	1.549	1.581	1,343,999
	2010	1.403	1.549	1,327,183
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.905	1.991	—
	2012	1.726	1.905	215,738
	2011	2.135	1.726	273,666
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.674	2.086	746,822
	2018	1.872	1.674	925,346
	2017	1.626	1.872	1,097,252
	2016	1.424	1.626	1,354,691
	2015	1.500	1.424	1,979,055
	2014	1.345	1.500	2,426,569
	2013	1.021	1.345	2,784,433
	2012	0.879	1.021	3,067,172
	2011	0.930	0.879	3,379,873
	2010	0.807	0.930	3,883,900
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.539	3.165	202,742
	2018	2.836	2.539	231,722
	2017	2.460	2.836	265,566
	2016	2.153	2.460	267,745
	2015	2.265	2.153	364,191
	2014	2.076	2.265	450,145
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.421	1.805	406,739
	2018	1.606	1.421	449,391
	2017	1.490	1.606	493,423
	2016	1.310	1.490	625,488
	2015	1.462	1.310	693,717
	2014	1.354	1.462	928,816
	2013	1.056	1.354	1,267,280
	2012	0.935	1.056	1,504,700
	2011	0.986	0.935	1,788,746
	2010	0.798	0.986	2,088,736

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.409	1.524	531,348
	2018	1.437	1.409	567,822
	2017	1.401	1.437	644,894
	2016	1.380	1.401	680,465
	2015	1.393	1.380	830,958
	2014	1.322	1.393	1,035,758
	2013	1.353	1.322	1,199,794
	2012	1.277	1.353	1,675,688
	2011	1.217	1.277	1,996,059
	2010	1.141	1.217	2,150,699
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.424	3.170	442,187
	2018	2.404	2.424	490,330
	2017	1.823	2.404	481,482
	2016	1.849	1.823	574,742
	2015	1.767	1.849	701,812
	2014	1.648	1.767	720,213
	2013	1.247	1.648	811,759
	2012	1.108	1.247	876,805
	2011	1.235	1.108	917,166
	2010	1.047	1.235	1,229,652
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.960	0.965	2,380,639
	2018	0.958	0.960	2,828,790
	2017	0.964	0.958	2,788,438
	2016	0.976	0.964	4,180,229
	2015	0.991	0.976	5,330,472
	2014	1.007	0.991	7,232,861
	2013	1.022	1.007	10,018,131
	2012	1.038	1.022	12,543,678
	2011	1.055	1.038	13,039,890
	2010	1.071	1.055	14,271,296
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.380	1.518	160,906
	2018	1.439	1.380	160,959
	2017	1.367	1.439	480,864
	2016	1.328	1.367	571,519
	2015	1.357	1.328	628,997
	2014	1.319	1.357	934,009
	2013	1.284	1.319	1,074,480
	2012	1.195	1.284	2,308,137
	2011	1.175	1.195	1,976,282
	2010	1.085	1.175	1,564,637
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.437	1.636	1,240,344
	2018	1.527	1.437	1,600,301
	2017	1.402	1.527	1,932,784
	2016	1.342	1.402	2,929,766
	2015	1.378	1.342	2,710,263
	2014	1.333	1.378	2,381,861
	2013	1.221	1.333	2,189,635
	2012	1.112	1.221	2,295,264
	2011	1.118	1.112	2,610,615
	2010	1.018	1.118	1,615,515
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.472	1.731	3,084,307
	2018	1.593	1.472	3,753,689
	2017	1.410	1.593	4,393,347
	2016	1.337	1.410	4,817,959
	2015	1.375	1.337	6,260,332
	2014	1.330	1.375	6,884,412
	2013	1.145	1.330	1,752,324
	2012	1.027	1.145	1,388,838
	2011	1.057	1.027	1,105,341
	2010	0.949	1.057	1,263,812
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.484	1.808	3,463,411
	2018	1.640	1.484	3,782,598
	2017	1.398	1.640	4,763,215
	2016	1.313	1.398	5,370,589
	2015	1.356	1.313	6,355,151
	2014	1.309	1.356	6,363,655
	2013	1.070	1.309	1,121,557
	2012	0.942	1.070	1,471,175
	2011	0.994	0.942	1,915,865
	2010	0.880	0.994	1,967,566

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.919	2.323	493,859
	2018	2.025	1.919	468,305
	2017	1.786	2.025	472,886
	2016	1.695	1.786	344,598
	2015	1.679	1.695	455,065
	2014	1.542	1.679	489,346
	2013	1.299	1.542	594,471
	2012	1.174	1.299	613,548
	2011	1.148	1.174	718,793
	2010	1.064	1.148	761,158
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.352	3.032	245,542
	2018	2.391	2.352	275,223
	2017	2.040	2.391	277,639
	2016	1.930	2.040	331,699
	2015	1.914	1.930	379,750
	2014	1.757	1.914	424,337
	2013	1.335	1.757	477,042
	2012	1.201	1.335	460,964
	2011	1.271	1.201	511,611
	2010	1.153	1.271	527,774
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.295	1.425	—
	2012	1.137	1.295	798,370
	2011	1.232	1.137	877,645
	2010	1.093	1.232	1,052,276
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.843	3.723	168,785
	2018	3.064	2.843	210,102
	2017	2.487	3.064	205,094
	2016	2.398	2.487	556,605
	2015	2.370	2.398	570,683
	2014	2.167	2.370	614,757
	2013	1.660	2.167	625,816
	2012	1.520	1.660	714,243
	2011	1.594	1.520	839,857
	2010	1.406	1.594	992,680
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.933	1.011	—
	2010	0.819	0.933	227,511
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	2.038	2.624	1,052,899
	2018	2.175	2.038	1,230,603
	2017	1.822	2.175	1,421,685
	2016	1.661	1.822	1,700,152
	2015	1.672	1.661	2,182,657
	2014	1.501	1.672	1,661,831
	2013	1.158	1.501	2,134,490
	2012	1.019	1.158	2,729,010
	2011	1.018	1.019	3,021,676
	2010	0.903	1.018	3,640,795
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	2.034	2.406	1,030,566
	2018	2.192	2.034	1,190,758
	2017	1.984	2.192	1,411,676
	2016	1.849	1.984	1,827,057
	2015	1.884	1.849	2,042,549
	2014	1.765	1.884	2,352,140
	2013	1.510	1.765	2,948,393
	2012	1.377	1.510	3,334,163
	2011	1.368	1.377	3,495,956
	2010	1.265	1.368	3,870,686
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.424	3.105	545,003
	2018	2.737	2.424	630,119
	2017	2.355	2.737	695,805
	2016	2.091	2.355	841,823
	2015	2.127	2.091	980,101
	2014	1.950	2.127	1,387,786
	2013	1.459	1.950	1,693,173
	2012	1.270	1.459	1,081,793
	2011	1.279	1.270	1,094,426
	2010	1.166	1.279	1,215,911

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.824	3.606	160,050
	2018	3.075	2.824	168,799
	2017	2.698	3.075	195,014
	2016	2.308	2.698	493,631
	2015	2.331	2.308	534,038
	2014	2.367	2.331	616,974
	2013	1.895	2.367	695,022
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.729	2.203	695,421
	2018	1.888	1.729	746,163
	2017	1.660	1.888	874,018
	2016	1.424	1.660	988,487
	2015	1.441	1.424	1,186,325
	2014	1.468	1.441	1,742,472
	2013	1.177	1.468	2,660,872
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.456	3.158	212,766
	2018	2.524	2.456	266,471
	2017	1.920	2.524	247,029
	2016	1.921	1.920	304,805
	2015	1.765	1.921	320,590
	2014	1.647	1.765	646,996
	2013	1.206	1.647	668,474
	2012	1.032	1.206	774,871
	2011	1.062	1.032	816,568
	2010	0.924	1.062	1,010,584
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.026	3.958	307,536
	2018	3.297	3.026	434,911
	2017	2.733	3.297	511,282
	2016	2.489	2.733	550,477
	2015	2.467	2.489	703,047
	2014	2.350	2.467	1,047,116
	2013	1.655	2.350	1,307,390
	2012	1.451	1.655	1,496,390
	2011	1.452	1.451	1,628,742
	2010	1.095	1.452	1,597,420
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	32.002	36.074	24,967
	2018	33.787	32.002	29,875
	2017	31.705	33.787	37,393
	2016	30.568	31.705	50,786
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.215	1.271	709,576
	2018	1.221	1.215	858,578
	2017	1.214	1.221	1,481,332
	2016	1.216	1.214	969,392
	2015	1.226	1.216	1,042,825
	2014	1.209	1.226	1,254,505
	2013	1.235	1.209	1,174,260
	2012	1.212	1.235	1,375,985
	2011	1.165	1.212	1,550,633
	2010	1.116	1.165	1,893,020
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	3.175	4.104	559,044
	2018	3.454	3.175	669,872
	2017	2.885	3.454	743,557
	2016	2.720	2.885	926,993
	2015	2.751	2.720	1,210,218
	2014	2.502	2.751	1,449,712
	2013	1.941	2.502	1,935,650
	2012	1.697	1.941	2,255,908
	2011	1.773	1.697	2,499,850
	2010	1.540	1.773	2,807,052
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.895	3.700	11,665
	2018	3.100	2.895	16,270
	2017	2.550	3.100	17,302
	2016	2.522	2.550	17,266
	2015	2.536	2.522	20,214
	2014	2.327	2.536	19,310
	2013	1.710	2.327	36,951
	2012	1.420	1.710	47,060
	2011	1.484	1.420	50,593
	2010	1.277	1.484	87,040

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.851	4.671	729,982
	2018	4.590	3.851	798,625
	2017	3.867	4.590	915,226
	2016	3.509	3.867	1,318,649
	2015	3.623	3.509	1,519,349
	2014	3.470	3.623	1,651,540
	2013	2.594	3.470	1,916,711
	2012	2.300	2.594	2,163,462
	2011	2.620	2.300	2,507,619
	2010	2.070	2.620	2,992,345
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.964	2.176	598,825
	2018	2.359	1.964	665,405
	2017	2.053	2.359	714,632
	2016	1.945	2.053	821,035
	2015	2.113	1.945	883,751
	2014	2.415	2.113	1,179,642
	2013	1.994	2.415	1,440,660
	2012	1.713	1.994	1,714,677
	2011	1.947	1.713	2,083,263
	2010	1.824	1.947	2,300,173
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.608	1.631	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	2.002	2.143	—
	2010	1.634	2.002	299,819
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	3.107	3.826	310,007
	2018	3.443	3.107	347,782
	2017	3.007	3.443	381,814
	2016	3.018	3.007	392,903
	2015	3.119	3.018	568,474
	2014	2.631	3.119	720,126
	2013	1.808	2.631	854,322
	2012	1.547	1.808	860,218
	2011	1.533	1.547	894,306
	2010	1.246	1.533	1,064,988
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	2.062	2.073	—
	2013	1.584	2.062	510,010
	2012	1.400	1.584	559,813
	2011	1.515	1.400	621,136
	2010	1.320	1.515	793,654
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.933	3.751	78,290
	2018	3.032	2.933	68,052
	2017	2.576	3.032	67,987
	2016	2.383	2.576	118,659
	2015	2.382	2.383	92,524
	2014	2.180	2.382	102,403
	2013	1.703	2.180	105,876
	2012	1.492	1.703	145,606
	2011	1.477	1.492	148,945
	2010	1.332	1.477	149,410
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	3.286	4.277	144,618
	2018	3.338	3.286	141,517
	2017	2.695	3.338	144,614
	2016	2.549	2.695	151,688
	2015	2.358	2.549	218,604
	2014	2.101	2.358	193,324
	2013	1.548	2.101	139,946
	2012	1.306	1.548	165,401
	2011	1.335	1.306	227,136
	2010	1.235	1.335	327,464

Portfolio Architect Plus — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.658	3.372	55,349
	2018	2.962	2.658	77,081
	2017	2.620	2.962	90,629
	2016	2.355	2.620	142,041
	2015	2.462	2.355	159,944
	2014	2.238	2.462	170,476
	2013	1.717	2.238	169,381
	2012	1.497	1.717	231,826
	2011	1.449	1.497	250,239
	2010	1.344	1.449	208,693
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	4.335	5.415	108,381
	2018	4.257	4.335	152,125
	2017	3.479	4.257	143,559
	2016	3.339	3.479	194,061
	2015	3.547	3.339	218,027
	2014	3.461	3.547	275,899
	2013	2.390	3.461	434,520
	2012	2.033	2.390	418,923
	2011	2.036	2.033	448,314
	2010	1.652	2.036	467,388
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.990	0.978	—
	2010	0.920	0.990	438,843
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.536	1.653	412,760
	2013	1.314	1.536	403,053
	2012	1.206	1.314	400,719
	2011	1.225	1.206	407,169
	2010	1.109	1.225	451,807

Portfolio Architect Plus — Separate Account Charges 2.60%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	2.267	2.988	9,170
	2018	2.559	2.267	9,819
	2017	1.997	2.559	10,236
	2016	2.037	1.997	11,444
	2015	1.955	2.037	11,751
	2014	1.961	1.955	12,978
	2013	1.558	1.961	13,253
	2012	1.305	1.558	14,624
	2011	1.470	1.305	15,413
	2010	1.350	1.470	16,891
American Funds Growth Subaccount (Class 2) (5/03)	2019	2.397	3.054	37,937
	2018	2.466	2.397	40,345
	2017	1.973	2.466	44,148
	2016	1.849	1.973	48,005
	2015	1.776	1.849	51,756
	2014	1.680	1.776	90,671
	2013	1.325	1.680	92,998
	2012	1.154	1.325	98,162
	2011	1.237	1.154	100,758
	2010	1.070	1.237	121,282
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	1.992	2.448	48,352
	2018	2.082	1.992	51,003
	2017	1.746	2.082	55,522
	2016	1.607	1.746	60,732
	2015	1.626	1.607	66,711
	2014	1.508	1.626	169,332
	2013	1.159	1.508	188,396
	2012	1.013	1.159	210,648
	2011	1.059	1.013	232,623
	2010	0.975	1.059	239,920

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	1.786	2.005	51,187
	2018	1.880	1.786	52,943
	2017	1.784	1.880	54,442
	2016	1.600	1.784	54,756
	2015	1.704	1.600	61,262
	2014	1.690	1.704	62,433
	2013	1.578	1.690	68,266
	2012	1.386	1.578	68,016
	2011	1.386	1.386	72,698
	2010	1.224	1.386	76,416
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.270	1.577	—
	2018	1.449	1.270	—
	2017	1.210	1.449	—
	2016	1.139	1.210	—
	2015	1.193	1.139	—
	2014	1.166	1.193	—
	2013	0.924	1.166	—
	2012	0.812	0.924	—
	2011	0.956	0.812	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.312	1.646	47,795
	2018	1.589	1.312	50,573
	2017	1.460	1.589	53,874
	2016	1.142	1.460	58,055
	2015	1.239	1.142	62,964
	2014	1.250	1.239	91,138
	2013	0.968	1.250	89,826
	2012	0.843	0.968	98,754
	2011	0.950	0.843	114,099
	2010	0.813	0.950	121,906
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	1.481	1.742	54,223
	2018	1.772	1.481	55,634
	2017	1.417	1.772	54,525
	2016	1.304	1.417	55,858
	2015	1.553	1.304	57,186
	2014	1.705	1.553	85,009
	2013	1.842	1.705	36,870
	2012	1.590	1.842	34,870
	2011	2.007	1.590	35,037
	2010	1.666	2.007	42,305
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.004	2.574	6,720
	2018	2.195	2.004	6,720
	2017	1.848	2.195	7,181
	2016	1.751	1.848	8,517
	2015	1.721	1.751	10,142
	2014	1.554	1.721	11,776
	2013	1.189	1.554	13,782
	2012	1.075	1.189	17,131
	2011	1.101	1.075	18,639
	2010	1.004	1.101	35,648
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	0.995	1.213	—
	2018	1.114	0.995	—
	2017	1.030	1.114	—
	2016	1.046	1.030	—
	2015	1.086	1.046	—
	2014	0.981	1.086	31,733
	2013	0.970	0.981	33,469
	2012	0.789	0.970	33,193
	2011	0.854	0.789	35,369
	2010	0.754	0.854	33,701
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	1.971	2.047	—
	2013	1.567	1.971	—
	2012	1.310	1.567	—
	2011	1.450	1.310	—
	2010	1.357	1.450	14,898

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	1.699	2.066	9,817
	2018	2.287	1.699	10,044
	2017	1.794	2.287	8,692
	2016	1.698	1.794	9,668
	2015	1.822	1.698	9,371
	2014	1.979	1.822	23,753
	2013	1.553	1.979	21,429
	2012	1.231	1.553	23,822
	2011	1.469	1.231	31,521
	2010	1.292	1.469	32,509
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	1.716	2.089	23,730
	2018	2.005	1.716	23,998
	2017	1.744	2.005	26,294
	2016	1.526	1.744	27,096
	2015	1.665	1.526	27,378
	2014	1.564	1.665	22,784
	2013	1.185	1.564	—
	2012	1.027	1.185	—
	2011	1.069	1.027	—
	2010	0.955	1.069	8,579
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.394	1.787	—
	2018	1.648	1.394	—
	2017	1.237	1.648	—
	2016	1.267	1.237	—
	2015	1.251	1.267	—
	2014	1.257	1.251	12,750
	2013	1.015	1.257	29,413
	2012	0.860	1.015	30,191
	2011	0.963	0.860	31,247
	2010	0.853	0.963	32,277
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.383	2.894	—
	2018	2.682	2.383	—
	2017	2.191	2.682	—
	2016	2.013	2.191	—
	2015	2.096	2.013	—
	2014	1.988	2.096	—
	2013	1.452	1.988	—
	2012	1.258	1.452	—
	2011	1.302	1.258	—
	2010	1.056	1.302	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.752	2.041	7,519
	2018	2.086	1.752	7,020
	2017	2.066	2.086	7,234
	2016	1.620	2.066	7,098
	2015	1.793	1.620	7,291
	2014	1.758	1.793	7,273
	2013	1.354	1.758	7,208
	2012	1.202	1.354	7,465
	2011	1.372	1.202	7,380
	2010	1.178	1.372	7,146
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.252	2.717	—
	2018	2.480	2.252	—
	2017	2.144	2.480	—
	2016	2.137	2.144	—
	2015	2.280	2.137	—
	2014	2.040	2.280	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.595	1.638	—
	2015	1.669	1.595	—
	2014	1.629	1.669	—
	2013	1.546	1.629	—
	2012	1.402	1.546	—
	2011	1.373	1.402	—
	2010	1.245	1.373	2,122

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.388	1.736	—
	2018	1.657	1.388	—
	2017	1.327	1.657	—
	2016	1.374	1.327	—
	2015	1.435	1.374	—
	2014	1.583	1.435	—
	2013	1.363	1.583	—
	2012	1.198	1.363	—
	2011	1.378	1.198	—
	2010	1.269	1.378	—
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.197	1.293	—
	2012	1.163	1.197	—
	2011	1.259	1.163	—
	2010	1.048	1.259	15,699
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	0.995	1.075	—
	2012	0.970	0.995	19,651
	2011	1.051	0.970	19,608
	2010	0.878	1.051	19,525
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.189	1.257	4,032
	2018	1.247	1.189	4,047
	2017	1.233	1.247	3,924
	2016	1.204	1.233	3,295
	2015	1.272	1.204	3,427
	2014	1.266	1.272	153,094
	2013	1.427	1.266	148,198
	2012	1.340	1.427	121,596
	2011	1.234	1.340	117,472
	2010	1.172	1.234	128,764
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.374	1.452	48,410
	2018	1.414	1.374	49,131
	2017	1.388	1.414	49,852
	2016	1.389	1.388	50,010
	2015	1.425	1.389	51,905
	2014	1.404	1.425	107,767
	2013	1.469	1.404	114,564
	2012	1.380	1.469	124,952
	2011	1.373	1.380	124,857
	2010	1.302	1.373	99,406
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.598	1.603	—
	2015	1.640	1.598	—
	2014	1.514	1.640	—
	2013	1.167	1.514	—
	2012	1.084	1.167	—
	2011	1.165	1.084	—
	2010	1.029	1.165	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.572	1.606	—
	2015	1.635	1.572	11,452
	2014	1.605	1.635	35,185
	2013	1.622	1.605	35,749
	2012	1.491	1.622	33,024
	2011	1.477	1.491	34,592
	2010	1.351	1.477	36,605
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.341	1.397	—
	2012	1.228	1.341	—
	2011	1.529	1.228	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.466	1.807	11,502
	2018	1.656	1.466	11,502
	2017	1.453	1.656	11,799
	2016	1.286	1.453	12,717
	2015	1.369	1.286	15,383
	2014	1.241	1.369	52,712
	2013	0.952	1.241	56,318
	2012	0.828	0.952	60,296
	2011	0.886	0.828	78,815
	2010	0.777	0.886	98,533

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.655	2.042	—
	2018	1.869	1.655	—
	2017	1.638	1.869	—
	2016	1.449	1.638	—
	2015	1.540	1.449	—
	2014	1.422	1.540	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.244	1.563	16,909
	2018	1.421	1.244	17,488
	2017	1.332	1.421	18,697
	2016	1.184	1.332	19,242
	2015	1.335	1.184	18,930
	2014	1.249	1.335	19,565
	2013	0.984	1.249	20,637
	2012	0.881	0.984	23,098
	2011	0.939	0.881	24,462
	2010	0.767	0.939	24,619
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.214	1.299	25,968
	2018	1.250	1.214	27,631
	2017	1.233	1.250	27,074
	2016	1.227	1.233	26,108
	2015	1.252	1.227	28,094
	2014	1.200	1.252	60,654
	2013	1.241	1.200	61,541
	2012	1.184	1.241	53,277
	2011	1.141	1.184	65,862
	2010	1.081	1.141	81,151
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	1.757	2.274	—
	2018	1.761	1.757	—
	2017	1.349	1.761	—
	2016	1.384	1.349	—
	2015	1.336	1.384	—
	2014	1.259	1.336	—
	2013	0.963	1.259	—
	2012	0.864	0.963	—
	2011	0.974	0.864	—
	2010	0.834	0.974	18,150
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.832	0.828	51,450
	2018	0.839	0.832	51,334
	2017	0.853	0.839	60,748
	2016	0.873	0.853	61,909
	2015	0.896	0.873	64,475
	2014	0.919	0.896	83,125
	2013	0.944	0.919	82,715
	2012	0.969	0.944	79,891
	2011	0.994	0.969	82,003
	2010	1.020	0.994	126,906
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.208	1.315	—
	2018	1.273	1.208	—
	2017	1.222	1.273	—
	2016	1.199	1.222	—
	2015	1.238	1.199	—
	2014	1.217	1.238	—
	2013	1.197	1.217	—
	2012	1.126	1.197	—
	2011	1.119	1.126	—
	2010	1.043	1.119	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.258	1.417	—
	2018	1.351	1.258	—
	2017	1.253	1.351	—
	2016	1.212	1.253	—
	2015	1.257	1.212	—
	2014	1.230	1.257	—
	2013	1.138	1.230	—
	2012	1.048	1.138	—
	2011	1.064	1.048	—
	2010	0.980	1.064	—

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.289	1.499	62,757
	2018	1.409	1.289	66,928
	2017	1.260	1.409	71,118
	2016	1.208	1.260	75,556
	2015	1.255	1.208	80,497
	2014	1.227	1.255	85,270
	2013	1.067	1.227	—
	2012	0.967	1.067	—
	2011	1.006	0.967	—
	2010	0.913	1.006	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.299	1.566	63,592
	2018	1.451	1.299	67,819
	2017	1.250	1.451	72,065
	2016	1.186	1.250	76,562
	2015	1.238	1.186	81,568
	2014	1.208	1.238	86,405
	2013	0.997	1.208	—
	2012	0.887	0.997	—
	2011	0.946	0.887	—
	2010	0.846	0.946	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.670	2.001	30,207
	2018	1.781	1.670	32,499
	2017	1.588	1.781	34,805
	2016	1.523	1.588	37,370
	2015	1.524	1.523	40,384
	2014	1.415	1.524	42,651
	2013	1.204	1.415	42,651
	2012	1.100	1.204	42,651
	2011	1.087	1.100	42,651
	2010	1.018	1.087	42,651
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	1.711	2.183	—
	2018	1.758	1.711	—
	2017	1.515	1.758	—
	2016	1.449	1.515	—
	2015	1.452	1.449	—
	2014	1.347	1.452	—
	2013	1.034	1.347	6,305
	2012	0.941	1.034	6,617
	2011	1.006	0.941	6,976
	2010	0.922	1.006	10,286
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	0.980	1.076	—
	2012	0.870	0.980	53,475
	2011	0.953	0.870	55,894
	2010	0.854	0.953	55,348
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.826	2.367	—
	2018	1.989	1.826	—
	2017	1.631	1.989	—
	2016	1.590	1.631	—
	2015	1.588	1.590	—
	2014	1.467	1.588	—
	2013	1.136	1.467	—
	2012	1.051	1.136	—
	2011	1.114	1.051	—
	2010	0.993	1.114	—
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.888	0.959	—
	2010	0.788	0.888	20,290
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.772	2.258	—
	2018	1.911	1.772	—
	2017	1.618	1.911	—
	2016	1.491	1.618	—
	2015	1.516	1.491	—
	2014	1.376	1.516	—
	2013	1.072	1.376	—
	2012	0.954	1.072	—
	2011	0.963	0.954	—
	2010	0.863	0.963	—

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.554	1.819	9,222
	2018	1.693	1.554	9,222
	2017	1.548	1.693	9,288
	2016	1.458	1.548	10,127
	2015	1.502	1.458	12,258
	2014	1.422	1.502	127,410
	2013	1.229	1.422	131,192
	2012	1.133	1.229	136,954
	2011	1.137	1.133	154,378
	2010	1.062	1.137	180,495
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.117	2.684	16,452
	2018	2.416	2.117	17,175
	2017	2.101	2.416	17,481
	2016	1.885	2.101	19,241
	2015	1.938	1.885	22,008
	2014	1.795	1.938	41,947
	2013	1.357	1.795	45,690
	2012	1.194	1.357	16,066
	2011	1.215	1.194	17,717
	2010	1.119	1.215	18,151
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	1.828	2.310	—
	2018	2.011	1.828	—
	2017	1.783	2.011	—
	2016	1.542	1.783	—
	2015	1.573	1.542	—
	2014	1.615	1.573	—
	2013	1.302	1.615	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.499	1.889	18,486
	2018	1.654	1.499	18,709
	2017	1.470	1.654	18,573
	2016	1.274	1.470	19,168
	2015	1.303	1.274	19,341
	2014	1.341	1.303	19,399
	2013	1.082	1.341	19,315
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.150	2.735	—
	2018	2.232	2.150	—
	2017	1.716	2.232	—
	2016	1.735	1.716	—
	2015	1.611	1.735	—
	2014	1.520	1.611	—
	2013	1.124	1.520	—
	2012	0.972	1.124	—
	2011	1.011	0.972	—
	2010	0.889	1.011	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.278	2.948	—
	2018	2.508	2.278	—
	2017	2.101	2.508	—
	2016	1.934	2.101	—
	2015	1.937	1.934	3,700
	2014	1.864	1.937	3,826
	2013	1.327	1.864	6,328
	2012	1.175	1.327	9,413
	2011	1.189	1.175	9,587
	2010	0.906	1.189	25,362
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	24.826	27.694	595
	2018	26.490	24.826	595
	2017	25.119	26.490	588
	2016	24.387	25.119	625
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.073	1.110	4,538
	2018	1.089	1.073	4,540
	2017	1.095	1.089	4,472
	2016	1.108	1.095	3,714
	2015	1.129	1.108	3,750
	2014	1.126	1.129	3,725
	2013	1.162	1.126	3,498
	2012	1.152	1.162	2,786
	2011	1.119	1.152	2,632
	2010	1.084	1.119	2,732

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.155	2.756	7,694
	2018	2.369	2.155	7,913
	2017	2.000	2.369	8,439
	2016	1.905	2.000	8,694
	2015	1.947	1.905	16,773
	2014	1.790	1.947	20,339
	2013	1.403	1.790	20,922
	2012	1.240	1.403	31,780
	2011	1.309	1.240	32,761
	2010	1.149	1.309	48,966
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.195	2.777	—
	2018	2.376	2.195	—
	2017	1.975	2.376	—
	2016	1.974	1.975	—
	2015	2.006	1.974	—
	2014	1.860	2.006	—
	2013	1.381	1.860	—
	2012	1.159	1.381	—
	2011	1.224	1.159	—
	2010	1.065	1.224	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	2.352	2.823	12,287
	2018	2.833	2.352	11,671
	2017	2.412	2.833	12,200
	2016	2.212	2.412	12,752
	2015	2.308	2.212	12,765
	2014	2.234	2.308	31,928
	2013	1.687	2.234	32,897
	2012	1.512	1.687	37,296
	2011	1.741	1.512	36,027
	2010	1.389	1.741	41,179
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.253	1.374	5,076
	2018	1.521	1.253	5,076
	2017	1.338	1.521	5,076
	2016	1.281	1.338	5,471
	2015	1.406	1.281	5,473
	2014	1.624	1.406	28,656
	2013	1.355	1.624	114,676
	2012	1.177	1.355	118,023
	2011	1.351	1.177	125,466
	2010	1.279	1.351	122,966
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.181	1.193	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.439	1.536	—
	2010	1.187	1.439	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.064	2.515	—
	2018	2.312	2.064	—
	2017	2.040	2.312	—
	2016	2.069	2.040	—
	2015	2.161	2.069	—
	2014	1.842	2.161	—
	2013	1.279	1.842	—
	2012	1.106	1.279	—
	2011	1.108	1.106	—
	2010	0.910	1.108	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.417	1.420	—
	2013	1.100	1.417	653
	2012	0.982	1.100	655
	2011	1.075	0.982	657
	2010	0.946	1.075	659

Portfolio Architect Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.055	2.600	—
	2018	2.146	2.055	—
	2017	1.843	2.146	—
	2016	1.723	1.843	—
	2015	1.740	1.723	—
	2014	1.609	1.740	—
	2013	1.270	1.609	—
	2012	1.125	1.270	—
	2011	1.125	1.125	—
	2010	1.025	1.125	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.168	2.791	—
	2018	2.225	2.168	—
	2017	1.816	2.225	—
	2016	1.735	1.816	—
	2015	1.622	1.735	—
	2014	1.460	1.622	—
	2013	1.087	1.460	—
	2012	0.927	1.087	—
	2011	0.958	0.927	—
	2010	0.895	0.958	—
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	1.786	2.243	6,946
	2018	2.012	1.786	7,196
	2017	1.798	2.012	7,547
	2016	1.633	1.798	7,412
	2015	1.726	1.633	7,472
	2014	1.585	1.726	7,417
	2013	1.229	1.585	7,985
	2012	1.083	1.229	8,057
	2011	1.059	1.083	8,521
	2010	0.993	1.059	9,058
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	2.688	3.323	—
	2018	2.668	2.688	—
	2017	2.203	2.668	—
	2016	2.137	2.203	—
	2015	2.294	2.137	7,012
	2014	2.262	2.294	6,767
	2013	1.579	2.262	7,151
	2012	1.357	1.579	7,290
	2011	1.374	1.357	7,421
	2010	1.126	1.374	15,582
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.930	0.916	—
	2010	0.875	0.930	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.434	1.528	—
	2013	1.240	1.434	—
	2012	1.150	1.240	—
	2011	1.180	1.150	—
	2010	1.080	1.180	—
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.
Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

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Appendix B

Additional Information Regarding Underlying Funds
The following Underlying Funds were subject to a name change. The chart below identifies the former name and new name of the Underlying Fund, and the name of the Trust of which the Underlying Fund is a part.
Underlying Fund Name Change
Former Underlying Fund/Trust	New Underlying Fund/Trust
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio — Class A	Loomis Sayles Growth Portfolio — Class A
Oppenheimer Global Equity Portfolio — Class B	Invesco Global Equity Portfolio — Class B
B-1

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Appendix C

Contents of the Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:
THE INSURANCE COMPANY
SERVICES
PRINCIPAL UNDERWRITER
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
VALUATION OF ASSETS
FEDERAL TAX CONSIDERATIONS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CUSTODIAN
CONDENSED FINANCIAL INFORMATION
FINANCIAL STATEMENTS

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2020 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.
Name:
Address:
BLIC-Book-70-71-75
C-1

Scudder Advocate Rewards Annuity
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated May 1, 2020
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
The following information should be read in connection with the information presented on the first page of your prospectus.
You can choose to have your premium (“Purchase Payments”) and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. Managed Volatility Fund
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class B
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Invesco Global Equity Portfolio — Class B
MFS® Research International Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
T. Rowe Price Mid Cap Growth Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B
Frontier Mid Cap Growth Portfolio — Class B
Jennison Growth Portfolio — Class B
MetLife Stock Index Portfolio — Class B
MFS® Total Return Portfolio — Class B
MFS® Value Portfolio — Class E
Neuberger Berman Genesis Portfolio — Class B
T. Rowe Price Large Cap Growth Portfolio — Class E
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Deutsche DWS Variable Series II — Class B
DWS Small Mid Cap Value VIP
The Alger Portfolios — Class S
Alger Capital Appreciation Portfolio

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Us electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
Certain Variable Funding Options have been subject to a name change, liquidation or other change. Please see "Appendix B — Additional Information Regarding Underlying Funds" for more information.
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2020. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC’s website (http://www.sec.gov). Please see Appendix C for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
Contract Owner Transaction Expenses
Withdrawal Charge	8% (1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
Transfer Charge	$10 (2)
(assessed on transfers that exceed 12 per year)
Variable Liquidity Benefit Charge	8% (3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charges
Annual Contract Administrative Charge	$40 (4)

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
(2)	We do not currently assess the transfer charge.
(3)	This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

Years Since Initial Purchase Payment		Withdrawal Charge
Greater than or Equal to	But less than
0 years	3 years	8%
3 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 years	9 years	2%
9 years+		0%
(4)	We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.
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Annual Separate Account Charges:
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M&E”) of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:
	Standard Death Benefit	Step-Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk Charge*	1.40%	1.55%	1.75%
Administrative Expense Charge	0.15%	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.55%	1.70%	1.90%
Optional E.S.P. Charge	0.20%	0.20%	0.20%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.75%	1.90%	2.10%
Optional GMAB Charge	0.40%	0.40%	0.40%
Total Annual Separate Account Charges with GMAB Only Selected	1.95%	2.10%	2.30%
Total Annual Separate Account Charges with E.S.P. and GMAB Selected(5)	2.15%	2.30%	2.50%
Optional GMWB I Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB I Plus Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB II Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB II Plus Charge	1.00% (6)	1.00% (6)	1.00% (6)
Optional GMWB III Charge	0.25%	0.25%	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB I Plus Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB II Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB II Plus Only Selected	2.55%	2.70%	2.90%
Total Annual Separate Account Charges with GMWB III Only Selected	1.80%	1.95%	2.15%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB I Plus Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB II Plus Selected	2.75%	2.90%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.00%	2.15%	2.35%

*	We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS® Value Portfolio, 1.24% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Invesco Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio − Class B.
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(5)	GMAB and GMWB cannot both be elected.
(6)	The current charges for the available GMWB riders with a reset feature (see “Living Benefits — Guaranteed Minimum Withdrawal Benefit”) are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.
Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.25%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. Managed Volatility Fund	0.60%	—	0.48%	0.01%	1.09%	0.01%	1.08%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class B	0.60%	0.25%	0.08%	—	0.93%	0.01%	0.92%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Mid Cap Growth Portfolio — Class B	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Ultra-Short Term Bond Portfolio — Class B	0.35%	0.25%	0.04%	—	0.64%	0.02%	0.62%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class B	0.46%	0.25%	0.07%	—	0.78%	—	0.78%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Frontier Mid Cap Growth Portfolio — Class B	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Stock Index Portfolio — Class B	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS® Total Return Portfolio — Class B	0.57%	0.25%	0.06%	—	0.88%	—	0.88%
MFS® Value Portfolio — Class E	0.61%	0.15%	0.02%	—	0.78%	0.06%	0.72%
Neuberger Berman Genesis Portfolio — Class B	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio — Class E	0.60%	0.15%	0.03%	—	0.78%	0.05%	0.73%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class E	0.57%	0.15%	0.03%	—	0.75%	0.06%	0.69%
Deutsche DWS Variable Series II — Class B
DWS Small Mid Cap Value VIP	0.65%	0.25%	0.35%	—	1.25%	0.06%	1.19%
The Alger Portfolios — Class S
Alger Capital Appreciation Portfolio	0.81%	0.25%	0.15%	—	1.21%	—	1.21%
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Condensed Financial Information

See Appendix A.
The Annuity Contract

The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 866-376-0389 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
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The current Underlying Funds are listed below, along with their investment adviser and any subadviser:
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. Managed Volatility Fund	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Seeks long-term capital appreciation.	The Dreyfus Corporation Subadviser: Newton Investment Management (North America) Limited
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class B	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class B	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Wellington Balanced Portfolio — Class B	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class B	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio — Class B	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class B	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class E	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class E	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class E	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Deutsche DWS Variable Series II — Class B
DWS Small Mid Cap Value VIP	Seeks long-term capital appreciation.	DWS Investment Management Americas, Inc.
The Alger Portfolios — Class S
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.	Fred Alger Management, LLC
Certain Variable Funding Options have been subject to a name change, liquidation or other change. Please see "Appendix B — Additional Information Regarding Underlying Funds" for more information.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers.Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence
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will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
DWS Small Mid Cap Value VIP
Invesco Global Equity Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Federal Tax Considerations

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
General Taxation of Annuities
Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.
State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.
Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1⁄2 will be subject to a 10% additional tax penalty unless the
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distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.
Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.
Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Types of Contracts: Qualified and Non-qualified
Qualified Annuity Contracts
If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.
If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.
Taxation of Qualified Annuity Contracts
Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.
Mandatory Distributions for Qualified Plans
Generally, you must begin receiving Required Minimum Distribution (“RMD”) amounts from your retirement plan by the Required Beginning Date. Generally, the “Required Beginning Date” is by April 1 following the later of:
(a) the calendar year in which You reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
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(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949) even if you have not retired, taking your first distribution no later than by April 1 of the year after You reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.
Minimum Distributions for Beneficiaries upon the Qualified Annuity Contract Owner’s Death. If you die on or after January 1, 2020, any remaining interest in your Qualified annuity Contract generally must be distributed within 10 years (or in some cases five years) after your death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: your spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than you. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified annuity Contract, applicable tax law may require that any remaining payments must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to roll over the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and Contract permit, your Beneficiary may be able to roll over the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Note to participants in qualified plans including 401, 403(b), 408 or 457, and IRA owners. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the
10

permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2020, and it may be indexed for inflation in subsequent years. Additional “catch-up contributions” of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
Contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).
Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1⁄2 unless the distribution is made by reason of death, disability or as part of a series of payments for life or life expectancy, or another exception applies. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 72 (age 70 1⁄2, If the individual was born on or before June 30, 1949). Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.
Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $57,000 or 25% of pay for each participant in 2020.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1⁄2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
TSAs (Tax-Sheltered Annuities — ERISA and Non-ERISA)
General. TSAs fall under §403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under §501(c)(3) of the Code.
In general contributions to §403(b) arrangements are subject to limitations under §415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).
Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees’ annuity contracts that fund these programs to retain a tax deferred status under §403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under §403(b) under certain conditions (so-called “90-24 transfers”). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.
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If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).
Withdrawals and Income Payments. If you are under 59 1⁄2, you cannot withdraw money from your TSA Contract unless the withdrawal:
•	Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);
•	Is directly transferred to another permissible investment under §403(b) arrangements;
•	Relates to amounts that are not salary reduction elective deferrals;
•	Occurs after you die, leave your job or become disabled (as defined by the Code);
•	Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;
•	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
•	Relates to rollover or after-tax contributions; or
•	Is for the purchase of permissive service credit under a governmental defined benefit plan.
Designated Roth Account for 403(b) Plans. Employers that established and maintain a TSA/403(b) plan (“the Plan”) may also establish a Qualified Roth Contribution Program under Section 402A of the Code (“Designated Roth Accounts”) to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:
(1)	The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.
(2)	In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.
(3)	All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).
(4)	In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.
(5)	No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.
(6)	If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan’s Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.
(7)	We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.
The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.
Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.
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The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:
The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.
Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.
In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1⁄2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).
If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1⁄2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax (“Qualified Distributions”).
Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.
Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.
Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.
Loans. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.
The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.
Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.
Non-qualified Annuity Contracts
If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.
Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.
Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be
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considered ordinary income for federal income tax purposes. Annuity Payments are subject to an “excludable amount” or “exclusion ratio” which determines how much of each payment is treated as:
•	a non-taxable return of your Purchase Payment; or
•	a taxable payment of earnings.
We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). “Net investment income” does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.
Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.
If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary’s ability to “stretch” or a spousal beneficiary’s ability to continue the Contract and the living (if any) and/or death benefits.
Partial Withdrawals. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.
Partial Annuitizations (if available with your Contract). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract (“partial annuitization”), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.
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Diversification Requirements for Variable Annuities
The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.
Ownership of the Investments
In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.
Other Tax Considerations
Treatment of Charges for Optional Benefits
The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.
Guaranteed Minimum Withdrawal Benefits
If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.
In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
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The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Non-Resident Aliens
Distributions to non resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.
Tax Credits and Deductions
The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.
Other Information

The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact
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on the Company and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.
Financial Statements
The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.
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Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Separate Account Eleven/Twelve for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.
Scudder Advocate Reward — Separate Account Charges 1.55%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.624	3.064	42,007
	2018	2.995	2.624	41,970
	2017	2.751	2.995	55,481
	2016	2.526	2.751	78,655
	2015	2.622	2.526	80,185
	2014	2.208	2.622	120,931
	2013	2.025	2.208	116,296
	2012	1.985	2.025	147,041
	2011	1.731	1.985	169,093
	2010	1.654	1.731	178,318
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	4.034	5.290	192,973
	2018	4.112	4.034	198,395
	2017	3.195	4.112	219,728
	2016	3.237	3.195	232,274
	2015	3.104	3.237	263,968
	2014	2.779	3.104	269,485
	2013	2.094	2.779	294,206
	2012	1.804	2.094	373,922
	2011	1.844	1.804	825,397
	2010	1.648	1.844	395,156
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.278	3.006	868
	2018	2.427	2.278	—
	2017	2.142	2.427	283
	2016	1.977	2.142	1,081
	2015	2.078	1.977	1,887
	2014	1.866	2.078	54,594
	2013	1.414	1.866	56,181
	2012	1.286	1.414	57,094
	2011	1.298	1.286	57,256
	2010	1.151	1.298	57,633
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.191	2.478	896,633
	2018	2.291	2.191	1,047,961
	2017	2.160	2.291	1,373,260
	2016	1.924	2.160	1,762,691
	2015	2.037	1.924	1,756,880
	2014	2.003	2.037	2,321,265
	2013	1.860	2.003	4,062,753
	2012	1.621	1.860	5,519,026
	2011	1.609	1.621	6,792,409
	2010	1.411	1.609	8,016,351
A-1

Scudder Advocate Reward — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.567	3.058	142,501
	2018	3.029	2.567	158,770
	2017	2.392	3.029	169,391
	2016	2.172	2.392	183,667
	2015	2.555	2.172	227,066
	2014	2.768	2.555	268,974
	2013	2.953	2.768	299,624
	2012	2.518	2.953	346,111
	2011	3.135	2.518	478,917
	2010	2.568	3.135	553,321
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.527	1.528	—
	2013	1.299	1.527	1,809,423
	2012	1.158	1.299	2,094,566
	2011	1.196	1.158	2,583,533
	2010	1.070	1.196	2,769,123
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.646	1.639	—
	2013	1.328	1.646	1,181,112
	2012	1.165	1.328	1,699,093
	2011	1.231	1.165	2,210,022
	2010	1.083	1.231	2,320,427
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.507	1.513	—
	2013	1.340	1.507	960,929
	2012	1.211	1.340	1,173,349
	2011	1.231	1.211	1,369,639
	2010	1.113	1.231	1,554,947
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.414	3.128	176,078
	2018	2.823	2.414	185,658
	2017	2.097	2.823	215,104
	2016	2.125	2.097	223,983
	2015	2.076	2.125	274,826
	2014	2.065	2.076	319,903
	2013	1.650	2.065	235,109
	2012	1.383	1.650	336,172
	2011	1.533	1.383	421,870
	2010	1.418	1.533	466,355
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	2.056	2.598	409,695
	2018	2.428	2.056	465,313
	2017	1.924	2.428	477,139
	2016	1.972	1.924	534,835
	2015	2.039	1.972	604,898
	2014	2.225	2.039	825,891
	2013	1.895	2.225	1,304,709
	2012	1.649	1.895	1,599,937
	2011	1.876	1.649	1,791,610
	2010	1.710	1.876	1,929,042
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.078	1.168	—
	2012	1.040	1.078	3,042,023
	2011	1.115	1.040	3,337,591
	2010	0.922	1.115	3,716,664
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.632	1.671	—
	2015	1.682	1.632	3,843,595
	2014	1.635	1.682	4,712,750
	2013	1.638	1.635	6,289,123
	2012	1.493	1.638	7,794,736
	2011	1.465	1.493	8,520,374
	2010	1.328	1.465	9,951,087
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.391	1.454	—
	2012	1.256	1.391	158,354
	2011	1.417	1.256	463,765
	2010	1.202	1.417	410,054
A-2

Scudder Advocate Reward — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.674	2.086	746,822
	2018	1.872	1.674	925,346
	2017	1.626	1.872	1,097,252
	2016	1.424	1.626	1,354,691
	2015	1.500	1.424	1,979,055
	2014	1.345	1.500	2,426,569
	2013	1.021	1.345	2,784,433
	2012	0.879	1.021	3,067,172
	2011	0.930	0.879	3,379,873
	2010	0.807	0.930	3,883,900
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.442	4.442	105,701
	2018	3.574	3.442	109,672
	2017	2.910	3.574	103,408
	2016	2.782	2.910	103,123
	2015	2.649	2.782	106,747
	2014	2.386	2.649	96,345
	2013	1.774	2.386	171,700
	2012	1.585	1.774	254,985
	2011	1.637	1.585	262,458
	2010	1.302	1.637	266,108
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.633	1.761	—
	2012	1.565	1.633	223,484
	2011	1.717	1.565	185,661
	2010	1.371	1.717	192,438
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.265	1.365	305,392
	2018	1.293	1.265	443,085
	2017	1.264	1.293	623,020
	2016	1.248	1.264	626,558
	2015	1.263	1.248	663,381
	2014	1.201	1.263	776,524
	2013	1.233	1.201	1,151,067
	2012	1.167	1.233	1,593,906
	2011	1.115	1.167	1,698,837
	2010	1.048	1.115	1,784,882
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.660	1.665	178,207
	2018	1.660	1.660	212,657
	2017	1.676	1.660	223,007
	2016	1.700	1.676	260,203
	2015	1.726	1.700	270,184
	2014	1.753	1.726	483,024
	2013	1.781	1.753	682,552
	2012	1.809	1.781	1,146,206
	2011	1.837	1.809	1,132,259
	2010	1.866	1.837	1,027,274
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.437	1.636	1,240,344
	2018	1.527	1.437	1,600,301
	2017	1.402	1.527	1,932,784
	2016	1.342	1.402	2,929,766
	2015	1.378	1.342	2,710,263
	2014	1.341	1.378	2,381,861
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.472	1.731	3,084,307
	2018	1.593	1.472	3,753,689
	2017	1.410	1.593	4,393,347
	2016	1.337	1.410	4,817,959
	2015	1.375	1.337	6,260,332
	2014	1.329	1.375	6,884,412
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.484	1.808	3,463,411
	2018	1.640	1.484	3,782,598
	2017	1.398	1.640	4,763,215
	2016	1.313	1.398	5,370,589
	2015	1.356	1.313	6,355,151
	2014	1.303	1.356	6,363,655
A-3

Scudder Advocate Reward — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.964	2.373	143,030
	2018	2.078	1.964	176,531
	2017	1.838	2.078	230,081
	2016	1.748	1.838	245,463
	2015	1.736	1.748	263,960
	2014	1.599	1.736	269,996
	2013	1.350	1.599	323,851
	2012	1.223	1.350	419,917
	2011	1.199	1.223	441,234
	2010	1.114	1.199	527,005
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.433	3.130	698,073
	2018	2.480	2.433	810,316
	2017	2.120	2.480	912,093
	2016	2.011	2.120	1,173,924
	2015	2.000	2.011	293,572
	2014	1.840	2.000	491,310
	2013	1.402	1.840	748,644
	2012	1.264	1.402	894,551
	2011	1.341	1.264	967,837
	2010	1.219	1.341	1,942,307
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.406	1.547	—
	2012	1.237	1.406	569,228
	2011	1.342	1.237	614,163
	2010	1.192	1.342	645,546
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.748	3.594	30,150
	2018	2.966	2.748	36,787
	2017	2.411	2.966	51,324
	2016	2.329	2.411	40,656
	2015	2.305	2.329	63,548
	2014	2.111	2.305	179,473
	2013	1.773	2.111	193,622
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.975	2.576	1,424,280
	2018	2.004	1.975	1,501,959
	2017	1.485	2.004	1,605,948
	2016	1.511	1.485	1,806,471
	2015	1.388	1.511	2,139,186
	2014	1.230	1.388	2,861,766
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	2.038	2.624	1,052,899
	2018	2.175	2.038	1,230,603
	2017	1.822	2.175	1,421,685
	2016	1.661	1.822	1,700,152
	2015	1.672	1.661	2,182,657
	2014	1.501	1.672	1,661,831
	2013	1.158	1.501	2,134,490
	2012	1.019	1.158	2,729,010
	2011	1.018	1.019	3,021,676
	2010	0.903	1.018	3,640,795
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	2.032	2.032	—
	2018	2.108	2.032	—
	2017	1.994	2.108	849,143
	2016	1.715	1.994	908,453
	2015	1.857	1.715	998,821
	2014	1.719	1.857	1,310,820
	2013	1.325	1.719	1,601,217
	2012	1.181	1.325	1,833,245
	2011	1.175	1.181	1,948,062
	2010	1.096	1.175	2,087,367
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.566	1.852	545,135
	2018	1.689	1.566	673,209
	2017	1.529	1.689	742,589
	2016	1.426	1.529	837,780
	2015	1.454	1.426	981,638
	2014	1.363	1.454	1,388,954
	2013	1.166	1.363	1,958,493
	2012	1.064	1.166	2,414,691
	2011	1.058	1.064	2,485,648
	2010	0.978	1.058	2,690,661
A-4

Scudder Advocate Reward — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.649	3.391	795,777
	2018	2.996	2.649	866,231
	2017	2.583	2.996	356,992
	2016	2.297	2.583	412,297
	2015	2.339	2.297	478,994
	2014	2.148	2.339	614,060
	2013	1.608	2.148	813,351
	2012	1.403	1.608	430,829
	2011	1.414	1.403	489,371
	2010	1.291	1.414	530,988
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.729	2.203	695,421
	2018	1.888	1.729	746,163
	2017	1.660	1.888	874,018
	2016	1.424	1.660	988,487
	2015	1.441	1.424	1,186,325
	2014	1.468	1.441	1,742,472
	2013	1.177	1.468	2,660,872
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.206	1.647	668,474
	2012	1.032	1.206	774,871
	2011	1.062	1.032	816,568
	2010	0.924	1.062	1,010,584
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.764	3.557	234,002
	2018	2.837	2.764	249,291
	2017	2.156	2.837	259,925
	2016	2.155	2.156	259,286
	2015	1.978	2.155	269,589
	2014	1.844	1.978	294,863
	2013	1.461	1.844	448,394
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.026	3.958	307,536
	2018	3.297	3.026	434,911
	2017	2.733	3.297	511,282
	2016	2.489	2.733	550,477
	2015	2.467	2.489	703,047
	2014	2.350	2.467	1,047,116
	2013	1.655	2.350	1,307,390
	2012	1.451	1.655	1,496,390
	2011	1.452	1.451	1,628,742
	2010	1.095	1.452	1,597,420
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	30.911	34.787	111,510
	2018	32.676	30.911	131,543
	2017	30.731	32.676	147,190
	2016	29.632	30.731	181,132
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.090	1.089	—
	2011	1.307	1.090	—
	2010	1.183	1.307	114,924
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.968	1.906	—
	2013	1.490	1.968	958,933
	2012	1.309	1.490	1,068,575
	2011	1.396	1.309	1,143,843
	2010	1.218	1.396	1,057,133
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.625	1.743	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.427	1.604	—
	2010	1.346	1.427	197,643
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	2.018	1.998	—
	2013	1.685	2.018	237,769
	2012	1.449	1.685	257,105
	2011	1.724	1.449	276,182
	2010	1.546	1.724	303,841
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.139	1.179	—
A-5

Scudder Advocate Reward — Separate Account Charges 1.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.243	1.298	140,780
	2018	1.260	1.243	148,238
	2017	1.263	1.260	159,994
	2016	1.273	1.263	163,050
	2015	1.298	1.273	178,991
	2014	1.256	1.298	222,588
	2013	1.318	1.256	351,149
	2012	1.306	1.318	647,067
	2011	1.238	1.306	652,032
	2010	1.184	1.238	777,085
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.892	3.445	153,964
	2018	3.510	2.892	169,573
	2017	3.237	3.510	170,924
	2016	2.823	3.237	189,541
	2015	2.931	2.823	230,803
	2014	2.833	2.931	436,323
	2013	2.136	2.833	546,061
	2012	1.914	2.136	597,823
	2011	2.075	1.914	709,430
	2010	1.718	2.075	740,237

Scudder Advocate Reward — Separate Account Charges 2.75%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	1.661	1.916	—
	2018	1.918	1.661	—
	2017	1.783	1.918	—
	2016	1.657	1.783	—
	2015	1.741	1.657	—
	2014	1.484	1.741	—
	2013	1.377	1.484	—
	2012	1.367	1.377	—
	2011	1.206	1.367	—
	2010	1.166	1.206	—
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	2.920	3.784	—
	2018	3.013	2.920	—
	2017	2.369	3.013	—
	2016	2.430	2.369	—
	2015	2.358	2.430	—
	2014	2.136	2.358	—
	2013	1.629	2.136	—
	2012	1.421	1.629	—
	2011	1.469	1.421	—
	2010	1.329	1.469	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.661	2.165	—
	2018	1.791	1.661	—
	2017	1.600	1.791	—
	2016	1.494	1.600	—
	2015	1.590	1.494	—
	2014	1.444	1.590	—
	2013	1.108	1.444	—
	2012	1.020	1.108	—
	2011	1.041	1.020	—
	2010	0.934	1.041	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.517	1.695	57,778
	2018	1.605	1.517	61,972
	2017	1.531	1.605	65,848
	2016	1.381	1.531	68,544
	2015	1.479	1.381	68,544
	2014	1.472	1.479	72,708
	2013	1.384	1.472	84,873
	2012	1.221	1.384	90,386
	2011	1.226	1.221	90,386
	2010	1.088	1.226	96,603
A-6

Scudder Advocate Reward — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.300	1.530	—
	2018	1.553	1.300	—
	2017	1.241	1.553	—
	2016	1.141	1.241	—
	2015	1.358	1.141	—
	2014	1.489	1.358	—
	2013	1.607	1.489	—
	2012	1.387	1.607	—
	2011	1.748	1.387	—
	2010	1.449	1.748	—
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.273	1.269	—
	2013	1.095	1.273	—
	2012	0.988	1.095	—
	2011	1.033	0.988	—
	2010	0.935	1.033	—
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.351	1.339	—
	2013	1.102	1.351	—
	2012	0.979	1.102	—
	2011	1.047	0.979	—
	2010	0.932	1.047	—
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.274	1.274	—
	2013	1.146	1.274	—
	2012	1.048	1.146	—
	2011	1.079	1.048	—
	2010	0.987	1.079	—
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	1.632	2.088	—
	2018	1.931	1.632	—
	2017	1.452	1.931	—
	2016	1.489	1.452	—
	2015	1.472	1.489	—
	2014	1.482	1.472	—
	2013	1.198	1.482	—
	2012	1.016	1.198	—
	2011	1.141	1.016	—
	2010	1.063	1.141	—
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.174	1.465	—
	2018	1.403	1.174	—
	2017	1.125	1.403	—
	2016	1.167	1.125	—
	2015	1.221	1.167	—
	2014	1.349	1.221	—
	2013	1.162	1.349	—
	2012	1.024	1.162	—
	2011	1.179	1.024	—
	2010	1.088	1.179	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.984	1.062	—
	2012	0.961	0.984	—
	2011	1.043	0.961	—
	2010	0.872	1.043	—
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.348	1.375	—
	2015	1.406	1.348	63,070
	2014	1.384	1.406	63,084
	2013	1.402	1.384	—
	2012	1.294	1.402	—
	2011	1.285	1.294	—
	2010	1.179	1.285	—
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.082	1.127	—
	2012	0.989	1.082	—
	2011	1.130	0.989	—
	2010	0.966	1.130	—
A-7

Scudder Advocate Reward — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.438	1.770	—
	2018	1.627	1.438	—
	2017	1.430	1.627	—
	2016	1.268	1.430	—
	2015	1.352	1.268	—
	2014	1.227	1.352	—
	2013	0.942	1.227	—
	2012	0.821	0.942	—
	2011	0.879	0.821	—
	2010	0.772	0.879	—
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.424	3.091	—
	2018	2.548	2.424	—
	2017	2.099	2.548	—
	2016	2.032	2.099	—
	2015	1.958	2.032	—
	2014	1.784	1.958	—
	2013	1.343	1.784	—
	2012	1.214	1.343	—
	2011	1.269	1.214	—
	2010	1.022	1.269	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.124	1.208	—
	2012	1.090	1.124	—
	2011	1.211	1.090	—
	2010	0.979	1.211	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.044	1.112	—
	2018	1.080	1.044	—
	2017	1.069	1.080	—
	2016	1.068	1.069	—
	2015	1.094	1.068	—
	2014	1.053	1.094	—
	2013	1.093	1.053	—
	2012	1.047	1.093	—
	2011	1.013	1.047	—
	2010	0.963	1.013	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	0.975	0.966	—
	2018	0.987	0.975	—
	2017	1.008	0.987	—
	2016	1.035	1.008	—
	2015	1.064	1.035	—
	2014	1.093	1.064	—
	2013	1.124	1.093	—
	2012	1.155	1.124	—
	2011	1.187	1.155	—
	2010	1.221	1.187	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.234	1.388	—
	2018	1.327	1.234	—
	2017	1.233	1.327	—
	2016	1.195	1.233	—
	2015	1.241	1.195	—
	2014	1.218	1.241	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.264	1.469	40,225
	2018	1.385	1.264	42,926
	2017	1.240	1.385	42,945
	2016	1.190	1.240	48,208
	2015	1.239	1.190	50,964
	2014	1.207	1.239	59,054
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.274	1.534	242,389
	2018	1.426	1.274	252,538
	2017	1.230	1.426	313,459
	2016	1.169	1.230	321,840
	2015	1.222	1.169	339,631
	2014	1.184	1.222	580,281
A-8

Scudder Advocate Reward — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.487	1.775	—
	2018	1.592	1.487	—
	2017	1.425	1.592	—
	2016	1.372	1.425	—
	2015	1.379	1.372	—
	2014	1.285	1.379	—
	2013	1.098	1.285	—
	2012	1.007	1.098	—
	2011	0.999	1.007	—
	2010	0.940	0.999	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.598	2.032	—
	2018	1.649	1.598	—
	2017	1.427	1.649	—
	2016	1.370	1.427	—
	2015	1.378	1.370	—
	2014	1.284	1.378	—
	2013	0.990	1.284	—
	2012	0.903	0.990	—
	2011	0.970	0.903	—
	2010	0.892	0.970	—
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	0.972	1.065	—
	2012	0.865	0.972	—
	2011	0.950	0.865	—
	2010	0.854	0.950	—
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	1.760	2.275	—
	2018	1.923	1.760	—
	2017	1.582	1.923	—
	2016	1.546	1.582	—
	2015	1.549	1.546	—
	2014	1.436	1.549	—
	2013	1.216	1.436	—
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.696	2.186	—
	2018	1.742	1.696	—
	2017	1.307	1.742	—
	2016	1.345	1.307	—
	2015	1.251	1.345	—
	2014	1.117	1.251	—
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.737	2.210	—
	2018	1.876	1.737	—
	2017	1.591	1.876	—
	2016	1.468	1.591	—
	2015	1.495	1.468	—
	2014	1.359	1.495	—
	2013	1.061	1.359	—
	2012	0.945	1.061	—
	2011	0.955	0.945	—
	2010	0.858	0.955	—
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.313	1.313	—
	2018	1.368	1.313	—
	2017	1.309	1.368	—
	2016	1.140	1.309	—
	2015	1.248	1.140	—
	2014	1.170	1.248	—
	2013	0.913	1.170	—
	2012	0.823	0.913	—
	2011	0.829	0.823	—
	2010	0.782	0.829	—
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.345	1.571	61,327
	2018	1.468	1.345	65,062
	2017	1.345	1.468	68,512
	2016	1.269	1.345	70,909
	2015	1.310	1.269	70,915
	2014	1.243	1.310	74,619
	2013	1.076	1.243	85,427
	2012	0.994	1.076	103,998
	2011	1.000	0.994	104,005
	2010	0.936	1.000	110,565
A-9

Scudder Advocate Reward — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	1.770	2.239	—
	2018	2.027	1.770	—
	2017	1.768	2.027	—
	2016	1.592	1.768	—
	2015	1.640	1.592	—
	2014	1.524	1.640	—
	2013	1.155	1.524	—
	2012	1.020	1.155	—
	2011	1.040	1.020	—
	2010	0.961	1.040	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.468	1.848	—
	2018	1.623	1.468	—
	2017	1.444	1.623	—
	2016	1.254	1.444	—
	2015	1.284	1.254	—
	2014	1.324	1.284	—
	2013	1.070	1.324	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.113	1.502	—
	2012	0.964	1.113	—
	2011	1.004	0.964	—
	2010	0.884	1.004	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.002	2.545	—
	2018	2.080	2.002	—
	2017	1.599	2.080	—
	2016	1.618	1.599	—
	2015	1.503	1.618	—
	2014	1.418	1.503	—
	2013	1.133	1.418	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.064	2.667	—
	2018	2.276	2.064	—
	2017	1.909	2.276	—
	2016	1.760	1.909	—
	2015	1.766	1.760	—
	2014	1.702	1.766	—
	2013	1.213	1.702	—
	2012	1.076	1.213	—
	2011	1.090	1.076	—
	2010	0.832	1.090	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	23.126	25.716	3,780
	2018	24.743	23.126	3,780
	2017	23.551	24.743	3,781
	2016	22.890	23.551	3,782
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.689	0.689	—
	2011	0.834	0.689	—
	2010	0.764	0.834	—
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.503	1.449	—
	2013	1.151	1.503	—
	2012	1.023	1.151	—
	2011	1.105	1.023	—
	2010	0.976	1.105	—
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	0.988	1.056	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.122	1.257	—
	2010	1.071	1.122	—
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.346	1.327	—
	2013	1.137	1.346	—
	2012	0.990	1.137	—
	2011	1.192	0.990	—
	2010	1.082	1.192	—
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.919	0.947	—
A-10

Scudder Advocate Reward — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.031	1.064	—
	2018	1.058	1.031	—
	2017	1.073	1.058	—
	2016	1.095	1.073	—
	2015	1.129	1.095	—
	2014	1.106	1.129	—
	2013	1.175	1.106	—
	2012	1.179	1.175	—
	2011	1.130	1.179	—
	2010	1.094	1.130	—
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.592	1.874	—
	2018	1.956	1.592	—
	2017	1.826	1.956	—
	2016	1.611	1.826	—
	2015	1.694	1.611	—
	2014	1.657	1.694	—
	2013	1.264	1.657	—
	2012	1.146	1.264	—
	2011	1.258	1.146	—
	2010	1.054	1.258	—
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.
Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.
Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.
Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS® Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.
A-11

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
A-12

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.
Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.
Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.
Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.
Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS® Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
A-13

Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.
A-14

Appendix B

Additional Information Regarding Underlying Funds
Certain Trusts and Underlying Funds were subject to either a name change or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the Trust of which the Underlying Fund is a part.
Trust and Underlying Fund Name Changes
The following Trust and Underlying Funds were renamed:
Former Name	New Name
The Dreyfus Sustainable U.S. Equity Portfolio Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Underlying Fund Name Changes
The following Underlying Fund was renamed:
Former Underlying Fund/Trust	New Underlying Fund/Trust
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Oppenheimer Global Equity Portfolio — Class B	Invesco Global Equity Portfolio — Class B
Underlying Fund Liquidation
The following Underlying Fund was liquidated and is no longer available in your contract:
Former Underlying Fund/Trust
Deutsche DWS Variable Series II
DWS Government & Agency Securities VIP
B-1

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Appendix C

Contents of the Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:
THE INSURANCE COMPANY
SERVICES
PRINCIPAL UNDERWRITER
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
VALUATION OF ASSETS
FEDERAL TAX CONSIDERATIONS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
CUSTODIAN
CONDENSED FINANCIAL INFORMATION
FINANCIAL STATEMENTS

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2020 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.
Name:
Address:
BLIC-Book-70-71-75
C-1

Pioneer Annuistar Plus
Portfolio Architect Plus
Scudder Advocate Rewards
STATEMENT OF ADDITIONAL INFORMATION
DATED
May 1, 2020
FOR
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
Brighthouse Life Insurance Company
This Statement of Additional Information (“SAI”) contains information in addition to the information described in the Prospectus for the variable annuity contracts (the “Contracts”) offered by Brighthouse Life Insurance Company (the “Company”, “we” or “our”).
This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
BLIC-Book-70-71-75

The Insurance Company
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
Services
BLIC maintains certain books and records of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

Principal Underwriter
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc..
Principal Underwriting and Distribution Agreement
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
Valuation of Assets
Funding Options. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.
The Contract Value. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.
Accumulation Unit Value. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.
Annuity Unit Value. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 × 1.000081.)
Calculation Of Money Market Yield
From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:
Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1
Where:
Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.
AUV Change = Current AUV - Prior AUV.
Contract Charge Adjustment = Average AUV * Period Charge.
Average AUV = (Current AUV + Prior AUV) / 2.
Period Charge = Annual Contract Fee * (7/365).
Prior AUV = Unit value as of 7 days prior.
Current AUV = Unit value as of the reporting period (last day of the month).
We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:
Base Return = AUV Change / Prior AUV
Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund’s operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.
Federal Tax Considerations
The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans
Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a Section 403(b) annuity or other qualified plan attains age 72 (age 70½ if the participant was born on or before June 30, 1949) or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 72 (age 70½ if the Contract Owner was born on or before June 30, 1949) regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Nonqualified Annuity Contracts
Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by a non-natural person (other than a trust or other entity holding the annuity as an agent for a natural person), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).
If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.
Those receiving partial distributions made before commencement of annuity payments will generally be taxed on an income first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.
Individual Retirement Annuities
To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 for 2020, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.
The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $57,000 for 2020 for each participant. The Internal Revenue Services has not reviewed the Contract for qualifications as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.
Simple Plan IRA Form
Employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $13,500 for 2020 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.
Roth IRAs
Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.
Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA be held for at least 5 years, and the distribution be made after age 59½, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.
Qualified Pension and Profit-Sharing Plans
Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer generally are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.
Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.
The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2020 is $57,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) is $19,500 for 2020. The annual limit may be indexed for inflation in future years. Additional “catch-up contributions” may be made by individuals age 50 or over.
Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon generally may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59½, or in the case of hardship.
Section-403(b) Plans
Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees generally are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($19,500 for 2020).
Generally distributions of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989 are not allowed prior to attainment of age 59½, severance from employment, death or disability. Salary reduction contribution may also be distributed upon financial hardship but are generally subject to penalties.
Federal Income Tax Withholding
The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:
1.	Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Other Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities
There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:
(a)	a periodic settlement distribution is elected based upon a life or life expectancy calculation, or
(b)	a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or
(c)	a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or
(d)	the distribution is a hardship distribution.
A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.
2.	Other Non-Periodic Distributions (full or partial redemptions)
To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.
3.	Periodic Distributions (distributions payable over a period greater than one year)
The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.
Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.
Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

Independent Registered Public Accounting Firm
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
Custodian
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

CONDENSED FINANCIAL INFORMATION —
Pioneer AnnuiStar Plus

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
Pioneer AnnuiStar Plus — Separate Account Charges 1.70%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.141	2.417	497,138
	2018	2.242	2.141	531,391
	2017	2.116	2.242	673,511
	2016	1.888	2.116	827,967
	2015	2.002	1.888	910,708
	2014	1.971	2.002	1,834,885
	2013	1.834	1.971	2,358,476
	2012	1.601	1.834	2,645,733
	2011	1.591	1.601	3,349,072
	2010	1.506	1.591	4,637,994
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.417	2.869	157,220
	2018	2.864	2.417	184,311
	2017	2.270	2.864	204,047
	2016	2.071	2.270	226,251
	2015	2.444	2.071	316,170
	2014	2.574	2.444	334,877
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.507	3.080	363,765
	2018	2.903	2.507	455,756
	2017	2.502	2.903	581,942
	2016	2.169	2.502	664,479
	2015	2.347	2.169	795,806
	2014	2.208	2.347	1,521,173
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.565	2.024	160,858
	2018	1.833	1.565	176,276
	2017	1.363	1.833	283,216
	2016	1.383	1.363	364,897
	2015	1.354	1.383	484,558
	2014	1.348	1.354	524,584
	2013	1.079	1.348	721,443
	2012	0.906	1.079	966,316
	2011	1.006	0.906	1,385,545
	2010	0.882	1.006	1,039,092
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	2.009	2.534	159,765
	2018	2.376	2.009	235,660
	2017	1.885	2.376	268,630
	2016	1.935	1.885	306,702
	2015	2.003	1.935	390,591
	2014	2.190	2.003	489,759
	2013	1.868	2.190	601,754
	2012	1.628	1.868	783,632
	2011	1.855	1.628	946,241
	2010	1.693	1.855	995,566
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.066	1.155	—
	2012	1.030	1.066	1,035,971
	2011	1.106	1.030	1,552,496
	2010	0.915	1.106	1,164,583
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.886	0.996	—
	2011	0.914	0.886	1,142,295
	2010	0.850	0.914	1,867,475
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.560	1.663	968,417

Pioneer AnnuiStar Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.590	1.560	1,049,786
	2017	1.548	1.590	1,241,989
	2016	1.534	1.548	1,439,709
	2015	1.561	1.534	2,005,382
	2014	1.523	1.561	2,026,076
	2013	1.580	1.523	2,619,325
	2012	1.471	1.580	3,622,366
	2011	1.479	1.471	3,608,642
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	2.076	2.087	—
	2015	2.117	2.076	533,790
	2014	1.941	2.117	619,637
	2013	1.487	1.941	781,977
	2012	1.371	1.487	981,367
	2011	1.559	1.371	1,092,693
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.601	1.639	—
	2015	1.653	1.601	1,518,418
	2014	1.610	1.653	2,083,789
	2013	1.614	1.610	2,234,701
	2012	1.474	1.614	3,344,425
	2011	1.449	1.474	3,488,992
	2010	1.315	1.449	3,975,737
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.480	3.087	66,485
	2018	2.774	2.480	80,049
	2017	2.410	2.774	85,003
	2016	2.112	2.410	99,874
	2015	2.226	2.112	156,171
	2014	2.042	2.226	210,276
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.433	3.173	126,527
	2018	2.420	2.433	179,297
	2017	1.840	2.420	206,088
	2016	1.873	1.840	255,953
	2015	1.796	1.873	283,709
	2014	1.680	1.796	350,656
	2013	1.274	1.680	665,666
	2012	1.135	1.274	692,898
	2011	1.270	1.135	546,870
	2010	1.080	1.270	612,051
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.938	0.942	1,357,853
	2018	0.937	0.938	1,518,612
	2017	0.945	0.937	1,860,721
	2016	0.958	0.945	2,409,055
	2015	0.974	0.958	3,059,290
	2014	0.991	0.974	3,751,727
	2013	1.008	0.991	4,109,096
	2012	1.025	1.008	3,666,525
	2011	1.043	1.025	5,482,238
	2010	1.060	1.043	5,587,121
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.444	1.696	1,657,554
	2018	1.565	1.444	1,989,324
	2017	1.388	1.565	2,113,463
	2016	1.318	1.388	2,746,927
	2015	1.358	1.318	3,216,728
	2014	1.313	1.358	3,767,750
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.456	1.771	5,326,444
	2018	1.612	1.456	5,971,953
	2017	1.376	1.612	6,375,965
	2016	1.294	1.376	7,792,104
	2015	1.339	1.294	8,186,060
	2014	1.288	1.339	7,659,886
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.377	3.053	471,930
	2018	2.426	2.377	530,495
	2017	2.077	2.426	678,428
	2016	2.045	2.077	754,695
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.938	2.524	275,911

Pioneer AnnuiStar Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.969	1.938	417,279
	2017	1.462	1.969	524,663
	2016	1.489	1.462	876,120
	2015	1.370	1.489	1,014,498
	2014	1.281	1.370	1,098,593
	2013	0.953	1.281	741,393
	2012	0.990	0.953	1,089,199
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.537	1.814	392,134
	2018	1.660	1.537	419,520
	2017	1.505	1.660	559,219
	2016	1.405	1.505	502,297
	2015	1.435	1.405	563,358
	2014	1.347	1.435	668,716
	2013	1.154	1.347	1,019,020
	2012	1.055	1.154	990,558
	2011	1.050	1.055	658,086
	2010	0.973	1.050	744,405
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.436	1.833	129,276
	2018	1.627	1.436	154,867
	2017	1.407	1.627	242,576
	2016	1.255	1.407	291,611
	2015	1.281	1.255	378,064
	2014	1.178	1.281	653,884
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.694	2.155	209,169
	2018	1.852	1.694	252,487
	2017	1.631	1.852	276,612
	2016	1.402	1.631	346,019
	2015	1.420	1.402	370,151
	2014	1.449	1.420	456,531
	2013	1.163	1.449	751,813
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	29.810	33.498	37,792
	2018	31.560	29.810	43,097
	2017	29.726	31.560	50,259
	2016	28.691	29.726	63,873
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.721	3.457	221,069
	2018	2.916	2.721	291,450
	2017	2.460	2.916	403,447
	2016	2.156	2.460	490,797
	2015	2.276	2.156	610,339
	2014	2.130	2.276	1,233,019
	2013	1.670	2.130	1,549,633
	2012	1.518	1.670	1,339,737
	2011	1.456	1.518	1,487,186
	2010	1.228	1.456	1,607,970
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.806	3.626	123,002
	2018	3.016	2.806	168,680
	2017	2.527	3.016	165,547
	2016	2.468	2.527	195,750
	2015	2.578	2.468	229,625
	2014	2.440	2.578	301,912
	2013	1.797	2.440	716,306
	2012	1.649	1.797	622,737
	2011	1.762	1.649	529,110
	2010	1.404	1.762	640,878
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.918	2.122	285,508
	2018	2.307	1.918	317,596
	2017	2.011	2.307	351,035
	2016	1.909	2.011	452,122
	2015	2.076	1.909	532,214
	2014	2.376	2.076	487,743
	2013	1.966	2.376	615,482
	2012	1.691	1.966	765,025
	2011	1.925	1.691	840,062
	2010	1.806	1.925	947,057
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.883	3.535	357,833

Pioneer AnnuiStar Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.207	2.883	399,067
	2017	2.812	3.207	541,418
	2016	2.834	2.812	549,531
	2015	2.940	2.834	602,009
	2014	2.490	2.940	870,372
	2013	1.719	2.490	1,008,853
	2012	1.476	1.719	951,857
	2011	1.469	1.476	930,740
	2010	1.198	1.469	926,504
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	2.029	2.039	—
	2013	1.562	2.029	205,488
	2012	1.382	1.562	267,392
	2011	1.498	1.382	588,539
	2010	1.307	1.498	311,817
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.196	2.837	64,677
	2018	2.351	2.196	68,193
	2017	2.009	2.351	158,382
	2016	1.781	2.009	100,051
	2015	1.895	1.781	130,767
	2014	1.699	1.895	279,363
	2013	1.375	1.699	321,149
	2012	1.226	1.375	383,733
	2011	1.158	1.226	376,513
	2010	1.050	1.158	392,605
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.314	1.342	—
	2010	1.226	1.314	2,223,383
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.379	1.373	—
	2013	1.091	1.379	602,717
	2012	1.003	1.091	679,705
	2011	1.059	1.003	708,463
	2010	0.986	1.059	1,032,157
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.462	1.563	—
	2010	1.285	1.462	1,541,083
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.341	1.437	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.807	2.763	—
	2013	2.919	2.807	320,558
	2012	2.660	2.919	359,481
	2011	3.541	2.660	369,502
	2010	3.116	3.541	423,735
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.160	2.206	11,267
	2013	1.705	2.160	1,301,128
	2012	1.577	1.705	1,615,026
	2011	1.517	1.577	1,766,801
	2010	1.294	1.517	2,265,325
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.411	1.427	43,872
	2013	1.203	1.411	6,803,644
	2012	1.094	1.203	7,016,789
	2011	1.150	1.094	7,129,442
	2010	1.020	1.150	7,392,952
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.402	1.420	—
	2013	1.227	1.402	1,942,440
	2012	1.119	1.227	2,367,909
	2011	1.162	1.119	2,436,653
	2010	1.037	1.162	2,815,655
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.444	3.077	216,597
	2018	3.088	2.444	261,443
	2017	2.783	3.088	326,892
	2016	2.435	2.783	425,025
	2015	2.645	2.435	510,770
	2014	2.343	2.645	649,872
	2013	1.795	2.343	710,473
	2012	1.648	1.795	864,966
	2011	1.780	1.648	878,393
	2010	1.536	1.780	1,320,447

Pioneer AnnuiStar Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	3.118	3.921	143,303
	2018	3.430	3.118	193,751
	2017	3.377	3.430	224,307
	2016	3.246	3.377	238,628
	2015	3.159	3.246	278,837
	2014	2.461	3.159	379,171
	2013	2.465	2.461	483,842
	2012	2.160	2.465	546,417
	2011	2.002	2.160	606,176
	2010	1.584	2.002	1,040,392

Pioneer AnnuiStar Plus — Separate Account Charges 1.75%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.124	2.397	604
	2018	2.226	2.124	612
	2017	2.102	2.226	1,318
	2016	1.877	2.102	1,327
	2015	1.990	1.877	5,344
	2014	1.961	1.990	5,357
	2013	1.825	1.961	6,872
	2012	1.594	1.825	6,767
	2011	1.585	1.594	42,847
	2010	1.501	1.585	55,333
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.397	2.845	6,978
	2018	2.843	2.397	6,749
	2017	2.255	2.843	7,193
	2016	2.058	2.255	7,455
	2015	2.430	2.058	7,040
	2014	2.559	2.430	6,603
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.487	3.054	10,272
	2018	2.881	2.487	10,440
	2017	2.484	2.881	10,631
	2016	2.155	2.484	10,811
	2015	2.333	2.155	22,052
	2014	2.195	2.333	22,981
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.555	2.010	2,941
	2018	1.822	1.555	3,131
	2017	1.356	1.822	3,349
	2016	1.377	1.356	3,552
	2015	1.348	1.377	3,776
	2014	1.343	1.348	4,006
	2013	1.075	1.343	20,894
	2012	0.903	1.075	31,670
	2011	1.003	0.903	31,119
	2010	0.881	1.003	65,345
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.993	2.513	—
	2018	2.358	1.993	—
	2017	1.872	2.358	—
	2016	1.922	1.872	—
	2015	1.992	1.922	—
	2014	2.178	1.992	—
	2013	1.859	2.178	2,733
	2012	1.621	1.859	2,766
	2011	1.847	1.621	34,707
	2010	1.687	1.847	36,846
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.062	1.150	—
	2012	1.026	1.062	24,430
	2011	1.103	1.026	71,521
	2010	0.913	1.103	53,698
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.884	0.993	—

Pioneer AnnuiStar Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.912	0.884	21,859
	2010	0.848	0.912	21,838
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.548	1.649	11,109
	2018	1.579	1.548	11,620
	2017	1.537	1.579	12,148
	2016	1.525	1.537	12,673
	2015	1.551	1.525	32,810
	2014	1.515	1.551	34,053
	2013	1.572	1.515	35,269
	2012	1.464	1.572	41,367
	2011	1.473	1.464	42,041
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	2.063	2.073	—
	2015	2.104	2.063	8,835
	2014	1.930	2.104	8,844
	2013	1.480	1.930	8,869
	2012	1.365	1.480	54,885
	2011	1.553	1.365	61,717
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.591	1.629	—
	2015	1.643	1.591	70,709
	2014	1.601	1.643	75,307
	2013	1.607	1.601	105,243
	2012	1.467	1.607	103,366
	2011	1.443	1.467	106,753
	2010	1.311	1.443	178,038
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.461	3.061	—
	2018	2.754	2.461	—
	2017	2.394	2.754	—
	2016	2.099	2.394	—
	2015	2.213	2.099	—
	2014	2.031	2.213	3,160
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.413	3.146	—
	2018	2.402	2.413	—
	2017	1.828	2.402	—
	2016	1.861	1.828	—
	2015	1.785	1.861	—
	2014	1.670	1.785	—
	2013	1.268	1.670	—
	2012	1.130	1.268	—
	2011	1.265	1.130	1,102
	2010	1.076	1.265	1,105
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.930	0.934	8,446
	2018	0.930	0.930	9,318
	2017	0.938	0.930	9,745
	2016	0.951	0.938	9,180
	2015	0.968	0.951	10,455
	2014	0.985	0.968	17,937
	2013	1.003	0.985	40,108
	2012	1.020	1.003	29,001
	2011	1.038	1.020	30,614
	2010	1.057	1.038	33,546
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.435	1.684	183,086
	2018	1.556	1.435	182,987
	2017	1.380	1.556	183,053
	2016	1.311	1.380	187,692
	2015	1.352	1.311	187,781
	2014	1.308	1.352	166,280
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.447	1.759	818,565
	2018	1.602	1.447	818,998
	2017	1.368	1.602	818,892
	2016	1.288	1.368	820,436
	2015	1.333	1.288	830,818
	2014	1.283	1.333	789,381
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.358	3.028	8,848
	2018	2.409	2.358	8,858
	2017	2.063	2.409	8,972
	2016	2.032	2.063	8,991

Pioneer AnnuiStar Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.925	2.507	5,013
	2018	1.957	1.925	5,273
	2017	1.454	1.957	5,571
	2016	1.482	1.454	5,849
	2015	1.364	1.482	6,156
	2014	1.277	1.364	6,471
	2013	0.950	1.277	20,960
	2012	0.990	0.950	21,169
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.527	1.802	—
	2018	1.650	1.527	—
	2017	1.497	1.650	—
	2016	1.399	1.497	—
	2015	1.429	1.399	—
	2014	1.342	1.429	—
	2013	1.150	1.342	14,470
	2012	1.052	1.150	14,363
	2011	1.048	1.052	14,681
	2010	0.971	1.048	14,956
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.432	1.827	91
	2018	1.623	1.432	97
	2017	1.405	1.623	415
	2016	1.253	1.405	448
	2015	1.280	1.253	760
	2014	1.178	1.280	785
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.682	2.139	1,315
	2018	1.841	1.682	1,400
	2017	1.622	1.841	1,497
	2016	1.394	1.622	1,588
	2015	1.413	1.394	16,983
	2014	1.443	1.413	18,093
	2013	1.158	1.443	28,615
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	29.452	33.079	513
	2018	31.196	29.452	546
	2017	29.398	31.196	6,393
	2016	28.384	29.398	619
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.700	3.428	1,281
	2018	2.895	2.700	1,342
	2017	2.443	2.895	1,411
	2016	2.143	2.443	1,476
	2015	2.263	2.143	16,667
	2014	2.118	2.263	17,520
	2013	1.662	2.118	29,136
	2012	1.511	1.662	29,824
	2011	1.450	1.511	31,062
	2010	1.224	1.450	18,341
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.784	3.595	5,994
	2018	2.994	2.784	6,103
	2017	2.510	2.994	6,228
	2016	2.452	2.510	6,345
	2015	2.563	2.452	6,474
	2014	2.427	2.563	6,606
	2013	1.788	2.427	6,737
	2012	1.641	1.788	9,033
	2011	1.755	1.641	11,746
	2010	1.400	1.755	27,201
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.903	2.104	—
	2018	2.290	1.903	—
	2017	1.997	2.290	—
	2016	1.896	1.997	—
	2015	2.064	1.896	—
	2014	2.364	2.064	—
	2013	1.956	2.364	—
	2012	1.684	1.956	—
	2011	1.917	1.684	984
	2010	1.800	1.917	987
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.860	3.506	3,326

Pioneer AnnuiStar Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.183	2.860	3,282
	2017	2.793	3.183	3,376
	2016	2.816	2.793	3,312
	2015	2.922	2.816	3,345
	2014	2.477	2.922	3,551
	2013	1.710	2.477	4,418
	2012	1.469	1.710	4,678
	2011	1.464	1.469	5,957
	2010	1.194	1.464	6,187
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	2.018	2.028	—
	2013	1.554	2.018	3,164
	2012	1.376	1.554	4,141
	2011	1.492	1.376	6,035
	2010	1.302	1.492	9,080
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.178	2.813	—
	2018	2.334	2.178	—
	2017	1.995	2.334	—
	2016	1.769	1.995	—
	2015	1.884	1.769	3,716
	2014	1.690	1.884	3,720
	2013	1.368	1.690	3,725
	2012	1.221	1.368	5,848
	2011	1.153	1.221	5,864
	2010	1.047	1.153	5,882
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.311	1.340	—
	2010	1.225	1.311	20,800
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.373	1.367	—
	2013	1.086	1.373	709
	2012	1.000	1.086	793
	2011	1.056	1.000	933
	2010	0.984	1.056	922
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.456	1.556	—
	2010	1.281	1.456	94,319
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.337	1.432	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.792	2.748	—
	2013	2.905	2.792	8,881
	2012	2.648	2.905	14,679
	2011	3.528	2.648	14,489
	2010	3.105	3.528	16,802
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.148	2.194	—
	2013	1.697	2.148	23,875
	2012	1.570	1.697	35,412
	2011	1.511	1.570	38,018
	2010	1.290	1.511	28,258
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.405	1.421	—
	2013	1.199	1.405	179,191
	2012	1.090	1.199	179,221
	2011	1.147	1.090	179,290
	2010	1.017	1.147	179,402
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.396	1.413	—
	2013	1.222	1.396	154,742
	2012	1.115	1.222	229,620
	2011	1.159	1.115	230,500
	2010	1.035	1.159	238,696
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.424	3.051	4,159
	2018	3.065	2.424	4,164
	2017	2.763	3.065	4,331
	2016	2.419	2.763	4,345
	2015	2.629	2.419	4,506
	2014	2.331	2.629	4,505
	2013	1.787	2.331	9,563
	2012	1.641	1.787	28,375
	2011	1.773	1.641	30,388
	2010	1.531	1.773	43,003

Pioneer AnnuiStar Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	3.093	3.888	3,368
	2018	3.405	3.093	3,339
	2017	3.354	3.405	3,133
	2016	3.226	3.354	3,159
	2015	3.141	3.226	14,526
	2014	2.448	3.141	15,522
	2013	2.453	2.448	15,829
	2012	2.151	2.453	23,516
	2011	1.994	2.151	23,912
	2010	1.579	1.994	21,420

Pioneer AnnuiStar Plus — Separate Account Charges 1.80%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.108	2.377	19,803
	2018	2.210	2.108	19,197
	2017	2.088	2.210	21,118
	2016	1.865	2.088	23,871
	2015	1.979	1.865	23,713
	2014	1.950	1.979	31,854
	2013	1.816	1.950	44,207
	2012	1.587	1.816	39,746
	2011	1.579	1.587	45,534
	2010	1.496	1.579	47,079
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.143	2.541	11,091
	2018	2.543	2.143	12,643
	2017	2.017	2.543	17,284
	2016	1.842	2.017	22,317
	2015	2.176	1.842	43,943
	2014	2.293	2.176	46,166
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.233	2.740	8,259
	2018	2.588	2.233	12,926
	2017	2.233	2.588	18,225
	2016	1.938	2.233	31,653
	2015	2.098	1.938	63,157
	2014	1.975	2.098	81,907
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.545	1.996	9,334
	2018	1.811	1.545	14,357
	2017	1.349	1.811	32,728
	2016	1.370	1.349	35,954
	2015	1.342	1.370	62,233
	2014	1.338	1.342	106,864
	2013	1.071	1.338	132,024
	2012	0.900	1.071	143,147
	2011	1.001	0.900	146,175
	2010	0.879	1.001	148,074
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.812	2.283	13,082
	2018	2.145	1.812	13,211
	2017	1.704	2.145	11,897
	2016	1.750	1.704	23,300
	2015	1.814	1.750	27,230
	2014	1.985	1.814	31,793
	2013	1.695	1.985	29,439
	2012	1.479	1.695	30,590
	2011	1.686	1.479	27,589
	2010	1.541	1.686	30,720
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.058	1.145	—
	2012	1.023	1.058	27,493
	2011	1.100	1.023	34,193
	2010	0.911	1.100	76,744
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.881	0.990	—

Pioneer AnnuiStar Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.910	0.881	228,179
	2010	0.847	0.910	288,192
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.500	1.597	29,040
	2018	1.531	1.500	37,260
	2017	1.491	1.531	42,287
	2016	1.480	1.491	64,280
	2015	1.506	1.480	125,271
	2014	1.472	1.506	171,502
	2013	1.528	1.472	303,311
	2012	1.424	1.528	453,960
	2011	1.433	1.424	430,893
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.919	1.928	—
	2015	1.959	1.919	45,691
	2014	1.798	1.959	41,206
	2013	1.379	1.798	57,615
	2012	1.272	1.379	65,622
	2011	1.448	1.272	66,004
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.581	1.618	—
	2015	1.634	1.581	46,345
	2014	1.593	1.634	53,764
	2013	1.599	1.593	131,292
	2012	1.461	1.599	245,287
	2011	1.438	1.461	391,601
	2010	1.307	1.438	286,931
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.211	2.749	3,790
	2018	2.476	2.211	3,807
	2017	2.153	2.476	8,388
	2016	1.889	2.153	3,840
	2015	1.993	1.889	3,860
	2014	1.829	1.993	3,881
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.256	2.940	—
	2018	2.247	2.256	22,847
	2017	1.710	2.247	24,147
	2016	1.743	1.710	25,590
	2015	1.672	1.743	72,365
	2014	1.566	1.672	67,933
	2013	1.189	1.566	68,840
	2012	1.061	1.189	69,857
	2011	1.187	1.061	75,784
	2010	1.011	1.187	94,699
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.925	0.927	123,331
	2018	0.925	0.925	162,893
	2017	0.933	0.925	221,752
	2016	0.947	0.933	296,513
	2015	0.964	0.947	448,673
	2014	0.982	0.964	296,135
	2013	0.999	0.982	349,017
	2012	1.018	0.999	414,384
	2011	1.036	1.018	483,466
	2010	1.055	1.036	678,570
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.426	1.673	613,778
	2018	1.547	1.426	713,455
	2017	1.373	1.547	752,709
	2016	1.305	1.373	777,085
	2015	1.346	1.305	948,883
	2014	1.303	1.346	1,378,230
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.438	1.747	45,832
	2018	1.593	1.438	46,534
	2017	1.361	1.593	264,990
	2016	1.281	1.361	335,902
	2015	1.327	1.281	408,491
	2014	1.277	1.327	539,067
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.340	3.003	889
	2018	2.391	2.340	4,427
	2017	2.049	2.391	4,741
	2016	2.019	2.049	8,928

Pioneer AnnuiStar Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.913	2.490	50,684
	2018	1.946	1.913	81,335
	2017	1.446	1.946	91,170
	2016	1.475	1.446	169,499
	2015	1.358	1.475	184,942
	2014	1.272	1.358	241,017
	2013	0.947	1.272	147,701
	2012	0.980	0.947	203,067
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.517	1.789	391
	2018	1.640	1.517	16,036
	2017	1.489	1.640	16,467
	2016	1.392	1.489	52,915
	2015	1.423	1.392	53,583
	2014	1.337	1.423	50,739
	2013	1.147	1.337	50,710
	2012	1.049	1.147	73,043
	2011	1.045	1.049	62,873
	2010	0.969	1.045	58,227
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.428	1.821	—
	2018	1.620	1.428	29,438
	2017	1.402	1.620	38,563
	2016	1.251	1.402	62,007
	2015	1.279	1.251	64,791
	2014	1.177	1.279	59,596
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.671	2.124	1,623
	2018	1.829	1.671	1,644
	2017	1.613	1.829	7,924
	2016	1.387	1.613	11,467
	2015	1.407	1.387	12,832
	2014	1.436	1.407	23,238
	2013	1.153	1.436	26,088
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	29.098	32.665	910
	2018	30.837	29.098	913
	2017	29.074	30.837	917
	2016	28.080	29.074	2,664
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.542	3.226	8,535
	2018	2.727	2.542	43,788
	2017	2.303	2.727	58,240
	2016	2.020	2.303	80,503
	2015	2.135	2.020	93,016
	2014	1.999	2.135	126,785
	2013	1.570	1.999	162,196
	2012	1.428	1.570	177,424
	2011	1.371	1.428	182,826
	2010	1.157	1.371	245,469
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.537	3.274	—
	2018	2.729	2.537	19,692
	2017	2.289	2.729	20,792
	2016	2.237	2.289	23,413
	2015	2.340	2.237	26,652
	2014	2.217	2.340	30,943
	2013	1.634	2.217	45,804
	2012	1.501	1.634	48,838
	2011	1.606	1.501	56,862
	2010	1.281	1.606	76,607
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.721	1.902	10,054
	2018	2.072	1.721	24,009
	2017	1.808	2.072	43,586
	2016	1.718	1.808	50,428
	2015	1.870	1.718	72,646
	2014	2.143	1.870	82,918
	2013	1.774	2.143	127,026
	2012	1.528	1.774	167,384
	2011	1.741	1.528	156,213
	2010	1.635	1.741	241,331
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.603	3.189	6,411

Pioneer AnnuiStar Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.899	2.603	8,947
	2017	2.544	2.899	19,331
	2016	2.567	2.544	19,742
	2015	2.665	2.567	25,535
	2014	2.260	2.665	54,609
	2013	1.561	2.260	81,181
	2012	1.342	1.561	83,587
	2011	1.337	1.342	96,410
	2010	1.092	1.337	104,456
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.818	1.826	—
	2013	1.400	1.818	3,902
	2012	1.240	1.400	18,598
	2011	1.346	1.240	20,391
	2010	1.175	1.346	23,302
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.048	2.643	—
	2018	2.195	2.048	4,161
	2017	1.878	2.195	9,305
	2016	1.666	1.878	11,150
	2015	1.775	1.666	13,197
	2014	1.592	1.775	8,959
	2013	1.290	1.592	9,834
	2012	1.152	1.290	8,660
	2011	1.088	1.152	14,519
	2010	0.988	1.088	6,235
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.309	1.337	—
	2010	1.224	1.309	207,883
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.367	1.361	—
	2013	1.082	1.367	53,572
	2012	0.996	1.082	95,728
	2011	1.053	0.996	100,014
	2010	0.981	1.053	108,327
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.358	1.452	—
	2010	1.195	1.358	82,194
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.254	1.343	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.534	2.493	—
	2013	2.638	2.534	34,135
	2012	2.405	2.638	33,985
	2011	3.206	2.405	34,286
	2010	2.823	3.206	38,813
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.978	2.020	—
	2013	1.563	1.978	29,934
	2012	1.447	1.563	52,081
	2011	1.393	1.447	59,172
	2010	1.190	1.393	59,089
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.399	1.415	—
	2013	1.194	1.399	547,893
	2012	1.087	1.194	630,950
	2011	1.144	1.087	651,752
	2010	1.015	1.144	654,301
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.390	1.407	—
	2013	1.217	1.390	1,433,982
	2012	1.111	1.217	1,367,337
	2011	1.155	1.111	1,593,132
	2010	1.032	1.155	1,815,354
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.189	2.754	3,491
	2018	2.769	2.189	3,536
	2017	2.498	2.769	10,350
	2016	2.188	2.498	10,802
	2015	2.379	2.188	11,396
	2014	2.110	2.379	14,564
	2013	1.618	2.110	17,939
	2012	1.487	1.618	25,950
	2011	1.608	1.487	27,400
	2010	1.389	1.608	32,235

Pioneer AnnuiStar Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.958	3.716	1,898
	2018	3.257	2.958	4,248
	2017	3.210	3.257	10,587
	2016	3.089	3.210	17,226
	2015	3.009	3.089	21,558
	2014	2.346	3.009	20,560
	2013	2.353	2.346	23,963
	2012	2.064	2.353	21,666
	2011	1.914	2.064	27,884
	2010	1.516	1.914	29,613

Pioneer AnnuiStar Plus — Separate Account Charges 1.90%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.075	2.338	168,269
	2018	2.178	2.075	179,589
	2017	2.059	2.178	205,693
	2016	1.842	2.059	217,832
	2015	1.956	1.842	301,447
	2014	1.930	1.956	299,532
	2013	1.799	1.930	441,221
	2012	1.573	1.799	651,101
	2011	1.567	1.573	682,473
	2010	1.486	1.567	1,050,209
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.342	2.775	130,969
	2018	2.782	2.342	174,422
	2017	2.209	2.782	165,990
	2016	2.019	2.209	188,639
	2015	2.388	2.019	220,797
	2014	2.518	2.388	218,248
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.429	2.979	259,560
	2018	2.819	2.429	265,649
	2017	2.434	2.819	269,207
	2016	2.115	2.434	285,226
	2015	2.292	2.115	358,504
	2014	2.160	2.292	359,674
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.525	1.969	113,469
	2018	1.790	1.525	154,908
	2017	1.334	1.790	157,619
	2016	1.357	1.334	156,548
	2015	1.330	1.357	160,467
	2014	1.328	1.330	170,194
	2013	1.064	1.328	193,455
	2012	0.895	1.064	205,348
	2011	0.996	0.895	298,125
	2010	0.876	0.996	389,922
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.947	2.451	46,846
	2018	2.307	1.947	57,239
	2017	1.835	2.307	59,195
	2016	1.886	1.835	76,002
	2015	1.957	1.886	141,165
	2014	2.144	1.957	148,167
	2013	1.832	2.144	222,708
	2012	1.600	1.832	241,788
	2011	1.826	1.600	282,332
	2010	1.671	1.826	283,229
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.050	1.136	—
	2012	1.016	1.050	401,086
	2011	1.093	1.016	442,557
	2010	0.907	1.093	705,602
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.876	0.984	—

Pioneer AnnuiStar Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.905	0.876	385,994
	2010	0.843	0.905	409,823
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.512	1.609	473,924
	2018	1.544	1.512	495,917
	2017	1.506	1.544	550,971
	2016	1.496	1.506	610,483
	2015	1.525	1.496	775,966
	2014	1.491	1.525	805,397
	2013	1.550	1.491	985,812
	2012	1.446	1.550	1,255,619
	2011	1.455	1.446	1,493,523
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	2.024	2.033	—
	2015	2.068	2.024	314,814
	2014	1.900	2.068	316,575
	2013	1.459	1.900	430,051
	2012	1.347	1.459	449,552
	2011	1.535	1.347	508,263
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.562	1.598	—
	2015	1.615	1.562	727,463
	2014	1.576	1.615	757,168
	2013	1.584	1.576	984,336
	2012	1.449	1.584	1,047,284
	2011	1.427	1.449	1,145,450
	2010	1.298	1.427	1,149,453
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.404	2.986	—
	2018	2.694	2.404	—
	2017	2.345	2.694	—
	2016	2.060	2.345	—
	2015	2.175	2.060	1,907
	2014	1.998	2.175	1,911
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.358	3.069	65,595
	2018	2.350	2.358	77,740
	2017	1.791	2.350	82,395
	2016	1.826	1.791	96,977
	2015	1.754	1.826	110,599
	2014	1.644	1.754	115,454
	2013	1.250	1.644	157,112
	2012	1.116	1.250	172,166
	2011	1.251	1.116	225,571
	2010	1.066	1.251	300,125
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.909	0.911	494,816
	2018	0.910	0.909	575,990
	2017	0.919	0.910	581,694
	2016	0.934	0.919	575,642
	2015	0.951	0.934	651,702
	2014	0.970	0.951	682,303
	2013	0.988	0.970	915,161
	2012	1.007	0.988	1,028,030
	2011	1.027	1.007	1,353,079
	2010	1.046	1.027	1,614,808
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.408	1.650	1,538,060
	2018	1.529	1.408	1,752,644
	2017	1.358	1.529	1,850,023
	2016	1.292	1.358	1,920,119
	2015	1.334	1.292	2,010,427
	2014	1.292	1.334	2,022,934
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.419	1.723	1,218,253
	2018	1.574	1.419	1,282,113
	2017	1.347	1.574	1,615,094
	2016	1.269	1.347	1,636,714
	2015	1.316	1.269	1,646,410
	2014	1.267	1.316	1,963,365
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.304	2.953	310,739
	2018	2.357	2.304	354,999
	2017	2.022	2.357	433,862
	2016	1.993	2.022	505,392

Pioneer AnnuiStar Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.889	2.456	228,842
	2018	1.923	1.889	277,478
	2017	1.431	1.923	288,238
	2016	1.460	1.431	349,850
	2015	1.346	1.460	448,568
	2014	1.262	1.346	497,784
	2013	0.941	1.262	275,015
	2012	0.980	0.941	358,234
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.498	1.765	170,789
	2018	1.621	1.498	178,251
	2017	1.473	1.621	188,173
	2016	1.378	1.473	80,437
	2015	1.410	1.378	89,272
	2014	1.327	1.410	98,130
	2013	1.139	1.327	188,482
	2012	1.043	1.139	210,762
	2011	1.041	1.043	283,598
	2010	0.966	1.041	395,524
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.419	1.808	196,995
	2018	1.612	1.419	220,114
	2017	1.397	1.612	232,327
	2016	1.248	1.397	239,054
	2015	1.277	1.248	363,312
	2014	1.176	1.277	352,620
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.648	2.093	98,271
	2018	1.806	1.648	102,293
	2017	1.594	1.806	156,768
	2016	1.372	1.594	167,525
	2015	1.393	1.372	204,691
	2014	1.424	1.393	217,273
	2013	1.144	1.424	369,840
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	28.403	31.853	36,050
	2018	30.131	28.403	38,325
	2017	28.436	30.131	39,066
	2016	27.483	28.436	38,986
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.637	3.344	231,674
	2018	2.832	2.637	248,399
	2017	2.394	2.832	260,137
	2016	2.102	2.394	265,878
	2015	2.224	2.102	301,245
	2014	2.085	2.224	319,251
	2013	1.638	2.085	423,811
	2012	1.491	1.638	553,736
	2011	1.434	1.491	718,598
	2010	1.211	1.434	756,580
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.719	3.507	107,948
	2018	2.929	2.719	110,059
	2017	2.459	2.929	115,165
	2016	2.406	2.459	141,591
	2015	2.519	2.406	189,832
	2014	2.389	2.519	185,574
	2013	1.762	2.389	225,615
	2012	1.620	1.762	272,336
	2011	1.735	1.620	284,890
	2010	1.386	1.735	376,756
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.859	2.052	263,309
	2018	2.241	1.859	285,073
	2017	1.957	2.241	277,277
	2016	1.861	1.957	307,906
	2015	2.028	1.861	309,725
	2014	2.326	2.028	487,286
	2013	1.928	2.326	519,935
	2012	1.662	1.928	561,321
	2011	1.895	1.662	743,191
	2010	1.782	1.895	771,223
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.794	3.419	107,255

Pioneer AnnuiStar Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.114	2.794	105,036
	2017	2.736	3.114	106,272
	2016	2.763	2.736	116,841
	2015	2.872	2.763	116,252
	2014	2.437	2.872	117,316
	2013	1.686	2.437	138,177
	2012	1.450	1.686	167,592
	2011	1.447	1.450	290,200
	2010	1.183	1.447	318,358
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.986	1.995	—
	2013	1.532	1.986	24,248
	2012	1.358	1.532	24,566
	2011	1.475	1.358	37,918
	2010	1.289	1.475	24,528
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.128	2.744	27,484
	2018	2.283	2.128	27,555
	2017	1.955	2.283	38,307
	2016	1.736	1.955	52,358
	2015	1.852	1.736	68,159
	2014	1.663	1.852	58,682
	2013	1.348	1.663	82,284
	2012	1.205	1.348	114,878
	2011	1.140	1.205	119,021
	2010	1.036	1.140	98,536
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.305	1.333	—
	2010	1.221	1.305	1,053,803
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.355	1.349	—
	2013	1.074	1.355	363,544
	2012	0.990	1.074	466,107
	2011	1.047	0.990	501,939
	2010	0.977	1.047	522,259
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.440	1.538	—
	2010	1.268	1.440	604,327
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.323	1.417	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.748	2.703	—
	2013	2.863	2.748	191,675
	2012	2.614	2.863	198,739
	2011	3.488	2.614	191,269
	2010	3.075	3.488	243,922
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.114	2.158	—
	2013	1.672	2.114	375,348
	2012	1.550	1.672	469,710
	2011	1.494	1.550	660,307
	2010	1.277	1.494	700,827
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.386	1.402	—
	2013	1.185	1.386	1,497,849
	2012	1.079	1.185	1,564,586
	2011	1.137	1.079	1,690,790
	2010	1.010	1.137	2,305,243
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.378	1.394	—
	2013	1.208	1.378	1,256,519
	2012	1.103	1.208	1,601,034
	2011	1.149	1.103	2,259,111
	2010	1.028	1.149	2,211,343
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.368	2.976	97,152
	2018	2.999	2.368	99,056
	2017	2.707	2.999	101,837
	2016	2.374	2.707	105,923
	2015	2.584	2.374	144,347
	2014	2.294	2.584	166,292
	2013	1.761	2.294	196,829
	2012	1.620	1.761	222,836
	2011	1.753	1.620	273,080
	2010	1.516	1.753	327,642

Pioneer AnnuiStar Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	3.022	3.792	47,908
	2018	3.331	3.022	65,004
	2017	3.286	3.331	65,123
	2016	3.165	3.286	72,198
	2015	3.086	3.165	115,749
	2014	2.409	3.086	121,666
	2013	2.418	2.409	155,811
	2012	2.123	2.418	203,467
	2011	1.972	2.123	226,686
	2010	1.563	1.972	239,153

Pioneer AnnuiStar Plus — Separate Account Charges 1.95%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.059	2.319	535,920
	2018	2.162	2.059	606,278
	2017	2.045	2.162	761,527
	2016	1.830	2.045	973,361
	2015	1.945	1.830	1,224,667
	2014	1.920	1.945	1,577,874
	2013	1.790	1.920	2,014,223
	2012	1.567	1.790	2,609,942
	2011	1.561	1.567	2,728,963
	2010	1.481	1.561	3,271,656
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.323	2.751	741,335
	2018	2.761	2.323	1,119,991
	2017	2.194	2.761	1,184,277
	2016	2.006	2.194	1,266,849
	2015	2.374	2.006	1,454,803
	2014	2.504	2.374	1,783,307
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.410	2.954	626,006
	2018	2.798	2.410	679,106
	2017	2.417	2.798	774,674
	2016	2.101	2.417	969,272
	2015	2.279	2.101	1,321,545
	2014	2.148	2.279	1,547,788
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.516	1.956	384,640
	2018	1.780	1.516	447,824
	2017	1.327	1.780	473,555
	2016	1.350	1.327	557,917
	2015	1.325	1.350	621,283
	2014	1.322	1.325	811,445
	2013	1.061	1.322	1,108,640
	2012	0.893	1.061	1,317,995
	2011	0.994	0.893	1,664,735
	2010	0.874	0.994	2,059,785
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.931	2.430	412,969
	2018	2.290	1.931	434,530
	2017	1.822	2.290	505,626
	2016	1.874	1.822	565,476
	2015	1.946	1.874	624,864
	2014	2.132	1.946	878,317
	2013	1.823	2.132	1,172,017
	2012	1.593	1.823	1,453,642
	2011	1.819	1.593	1,712,926
	2010	1.665	1.819	1,992,980
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.046	1.132	—
	2012	1.013	1.046	1,510,570
	2011	1.090	1.013	1,694,566
	2010	0.905	1.090	1,901,482
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.874	0.981	—

Pioneer AnnuiStar Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.903	0.874	1,363,527
	2010	0.842	0.903	1,957,938
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.500	1.595	2,325,826
	2018	1.533	1.500	2,867,497
	2017	1.496	1.533	3,192,394
	2016	1.486	1.496	3,697,500
	2015	1.516	1.486	4,559,927
	2014	1.483	1.516	5,625,263
	2013	1.542	1.483	7,745,514
	2012	1.439	1.542	9,914,970
	2011	1.449	1.439	11,964,581
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	2.011	2.020	1,025
	2015	2.056	2.011	667,475
	2014	1.890	2.056	805,240
	2013	1.452	1.890	1,298,910
	2012	1.341	1.452	1,799,442
	2011	1.528	1.341	2,394,654
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.552	1.587	—
	2015	1.606	1.552	1,690,864
	2014	1.568	1.606	2,469,992
	2013	1.576	1.568	3,060,570
	2012	1.442	1.576	7,802,658
	2011	1.422	1.442	8,390,112
	2010	1.294	1.422	9,699,285
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.385	2.961	251,388
	2018	2.674	2.385	284,188
	2017	2.329	2.674	341,183
	2016	2.046	2.329	397,974
	2015	2.162	2.046	446,811
	2014	1.986	2.162	521,291
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.339	3.043	195,438
	2018	2.333	2.339	231,554
	2017	1.778	2.333	278,606
	2016	1.815	1.778	356,989
	2015	1.744	1.815	382,642
	2014	1.635	1.744	530,630
	2013	1.244	1.635	671,869
	2012	1.111	1.244	954,677
	2011	1.246	1.111	1,124,054
	2010	1.062	1.246	1,198,533
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.902	0.903	2,330,336
	2018	0.903	0.902	3,360,216
	2017	0.913	0.903	3,068,697
	2016	0.928	0.913	4,434,629
	2015	0.946	0.928	4,522,833
	2014	0.964	0.946	5,646,164
	2013	0.983	0.964	8,587,314
	2012	1.003	0.983	10,420,766
	2011	1.023	1.003	11,956,896
	2010	1.043	1.023	13,426,853
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.399	1.639	1,495,249
	2018	1.520	1.399	2,030,550
	2017	1.351	1.520	2,452,471
	2016	1.286	1.351	2,486,570
	2015	1.328	1.286	3,612,003
	2014	1.287	1.328	5,977,551
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.410	1.711	741,710
	2018	1.565	1.410	814,116
	2017	1.339	1.565	1,078,730
	2016	1.263	1.339	1,556,661
	2015	1.310	1.263	1,871,870
	2014	1.262	1.310	3,734,612
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.286	2.929	609,524
	2018	2.340	2.286	708,881
	2017	2.008	2.340	767,715
	2016	1.980	2.008	924,755

Pioneer AnnuiStar Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.877	2.439	1,158,609
	2018	1.912	1.877	1,234,952
	2017	1.423	1.912	1,393,965
	2016	1.453	1.423	1,595,466
	2015	1.341	1.453	1,843,449
	2014	1.257	1.341	2,365,180
	2013	0.937	1.257	755,197
	2012	0.980	0.937	1,068,502
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.489	1.753	212,091
	2018	1.612	1.489	227,986
	2017	1.465	1.612	240,235
	2016	1.372	1.465	443,239
	2015	1.404	1.372	479,255
	2014	1.321	1.404	547,902
	2013	1.135	1.321	733,193
	2012	1.040	1.135	873,486
	2011	1.038	1.040	924,971
	2010	0.964	1.038	1,546,348
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.415	1.802	152,878
	2018	1.608	1.415	189,253
	2017	1.395	1.608	193,134
	2016	1.246	1.395	235,203
	2015	1.276	1.246	309,472
	2014	1.175	1.276	872,340
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.637	2.078	348,222
	2018	1.795	1.637	420,714
	2017	1.585	1.795	478,751
	2016	1.365	1.585	530,610
	2015	1.386	1.365	657,025
	2014	1.418	1.386	976,752
	2013	1.140	1.418	1,172,123
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	28.062	31.454	54,597
	2018	29.783	28.062	62,651
	2017	28.123	29.783	71,608
	2016	27.189	28.123	87,408
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.616	3.316	958,012
	2018	2.811	2.616	1,076,623
	2017	2.377	2.811	1,144,874
	2016	2.089	2.377	1,244,459
	2015	2.211	2.089	1,531,969
	2014	2.073	2.211	1,754,270
	2013	1.630	2.073	2,165,360
	2012	1.485	1.630	1,367,990
	2011	1.428	1.485	1,685,048
	2010	1.207	1.428	2,002,862
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.698	3.477	148,898
	2018	2.907	2.698	188,192
	2017	2.442	2.907	202,556
	2016	2.390	2.442	292,900
	2015	2.504	2.390	322,755
	2014	2.376	2.504	636,861
	2013	1.753	2.376	786,674
	2012	1.613	1.753	950,102
	2011	1.728	1.613	1,162,653
	2010	1.381	1.728	1,281,787
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.844	2.035	396,412
	2018	2.224	1.844	449,256
	2017	1.943	2.224	507,795
	2016	1.849	1.943	589,479
	2015	2.016	1.849	696,679
	2014	2.314	2.016	902,360
	2013	1.918	2.314	1,334,077
	2012	1.655	1.918	1,686,139
	2011	1.888	1.655	1,916,960
	2010	1.776	1.888	2,137,164
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.772	3.391	149,020

Pioneer AnnuiStar Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.091	2.772	183,619
	2017	2.718	3.091	205,614
	2016	2.745	2.718	280,438
	2015	2.855	2.745	341,929
	2014	2.424	2.855	586,529
	2013	1.677	2.424	721,027
	2012	1.444	1.677	985,317
	2011	1.441	1.444	1,194,931
	2010	1.178	1.441	1,358,390
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.976	1.984	—
	2013	1.524	1.976	673,522
	2012	1.352	1.524	901,294
	2011	1.470	1.352	1,190,370
	2010	1.285	1.470	1,288,932
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.111	2.721	93,289
	2018	2.266	2.111	131,665
	2017	1.942	2.266	149,474
	2016	1.725	1.942	185,905
	2015	1.841	1.725	209,881
	2014	1.654	1.841	221,473
	2013	1.342	1.654	371,280
	2012	1.200	1.342	468,141
	2011	1.136	1.200	416,216
	2010	1.033	1.136	443,997
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.303	1.330	—
	2010	1.220	1.303	3,289,317
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.349	1.342	—
	2013	1.069	1.349	775,817
	2012	0.986	1.069	915,418
	2011	1.044	0.986	1,046,935
	2010	0.974	1.044	1,138,423
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.434	1.532	—
	2010	1.264	1.434	2,992,877
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.319	1.412	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.733	2.688	126
	2013	2.849	2.733	479,658
	2012	2.602	2.849	578,060
	2011	3.474	2.602	652,124
	2010	3.064	3.474	841,582
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.103	2.146	—
	2013	1.664	2.103	682,862
	2012	1.543	1.664	1,123,160
	2011	1.488	1.543	1,412,201
	2010	1.272	1.488	1,631,634
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.380	1.395	—
	2013	1.180	1.380	1,344,754
	2012	1.076	1.180	1,614,915
	2011	1.134	1.076	1,647,681
	2010	1.008	1.134	1,905,892
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.372	1.388	—
	2013	1.203	1.372	3,336,768
	2012	1.100	1.203	4,077,886
	2011	1.145	1.100	4,476,623
	2010	1.025	1.145	4,423,472
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.350	2.951	195,615
	2018	2.976	2.350	239,142
	2017	2.689	2.976	266,177
	2016	2.359	2.689	307,513
	2015	2.569	2.359	361,977
	2014	2.281	2.569	499,843
	2013	1.752	2.281	707,985
	2012	1.613	1.752	1,036,482
	2011	1.746	1.613	1,149,552
	2010	1.510	1.746	1,276,191

Pioneer AnnuiStar Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.998	3.760	127,679
	2018	3.306	2.998	164,880
	2017	3.264	3.306	186,515
	2016	3.145	3.264	228,860
	2015	3.068	3.145	277,797
	2014	2.396	3.068	358,632
	2013	2.406	2.396	444,907
	2012	2.114	2.406	562,826
	2011	1.964	2.114	868,741
	2010	1.558	1.964	994,346

Pioneer AnnuiStar Plus — Separate Account Charges 2.00%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.043	2.300	—
	2018	2.146	2.043	—
	2017	2.032	2.146	—
	2016	1.819	2.032	—
	2015	1.933	1.819	—
	2014	1.910	1.933	—
	2013	1.782	1.910	—
	2012	1.560	1.782	—
	2011	1.555	1.560	—
	2010	1.475	1.555	1,970
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.077	2.459	—
	2018	2.470	2.077	—
	2017	1.963	2.470	—
	2016	1.796	1.963	—
	2015	2.127	1.796	—
	2014	2.244	2.127	—
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.164	2.651	—
	2018	2.514	2.164	—
	2017	2.173	2.514	—
	2016	1.890	2.173	—
	2015	2.051	1.890	—
	2014	1.933	2.051	96,889
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.506	1.942	—
	2018	1.769	1.506	—
	2017	1.320	1.769	—
	2016	1.344	1.320	—
	2015	1.319	1.344	—
	2014	1.317	1.319	—
	2013	1.057	1.317	26,586
	2012	0.890	1.057	26,586
	2011	0.992	0.890	26,586
	2010	0.873	0.992	26,586
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.756	2.209	—
	2018	2.083	1.756	—
	2017	1.658	2.083	—
	2016	1.707	1.658	—
	2015	1.773	1.707	—
	2014	1.944	1.773	—
	2013	1.663	1.944	—
	2012	1.454	1.663	—
	2011	1.661	1.454	—
	2010	1.521	1.661	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.042	1.127	—
	2012	1.010	1.042	—
	2011	1.087	1.010	—
	2010	0.903	1.087	—
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.871	0.978	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.901	0.871	—
	2010	0.840	0.901	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.454	1.546	—
	2018	1.487	1.454	—
	2017	1.451	1.487	—
	2016	1.443	1.451	—
	2015	1.472	1.443	—
	2014	1.441	1.472	—
	2013	1.499	1.441	—
	2012	1.400	1.499	—
	2011	1.410	1.400	—
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.871	1.879	—
	2015	1.914	1.871	—
	2014	1.760	1.914	—
	2013	1.353	1.760	36,331
	2012	1.251	1.353	36,331
	2011	1.426	1.251	36,331
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.542	1.577	—
	2015	1.596	1.542	11,143
	2014	1.559	1.596	11,148
	2013	1.569	1.559	11,153
	2012	1.436	1.569	11,158
	2011	1.416	1.436	11,165
	2010	1.289	1.416	11,172
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.143	2.660	—
	2018	2.405	2.143	—
	2017	2.096	2.405	—
	2016	1.842	2.096	—
	2015	1.947	1.842	—
	2014	1.790	1.947	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.187	2.844	—
	2018	2.182	2.187	—
	2017	1.665	2.182	—
	2016	1.699	1.665	—
	2015	1.634	1.699	—
	2014	1.533	1.634	—
	2013	1.167	1.533	—
	2012	1.043	1.167	—
	2011	1.170	1.043	—
	2010	0.998	1.170	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.896	0.897	—
	2018	0.898	0.896	—
	2017	0.908	0.898	—
	2016	0.924	0.908	—
	2015	0.942	0.924	—
	2014	0.961	0.942	—
	2013	0.981	0.961	—
	2012	1.000	0.981	—
	2011	1.021	1.000	—
	2010	1.041	1.021	13,623
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.391	1.628	—
	2018	1.511	1.391	—
	2017	1.344	1.511	—
	2016	1.280	1.344	—
	2015	1.323	1.280	—
	2014	1.282	1.323	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.402	1.700	—
	2018	1.556	1.402	—
	2017	1.332	1.556	—
	2016	1.257	1.332	—
	2015	1.304	1.257	—
	2014	1.257	1.304	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.268	2.905	—
	2018	2.323	2.268	—
	2017	1.994	2.323	—
	2016	1.967	1.994	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.865	2.423	—
	2018	1.901	1.865	—
	2017	1.416	1.901	—
	2016	1.446	1.416	7,905
	2015	1.335	1.446	7,908
	2014	1.252	1.335	7,912
	2013	0.934	1.252	—
	2012	0.970	0.934	—
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.479	1.741	—
	2018	1.603	1.479	—
	2017	1.457	1.603	—
	2016	1.365	1.457	13,066
	2015	1.398	1.365	13,071
	2014	1.316	1.398	13,077
	2013	1.131	1.316	13,083
	2012	1.037	1.131	13,090
	2011	1.036	1.037	13,097
	2010	0.962	1.036	13,105
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.411	1.796	—
	2018	1.604	1.411	—
	2017	1.392	1.604	—
	2016	1.245	1.392	—
	2015	1.274	1.245	—
	2014	1.175	1.274	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.626	2.062	—
	2018	1.784	1.626	—
	2017	1.576	1.784	—
	2016	1.358	1.576	—
	2015	1.380	1.358	—
	2014	1.412	1.380	—
	2013	1.135	1.412	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	27.724	31.061	—
	2018	29.440	27.724	—
	2017	27.812	29.440	—
	2016	26.898	27.812	652
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.464	3.121	—
	2018	2.649	2.464	—
	2017	2.241	2.649	—
	2016	1.970	2.241	—
	2015	2.086	1.970	—
	2014	1.958	2.086	—
	2013	1.540	1.958	—
	2012	1.403	1.540	—
	2011	1.351	1.403	—
	2010	1.142	1.351	—
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.459	3.168	—
	2018	2.651	2.459	—
	2017	2.228	2.651	—
	2016	2.182	2.228	—
	2015	2.287	2.182	—
	2014	2.171	2.287	—
	2013	1.603	2.171	—
	2012	1.475	1.603	—
	2011	1.582	1.475	—
	2010	1.264	1.582	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.668	1.840	—
	2018	2.013	1.668	—
	2017	1.760	2.013	—
	2016	1.675	1.760	—
	2015	1.828	1.675	—
	2014	2.098	1.828	—
	2013	1.741	2.098	—
	2012	1.502	1.741	—
	2011	1.715	1.502	—
	2010	1.614	1.715	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.523	3.085	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.816	2.523	—
	2017	2.476	2.816	—
	2016	2.503	2.476	—
	2015	2.604	2.503	—
	2014	2.213	2.604	—
	2013	1.532	2.213	—
	2012	1.319	1.532	—
	2011	1.317	1.319	—
	2010	1.078	1.317	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.780	1.787	—
	2013	1.374	1.780	—
	2012	1.219	1.374	—
	2011	1.326	1.219	—
	2010	1.160	1.326	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.986	2.558	—
	2018	2.132	1.986	—
	2017	1.828	2.132	—
	2016	1.625	1.828	—
	2015	1.734	1.625	—
	2014	1.559	1.734	—
	2013	1.266	1.559	—
	2012	1.132	1.266	—
	2011	1.072	1.132	—
	2010	0.976	1.072	—
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.301	1.328	—
	2010	1.219	1.301	—
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.343	1.336	—
	2013	1.065	1.343	—
	2012	0.983	1.065	—
	2011	1.041	0.983	—
	2010	0.972	1.041	6,377
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.338	1.429	—
	2010	1.179	1.338	36,331
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.238	1.325	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.481	2.439	—
	2013	2.588	2.481	—
	2012	2.365	2.588	—
	2011	3.158	2.365	—
	2010	2.787	3.158	11,761
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.937	1.976	—
	2013	1.534	1.937	—
	2012	1.423	1.534	—
	2011	1.372	1.423	—
	2010	1.174	1.372	—
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.374	1.389	—
	2013	1.176	1.374	32,365
	2012	1.072	1.176	32,365
	2011	1.131	1.072	32,365
	2010	1.005	1.131	60,795
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.366	1.382	—
	2013	1.199	1.366	—
	2012	1.096	1.199	—
	2011	1.142	1.096	—
	2010	1.023	1.142	2,481
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.122	2.665	—
	2018	2.690	2.122	—
	2017	2.431	2.690	—
	2016	2.134	2.431	—
	2015	2.325	2.134	—
	2014	2.066	2.325	—
	2013	1.588	2.066	—
	2012	1.462	1.588	—
	2011	1.584	1.462	—
	2010	1.370	1.584	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.867	3.595	—
	2018	3.164	2.867	—
	2017	3.125	3.164	—
	2016	3.012	3.125	—
	2015	2.940	3.012	—
	2014	2.298	2.940	—
	2013	2.308	2.298	—
	2012	2.029	2.308	—
	2011	1.886	2.029	—
	2010	1.497	1.886	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.05%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.867	2.101	226,450
	2018	1.962	1.867	244,854
	2017	1.858	1.962	312,795
	2016	1.664	1.858	367,998
	2015	1.770	1.664	424,015
	2014	1.749	1.770	572,224
	2013	1.633	1.749	769,842
	2012	1.431	1.633	882,635
	2011	1.427	1.431	1,073,684
	2010	1.354	1.427	1,214,565
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	1.605	1.898	585,772
	2018	1.909	1.605	714,028
	2017	1.518	1.909	731,938
	2016	1.390	1.518	871,677
	2015	1.646	1.390	1,026,719
	2014	1.737	1.646	1,372,884
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.859	2.276	439,434
	2018	2.160	1.859	513,520
	2017	1.868	2.160	610,269
	2016	1.626	1.868	742,846
	2015	1.765	1.626	908,330
	2014	1.664	1.765	1,279,045
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.497	1.929	248,589
	2018	1.759	1.497	264,909
	2017	1.313	1.759	340,976
	2016	1.337	1.313	483,099
	2015	1.313	1.337	586,004
	2014	1.312	1.313	654,666
	2013	1.054	1.312	748,923
	2012	0.888	1.054	840,427
	2011	0.989	0.888	938,770
	2010	0.871	0.989	1,210,275
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.504	1.891	238,996
	2018	1.785	1.504	241,401
	2017	1.422	1.785	238,918
	2016	1.464	1.422	294,151
	2015	1.521	1.464	523,138
	2014	1.669	1.521	564,463
	2013	1.428	1.669	577,341
	2012	1.249	1.428	644,823
	2011	1.428	1.249	742,717
	2010	1.308	1.428	806,057
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.038	1.123	—
	2012	1.006	1.038	305,079
	2011	1.084	1.006	411,374
	2010	0.901	1.084	344,056
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.869	0.975	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.899	0.869	502,572
	2010	0.839	0.899	595,440
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.489	1.582	1,350,119
	2018	1.523	1.489	1,815,024
	2017	1.488	1.523	1,884,790
	2016	1.480	1.488	2,020,824
	2015	1.510	1.480	2,499,795
	2014	1.480	1.510	3,622,587
	2013	1.540	1.480	4,949,917
	2012	1.438	1.540	5,458,014
	2011	1.450	1.438	5,532,907
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.651	1.658	—
	2015	1.690	1.651	503,089
	2014	1.555	1.690	686,402
	2013	1.196	1.555	743,015
	2012	1.106	1.196	895,910
	2011	1.261	1.106	958,464
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.617	1.654	—
	2015	1.675	1.617	1,526,204
	2014	1.637	1.675	1,682,222
	2013	1.648	1.637	1,805,319
	2012	1.509	1.648	2,036,889
	2011	1.489	1.509	2,093,865
	2010	1.356	1.489	2,287,368
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.793	2.225	34,328
	2018	2.013	1.793	52,433
	2017	1.755	2.013	55,611
	2016	1.544	1.755	41,448
	2015	1.633	1.544	55,085
	2014	1.501	1.633	136,583
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.912	2.486	79,934
	2018	1.909	1.912	86,754
	2017	1.457	1.909	94,523
	2016	1.488	1.457	123,133
	2015	1.431	1.488	159,573
	2014	1.344	1.431	170,833
	2013	1.023	1.344	182,060
	2012	0.915	1.023	243,919
	2011	1.027	0.915	266,147
	2010	0.876	1.027	370,635
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.901	0.902	1,859,335
	2018	0.904	0.901	2,345,048
	2017	0.914	0.904	2,001,111
	2016	0.930	0.914	3,053,455
	2015	0.949	0.930	3,406,240
	2014	0.969	0.949	4,193,264
	2013	0.989	0.969	4,648,465
	2012	1.010	0.989	4,464,575
	2011	1.031	1.010	4,936,230
	2010	1.052	1.031	4,377,837
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.382	1.617	3,471,902
	2018	1.503	1.382	3,592,787
	2017	1.337	1.503	4,676,638
	2016	1.274	1.337	5,194,049
	2015	1.317	1.274	6,827,759
	2014	1.277	1.317	10,719,815
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.393	1.688	1,309,127
	2018	1.547	1.393	1,516,983
	2017	1.325	1.547	2,053,268
	2016	1.251	1.325	2,681,243
	2015	1.299	1.251	3,529,432
	2014	1.252	1.299	4,585,211
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	1.910	2.445	243,424
	2018	1.957	1.910	302,542
	2017	1.681	1.957	349,256
	2016	1.659	1.681	436,133

Pioneer AnnuiStar Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.854	2.406	183,015
	2018	1.890	1.854	208,076
	2017	1.408	1.890	239,727
	2016	1.439	1.408	349,828
	2015	1.329	1.439	472,161
	2014	1.247	1.329	571,728
	2013	0.931	1.247	363,322
	2012	0.970	0.931	433,184
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.470	1.729	171,371
	2018	1.593	1.470	173,222
	2017	1.450	1.593	174,355
	2016	1.358	1.450	295,000
	2015	1.392	1.358	448,124
	2014	1.311	1.392	452,526
	2013	1.128	1.311	480,571
	2012	1.034	1.128	318,644
	2011	1.033	1.034	274,228
	2010	0.961	1.033	224,192
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.407	1.790	431,348
	2018	1.601	1.407	459,126
	2017	1.389	1.601	510,553
	2016	1.243	1.389	600,316
	2015	1.273	1.243	755,567
	2014	1.174	1.273	891,819
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.615	2.047	123,087
	2018	1.772	1.615	134,055
	2017	1.566	1.772	133,552
	2016	1.350	1.566	109,538
	2015	1.373	1.350	199,510
	2014	1.406	1.373	248,703
	2013	1.131	1.406	311,480
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	27.391	30.672	28,696
	2018	29.101	27.391	32,850
	2017	27.506	29.101	53,865
	2016	26.610	27.506	63,906
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.100	2.659	176,043
	2018	2.258	2.100	201,325
	2017	1.912	2.258	239,724
	2016	1.682	1.912	539,490
	2015	1.781	1.682	733,280
	2014	1.672	1.781	797,389
	2013	1.316	1.672	836,827
	2012	1.200	1.316	801,594
	2011	1.156	1.200	1,269,002
	2010	0.978	1.156	1,226,759
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.986	2.558	177,301
	2018	2.143	1.986	186,675
	2017	1.802	2.143	193,518
	2016	1.765	1.802	265,049
	2015	1.851	1.765	266,454
	2014	1.758	1.851	327,815
	2013	1.299	1.758	414,244
	2012	1.196	1.299	494,219
	2011	1.283	1.196	598,907
	2010	1.026	1.283	774,324
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.357	1.497	312,014
	2018	1.639	1.357	397,419
	2017	1.433	1.639	400,979
	2016	1.365	1.433	520,282
	2015	1.490	1.365	658,128
	2014	1.712	1.490	909,563
	2013	1.421	1.712	1,274,261
	2012	1.227	1.421	1,521,960
	2011	1.401	1.227	1,699,662
	2010	1.319	1.401	1,961,001
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.156	2.634	207,862

Pioneer AnnuiStar Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.407	2.156	217,795
	2017	2.118	2.407	254,463
	2016	2.142	2.118	426,685
	2015	2.229	2.142	541,246
	2014	1.895	2.229	649,229
	2013	1.312	1.895	728,882
	2012	1.131	1.312	892,506
	2011	1.130	1.131	1,023,144
	2010	0.925	1.130	1,314,696
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.493	1.499	—
	2013	1.153	1.493	179,409
	2012	1.024	1.153	286,567
	2011	1.114	1.024	337,799
	2010	0.975	1.114	362,923
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.858	2.392	88,911
	2018	1.996	1.858	94,076
	2017	1.712	1.996	103,706
	2016	1.522	1.712	138,728
	2015	1.626	1.522	217,373
	2014	1.462	1.626	235,636
	2013	1.188	1.462	236,170
	2012	1.063	1.188	220,534
	2011	1.007	1.063	149,573
	2010	0.917	1.007	148,230
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.299	1.326	—
	2010	1.217	1.299	1,337,409
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.337	1.330	—
	2013	1.061	1.337	859,952
	2012	0.980	1.061	1,281,692
	2011	1.038	0.980	1,270,019
	2010	0.970	1.038	1,942,715
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.183	1.264	—
	2010	1.044	1.183	1,320,670
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.174	1.257	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.005	1.971	—
	2013	2.092	2.005	615,335
	2012	1.913	2.092	747,638
	2011	2.556	1.913	961,399
	2010	2.257	2.556	1,237,300
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.717	1.752	—
	2013	1.361	1.717	782,233
	2012	1.263	1.361	973,124
	2011	1.219	1.263	1,056,120
	2010	1.043	1.219	1,232,318
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.368	1.383	—
	2013	1.171	1.368	2,795,925
	2012	1.068	1.171	3,677,033
	2011	1.127	1.068	4,537,522
	2010	1.003	1.127	5,472,978
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.360	1.375	—
	2013	1.194	1.360	5,650,064
	2012	1.092	1.194	6,656,093
	2011	1.139	1.092	7,773,249
	2010	1.020	1.139	8,525,714
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.684	2.113	293,509
	2018	2.135	1.684	306,162
	2017	1.931	2.135	333,713
	2016	1.695	1.931	408,234
	2015	1.848	1.695	473,046
	2014	1.643	1.848	589,614
	2013	1.263	1.643	665,871
	2012	1.164	1.263	780,565
	2011	1.261	1.164	891,363
	2010	1.092	1.261	1,033,910

Pioneer AnnuiStar Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.320	2.907	253,647
	2018	2.561	2.320	294,850
	2017	2.530	2.561	320,161
	2016	2.441	2.530	364,714
	2015	2.384	2.441	412,845
	2014	1.863	2.384	458,327
	2013	1.873	1.863	539,986
	2012	1.647	1.873	605,900
	2011	1.532	1.647	798,937
	2010	1.216	1.532	985,366

Pioneer AnnuiStar Plus — Separate Account Charges 2.10%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	2.011	2.262	500,491
	2018	2.115	2.011	641,925
	2017	2.004	2.115	757,866
	2016	1.796	2.004	887,134
	2015	1.911	1.796	987,743
	2014	1.890	1.911	1,320,289
	2013	1.765	1.890	1,858,484
	2012	1.547	1.765	2,391,821
	2011	1.543	1.547	2,589,883
	2010	1.465	1.543	3,279,515
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.270	2.684	286,930
	2018	2.701	2.270	349,070
	2017	2.149	2.701	435,788
	2016	1.969	2.149	496,540
	2015	2.333	1.969	555,525
	2014	2.463	2.333	636,421
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.354	2.881	511,534
	2018	2.737	2.354	544,280
	2017	2.369	2.737	685,286
	2016	2.062	2.369	796,547
	2015	2.240	2.062	898,254
	2014	2.113	2.240	1,115,151
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.487	1.916	328,607
	2018	1.749	1.487	350,892
	2017	1.306	1.749	392,733
	2016	1.331	1.306	441,522
	2015	1.308	1.331	471,051
	2014	1.307	1.308	587,077
	2013	1.050	1.307	960,687
	2012	0.885	1.050	1,156,456
	2011	0.987	0.885	1,274,500
	2010	0.869	0.987	1,435,999
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.886	2.370	437,209
	2018	2.240	1.886	493,391
	2017	1.785	2.240	530,335
	2016	1.839	1.785	604,043
	2015	1.912	1.839	629,656
	2014	2.098	1.912	731,003
	2013	1.797	2.098	881,159
	2012	1.572	1.797	1,519,887
	2011	1.798	1.572	1,846,593
	2010	1.649	1.798	2,295,120
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.034	1.119	—
	2012	1.003	1.034	2,902,562
	2011	1.081	1.003	3,074,157
	2010	0.899	1.081	2,967,256
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.866	0.972	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.897	0.866	986,644
	2010	0.837	0.897	1,030,290
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.465	1.556	1,862,282
	2018	1.500	1.465	1,962,716
	2017	1.465	1.500	2,324,021
	2016	1.459	1.465	2,591,505
	2015	1.489	1.459	2,932,348
	2014	1.460	1.489	3,548,098
	2013	1.520	1.460	4,541,635
	2012	1.421	1.520	5,700,431
	2011	1.432	1.421	6,642,169
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.973	1.981	—
	2015	2.020	1.973	1,045,881
	2014	1.860	2.020	1,141,388
	2013	1.431	1.860	1,383,665
	2012	1.324	1.431	1,786,802
	2011	1.510	1.324	1,989,680
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.523	1.557	—
	2015	1.578	1.523	1,458,638
	2014	1.543	1.578	1,849,473
	2013	1.554	1.543	2,337,105
	2012	1.424	1.554	3,355,938
	2011	1.405	1.424	3,917,304
	2010	1.281	1.405	4,621,907
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.329	2.888	102,416
	2018	2.616	2.329	134,391
	2017	2.282	2.616	137,803
	2016	2.008	2.282	169,160
	2015	2.125	2.008	265,393
	2014	1.954	2.125	362,386
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.285	2.968	219,375
	2018	2.282	2.285	245,368
	2017	1.742	2.282	314,001
	2016	1.780	1.742	357,166
	2015	1.714	1.780	410,041
	2014	1.609	1.714	489,582
	2013	1.226	1.609	682,517
	2012	1.097	1.226	918,842
	2011	1.232	1.097	1,125,258
	2010	1.051	1.232	1,076,232
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.881	0.881	3,554,600
	2018	0.884	0.881	3,364,508
	2017	0.894	0.884	2,734,729
	2016	0.910	0.894	3,454,376
	2015	0.930	0.910	4,430,818
	2014	0.949	0.930	4,363,690
	2013	0.969	0.949	7,439,267
	2012	0.990	0.969	7,890,296
	2011	1.011	0.990	8,183,980
	2010	1.032	1.011	7,562,774
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.373	1.606	3,754,512
	2018	1.494	1.373	4,071,200
	2017	1.330	1.494	4,332,512
	2016	1.268	1.330	4,482,718
	2015	1.311	1.268	5,573,597
	2014	1.272	1.311	6,244,445
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.384	1.677	997,461
	2018	1.538	1.384	1,164,095
	2017	1.318	1.538	1,472,184
	2016	1.245	1.318	2,007,419
	2015	1.293	1.245	2,369,085
	2014	1.247	1.293	3,686,782
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.233	2.857	985,503
	2018	2.289	2.233	1,149,280
	2017	1.967	2.289	1,385,732
	2016	1.942	1.967	1,560,679

Pioneer AnnuiStar Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.842	2.390	1,167,180
	2018	1.879	1.842	1,351,933
	2017	1.401	1.879	1,444,333
	2016	1.432	1.401	1,631,225
	2015	1.323	1.432	1,708,850
	2014	1.243	1.323	1,946,717
	2013	0.928	1.243	680,249
	2012	0.970	0.928	892,359
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.461	1.717	211,197
	2018	1.584	1.461	244,411
	2017	1.442	1.584	290,234
	2016	1.352	1.442	380,335
	2015	1.386	1.352	555,771
	2014	1.306	1.386	693,712
	2013	1.124	1.306	793,209
	2012	1.031	1.124	1,309,935
	2011	1.031	1.031	1,577,941
	2010	0.959	1.031	1,909,167
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.403	1.784	145,436
	2018	1.597	1.403	156,105
	2017	1.387	1.597	165,366
	2016	1.241	1.387	251,917
	2015	1.272	1.241	264,221
	2014	1.174	1.272	268,690
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.604	2.033	628,297
	2018	1.761	1.604	685,575
	2017	1.557	1.761	727,952
	2016	1.343	1.557	796,139
	2015	1.367	1.343	939,814
	2014	1.400	1.367	1,236,319
	2013	1.126	1.400	1,653,257
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	27.062	30.288	52,354
	2018	28.766	27.062	59,761
	2017	27.202	28.766	67,987
	2016	26.325	27.202	80,855
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.556	3.234	363,265
	2018	2.750	2.556	455,329
	2017	2.329	2.750	496,795
	2016	2.050	2.329	575,430
	2015	2.173	2.050	641,532
	2014	2.041	2.173	840,915
	2013	1.607	2.041	1,115,181
	2012	1.466	1.607	1,432,303
	2011	1.412	1.466	1,613,020
	2010	1.195	1.412	1,933,499
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.635	3.392	323,340
	2018	2.844	2.635	359,342
	2017	2.393	2.844	424,760
	2016	2.346	2.393	470,880
	2015	2.461	2.346	522,592
	2014	2.338	2.461	584,599
	2013	1.728	2.338	915,595
	2012	1.592	1.728	1,008,138
	2011	1.709	1.592	1,134,077
	2010	1.367	1.709	1,234,868
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.801	1.985	635,366
	2018	2.176	1.801	660,713
	2017	1.904	2.176	711,917
	2016	1.814	1.904	844,709
	2015	1.981	1.814	924,580
	2014	2.277	1.981	1,025,585
	2013	1.891	2.277	1,323,571
	2012	1.633	1.891	1,487,788
	2011	1.867	1.633	1,773,593
	2010	1.758	1.867	1,936,899
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.707	3.307	204,671

Pioneer AnnuiStar Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.024	2.707	245,372
	2017	2.663	3.024	287,927
	2016	2.694	2.663	336,236
	2015	2.805	2.694	366,409
	2014	2.386	2.805	408,933
	2013	1.653	2.386	549,680
	2012	1.426	1.653	766,208
	2011	1.425	1.426	837,685
	2010	1.167	1.425	893,944
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.944	1.951	—
	2013	1.502	1.944	466,956
	2012	1.334	1.502	537,521
	2011	1.453	1.334	693,937
	2010	1.272	1.453	711,759
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.062	2.654	288,046
	2018	2.217	2.062	306,692
	2017	1.902	2.217	337,253
	2016	1.693	1.902	373,605
	2015	1.809	1.693	414,131
	2014	1.628	1.809	477,599
	2013	1.323	1.628	658,773
	2012	1.184	1.323	771,895
	2011	1.123	1.184	827,880
	2010	1.023	1.123	881,821
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.297	1.323	—
	2010	1.216	1.297	1,461,097
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.331	1.324	—
	2013	1.057	1.331	266,083
	2012	0.976	1.057	345,471
	2011	1.035	0.976	420,487
	2010	0.967	1.035	645,795
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.418	1.514	—
	2010	1.251	1.418	2,428,138
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.306	1.398	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.690	2.644	—
	2013	2.809	2.690	537,087
	2012	2.569	2.809	561,765
	2011	3.434	2.569	625,755
	2010	3.034	3.434	781,303
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.070	2.111	—
	2013	1.640	2.070	472,971
	2012	1.524	1.640	628,815
	2011	1.471	1.524	689,112
	2010	1.260	1.471	806,463
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.362	1.376	—
	2013	1.166	1.362	952,755
	2012	1.065	1.166	1,167,769
	2011	1.124	1.065	1,377,462
	2010	1.000	1.124	1,570,562
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.354	1.369	—
	2013	1.189	1.354	1,749,622
	2012	1.089	1.189	1,918,696
	2011	1.135	1.089	2,067,827
	2010	1.018	1.135	2,210,585
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.295	2.879	167,282
	2018	2.912	2.295	206,943
	2017	2.634	2.912	207,624
	2016	2.315	2.634	238,444
	2015	2.524	2.315	285,665
	2014	2.245	2.524	369,042
	2013	1.727	2.245	413,567
	2012	1.592	1.727	538,324
	2011	1.726	1.592	605,469
	2010	1.495	1.726	656,930

Pioneer AnnuiStar Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.928	3.668	114,240
	2018	3.235	2.928	132,357
	2017	3.198	3.235	146,200
	2016	3.086	3.198	169,971
	2015	3.015	3.086	205,440
	2014	2.358	3.015	223,368
	2013	2.372	2.358	283,421
	2012	2.087	2.372	369,945
	2011	1.942	2.087	440,594
	2010	1.542	1.942	592,449

Pioneer AnnuiStar Plus — Separate Account Charges 2.15%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.996	2.243	40,902
	2018	2.100	1.996	42,240
	2017	1.991	2.100	47,395
	2016	1.785	1.991	101,782
	2015	1.900	1.785	103,310
	2014	1.880	1.900	104,494
	2013	1.756	1.880	105,706
	2012	1.540	1.756	139,453
	2011	1.537	1.540	146,598
	2010	1.460	1.537	173,962
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.252	2.661	21,273
	2018	2.681	2.252	21,203
	2017	2.135	2.681	22,926
	2016	1.956	2.135	28,070
	2015	2.319	1.956	27,757
	2014	2.449	2.319	27,769
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.336	2.857	14,921
	2018	2.717	2.336	14,375
	2017	2.352	2.717	14,957
	2016	2.049	2.352	25,508
	2015	2.226	2.049	43,504
	2014	2.101	2.226	43,919
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.478	1.903	56,363
	2018	1.739	1.478	53,961
	2017	1.299	1.739	78,175
	2016	1.324	1.299	115,424
	2015	1.302	1.324	114,414
	2014	1.302	1.302	141,456
	2013	1.047	1.302	200,930
	2012	0.883	1.047	230,665
	2011	0.985	0.883	220,777
	2010	0.868	0.985	231,595
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.872	2.350	751
	2018	2.224	1.872	738
	2017	1.773	2.224	735
	2016	1.827	1.773	11,845
	2015	1.901	1.827	12,256
	2014	2.087	1.901	12,962
	2013	1.788	2.087	12,927
	2012	1.566	1.788	16,962
	2011	1.791	1.566	16,546
	2010	1.643	1.791	23,282
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.030	1.114	—
	2012	1.000	1.030	74,774
	2011	1.078	1.000	81,209
	2010	0.897	1.078	95,612
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.864	0.969	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.895	0.864	277,092
	2010	0.836	0.895	272,469
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.453	1.543	134,815
	2018	1.489	1.453	134,852
	2017	1.455	1.489	172,621
	2016	1.449	1.455	147,548
	2015	1.481	1.449	170,872
	2014	1.452	1.481	174,255
	2013	1.512	1.452	193,908
	2012	1.414	1.512	397,814
	2011	1.426	1.414	344,649
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.961	1.968	—
	2015	2.008	1.961	81,135
	2014	1.850	2.008	85,342
	2013	1.424	1.850	111,123
	2012	1.318	1.424	100,233
	2011	1.504	1.318	107,718
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.513	1.547	—
	2015	1.569	1.513	97,279
	2014	1.535	1.569	100,723
	2013	1.546	1.535	115,289
	2012	1.418	1.546	115,675
	2011	1.400	1.418	122,902
	2010	1.277	1.400	147,323
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.311	2.864	785
	2018	2.597	2.311	786
	2017	2.266	2.597	17,929
	2016	1.995	2.266	28,847
	2015	2.112	1.995	28,852
	2014	1.943	2.112	28,858
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.267	2.943	141,223
	2018	2.265	2.267	148,101
	2017	1.730	2.265	250,380
	2016	1.769	1.730	262,785
	2015	1.703	1.769	272,367
	2014	1.601	1.703	281,608
	2013	1.220	1.601	301,210
	2012	1.092	1.220	316,036
	2011	1.227	1.092	324,275
	2010	1.048	1.227	339,922
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.874	0.873	133,344
	2018	0.877	0.874	143,709
	2017	0.888	0.877	290,089
	2016	0.904	0.888	352,572
	2015	0.924	0.904	383,700
	2014	0.944	0.924	391,009
	2013	0.965	0.944	493,586
	2012	0.986	0.965	270,151
	2011	1.007	0.986	516,572
	2010	1.029	1.007	818,186
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.364	1.595	246,193
	2018	1.485	1.364	266,947
	2017	1.322	1.485	370,363
	2016	1.262	1.322	376,710
	2015	1.306	1.262	446,912
	2014	1.267	1.306	516,718
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.375	1.665	186,025
	2018	1.529	1.375	192,359
	2017	1.311	1.529	665,018
	2016	1.239	1.311	670,625
	2015	1.288	1.239	682,539
	2014	1.242	1.288	831,274
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.216	2.833	31,779
	2018	2.272	2.216	34,379
	2017	1.954	2.272	36,788
	2016	1.929	1.954	76,326

Pioneer AnnuiStar Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.830	2.373	41,587
	2018	1.868	1.830	42,902
	2017	1.393	1.868	152,909
	2016	1.425	1.393	164,437
	2015	1.317	1.425	169,230
	2014	1.238	1.317	198,895
	2013	0.925	1.238	239,930
	2012	0.960	0.925	275,292
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.451	1.706	—
	2018	1.575	1.451	—
	2017	1.434	1.575	—
	2016	1.345	1.434	—
	2015	1.380	1.345	68,192
	2014	1.301	1.380	71,997
	2013	1.120	1.301	71,997
	2012	1.028	1.120	106,720
	2011	1.028	1.028	136,976
	2010	0.957	1.028	136,989
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.399	1.778	13,232
	2018	1.593	1.399	13,240
	2017	1.384	1.593	29,800
	2016	1.240	1.384	29,808
	2015	1.271	1.240	29,816
	2014	1.173	1.271	29,825
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.593	2.018	15,187
	2018	1.750	1.593	15,661
	2017	1.548	1.750	16,286
	2016	1.336	1.548	21,685
	2015	1.360	1.336	55,352
	2014	1.394	1.360	57,999
	2013	1.122	1.394	60,534
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	26.737	29.909	1,022
	2018	28.434	26.737	1,074
	2017	26.902	28.434	1,108
	2016	26.043	26.902	4,458
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.536	3.207	39,730
	2018	2.730	2.536	41,605
	2017	2.313	2.730	44,560
	2016	2.037	2.313	60,061
	2015	2.160	2.037	64,922
	2014	2.030	2.160	82,480
	2013	1.599	2.030	164,995
	2012	1.459	1.599	223,702
	2011	1.407	1.459	220,200
	2010	1.191	1.407	223,861
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.615	3.363	25,283
	2018	2.823	2.615	27,378
	2017	2.376	2.823	29,745
	2016	2.331	2.376	38,564
	2015	2.446	2.331	40,921
	2014	2.326	2.446	43,164
	2013	1.720	2.326	46,075
	2012	1.585	1.720	63,877
	2011	1.702	1.585	67,983
	2010	1.363	1.702	73,650
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.787	1.968	11,728
	2018	2.160	1.787	12,596
	2017	1.891	2.160	42,242
	2016	1.803	1.891	43,308
	2015	1.970	1.803	44,516
	2014	2.265	1.970	50,957
	2013	1.882	2.265	57,853
	2012	1.626	1.882	64,326
	2011	1.859	1.626	69,229
	2010	1.752	1.859	67,513
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.686	3.279	59,818

Pioneer AnnuiStar Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.002	2.686	59,027
	2017	2.644	3.002	59,532
	2016	2.677	2.644	78,885
	2015	2.789	2.677	79,634
	2014	2.373	2.789	97,948
	2013	1.645	2.373	118,549
	2012	1.419	1.645	143,047
	2011	1.419	1.419	153,344
	2010	1.163	1.419	161,174
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.934	1.941	—
	2013	1.495	1.934	17,931
	2012	1.329	1.495	17,939
	2011	1.447	1.329	17,948
	2010	1.268	1.447	17,959
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	2.046	2.632	7,641
	2018	2.201	2.046	8,558
	2017	1.889	2.201	9,535
	2016	1.682	1.889	11,840
	2015	1.798	1.682	38,163
	2014	1.619	1.798	40,583
	2013	1.316	1.619	43,721
	2012	1.179	1.316	47,583
	2011	1.118	1.179	52,139
	2010	1.019	1.118	57,805
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.295	1.321	—
	2010	1.215	1.295	171,630
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.325	1.318	—
	2013	1.053	1.325	28,941
	2012	0.973	1.053	28,955
	2011	1.032	0.973	28,973
	2010	0.965	1.032	28,993
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.412	1.507	—
	2010	1.247	1.412	136,163
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.301	1.393	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.675	2.629	—
	2013	2.795	2.675	28,245
	2012	2.558	2.795	32,896
	2011	3.421	2.558	32,379
	2010	3.023	3.421	33,403
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.058	2.099	—
	2013	1.632	2.058	39,039
	2012	1.517	1.632	59,593
	2011	1.465	1.517	52,134
	2010	1.256	1.465	56,089
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.356	1.370	—
	2013	1.162	1.356	649,179
	2012	1.061	1.162	673,855
	2011	1.121	1.061	681,258
	2010	0.998	1.121	692,934
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.348	1.363	—
	2013	1.185	1.348	317,369
	2012	1.085	1.185	357,010
	2011	1.132	1.085	424,014
	2010	1.015	1.132	435,153
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.277	2.854	12,627
	2018	2.890	2.277	12,262
	2017	2.616	2.890	13,748
	2016	2.300	2.616	21,818
	2015	2.509	2.300	22,452
	2014	2.233	2.509	23,658
	2013	1.719	2.233	42,308
	2012	1.585	1.719	37,081
	2011	1.720	1.585	37,934
	2010	1.490	1.720	39,021

Pioneer AnnuiStar Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.905	3.637	26,687
	2018	3.211	2.905	28,767
	2017	3.176	3.211	25,859
	2016	3.066	3.176	30,934
	2015	2.997	3.066	34,815
	2014	2.346	2.997	51,800
	2013	2.360	2.346	61,228
	2012	2.078	2.360	68,150
	2011	1.934	2.078	76,700
	2010	1.537	1.934	101,546

Pioneer AnnuiStar Plus — Separate Account Charges 2.20%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.980	2.225	771,761
	2018	2.084	1.980	841,243
	2017	1.977	2.084	943,111
	2016	1.773	1.977	1,032,489
	2015	1.889	1.773	1,225,967
	2014	1.870	1.889	1,372,075
	2013	1.748	1.870	1,589,520
	2012	1.534	1.748	1,759,081
	2011	1.532	1.534	1,841,239
	2010	1.455	1.532	1,884,532
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.014	2.379	367,373
	2018	2.399	2.014	395,335
	2017	1.911	2.399	410,539
	2016	1.752	1.911	474,837
	2015	2.078	1.752	524,844
	2014	2.196	2.078	759,164
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.098	2.565	261,650
	2018	2.442	2.098	273,913
	2017	2.115	2.442	381,477
	2016	1.843	2.115	497,769
	2015	2.004	1.843	590,810
	2014	1.892	2.004	753,109
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.468	1.890	173,657
	2018	1.729	1.468	216,927
	2017	1.292	1.729	296,328
	2016	1.318	1.292	364,934
	2015	1.296	1.318	370,775
	2014	1.297	1.296	420,983
	2013	1.043	1.297	465,503
	2012	0.880	1.043	585,544
	2011	0.982	0.880	712,965
	2010	0.866	0.982	739,403
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.702	2.137	147,880
	2018	2.024	1.702	168,791
	2017	1.614	2.024	192,791
	2016	1.665	1.614	246,198
	2015	1.732	1.665	306,907
	2014	1.903	1.732	341,181
	2013	1.631	1.903	375,954
	2012	1.429	1.631	423,883
	2011	1.636	1.429	514,171
	2010	1.501	1.636	542,075
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.026	1.110	—
	2012	0.996	1.026	473,681
	2011	1.075	0.996	505,149
	2010	0.895	1.075	463,499
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.861	0.966	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.893	0.861	629,019
	2010	0.834	0.893	688,766
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.409	1.495	923,826
	2018	1.444	1.409	1,090,919
	2017	1.413	1.444	1,329,135
	2016	1.407	1.413	1,542,068
	2015	1.439	1.407	1,712,340
	2014	1.411	1.439	2,841,353
	2013	1.471	1.411	3,776,771
	2012	1.376	1.471	3,883,138
	2011	1.388	1.376	4,148,350
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.825	1.832	—
	2015	1.870	1.825	451,711
	2014	1.724	1.870	529,655
	2013	1.328	1.724	630,695
	2012	1.230	1.328	682,775
	2011	1.404	1.230	738,972
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.504	1.537	—
	2015	1.560	1.504	3,029,850
	2014	1.527	1.560	3,720,769
	2013	1.539	1.527	4,100,327
	2012	1.412	1.539	4,565,747
	2011	1.395	1.412	4,867,441
	2010	1.273	1.395	5,177,999
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.078	2.573	21,616
	2018	2.336	2.078	23,488
	2017	2.040	2.336	34,317
	2016	1.796	2.040	30,644
	2015	1.903	1.796	35,892
	2014	1.751	1.903	107,878
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.120	2.752	109,615
	2018	2.120	2.120	119,034
	2017	1.620	2.120	161,562
	2016	1.657	1.620	168,097
	2015	1.597	1.657	210,187
	2014	1.501	1.597	260,063
	2013	1.145	1.501	401,013
	2012	1.025	1.145	367,667
	2011	1.152	1.025	355,840
	2010	0.985	1.152	308,470
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.869	0.868	2,591,359
	2018	0.873	0.869	3,241,819
	2017	0.884	0.873	5,112,959
	2016	0.901	0.884	3,269,265
	2015	0.921	0.901	3,761,731
	2014	0.941	0.921	4,768,675
	2013	0.962	0.941	4,784,533
	2012	0.984	0.962	5,447,560
	2011	1.005	0.984	5,574,947
	2010	1.028	1.005	5,758,011
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.356	1.584	16,587,076
	2018	1.476	1.356	17,386,193
	2017	1.315	1.476	18,897,734
	2016	1.255	1.315	21,483,983
	2015	1.300	1.255	23,745,286
	2014	1.262	1.300	25,102,270
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.366	1.654	51,600,344
	2018	1.520	1.366	54,322,052
	2017	1.304	1.520	55,009,697
	2016	1.233	1.304	57,771,450
	2015	1.282	1.233	62,291,586
	2014	1.237	1.282	64,658,583
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.199	2.810	257,883
	2018	2.256	2.199	285,354
	2017	1.941	2.256	470,858
	2016	1.917	1.941	534,243

Pioneer AnnuiStar Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.819	2.357	187,900
	2018	1.857	1.819	219,829
	2017	1.386	1.857	323,215
	2016	1.418	1.386	441,436
	2015	1.312	1.418	446,694
	2014	1.233	1.312	542,425
	2013	0.922	1.233	574,082
	2012	0.960	0.922	614,203
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.442	1.694	954,014
	2018	1.566	1.442	990,452
	2017	1.427	1.566	1,205,434
	2016	1.339	1.427	1,531,311
	2015	1.374	1.339	1,608,887
	2014	1.296	1.374	1,685,105
	2013	1.116	1.296	1,688,527
	2012	1.025	1.116	1,660,269
	2011	1.026	1.025	1,802,616
	2010	0.955	1.026	1,854,385
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.395	1.772	199,529
	2018	1.589	1.395	264,539
	2017	1.382	1.589	325,675
	2016	1.238	1.382	404,295
	2015	1.270	1.238	449,372
	2014	1.172	1.270	496,696
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.582	2.003	239,820
	2018	1.739	1.582	274,907
	2017	1.539	1.739	356,154
	2016	1.329	1.539	305,653
	2015	1.354	1.329	342,437
	2014	1.388	1.354	379,861
	2013	1.117	1.388	441,462
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	26.416	29.535	106,362
	2018	28.107	26.416	125,310
	2017	26.606	28.107	131,407
	2016	25.765	26.606	172,843
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.389	3.020	166,726
	2018	2.573	2.389	179,425
	2017	2.181	2.573	235,458
	2016	1.922	2.181	235,239
	2015	2.039	1.922	311,558
	2014	1.917	2.039	402,831
	2013	1.511	1.917	569,281
	2012	1.380	1.511	610,890
	2011	1.331	1.380	672,651
	2010	1.127	1.331	762,084
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.384	3.065	107,146
	2018	2.575	2.384	115,933
	2017	2.168	2.575	139,707
	2016	2.128	2.168	201,207
	2015	2.235	2.128	200,803
	2014	2.126	2.235	219,359
	2013	1.573	2.126	319,854
	2012	1.451	1.573	341,064
	2011	1.558	1.451	382,611
	2010	1.248	1.558	416,400
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.617	1.780	358,652
	2018	1.955	1.617	368,104
	2017	1.713	1.955	440,691
	2016	1.634	1.713	479,912
	2015	1.786	1.634	519,557
	2014	2.054	1.786	679,678
	2013	1.708	2.054	810,535
	2012	1.477	1.708	892,122
	2011	1.689	1.477	974,513
	2010	1.593	1.689	1,045,008
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.446	2.985	151,085

Pioneer AnnuiStar Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.735	2.446	165,769
	2017	2.410	2.735	306,922
	2016	2.441	2.410	446,570
	2015	2.545	2.441	503,825
	2014	2.166	2.545	519,533
	2013	1.503	2.166	497,629
	2012	1.297	1.503	517,081
	2011	1.298	1.297	748,771
	2010	1.064	1.298	705,100
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.743	1.749	—
	2013	1.348	1.743	272,027
	2012	1.199	1.348	180,451
	2011	1.306	1.199	204,240
	2010	1.145	1.306	243,750
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.925	2.474	1,449,802
	2018	2.071	1.925	1,554,501
	2017	1.779	2.071	1,712,684
	2016	1.584	1.779	1,814,103
	2015	1.695	1.584	1,931,186
	2014	1.527	1.695	2,035,447
	2013	1.242	1.527	1,822,094
	2012	1.113	1.242	1,569,072
	2011	1.056	1.113	1,540,342
	2010	0.963	1.056	1,681,761
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.293	1.319	—
	2010	1.213	1.293	1,855,668
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.319	1.312	—
	2013	1.049	1.319	652,140
	2012	0.970	1.049	773,347
	2011	1.029	0.970	838,235
	2010	0.963	1.029	1,002,389
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.318	1.407	—
	2010	1.164	1.318	782,086
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.222	1.307	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.429	2.387	—
	2013	2.539	2.429	359,320
	2012	2.325	2.539	352,834
	2011	3.111	2.325	374,021
	2010	2.751	3.111	467,709
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.896	1.934	—
	2013	1.505	1.896	378,261
	2012	1.399	1.505	387,750
	2011	1.352	1.399	443,450
	2010	1.159	1.352	470,533
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.350	1.364	133
	2013	1.157	1.350	60,164,655
	2012	1.058	1.157	61,614,213
	2011	1.118	1.058	64,115,693
	2010	0.996	1.118	67,093,347
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.342	1.357	1,843
	2013	1.180	1.342	23,179,836
	2012	1.081	1.180	24,921,222
	2011	1.129	1.081	25,550,474
	2010	1.013	1.129	27,045,384
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.057	2.578	103,506
	2018	2.613	2.057	116,055
	2017	2.366	2.613	219,379
	2016	2.081	2.366	236,929
	2015	2.272	2.081	271,380
	2014	2.023	2.272	366,443
	2013	1.558	2.023	458,366
	2012	1.437	1.558	491,106
	2011	1.560	1.437	543,373
	2010	1.353	1.560	699,721

Pioneer AnnuiStar Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.779	3.478	97,862
	2018	3.073	2.779	108,521
	2017	3.041	3.073	119,278
	2016	2.938	3.041	147,281
	2015	2.873	2.938	150,629
	2014	2.250	2.873	149,362
	2013	2.265	2.250	214,102
	2012	1.995	2.265	216,119
	2011	1.858	1.995	260,473
	2010	1.477	1.858	266,952

Pioneer AnnuiStar Plus — Separate Account Charges 2.25%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.786	2.005	18,735
	2018	1.881	1.786	19,649
	2017	1.785	1.881	25,311
	2016	1.602	1.785	40,648
	2015	1.707	1.602	53,843
	2014	1.690	1.707	53,703
	2013	1.581	1.690	54,436
	2012	1.388	1.581	58,450
	2011	1.387	1.388	75,532
	2010	1.318	1.387	135,492
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	1.457	1.720	8,155
	2018	1.737	1.457	12,657
	2017	1.384	1.737	12,245
	2016	1.270	1.384	34,446
	2015	1.507	1.270	33,794
	2014	1.592	1.507	34,222
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.811	2.213	—
	2018	2.109	1.811	—
	2017	1.828	2.109	—
	2016	1.594	1.828	—
	2015	1.733	1.594	—
	2014	1.637	1.733	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.459	1.877	2,311
	2018	1.718	1.459	2,429
	2017	1.285	1.718	2,650
	2016	1.312	1.285	16,155
	2015	1.291	1.312	8,715
	2014	1.292	1.291	8,781
	2013	1.040	1.292	109,254
	2012	0.878	1.040	123,573
	2011	0.980	0.878	171,178
	2010	0.865	0.980	182,880
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.449	1.818	60,405
	2018	1.723	1.449	63,509
	2017	1.375	1.723	70,905
	2016	1.419	1.375	92,067
	2015	1.477	1.419	105,168
	2014	1.624	1.477	125,938
	2013	1.393	1.624	123,988
	2012	1.221	1.393	183,252
	2011	1.398	1.221	185,757
	2010	1.284	1.398	246,499
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.022	1.105	—
	2012	0.993	1.022	169,411
	2011	1.072	0.993	186,468
	2010	0.893	1.072	223,296
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.859	0.963	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.891	0.859	68,819
	2010	0.833	0.891	70,502
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.388	1.472	—
	2018	1.423	1.388	—
	2017	1.393	1.423	—
	2016	1.388	1.393	9,416
	2015	1.420	1.388	9,048
	2014	1.394	1.420	8,980
	2013	1.453	1.394	29,696
	2012	1.360	1.453	25,290
	2011	1.373	1.360	24,862
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.632	1.637	—
	2015	1.673	1.632	—
	2014	1.542	1.673	—
	2013	1.189	1.542	103,378
	2012	1.102	1.189	115,727
	2011	1.258	1.102	118,734
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.519	1.552	—
	2015	1.577	1.519	176,835
	2014	1.544	1.577	212,610
	2013	1.557	1.544	294,705
	2012	1.429	1.557	324,350
	2011	1.413	1.429	312,669
	2010	1.289	1.413	312,156
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.734	2.147	—
	2018	1.951	1.734	—
	2017	1.704	1.951	—
	2016	1.502	1.704	—
	2015	1.591	1.502	—
	2014	1.465	1.591	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.868	2.424	—
	2018	1.869	1.868	—
	2017	1.429	1.869	—
	2016	1.463	1.429	—
	2015	1.410	1.463	—
	2014	1.326	1.410	—
	2013	1.012	1.326	78,802
	2012	0.906	1.012	83,631
	2011	1.019	0.906	87,639
	2010	0.872	1.019	98,884
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.872	0.871	9,703
	2018	0.876	0.872	18,084
	2017	0.888	0.876	16,900
	2016	0.905	0.888	15,603
	2015	0.926	0.905	16,196
	2014	0.947	0.926	22,502
	2013	0.968	0.947	35,188
	2012	0.991	0.968	31,491
	2011	1.013	0.991	169,646
	2010	1.036	1.013	38,483
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.347	1.573	230,988
	2018	1.468	1.347	253,239
	2017	1.308	1.468	479,567
	2016	1.249	1.308	531,574
	2015	1.294	1.249	572,867
	2014	1.257	1.294	1,022,027
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.358	1.643	20,686
	2018	1.511	1.358	20,726
	2017	1.297	1.511	20,766
	2016	1.227	1.297	20,809
	2015	1.276	1.227	20,856
	2014	1.232	1.276	180,194
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	1.853	2.367	32,010
	2018	1.902	1.853	35,603
	2017	1.637	1.902	47,298
	2016	1.618	1.637	65,342

Pioneer AnnuiStar Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.807	2.341	67,441
	2018	1.846	1.807	71,073
	2017	1.378	1.846	78,201
	2016	1.412	1.378	116,093
	2015	1.306	1.412	145,471
	2014	1.228	1.306	161,757
	2013	0.919	1.228	21,135
	2012	0.960	0.919	21,152
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.433	1.683	14,268
	2018	1.556	1.433	15,551
	2017	1.419	1.556	16,868
	2016	1.332	1.419	18,258
	2015	1.368	1.332	19,820
	2014	1.291	1.368	76,785
	2013	1.113	1.291	90,414
	2012	1.023	1.113	104,902
	2011	1.024	1.023	113,808
	2010	0.953	1.024	121,799
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.391	1.767	—
	2018	1.586	1.391	—
	2017	1.379	1.586	—
	2016	1.236	1.379	48,262
	2015	1.269	1.236	49,802
	2014	1.172	1.269	51,300
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.572	1.989	39,603
	2018	1.728	1.572	40,795
	2017	1.530	1.728	44,335
	2016	1.322	1.530	67,311
	2015	1.347	1.322	101,289
	2014	1.382	1.347	105,519
	2013	1.113	1.382	104,748
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	26.098	29.166	5,390
	2018	27.783	26.098	5,570
	2017	26.312	27.783	5,841
	2016	25.489	26.312	9,471
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.069	2.614	1,715
	2018	2.229	2.069	5,155
	2017	1.891	2.229	5,490
	2016	1.667	1.891	21,886
	2015	1.769	1.667	17,503
	2014	1.664	1.769	17,611
	2013	1.312	1.664	73,317
	2012	1.199	1.312	83,893
	2011	1.157	1.199	84,836
	2010	0.981	1.157	95,277
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.968	2.529	5,161
	2018	2.127	1.968	5,388
	2017	1.792	2.127	5,559
	2016	1.759	1.792	11,984
	2015	1.848	1.759	11,748
	2014	1.759	1.848	15,863
	2013	1.302	1.759	17,329
	2012	1.202	1.302	18,423
	2011	1.291	1.202	8,863
	2010	1.035	1.291	9,504
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.314	1.446	—
	2018	1.590	1.314	—
	2017	1.393	1.590	—
	2016	1.330	1.393	—
	2015	1.454	1.330	—
	2014	1.674	1.454	—
	2013	1.392	1.674	—
	2012	1.204	1.392	—
	2011	1.378	1.204	—
	2010	1.300	1.378	1,289
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.061	2.514	5,454

Pioneer AnnuiStar Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.306	2.061	8,448
	2017	2.033	2.306	16,064
	2016	2.060	2.033	24,910
	2015	2.149	2.060	19,916
	2014	1.830	2.149	24,374
	2013	1.270	1.830	26,488
	2012	1.097	1.270	30,053
	2011	1.098	1.097	60,384
	2010	0.900	1.098	73,857
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.459	1.463	—
	2013	1.129	1.459	—
	2012	1.004	1.129	—
	2011	1.095	1.004	—
	2010	0.960	1.095	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.788	2.297	—
	2018	1.925	1.788	—
	2017	1.654	1.925	—
	2016	1.474	1.654	—
	2015	1.577	1.474	—
	2014	1.422	1.577	—
	2013	1.157	1.422	—
	2012	1.037	1.157	—
	2011	0.985	1.037	—
	2010	0.898	0.985	—
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.291	1.317	—
	2010	1.212	1.291	29,176
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.314	1.306	—
	2013	1.045	1.314	47,133
	2012	0.966	1.045	51,558
	2011	1.026	0.966	52,450
	2010	0.960	1.026	55,757
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.181	1.260	—
	2010	1.044	1.181	130,249
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.103	1.180	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	1.734	1.704	—
	2013	1.813	1.734	29,883
	2012	1.661	1.813	27,501
	2011	2.224	1.661	41,499
	2010	1.968	2.224	36,996
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.695	1.728	—
	2013	1.345	1.695	—
	2012	1.251	1.345	—
	2011	1.210	1.251	—
	2010	1.038	1.210	—
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.344	1.358	—
	2013	1.153	1.344	8,981
	2012	1.054	1.153	9,013
	2011	1.114	1.054	9,049
	2010	0.993	1.114	123,368
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.336	1.351	—
	2013	1.175	1.336	—
	2012	1.078	1.175	39,747
	2011	1.126	1.078	41,570
	2010	1.010	1.126	41,651
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.672	2.094	—
	2018	2.124	1.672	—
	2017	1.925	2.124	—
	2016	1.693	1.925	—
	2015	1.850	1.693	—
	2014	1.648	1.850	—
	2013	1.269	1.648	—
	2012	1.172	1.269	—
	2011	1.273	1.172	—
	2010	1.104	1.273	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.135	2.670	4,683
	2018	2.362	2.135	8,291
	2017	2.338	2.362	7,646
	2016	2.260	2.338	25,637
	2015	2.212	2.260	22,650
	2014	1.732	2.212	24,035
	2013	1.745	1.732	24,808
	2012	1.538	1.745	23,884
	2011	1.433	1.538	49,874
	2010	1.140	1.433	54,993

Pioneer AnnuiStar Plus — Separate Account Charges 2.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.950	2.188	563,849
	2018	2.054	1.950	620,333
	2017	1.951	2.054	647,774
	2016	1.751	1.951	673,893
	2015	1.868	1.751	779,692
	2014	1.850	1.868	897,694
	2013	1.731	1.850	1,119,376
	2012	1.520	1.731	1,343,188
	2011	1.520	1.520	1,640,574
	2010	1.445	1.520	1,528,073
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.199	2.595	133,939
	2018	2.623	2.199	154,622
	2017	2.091	2.623	186,943
	2016	1.919	2.091	214,022
	2015	2.279	1.919	263,763
	2014	2.409	2.279	322,334
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.282	2.786	260,946
	2018	2.658	2.282	270,404
	2017	2.305	2.658	286,711
	2016	2.010	2.305	326,753
	2015	2.188	2.010	371,634
	2014	2.067	2.188	400,003
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.450	1.864	156,895
	2018	1.708	1.450	161,164
	2017	1.278	1.708	224,600
	2016	1.305	1.278	260,896
	2015	1.285	1.305	312,140
	2014	1.287	1.285	312,017
	2013	1.036	1.287	360,622
	2012	0.875	1.036	461,846
	2011	0.978	0.875	522,909
	2010	0.863	0.978	617,126
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.828	2.292	121,348
	2018	2.175	1.828	310,929
	2017	1.737	2.175	341,306
	2016	1.793	1.737	369,583
	2015	1.868	1.793	376,133
	2014	2.054	1.868	376,053
	2013	1.762	2.054	415,429
	2012	1.545	1.762	498,479
	2011	1.771	1.545	540,687
	2010	1.627	1.771	574,162
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.018	1.101	—
	2012	0.990	1.018	336,292
	2011	1.069	0.990	447,407
	2010	0.890	1.069	576,675
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.856	0.961	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.889	0.856	338,166
	2010	0.831	0.889	519,645
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.420	1.505	471,934
	2018	1.456	1.420	489,683
	2017	1.426	1.456	533,340
	2016	1.422	1.426	580,630
	2015	1.455	1.422	636,105
	2014	1.429	1.455	755,981
	2013	1.491	1.429	1,073,583
	2012	1.396	1.491	1,529,282
	2011	1.409	1.396	1,387,380
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.924	1.930	—
	2015	1.973	1.924	482,616
	2014	1.820	1.973	556,857
	2013	1.404	1.820	671,410
	2012	1.301	1.404	851,988
	2011	1.486	1.301	978,361
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.485	1.517	—
	2015	1.542	1.485	1,004,619
	2014	1.511	1.542	1,163,667
	2013	1.524	1.511	1,363,441
	2012	1.400	1.524	1,512,121
	2011	1.384	1.400	1,675,210
	2010	1.264	1.384	1,803,608
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.257	2.793	9,894
	2018	2.540	2.257	9,906
	2017	2.220	2.540	13,285
	2016	1.958	2.220	11,119
	2015	2.076	1.958	12,075
	2014	1.912	2.076	26,235
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.214	2.871	136,735
	2018	2.216	2.214	145,714
	2017	1.695	2.216	191,695
	2016	1.736	1.695	219,861
	2015	1.674	1.736	260,609
	2014	1.575	1.674	248,314
	2013	1.202	1.575	283,886
	2012	1.078	1.202	427,336
	2011	1.213	1.078	469,671
	2010	1.037	1.213	495,260
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.854	0.852	789,677
	2018	0.858	0.854	887,690
	2017	0.870	0.858	908,078
	2016	0.887	0.870	1,232,140
	2015	0.908	0.887	1,562,242
	2014	0.929	0.908	1,371,972
	2013	0.951	0.929	1,747,083
	2012	0.973	0.951	2,213,265
	2011	0.996	0.973	2,398,749
	2010	1.019	0.996	2,788,304
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.339	1.562	839,857
	2018	1.459	1.339	992,306
	2017	1.301	1.459	1,035,531
	2016	1.243	1.301	1,109,487
	2015	1.289	1.243	1,524,589
	2014	1.252	1.289	2,381,612
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.349	1.631	149,626
	2018	1.503	1.349	149,772
	2017	1.290	1.503	166,755
	2016	1.221	1.290	184,427
	2015	1.271	1.221	328,622
	2014	1.227	1.271	2,135,315
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.165	2.764	428,754
	2018	2.223	2.165	502,543
	2017	1.915	2.223	591,029
	2016	1.892	1.915	662,177

Pioneer AnnuiStar Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.796	2.325	239,272
	2018	1.836	1.796	386,558
	2017	1.371	1.836	472,156
	2016	1.405	1.371	515,369
	2015	1.300	1.405	539,309
	2014	1.224	1.300	648,795
	2013	0.916	1.224	221,446
	2012	0.960	0.916	287,676
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.424	1.671	120,143
	2018	1.547	1.424	135,821
	2017	1.411	1.547	139,689
	2016	1.326	1.411	148,244
	2015	1.362	1.326	149,312
	2014	1.286	1.362	171,884
	2013	1.109	1.286	194,842
	2012	1.020	1.109	274,579
	2011	1.021	1.020	370,833
	2010	0.952	1.021	417,631
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.388	1.761	110,456
	2018	1.582	1.388	114,699
	2017	1.377	1.582	120,616
	2016	1.235	1.377	132,595
	2015	1.268	1.235	139,220
	2014	1.171	1.268	205,152
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.561	1.974	96,620
	2018	1.717	1.561	113,094
	2017	1.522	1.717	158,435
	2016	1.315	1.522	180,973
	2015	1.341	1.315	200,607
	2014	1.376	1.341	226,464
	2013	1.109	1.376	254,635
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	25.784	28.801	32,615
	2018	27.463	25.784	41,885
	2017	26.022	27.463	45,487
	2016	25.217	26.022	50,492
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.477	3.128	242,916
	2018	2.670	2.477	325,116
	2017	2.266	2.670	350,760
	2016	1.999	2.266	396,733
	2015	2.122	1.999	461,852
	2014	1.998	2.122	501,575
	2013	1.576	1.998	548,233
	2012	1.441	1.576	672,139
	2011	1.391	1.441	698,636
	2010	1.180	1.391	761,573
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.554	3.280	116,483
	2018	2.762	2.554	123,710
	2017	2.328	2.762	159,179
	2016	2.287	2.328	168,472
	2015	2.404	2.287	199,317
	2014	2.289	2.404	235,973
	2013	1.695	2.289	276,849
	2012	1.565	1.695	353,870
	2011	1.683	1.565	394,693
	2010	1.349	1.683	433,418
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.746	1.920	206,746
	2018	2.113	1.746	225,980
	2017	1.853	2.113	240,630
	2016	1.769	1.853	259,122
	2015	1.936	1.769	342,476
	2014	2.229	1.936	404,216
	2013	1.855	2.229	482,079
	2012	1.605	1.855	560,952
	2011	1.838	1.605	659,711
	2010	1.735	1.838	726,578
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.624	3.199	203,081

Pioneer AnnuiStar Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.937	2.624	218,383
	2017	2.591	2.937	249,408
	2016	2.626	2.591	264,547
	2015	2.741	2.626	338,060
	2014	2.336	2.741	358,853
	2013	1.622	2.336	411,813
	2012	1.401	1.622	633,234
	2011	1.403	1.401	598,391
	2010	1.151	1.403	692,220
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.903	1.909	—
	2013	1.473	1.903	31,293
	2012	1.312	1.473	91,986
	2011	1.431	1.312	117,821
	2010	1.255	1.431	123,958
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.999	2.567	45,558
	2018	2.153	1.999	49,472
	2017	1.851	2.153	53,089
	2016	1.650	1.851	61,323
	2015	1.767	1.650	94,813
	2014	1.593	1.767	105,777
	2013	1.297	1.593	120,262
	2012	1.164	1.297	146,779
	2011	1.106	1.164	182,083
	2010	1.009	1.106	215,436
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.289	1.314	—
	2010	1.211	1.289	803,814
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.308	1.300	—
	2013	1.041	1.308	220,476
	2012	0.963	1.041	234,473
	2011	1.023	0.963	201,471
	2010	0.958	1.023	214,775
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.396	1.490	—
	2010	1.234	1.396	1,244,773
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.289	1.378	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.633	2.587	—
	2013	2.755	2.633	222,789
	2012	2.525	2.755	302,717
	2011	3.382	2.525	363,716
	2010	2.994	3.382	432,005
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	2.026	2.065	—
	2013	1.609	2.026	381,058
	2012	1.497	1.609	668,727
	2011	1.449	1.497	713,762
	2010	1.243	1.449	766,227
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.338	1.352	—
	2013	1.148	1.338	301,426
	2012	1.050	1.148	429,635
	2011	1.111	1.050	667,804
	2010	0.991	1.111	517,405
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.330	1.344	—
	2013	1.171	1.330	2,160,071
	2012	1.074	1.171	1,976,889
	2011	1.122	1.074	2,304,054
	2010	1.008	1.122	2,618,202
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.224	2.784	134,329
	2018	2.828	2.224	203,388
	2017	2.563	2.828	239,077
	2016	2.257	2.563	250,652
	2015	2.466	2.257	274,079
	2014	2.198	2.466	316,982
	2013	1.694	2.198	360,047
	2012	1.564	1.694	424,943
	2011	1.700	1.564	463,815
	2010	1.476	1.700	606,780

Pioneer AnnuiStar Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.838	3.547	46,526
	2018	3.141	2.838	53,489
	2017	3.111	3.141	75,736
	2016	3.009	3.111	88,052
	2015	2.945	3.009	97,459
	2014	2.308	2.945	113,032
	2013	2.326	2.308	157,979
	2012	2.051	2.326	210,205
	2011	1.912	2.051	231,318
	2010	1.522	1.912	265,534

Pioneer AnnuiStar Plus — Separate Account Charges 2.35%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.760	1.974	170,517
	2018	1.855	1.760	183,923
	2017	1.762	1.855	202,006
	2016	1.583	1.762	214,445
	2015	1.689	1.583	293,496
	2014	1.674	1.689	317,505
	2013	1.567	1.674	377,833
	2012	1.377	1.567	407,068
	2011	1.377	1.377	439,433
	2010	1.310	1.377	466,033
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	1.436	1.693	—
	2018	1.713	1.436	—
	2017	1.366	1.713	—
	2016	1.255	1.366	—
	2015	1.490	1.255	—
	2014	1.576	1.490	—
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.785	2.178	16,996
	2018	2.080	1.785	18,050
	2017	1.804	2.080	19,100
	2016	1.575	1.804	20,241
	2015	1.715	1.575	21,554
	2014	1.620	1.715	17,165
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.441	1.852	—
	2018	1.699	1.441	—
	2017	1.272	1.699	—
	2016	1.299	1.272	—
	2015	1.279	1.299	—
	2014	1.282	1.279	—
	2013	1.033	1.282	—
	2012	0.873	1.033	—
	2011	0.975	0.873	—
	2010	0.861	0.975	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.428	1.789	11,941
	2018	1.700	1.428	13,544
	2017	1.358	1.700	13,893
	2016	1.402	1.358	16,686
	2015	1.462	1.402	16,531
	2014	1.608	1.462	28,376
	2013	1.380	1.608	33,485
	2012	1.211	1.380	36,399
	2011	1.389	1.211	85,215
	2010	1.276	1.389	110,147
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.014	1.097	—
	2012	0.987	1.014	20,631
	2011	1.066	0.987	22,778
	2010	0.888	1.066	1,211
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.854	0.958	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2011	0.886	0.854	—
	2010	0.830	0.886	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.368	1.449	241,427
	2018	1.404	1.368	241,600
	2017	1.375	1.404	276,775
	2016	1.372	1.375	226,294
	2015	1.405	1.372	272,846
	2014	1.380	1.405	588,805
	2013	1.441	1.380	706,686
	2012	1.350	1.441	1,401,293
	2011	1.363	1.350	1,457,451
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.612	1.617	—
	2015	1.655	1.612	—
	2014	1.527	1.655	—
	2013	1.178	1.527	—
	2012	1.093	1.178	—
	2011	1.249	1.093	—
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.501	1.534	—
	2015	1.560	1.501	1,441,591
	2014	1.529	1.560	1,930,321
	2013	1.543	1.529	2,570,270
	2012	1.418	1.543	2,845,058
	2011	1.403	1.418	2,707,456
	2010	1.282	1.403	2,766,113
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.709	2.114	—
	2018	1.924	1.709	—
	2017	1.683	1.924	—
	2016	1.484	1.683	—
	2015	1.574	1.484	—
	2014	1.450	1.574	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.841	2.386	—
	2018	1.843	1.841	—
	2017	1.411	1.843	—
	2016	1.445	1.411	—
	2015	1.395	1.445	—
	2014	1.313	1.395	—
	2013	1.003	1.313	—
	2012	0.899	1.003	—
	2011	1.012	0.899	—
	2010	0.866	1.012	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.859	0.857	1,098,395
	2018	0.864	0.859	1,164,409
	2017	0.877	0.864	1,215,975
	2016	0.895	0.877	1,741,943
	2015	0.916	0.895	1,324,757
	2014	0.938	0.916	1,678,128
	2013	0.960	0.938	1,850,491
	2012	0.983	0.960	2,191,992
	2011	1.006	0.983	2,956,894
	2010	1.030	1.006	3,591,722
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.330	1.552	10,331,511
	2018	1.451	1.330	11,477,918
	2017	1.295	1.451	12,814,956
	2016	1.237	1.295	15,070,974
	2015	1.283	1.237	17,150,529
	2014	1.247	1.283	19,274,476
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.341	1.620	57,023,179
	2018	1.494	1.341	58,826,453
	2017	1.283	1.494	60,375,779
	2016	1.215	1.283	62,797,417
	2015	1.265	1.215	66,326,083
	2014	1.222	1.265	71,103,443
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	1.826	2.330	9,139
	2018	1.876	1.826	10,370
	2017	1.616	1.876	12,490
	2016	1.598	1.616	13,932

Pioneer AnnuiStar Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.784	2.309	—
	2018	1.825	1.784	—
	2017	1.364	1.825	—
	2016	1.398	1.364	—
	2015	1.295	1.398	—
	2014	1.219	1.295	26,098
	2013	0.913	1.219	—
	2012	0.950	0.913	—
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.415	1.660	1,029,450
	2018	1.538	1.415	1,083,298
	2017	1.404	1.538	1,266,732
	2016	1.320	1.404	1,423,487
	2015	1.356	1.320	1,618,019
	2014	1.281	1.356	1,182,639
	2013	1.105	1.281	913,192
	2012	1.017	1.105	923,053
	2011	1.019	1.017	931,473
	2010	0.950	1.019	1,256,163
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.384	1.755	15,093
	2018	1.578	1.384	16,029
	2017	1.374	1.578	16,962
	2016	1.233	1.374	17,975
	2015	1.267	1.233	19,141
	2014	1.171	1.267	20,541
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.550	1.960	—
	2018	1.707	1.550	—
	2017	1.513	1.707	—
	2016	1.308	1.513	—
	2015	1.334	1.308	—
	2014	1.370	1.334	—
	2013	1.104	1.370	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	25.475	28.441	54,919
	2018	27.147	25.475	68,020
	2017	25.735	27.147	61,583
	2016	24.947	25.735	70,231
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.038	2.573	13,124
	2018	2.198	2.038	13,938
	2017	1.867	2.198	14,749
	2016	1.647	1.867	15,630
	2015	1.750	1.647	16,644
	2014	1.648	1.750	17,862
	2013	1.301	1.648	18,880
	2012	1.190	1.301	19,971
	2011	1.149	1.190	20,878
	2010	0.975	1.149	22,127
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.939	2.489	—
	2018	2.098	1.939	—
	2017	1.769	2.098	—
	2016	1.739	1.769	—
	2015	1.828	1.739	—
	2014	1.742	1.828	—
	2013	1.291	1.742	—
	2012	1.192	1.291	—
	2011	1.282	1.192	—
	2010	1.029	1.282	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.295	1.423	—
	2018	1.568	1.295	—
	2017	1.376	1.568	—
	2016	1.314	1.376	—
	2015	1.439	1.314	—
	2014	1.658	1.439	—
	2013	1.380	1.658	—
	2012	1.195	1.380	—
	2011	1.369	1.195	—
	2010	1.293	1.369	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.031	2.475	7,055

Pioneer AnnuiStar Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.274	2.031	7,493
	2017	2.007	2.274	7,929
	2016	2.036	2.007	8,402
	2015	2.126	2.036	8,948
	2014	1.812	2.126	—
	2013	1.259	1.812	—
	2012	1.088	1.259	—
	2011	1.091	1.088	—
	2010	0.895	1.091	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.444	1.449	—
	2013	1.119	1.444	—
	2012	0.996	1.119	—
	2011	1.087	0.996	—
	2010	0.955	1.087	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.761	2.261	2,288,446
	2018	1.898	1.761	2,485,806
	2017	1.633	1.898	2,686,538
	2016	1.457	1.633	2,835,164
	2015	1.560	1.457	3,165,558
	2014	1.408	1.560	2,774,732
	2013	1.147	1.408	2,394,567
	2012	1.029	1.147	810,985
	2011	0.978	1.029	590,021
	2010	0.893	0.978	403,758
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.287	1.312	—
	2010	1.209	1.287	1,592,349
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.302	1.294	—
	2013	1.037	1.302	19,557
	2012	0.960	1.037	20,687
	2011	1.020	0.960	21,626
	2010	0.956	1.020	22,919
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.173	1.251	—
	2010	1.038	1.173	—
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.097	1.173	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	1.717	1.687	—
	2013	1.797	1.717	—
	2012	1.648	1.797	—
	2011	2.209	1.648	—
	2010	1.956	2.209	—
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.678	1.711	—
	2013	1.334	1.678	17,173
	2012	1.242	1.334	18,166
	2011	1.202	1.242	18,990
	2010	1.032	1.202	20,126
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.333	1.345	(43,872)
	2013	1.144	1.333	65,325,363
	2012	1.047	1.144	65,469,199
	2011	1.108	1.047	68,355,955
	2010	0.988	1.108	72,697,844
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.324	1.338	—
	2013	1.166	1.324	18,853,398
	2012	1.070	1.166	19,502,207
	2011	1.119	1.070	20,568,358
	2010	1.006	1.119	22,427,269
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.647	2.061	—
	2018	2.095	1.647	—
	2017	1.900	2.095	—
	2016	1.674	1.900	—
	2015	1.830	1.674	—
	2014	1.632	1.830	—
	2013	1.258	1.632	—
	2012	1.163	1.258	—
	2011	1.264	1.163	—
	2010	1.098	1.264	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.104	2.628	—
	2018	2.330	2.104	—
	2017	2.309	2.330	—
	2016	2.234	2.309	—
	2015	2.188	2.234	—
	2014	1.716	2.188	—
	2013	1.730	1.716	—
	2012	1.526	1.730	—
	2011	1.423	1.526	—
	2010	1.133	1.423	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.40%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.774	1.989	212,681
	2018	1.871	1.774	230,160
	2017	1.779	1.871	261,119
	2016	1.598	1.779	409,592
	2015	1.706	1.598	441,178
	2014	1.692	1.706	594,895
	2013	1.585	1.692	675,789
	2012	1.393	1.585	600,939
	2011	1.394	1.393	663,705
	2010	1.327	1.394	615,186
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	1.525	1.798	250,431
	2018	1.820	1.525	263,250
	2017	1.453	1.820	309,803
	2016	1.335	1.453	370,933
	2015	1.586	1.335	385,112
	2014	1.678	1.586	492,678
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.767	2.155	219,833
	2018	2.060	1.767	222,063
	2017	1.788	2.060	248,420
	2016	1.561	1.788	354,804
	2015	1.701	1.561	377,870
	2014	1.608	1.701	467,139
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.429	1.790	66,705
	2018	1.702	1.429	68,617
	2017	1.361	1.702	79,322
	2016	1.406	1.361	88,591
	2015	1.466	1.406	95,636
	2014	1.614	1.466	117,137
	2013	1.386	1.614	124,428
	2012	1.217	1.386	189,920
	2011	1.396	1.217	207,976
	2010	1.283	1.396	214,340
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.011	1.092	—
	2012	0.983	1.011	183,981
	2011	1.063	0.983	179,180
	2010	0.886	1.063	188,939
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.852	0.955	—
	2011	0.884	0.852	159,574
	2010	0.828	0.884	841,661
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.415	1.498	112,538
	2018	1.453	1.415	136,957
	2017	1.424	1.453	153,572
	2016	1.421	1.424	266,377
	2015	1.456	1.421	314,554
	2014	1.431	1.456	416,808
	2013	1.494	1.431	642,545
	2012	1.401	1.494	804,181
	2011	1.415	1.401	742,170

Pioneer AnnuiStar Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.586	1.590	—
	2015	1.628	1.586	419,101
	2014	1.504	1.628	483,266
	2013	1.160	1.504	141,814
	2012	1.077	1.160	147,279
	2011	1.231	1.077	169,688
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.553	1.586	—
	2015	1.614	1.553	124,173
	2014	1.583	1.614	252,577
	2013	1.599	1.583	651,521
	2012	1.470	1.599	614,621
	2011	1.455	1.470	650,282
	2010	1.330	1.455	339,841
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.704	2.107	87,268
	2018	1.920	1.704	87,674
	2017	1.680	1.920	89,218
	2016	1.482	1.680	82,909
	2015	1.573	1.482	67,041
	2014	1.450	1.573	50,886
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.817	2.354	59,272
	2018	1.821	1.817	65,792
	2017	1.394	1.821	78,088
	2016	1.429	1.394	185,820
	2015	1.380	1.429	163,566
	2014	1.299	1.380	95,643
	2013	0.993	1.299	109,352
	2012	0.891	0.993	127,389
	2011	1.003	0.891	114,549
	2010	0.859	1.003	111,124
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.857	0.854	465,973
	2018	0.862	0.857	494,221
	2017	0.875	0.862	664,054
	2016	0.893	0.875	816,531
	2015	0.915	0.893	842,751
	2014	0.937	0.915	990,301
	2013	0.960	0.937	1,100,005
	2012	0.983	0.960	1,003,845
	2011	1.007	0.983	1,425,723
	2010	1.032	1.007	954,833
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.322	1.541	708,302
	2018	1.442	1.322	756,877
	2017	1.288	1.442	833,642
	2016	1.231	1.288	1,334,869
	2015	1.278	1.231	1,781,155
	2014	1.242	1.278	1,872,295
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.332	1.609	1,715,264
	2018	1.485	1.332	2,124,379
	2017	1.277	1.485	2,368,916
	2016	1.209	1.277	2,732,726
	2015	1.260	1.209	3,372,235
	2014	1.218	1.260	3,869,212
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	1.815	2.315	37,070
	2018	1.866	1.815	37,709
	2017	1.609	1.866	312,562
	2016	1.591	1.609	410,948
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.773	2.293	137,370
	2018	1.814	1.773	139,697
	2017	1.356	1.814	284,453
	2016	1.391	1.356	343,515
	2015	1.289	1.391	347,917
	2014	1.214	1.289	337,077
	2013	0.910	1.214	118,056
	2012	0.950	0.910	151,490
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.406	1.648	65,587

Pioneer AnnuiStar Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.529	1.406	74,184
	2017	1.396	1.529	91,973
	2016	1.313	1.396	203,706
	2015	1.351	1.313	217,465
	2014	1.277	1.351	213,548
	2013	1.102	1.277	242,408
	2012	1.014	1.102	247,308
	2011	1.016	1.014	250,681
	2010	0.948	1.016	199,582
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.380	1.749	75,417
	2018	1.575	1.380	78,975
	2017	1.372	1.575	361,795
	2016	1.231	1.372	485,057
	2015	1.266	1.231	502,470
	2014	1.170	1.266	573,862
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.540	1.945	64,355
	2018	1.696	1.540	68,791
	2017	1.504	1.696	146,458
	2016	1.301	1.504	153,018
	2015	1.328	1.301	162,178
	2014	1.364	1.328	148,330
	2013	1.100	1.364	164,060
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	25.168	28.085	1,143
	2018	26.834	25.168	1,220
	2017	25.451	26.834	2,779
	2016	24.680	25.451	6,771
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	1.996	2.518	34,712
	2018	2.154	1.996	35,333
	2017	1.830	2.154	37,891
	2016	1.615	1.830	61,395
	2015	1.717	1.615	77,576
	2014	1.617	1.717	103,179
	2013	1.277	1.617	151,386
	2012	1.169	1.277	158,518
	2011	1.129	1.169	175,779
	2010	0.959	1.129	191,623
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.888	2.422	91,337
	2018	2.044	1.888	94,235
	2017	1.724	2.044	413,816
	2016	1.695	1.724	526,774
	2015	1.784	1.695	532,878
	2014	1.700	1.784	562,478
	2013	1.261	1.700	601,851
	2012	1.165	1.261	617,964
	2011	1.254	1.165	626,682
	2010	1.006	1.254	735,241
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.290	1.417	225,049
	2018	1.563	1.290	227,396
	2017	1.372	1.563	318,579
	2016	1.311	1.372	380,097
	2015	1.436	1.311	408,308
	2014	1.655	1.436	444,499
	2013	1.379	1.655	460,677
	2012	1.195	1.379	479,599
	2011	1.369	1.195	497,969
	2010	1.294	1.369	491,308
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.048	2.495	94,107
	2018	2.295	2.048	105,766
	2017	2.027	2.295	331,807
	2016	2.057	2.027	456,204
	2015	2.148	2.057	547,296
	2014	1.833	2.148	554,796
	2013	1.274	1.833	912,543
	2012	1.102	1.274	848,700
	2011	1.104	1.102	1,045,739
	2010	0.907	1.104	652,741

Pioneer AnnuiStar Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.444	1.448	—
	2013	1.119	1.444	95,035
	2012	0.997	1.119	51,376
	2011	1.089	0.997	51,383
	2010	0.956	1.089	51,390
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.765	2.265	142,237
	2018	1.904	1.765	138,497
	2017	1.638	1.904	225,257
	2016	1.462	1.638	262,887
	2015	1.567	1.462	290,661
	2014	1.414	1.567	263,630
	2013	1.153	1.414	285,258
	2012	1.035	1.153	308,214
	2011	0.984	1.035	306,157
	2010	0.899	0.984	328,034
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.285	1.310	—
	2010	1.208	1.285	246,457
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.296	1.289	—
	2013	1.033	1.296	176,803
	2012	0.957	1.033	188,703
	2011	1.017	0.957	222,682
	2010	0.953	1.017	236,235
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.157	1.234	—
	2010	1.024	1.157	172,825
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.152	1.231	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	1.939	1.904	3,721
	2013	2.031	1.939	381,507
	2012	1.863	2.031	529,460
	2011	2.498	1.863	535,412
	2010	2.213	2.498	985,223
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.661	1.693	—
	2013	1.320	1.661	250,463
	2012	1.230	1.320	247,974
	2011	1.191	1.230	271,700
	2010	1.023	1.191	280,700
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.327	1.339	—
	2013	1.140	1.327	3,173,508
	2012	1.043	1.140	3,268,239
	2011	1.105	1.043	3,739,259
	2010	0.986	1.105	4,147,463
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.319	1.332	—
	2013	1.162	1.319	1,648,937
	2012	1.067	1.162	1,766,313
	2011	1.116	1.067	1,982,709
	2010	1.003	1.116	2,283,225
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.600	2.001	82,136
	2018	2.036	1.600	85,676
	2017	1.848	2.036	161,439
	2016	1.628	1.848	202,331
	2015	1.781	1.628	213,122
	2014	1.589	1.781	219,672
	2013	1.226	1.589	246,662
	2012	1.133	1.226	133,408
	2011	1.233	1.133	151,802
	2010	1.071	1.233	268,208
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.204	2.753	121,109
	2018	2.442	2.204	128,086
	2017	2.422	2.442	194,555
	2016	2.344	2.422	286,784
	2015	2.297	2.344	318,238
	2014	1.802	2.297	326,524
	2013	1.818	1.802	372,563
	2012	1.604	1.818	388,723
	2011	1.497	1.604	411,758
	2010	1.193	1.497	436,616

Pioneer AnnuiStar Plus — Separate Account Charges 2.50%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.890	2.117	209,508
	2018	1.995	1.890	216,549
	2017	1.898	1.995	240,094
	2016	1.708	1.898	349,671
	2015	1.825	1.708	603,262
	2014	1.811	1.825	643,338
	2013	1.699	1.811	716,523
	2012	1.495	1.699	741,214
	2011	1.497	1.495	1,308,085
	2010	1.425	1.497	1,324,886
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	2.132	2.510	28,139
	2018	2.547	2.132	30,568
	2017	2.035	2.547	34,297
	2016	1.871	2.035	60,133
	2015	2.226	1.871	63,142
	2014	2.357	2.226	74,164
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	2.211	2.695	25,860
	2018	2.581	2.211	25,868
	2017	2.242	2.581	39,711
	2016	1.960	2.242	205,617
	2015	2.137	1.960	213,484
	2014	2.022	2.137	263,072
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.414	1.814	35,873
	2018	1.669	1.414	36,083
	2017	1.251	1.669	53,927
	2016	1.280	1.251	55,407
	2015	1.263	1.280	56,705
	2014	1.268	1.263	72,611
	2013	1.022	1.268	72,111
	2012	0.865	1.022	63,788
	2011	0.969	0.865	84,592
	2010	0.857	0.969	91,061
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.772	2.217	2,306
	2018	2.112	1.772	2,564
	2017	1.690	2.112	2,854
	2016	1.748	1.690	5,371
	2015	1.825	1.748	20,982
	2014	2.011	1.825	22,034
	2013	1.729	2.011	23,427
	2012	1.519	1.729	28,517
	2011	1.744	1.519	31,274
	2010	1.605	1.744	81,624
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.003	1.084	—
	2012	0.977	1.003	346,323
	2011	1.057	0.977	343,251
	2010	0.882	1.057	341,884
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.847	0.949	—
	2011	0.880	0.847	72,673
	2010	0.825	0.880	77,258
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.376	1.456	75,183
	2018	1.414	1.376	101,448
	2017	1.387	1.414	109,275
	2016	1.386	1.387	116,157
	2015	1.421	1.386	232,744
	2014	1.399	1.421	592,616
	2013	1.462	1.399	698,005
	2012	1.372	1.462	719,832
	2011	1.387	1.372	665,578
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.876	1.880	—
	2015	1.928	1.876	78,364
	2014	1.782	1.928	93,111
	2013	1.377	1.782	104,892
	2012	1.279	1.377	107,669
	2011	1.463	1.279	161,576
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.448	1.479	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.507	1.448	299,639
	2014	1.479	1.507	437,253
	2013	1.495	1.479	556,363
	2012	1.376	1.495	556,976
	2011	1.364	1.376	600,493
	2010	1.248	1.364	542,857
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.188	2.702	6,776
	2018	2.467	2.188	7,147
	2017	2.160	2.467	7,591
	2016	1.909	2.160	237,087
	2015	2.028	1.909	237,896
	2014	1.870	2.028	238,396
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	2.146	2.776	27,846
	2018	2.152	2.146	28,013
	2017	1.650	2.152	31,225
	2016	1.692	1.650	33,861
	2015	1.635	1.692	41,655
	2014	1.542	1.635	54,729
	2013	1.179	1.542	57,273
	2012	1.059	1.179	52,247
	2011	1.194	1.059	71,439
	2010	1.024	1.194	53,065
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.827	0.824	68,616
	2018	0.833	0.827	85,156
	2017	0.847	0.833	184,232
	2016	0.865	0.847	185,189
	2015	0.887	0.865	192,133
	2014	0.910	0.887	249,444
	2013	0.933	0.910	415,405
	2012	0.956	0.933	518,264
	2011	0.980	0.956	1,098,230
	2010	1.005	0.980	1,480,833
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.305	1.520	1,593,228
	2018	1.426	1.305	1,890,855
	2017	1.274	1.426	2,039,374
	2016	1.220	1.274	2,259,148
	2015	1.266	1.220	2,355,557
	2014	1.232	1.266	2,729,385
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.315	1.587	8,356,200
	2018	1.468	1.315	8,453,137
	2017	1.263	1.468	8,500,057
	2016	1.197	1.263	9,209,573
	2015	1.249	1.197	9,579,342
	2014	1.208	1.249	10,220,092
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	2.098	2.674	56,369
	2018	2.160	2.098	70,974
	2017	1.864	2.160	74,123
	2016	1.844	1.864	80,089
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.751	2.262	10,105
	2018	1.793	1.751	19,992
	2017	1.342	1.793	21,130
	2016	1.378	1.342	38,596
	2015	1.278	1.378	64,616
	2014	1.205	1.278	71,274
	2013	0.904	1.205	18,139
	2012	0.940	0.904	20,120
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.388	1.626	125,748
	2018	1.512	1.388	97,477
	2017	1.382	1.512	32,251
	2016	1.301	1.382	106,501
	2015	1.339	1.301	113,123
	2014	1.267	1.339	140,256
	2013	1.094	1.267	147,793
	2012	1.008	1.094	163,493
	2011	1.012	1.008	53,880
	2010	0.945	1.012	58,722

Pioneer AnnuiStar Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.372	1.737	255,628
	2018	1.567	1.372	278,517
	2017	1.367	1.567	283,095
	2016	1.228	1.367	372,062
	2015	1.264	1.228	153,463
	2014	1.169	1.264	177,168
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.519	1.917	43,271
	2018	1.675	1.519	49,953
	2017	1.487	1.675	50,802
	2016	1.288	1.487	297,637
	2015	1.315	1.288	332,933
	2014	1.352	1.315	349,151
	2013	1.091	1.352	350,373
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	24.567	27.386	3,693
	2018	26.219	24.567	3,914
	2017	24.893	26.219	13,636
	2016	24.154	24.893	13,951
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	2.400	3.026	107,219
	2018	2.593	2.400	121,890
	2017	2.205	2.593	137,614
	2016	1.948	2.205	165,490
	2015	2.073	1.948	191,408
	2014	1.955	2.073	205,759
	2013	1.546	1.955	261,992
	2012	1.416	1.546	271,100
	2011	1.369	1.416	361,904
	2010	1.164	1.369	356,661
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	2.475	3.173	17,348
	2018	2.682	2.475	20,302
	2017	2.265	2.682	30,777
	2016	2.230	2.265	31,092
	2015	2.348	2.230	31,367
	2014	2.240	2.348	31,929
	2013	1.663	2.240	30,344
	2012	1.538	1.663	45,031
	2011	1.657	1.538	58,998
	2010	1.331	1.657	62,052
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.692	1.857	21,855
	2018	2.052	1.692	27,757
	2017	1.803	2.052	29,037
	2016	1.725	1.803	30,886
	2015	1.891	1.725	39,529
	2014	2.182	1.891	52,087
	2013	1.819	2.182	71,202
	2012	1.578	1.819	109,579
	2011	1.810	1.578	162,436
	2010	1.712	1.810	142,996
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	2.543	3.094	34,201
	2018	2.852	2.543	35,285
	2017	2.521	2.852	39,112
	2016	2.561	2.521	50,079
	2015	2.677	2.561	53,481
	2014	2.286	2.677	55,371
	2013	1.591	2.286	62,384
	2012	1.377	1.591	83,353
	2011	1.382	1.377	147,121
	2010	1.136	1.382	153,060
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.863	1.867	—
	2013	1.445	1.863	248,798
	2012	1.289	1.445	257,503
	2011	1.409	1.289	259,821
	2010	1.239	1.409	26,289
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.937	2.483	137,405

Pioneer AnnuiStar Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.091	1.937	146,936
	2017	1.801	2.091	68,298
	2016	1.609	1.801	159,616
	2015	1.726	1.609	179,345
	2014	1.560	1.726	248,729
	2013	1.272	1.560	318,106
	2012	1.144	1.272	251,757
	2011	1.089	1.144	188,779
	2010	0.996	1.089	189,004
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.281	1.305	—
	2010	1.206	1.281	175,782
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.285	1.277	—
	2013	1.025	1.285	164,817
	2012	0.950	1.025	178,621
	2011	1.011	0.950	389,620
	2010	0.949	1.011	400,372
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.375	1.466	—
	2010	1.218	1.375	170,772
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.272	1.359	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	2.578	2.530	—
	2013	2.702	2.578	55,442
	2012	2.481	2.702	53,280
	2011	3.331	2.481	90,916
	2010	2.954	3.331	90,347
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.983	2.020	—
	2013	1.578	1.983	280,291
	2012	1.472	1.578	288,240
	2011	1.427	1.472	304,863
	2010	1.227	1.427	290,462
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.315	1.327	—
	2013	1.131	1.315	9,827,793
	2012	1.036	1.131	10,424,698
	2011	1.098	1.036	10,941,896
	2010	0.981	1.098	11,262,669
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.307	1.320	—
	2013	1.153	1.307	2,670,234
	2012	1.059	1.153	2,617,460
	2011	1.109	1.059	3,449,526
	2010	0.998	1.109	4,068,202
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	2.156	2.693	27,655
	2018	2.746	2.156	31,812
	2017	2.494	2.746	37,588
	2016	2.200	2.494	185,526
	2015	2.409	2.200	190,388
	2014	2.151	2.409	192,009
	2013	1.662	2.151	194,422
	2012	1.538	1.662	193,530
	2011	1.674	1.538	219,801
	2010	1.456	1.674	222,235
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.750	3.431	46,782
	2018	3.050	2.750	49,845
	2017	3.027	3.050	51,800
	2016	2.933	3.027	59,719
	2015	2.877	2.933	64,819
	2014	2.260	2.877	67,725
	2013	2.282	2.260	75,791
	2012	2.016	2.282	78,027
	2011	1.883	2.016	154,738
	2010	1.502	1.883	158,887

Pioneer AnnuiStar Plus — Separate Account Charges 2.55%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.559	1.746	243,088
	2018	1.647	1.559	413,076
	2017	1.568	1.647	206,959
	2016	1.411	1.568	218,752
	2015	1.509	1.411	193,260
	2014	1.498	1.509	203,141
	2013	1.406	1.498	213,808
	2012	1.238	1.406	216,104
	2011	1.240	1.238	212,408
	2010	1.181	1.240	224,182
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	1.262	1.485	—
	2018	1.509	1.262	—
	2017	1.206	1.509	—
	2016	1.109	1.206	—
	2015	1.320	1.109	—
	2014	1.398	1.320	—
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.613	1.965	—
	2018	1.884	1.613	—
	2017	1.637	1.884	—
	2016	1.432	1.637	—
	2015	1.562	1.432	—
	2014	1.478	1.562	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.207	1.509	276
	2018	1.440	1.207	299
	2017	1.152	1.440	301
	2016	1.192	1.152	304
	2015	1.245	1.192	307
	2014	1.373	1.245	310
	2013	1.181	1.373	2,721
	2012	1.038	1.181	2,725
	2011	1.193	1.038	—
	2010	1.098	1.193	629
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.999	1.079	—
	2012	0.974	0.999	15,998
	2011	1.054	0.974	15,163
	2010	0.880	1.054	19,059
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.844	0.946	—
	2011	0.878	0.844	—
	2010	0.824	0.878	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.287	1.361	42,751
	2018	1.324	1.287	43,371
	2017	1.299	1.324	49,755
	2016	1.299	1.299	52,830
	2015	1.333	1.299	63,213
	2014	1.312	1.333	65,022
	2013	1.372	1.312	66,648
	2012	1.288	1.372	68,115
	2011	1.303	1.288	69,888
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.443	1.447	—
	2015	1.484	1.443	—
	2014	1.372	1.484	—
	2013	1.061	1.372	—
	2012	0.986	1.061	—
	2011	1.128	0.986	—
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.378	1.406	—
	2015	1.434	1.378	528,670
	2014	1.409	1.434	535,552
	2013	1.425	1.409	524,702
	2012	1.312	1.425	530,170
	2011	1.300	1.312	538,862
	2010	1.191	1.300	551,548
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.604	1.980	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.810	1.604	—
	2017	1.586	1.810	—
	2016	1.402	1.586	—
	2015	1.490	1.402	—
	2014	1.374	1.490	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.713	2.215	—
	2018	1.718	1.713	—
	2017	1.318	1.718	—
	2016	1.353	1.318	—
	2015	1.308	1.353	—
	2014	1.234	1.308	—
	2013	0.944	1.234	—
	2012	0.849	0.944	—
	2011	0.957	0.849	—
	2010	0.821	0.957	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.845	0.841	659,210
	2018	0.851	0.845	715,767
	2017	0.865	0.851	676,000
	2016	0.885	0.865	437,535
	2015	0.907	0.885	183,726
	2014	0.931	0.907	198,307
	2013	0.955	0.931	214,253
	2012	0.980	0.955	225,760
	2011	1.005	0.980	212,307
	2010	1.031	1.005	342,601
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.297	1.510	3,852,915
	2018	1.417	1.297	3,625,128
	2017	1.267	1.417	3,592,143
	2016	1.214	1.267	3,754,936
	2015	1.261	1.214	4,215,413
	2014	1.227	1.261	4,935,159
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.307	1.576	4,573,476
	2018	1.459	1.307	4,136,483
	2017	1.256	1.459	5,275,268
	2016	1.192	1.256	5,434,537
	2015	1.244	1.192	5,502,649
	2014	1.203	1.244	5,624,745
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	1.644	2.093	—
	2018	1.692	1.644	—
	2017	1.461	1.692	—
	2016	1.446	1.461	—
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.740	2.247	5,747
	2018	1.783	1.740	6,647
	2017	1.335	1.783	6,650
	2016	1.371	1.335	6,654
	2015	1.272	1.371	6,658
	2014	1.200	1.272	6,662
	2013	0.901	1.200	—
	2012	0.940	0.901	—
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.380	1.615	136,303
	2018	1.503	1.380	139,147
	2017	1.374	1.503	141,417
	2016	1.294	1.374	124,036
	2015	1.333	1.294	70,669
	2014	1.262	1.333	70,874
	2013	1.091	1.262	71,081
	2012	1.005	1.091	71,309
	2011	1.009	1.005	71,568
	2010	0.943	1.009	71,814
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.368	1.731	—
	2018	1.564	1.368	—
	2017	1.364	1.564	—
	2016	1.226	1.364	—
	2015	1.263	1.226	—
	2014	1.168	1.263	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.509	1.903	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.664	1.509	—
	2017	1.478	1.664	—
	2016	1.281	1.478	—
	2015	1.309	1.281	—
	2014	1.347	1.309	9,017
	2013	1.087	1.347	12,934
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	24.272	27.044	25,900
	2018	25.917	24.272	26,450
	2017	24.619	25.917	28,675
	2016	23.896	24.619	31,608
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	1.828	2.303	—
	2018	1.976	1.828	—
	2017	1.681	1.976	—
	2016	1.486	1.681	—
	2015	1.582	1.486	—
	2014	1.493	1.582	—
	2013	1.181	1.493	—
	2012	1.082	1.181	—
	2011	1.047	1.082	—
	2010	0.890	1.047	—
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.749	2.241	—
	2018	1.897	1.749	—
	2017	1.602	1.897	—
	2016	1.578	1.602	—
	2015	1.663	1.578	—
	2014	1.587	1.663	—
	2013	1.179	1.587	—
	2012	1.091	1.179	—
	2011	1.176	1.091	—
	2010	0.945	1.176	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.087	1.193	—
	2018	1.319	1.087	—
	2017	1.160	1.319	—
	2016	1.110	1.160	—
	2015	1.218	1.110	—
	2014	1.406	1.218	—
	2013	1.173	1.406	—
	2012	1.018	1.173	—
	2011	1.168	1.018	—
	2010	1.105	1.168	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	1.933	2.351	—
	2018	2.169	1.933	—
	2017	1.918	2.169	—
	2016	1.950	1.918	—
	2015	2.039	1.950	—
	2014	1.742	2.039	—
	2013	1.213	1.742	—
	2012	1.050	1.213	—
	2011	1.055	1.050	—
	2010	0.868	1.055	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.369	1.372	—
	2013	1.063	1.369	—
	2012	0.948	1.063	—
	2011	1.037	0.948	—
	2010	0.912	1.037	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.652	2.116	537,481
	2018	1.784	1.652	113,329
	2017	1.538	1.784	188,802
	2016	1.374	1.538	158,402
	2015	1.475	1.374	159,426
	2014	1.334	1.475	159,862
	2013	1.088	1.334	139,336
	2012	0.979	1.088	50,991
	2011	0.932	0.979	45,825
	2010	0.853	0.932	47,001
Pioneer Variable Contracts Trust

Pioneer AnnuiStar Plus — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.279	1.303	—
	2010	1.204	1.279	182,288
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.280	1.271	—
	2013	1.021	1.280	—
	2012	0.947	1.021	—
	2011	1.008	0.947	—
	2010	0.947	1.008	—
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.061	1.131	—
	2010	0.940	1.061	—
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.052	1.124	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	1.419	1.393	—
	2013	1.488	1.419	—
	2012	1.368	1.488	—
	2011	1.837	1.368	—
	2010	1.630	1.837	—
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.450	1.477	—
	2013	1.155	1.450	—
	2012	1.077	1.155	—
	2011	1.045	1.077	—
	2010	0.899	1.045	—
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.309	1.321	—
	2013	1.126	1.309	5,653,792
	2012	1.033	1.126	5,693,168
	2011	1.095	1.033	5,870,064
	2010	0.979	1.095	6,246,359
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.301	1.314	—
	2013	1.148	1.301	4,905,615
	2012	1.056	1.148	5,183,002
	2011	1.106	1.056	5,363,189
	2010	0.996	1.106	5,194,071
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.377	1.719	—
	2018	1.755	1.377	—
	2017	1.595	1.755	—
	2016	1.408	1.595	—
	2015	1.542	1.408	—
	2014	1.378	1.542	—
	2013	1.065	1.378	—
	2012	0.986	1.065	—
	2011	1.074	0.986	—
	2010	0.934	1.074	—
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	1.728	2.155	—
	2018	1.918	1.728	—
	2017	1.904	1.918	—
	2016	1.846	1.904	—
	2015	1.812	1.846	—
	2014	1.424	1.812	—
	2013	1.438	1.424	—
	2012	1.271	1.438	—
	2011	1.188	1.271	—
	2010	0.948	1.188	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.60%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.723	1.928	2,307

Pioneer AnnuiStar Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.821	1.723	2,251
	2017	1.735	1.821	2,278
	2016	1.562	1.735	2,695
	2015	1.671	1.562	2,737
	2014	1.660	1.671	2,717
	2013	1.558	1.660	174,891
	2012	1.372	1.558	174,828
	2011	1.376	1.372	180,409
	2010	1.311	1.376	180,443
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	1.481	1.742	54,223
	2018	1.772	1.481	55,634
	2017	1.417	1.772	54,525
	2016	1.304	1.417	55,858
	2015	1.553	1.304	57,186
	2014	1.645	1.553	85,009
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.716	2.089	23,730
	2018	2.005	1.716	23,998
	2017	1.744	2.005	26,294
	2016	1.526	1.744	27,096
	2015	1.665	1.526	27,378
	2014	1.576	1.665	22,784
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.396	1.789	48,095
	2018	1.650	1.396	48,773
	2017	1.238	1.650	51,252
	2016	1.268	1.238	52,135
	2015	1.252	1.268	52,094
	2014	1.258	1.252	52,184
	2013	1.016	1.258	172,174
	2012	0.860	1.016	172,359
	2011	0.964	0.860	176,364
	2010	0.854	0.964	176,275
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.388	1.736	—
	2018	1.657	1.388	—
	2017	1.327	1.657	—
	2016	1.374	1.327	—
	2015	1.435	1.374	—
	2014	1.583	1.435	—
	2013	1.363	1.583	—
	2012	1.198	1.363	—
	2011	1.378	1.198	—
	2010	1.269	1.378	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.995	1.075	—
	2012	0.970	0.995	19,651
	2011	1.051	0.970	19,608
	2010	0.878	1.051	19,525
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.842	0.943	—
	2011	0.876	0.842	125,687
	2010	0.822	0.876	125,697
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.374	1.452	48,410
	2018	1.414	1.374	49,131
	2017	1.388	1.414	49,852
	2016	1.389	1.388	50,010
	2015	1.425	1.389	51,905
	2014	1.404	1.425	107,767
	2013	1.469	1.404	114,564
	2012	1.380	1.469	124,952
	2011	1.396	1.380	124,857
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.550	1.553	—
	2015	1.594	1.550	1,743
	2014	1.475	1.594	1,765
	2013	1.141	1.475	1,905
	2012	1.061	1.141	2,106
	2011	1.214	1.061	19,266
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.518	1.549	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.581	1.518	27,115
	2014	1.553	1.581	26,761
	2013	1.572	1.553	32,423
	2012	1.448	1.572	33,476
	2011	1.436	1.448	39,121
	2010	1.316	1.436	40,525
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.655	2.042	—
	2018	1.869	1.655	—
	2017	1.638	1.869	—
	2016	1.449	1.638	—
	2015	1.540	1.449	—
	2014	1.422	1.540	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.765	2.282	—
	2018	1.772	1.765	—
	2017	1.360	1.772	—
	2016	1.396	1.360	440
	2015	1.351	1.396	442
	2014	1.275	1.351	443
	2013	0.976	1.275	445
	2012	0.878	0.976	447
	2011	0.990	0.878	7,205
	2010	0.850	0.990	6,949
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.832	0.828	51,450
	2018	0.839	0.832	51,334
	2017	0.853	0.839	60,748
	2016	0.873	0.853	61,909
	2015	0.896	0.873	64,475
	2014	0.919	0.896	83,125
	2013	0.944	0.919	82,715
	2012	0.969	0.944	79,891
	2011	0.994	0.969	82,003
	2010	1.020	0.994	126,906
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.289	1.499	62,757
	2018	1.409	1.289	66,928
	2017	1.260	1.409	71,118
	2016	1.208	1.260	83,542
	2015	1.255	1.208	135,727
	2014	1.222	1.255	164,715
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.299	1.566	63,592
	2018	1.451	1.299	67,819
	2017	1.250	1.451	72,065
	2016	1.186	1.250	84,696
	2015	1.238	1.186	89,735
	2014	1.198	1.238	94,605
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	1.763	2.245	1,516
	2018	1.816	1.763	1,698
	2017	1.569	1.816	1,710
	2016	1.554	1.569	1,825
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.729	2.232	10,898
	2018	1.772	1.729	10,898
	2017	1.328	1.772	10,898
	2016	1.365	1.328	10,898
	2015	1.267	1.365	21,350
	2014	1.196	1.267	22,415
	2013	0.898	1.196	122,178
	2012	0.940	0.898	122,182
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.371	1.604	5,609
	2018	1.494	1.371	5,609
	2017	1.367	1.494	5,609
	2016	1.288	1.367	5,609
	2015	1.327	1.288	5,609
	2014	1.257	1.327	—
	2013	1.087	1.257	—
	2012	1.002	1.087	—
	2011	1.007	1.002	—
	2010	0.941	1.007	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.364	1.726	36,150
	2018	1.560	1.364	36,448
	2017	1.362	1.560	37,005
	2016	1.225	1.362	37,643
	2015	1.262	1.225	38,019
	2014	1.168	1.262	42,915
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.499	1.889	18,486
	2018	1.654	1.499	18,709
	2017	1.470	1.654	18,573
	2016	1.274	1.470	19,168
	2015	1.303	1.274	19,341
	2014	1.341	1.303	19,399
	2013	1.082	1.341	19,315
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	23.980	26.705	1,158
	2018	25.619	23.980	1,158
	2017	24.347	25.619	1,158
	2016	23.640	24.347	1,158
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	1.938	2.441	4,897
	2018	2.096	1.938	5,193
	2017	1.784	2.096	5,922
	2016	1.578	1.784	6,390
	2015	1.681	1.578	7,011
	2014	1.587	1.681	7,230
	2013	1.256	1.587	7,493
	2012	1.151	1.256	8,386
	2011	1.115	1.151	8,840
	2010	0.948	1.115	9,752
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.834	2.348	—
	2018	1.989	1.834	—
	2017	1.681	1.989	—
	2016	1.657	1.681	868
	2015	1.747	1.657	872
	2014	1.668	1.747	875
	2013	1.239	1.668	879
	2012	1.148	1.239	882
	2011	1.237	1.148	5,978
	2010	0.995	1.237	6,122
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.253	1.374	5,076
	2018	1.521	1.253	5,076
	2017	1.338	1.521	5,076
	2016	1.281	1.338	5,471
	2015	1.406	1.281	5,473
	2014	1.624	1.406	28,656
	2013	1.355	1.624	114,676
	2012	1.177	1.355	118,023
	2011	1.351	1.177	125,466
	2010	1.279	1.351	122,966
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	1.990	2.418	19,751
	2018	2.234	1.990	20,363
	2017	1.977	2.234	22,314
	2016	2.010	1.977	22,355
	2015	2.104	2.010	22,338
	2014	1.798	2.104	22,338
	2013	1.252	1.798	22,543
	2012	1.085	1.252	22,926
	2011	1.090	1.085	28,616
	2010	0.897	1.090	29,174
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.417	1.420	—
	2013	1.100	1.417	653
	2012	0.982	1.100	655
	2011	1.075	0.982	657
	2010	0.946	1.075	659
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.715	2.195	9,582

Pioneer AnnuiStar Plus — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.853	1.715	9,582
	2017	1.598	1.853	9,582
	2016	1.429	1.598	10,055
	2015	1.534	1.429	10,057
	2014	1.388	1.534	10,059
	2013	1.133	1.388	10,061
	2012	1.020	1.133	10,063
	2011	0.971	1.020	10,069
	2010	0.889	0.971	10,076
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.277	1.301	—
	2010	1.203	1.277	36,984
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.274	1.265	—
	2013	1.017	1.274	40,887
	2012	0.944	1.017	41,786
	2011	1.005	0.944	42,243
	2010	0.944	1.005	42,763
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.142	1.217	—
	2010	1.012	1.142	19,287
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.139	1.217	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	1.902	1.867	—
	2013	1.996	1.902	160,010
	2012	1.835	1.996	159,814
	2011	2.466	1.835	166,632
	2010	2.189	2.466	167,805
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.629	1.660	—
	2013	1.298	1.629	22,883
	2012	1.212	1.298	23,668
	2011	1.176	1.212	24,148
	2010	1.012	1.176	25,246
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.304	1.315	—
	2013	1.122	1.304	89,037
	2012	1.029	1.122	89,103
	2011	1.092	1.029	89,176
	2010	0.977	1.092	36,764
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.296	1.308	—
	2013	1.144	1.296	160,617
	2012	1.052	1.144	160,683
	2011	1.103	1.052	176,612
	2010	0.994	1.103	294,399
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.554	1.940	20,963
	2018	1.982	1.554	20,973
	2017	1.802	1.982	20,982
	2016	1.591	1.802	20,991
	2015	1.744	1.591	21,001
	2014	1.559	1.744	21,012
	2013	1.205	1.559	106,586
	2012	1.116	1.205	106,596
	2011	1.217	1.116	109,337
	2010	1.059	1.217	109,351
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	2.141	2.668	8,876
	2018	2.377	2.141	9,660
	2017	2.362	2.377	9,717
	2016	2.290	2.362	9,776
	2015	2.249	2.290	9,972
	2014	1.768	2.249	10,778
	2013	1.787	1.768	184,351
	2012	1.580	1.787	184,205
	2011	1.478	1.580	190,483
	2010	1.180	1.478	190,836

Pioneer AnnuiStar Plus — Separate Account Charges 2.70%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.461	1.633	19,601
	2018	1.545	1.461	20,696
	2017	1.473	1.545	21,243
	2016	1.328	1.473	21,856
	2015	1.422	1.328	112,833
	2014	1.414	1.422	113,781
	2013	1.329	1.414	114,697
	2012	1.171	1.329	115,535
	2011	1.176	1.171	116,697
	2010	1.121	1.176	118,169
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	0.861	1.012	—
	2018	1.031	0.861	—
	2017	0.825	1.031	—
	2016	0.760	0.825	—
	2015	0.906	0.760	—
	2014	0.961	0.906	—
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.497	1.821	—
	2018	1.751	1.497	—
	2017	1.524	1.751	—
	2016	1.335	1.524	—
	2015	1.459	1.335	—
	2014	1.382	1.459	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.378	1.765	—
	2018	1.630	1.378	—
	2017	1.225	1.630	—
	2016	1.256	1.225	—
	2015	1.241	1.256	—
	2014	1.248	1.241	—
	2013	1.009	1.248	—
	2012	0.856	1.009	—
	2011	0.960	0.856	—
	2010	0.850	0.960	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.028	1.284	—
	2018	1.228	1.028	—
	2017	0.984	1.228	—
	2016	1.020	0.984	—
	2015	1.067	1.020	—
	2014	1.178	1.067	—
	2013	1.015	1.178	—
	2012	0.894	1.015	—
	2011	1.028	0.894	—
	2010	0.948	1.028	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.923	0.997	—
	2012	0.901	0.923	—
	2011	0.977	0.901	—
	2010	0.817	0.977	—
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.837	0.938	—
	2011	0.872	0.837	—
	2010	0.819	0.872	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.266	1.336	8,947
	2018	1.304	1.266	9,839
	2017	1.282	1.304	12,127
	2016	1.283	1.282	14,806
	2015	1.318	1.283	20,868
	2014	1.300	1.318	23,885
	2013	1.362	1.300	24,581
	2012	1.280	1.362	24,736
	2011	1.296	1.280	26,340
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.327	1.330	—
	2015	1.367	1.327	—
	2014	1.266	1.367	—
	2013	0.980	1.266	—
	2012	0.912	0.980	—
	2011	1.045	0.912	—
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.346	1.374	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.403	1.346	213,720
	2014	1.381	1.403	214,330
	2013	1.399	1.381	230,504
	2012	1.289	1.399	223,904
	2011	1.280	1.289	224,343
	2010	1.174	1.280	215,653
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.468	1.810	—
	2018	1.659	1.468	—
	2017	1.456	1.659	—
	2016	1.289	1.456	—
	2015	1.372	1.289	—
	2014	1.267	1.372	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.495	1.930	—
	2018	1.502	1.495	—
	2017	1.154	1.502	—
	2016	1.186	1.154	—
	2015	1.149	1.186	—
	2014	1.085	1.149	—
	2013	0.832	1.085	—
	2012	0.748	0.832	—
	2011	0.846	0.748	—
	2010	0.726	0.846	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.824	0.819	50,316
	2018	0.832	0.824	57,278
	2017	0.847	0.832	67,070
	2016	0.867	0.847	97,318
	2015	0.891	0.867	154,146
	2014	0.915	0.891	164,326
	2013	0.940	0.915	168,825
	2012	0.966	0.940	172,833
	2011	0.993	0.966	175,191
	2010	1.020	0.993	203,912
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.272	1.479	886,760
	2018	1.393	1.272	929,617
	2017	1.247	1.393	976,631
	2016	1.196	1.247	1,336,940
	2015	1.245	1.196	1,374,512
	2014	1.212	1.245	1,408,580
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.282	1.544	601,702
	2018	1.434	1.282	684,737
	2017	1.236	1.434	804,667
	2016	1.174	1.236	836,963
	2015	1.227	1.174	970,220
	2014	1.189	1.227	994,775
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	44.242	56.260	—
	2018	45.621	44.242	—
	2017	39.446	45.621	—
	2016	39.090	39.446	—
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.707	2.201	—
	2018	1.752	1.707	—
	2017	1.314	1.752	—
	2016	1.351	1.314	—
	2015	1.256	1.351	—
	2014	1.187	1.256	—
	2013	0.892	1.187	—
	2012	0.930	0.892	—
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.354	1.582	11,056
	2018	1.477	1.354	11,207
	2017	1.352	1.477	10,922
	2016	1.276	1.352	—
	2015	1.316	1.276	—
	2014	1.247	1.316	—
	2013	1.080	1.247	—
	2012	0.997	1.080	—
	2011	1.002	0.997	—
	2010	0.938	1.002	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.314	1.661	—
	2018	1.504	1.314	—
	2017	1.314	1.504	—
	2016	1.183	1.314	—
	2015	1.220	1.183	—
	2014	1.130	1.220	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.382	1.740	—
	2018	1.526	1.382	—
	2017	1.358	1.526	—
	2016	1.178	1.358	—
	2015	1.206	1.178	—
	2014	1.242	1.206	—
	2013	1.004	1.242	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	23.407	26.041	1,849
	2018	25.032	23.407	1,885
	2017	23.813	25.032	1,920
	2016	23.137	23.813	7,475
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	1.723	2.168	—
	2018	1.866	1.723	—
	2017	1.590	1.866	—
	2016	1.407	1.590	—
	2015	1.501	1.407	—
	2014	1.418	1.501	—
	2013	1.123	1.418	—
	2012	1.031	1.123	—
	2011	0.999	1.031	—
	2010	0.851	0.999	—
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.539	1.969	—
	2018	1.671	1.539	—
	2017	1.414	1.671	—
	2016	1.395	1.414	—
	2015	1.472	1.395	—
	2014	1.407	1.472	—
	2013	1.046	1.407	—
	2012	0.970	1.046	—
	2011	1.047	0.970	—
	2010	0.843	1.047	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	0.959	1.050	—
	2018	1.165	0.959	—
	2017	1.025	1.165	—
	2016	0.983	1.025	—
	2015	1.080	0.983	—
	2014	1.249	1.080	—
	2013	1.043	1.249	—
	2012	0.907	1.043	—
	2011	1.042	0.907	—
	2010	0.988	1.042	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	1.664	2.020	—
	2018	1.870	1.664	—
	2017	1.656	1.870	—
	2016	1.686	1.656	—
	2015	1.766	1.686	—
	2014	1.511	1.766	—
	2013	1.053	1.511	—
	2012	0.914	1.053	—
	2011	0.919	0.914	—
	2010	0.757	0.919	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.263	1.265	—
	2013	0.982	1.263	—
	2012	0.877	0.982	—
	2011	0.961	0.877	—
	2010	0.847	0.961	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.569	2.007	29,563

Pioneer AnnuiStar Plus — Separate Account Charges 2.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.697	1.569	31,549
	2017	1.465	1.697	37,173
	2016	1.311	1.465	44,747
	2015	1.409	1.311	150,658
	2014	1.276	1.409	154,242
	2013	1.043	1.276	139,731
	2012	0.939	1.043	141,663
	2011	0.896	0.939	144,898
	2010	0.821	0.896	146,895
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.273	1.296	—
	2010	1.200	1.273	27,404
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.134	1.126	—
	2013	0.906	1.134	—
	2012	0.842	0.906	—
	2011	0.897	0.842	—
	2010	0.844	0.897	—
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	0.983	1.047	—
	2010	0.872	0.983	—
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.048	1.120	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	0.975	0.957	—
	2013	1.024	0.975	—
	2012	0.943	1.024	—
	2011	1.268	0.943	—
	2010	1.127	1.268	—
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.356	1.381	—
	2013	1.081	1.356	—
	2012	1.010	1.081	—
	2011	0.981	1.010	—
	2010	0.846	0.981	—
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.185	1.195	—
	2013	1.021	1.185	1,009,616
	2012	0.938	1.021	1,092,681
	2011	0.996	0.938	1,190,224
	2010	0.892	0.996	1,269,873
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.204	1.215	—
	2013	1.064	1.204	1,432,320
	2012	0.980	1.064	1,467,396
	2011	1.028	0.980	1,491,446
	2010	0.927	1.028	1,505,470
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.249	1.557	—
	2018	1.594	1.249	—
	2017	1.451	1.594	—
	2016	1.282	1.451	—
	2015	1.407	1.282	—
	2014	1.259	1.407	—
	2013	0.974	1.259	—
	2012	0.903	0.974	—
	2011	0.986	0.903	—
	2010	0.859	0.986	—
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	1.357	1.689	—
	2018	1.508	1.357	—
	2017	1.499	1.508	—
	2016	1.456	1.499	—
	2015	1.431	1.456	—
	2014	1.126	1.431	—
	2013	1.139	1.126	—
	2012	1.008	1.139	—
	2011	0.944	1.008	—
	2010	0.754	0.944	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.75%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (5/10)	2019	1.517	1.695	57,778
	2018	1.605	1.517	61,972
	2017	1.531	1.605	65,848
	2016	1.381	1.531	68,544
	2015	1.479	1.381	68,544
	2014	1.472	1.479	72,708
	2013	1.384	1.472	84,873
	2012	1.221	1.384	90,386
	2011	1.226	1.221	90,386
	2010	1.169	1.226	96,603
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)	2019	1.227	1.442	—
	2018	1.470	1.227	—
	2017	1.178	1.470	—
	2016	1.085	1.178	—
	2015	1.295	1.085	—
	2014	1.373	1.295	—
BHFTI Invesco Comstock Subaccount (Class B) (4/14)	2019	1.569	1.907	—
	2018	1.836	1.569	—
	2017	1.599	1.836	—
	2016	1.401	1.599	—
	2015	1.532	1.401	—
	2014	1.451	1.532	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.369	1.753	—
	2018	1.621	1.369	—
	2017	1.218	1.621	—
	2016	1.250	1.218	—
	2015	1.236	1.250	—
	2014	1.244	1.236	—
	2013	1.006	1.244	—
	2012	0.853	1.006	—
	2011	0.957	0.853	—
	2010	0.849	0.957	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.174	1.465	—
	2018	1.403	1.174	—
	2017	1.125	1.403	—
	2016	1.167	1.125	—
	2015	1.221	1.167	—
	2014	1.349	1.221	—
	2013	1.162	1.349	—
	2012	1.024	1.162	—
	2011	1.179	1.024	—
	2010	1.088	1.179	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.984	1.062	—
	2012	0.961	0.984	—
	2011	1.043	0.961	—
	2010	0.872	1.043	—
BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)	2012	0.835	0.935	—
	2011	0.870	0.835	—
	2010	0.817	0.870	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/11)	2019	1.259	1.328	—
	2018	1.297	1.259	—
	2017	1.276	1.297	—
	2016	1.278	1.276	—
	2015	1.314	1.278	—
	2014	1.296	1.314	—
	2013	1.358	1.296	—
	2012	1.278	1.358	—
	2011	1.294	1.278	—
BHFTI Pioneer Fund Subaccount (Class B) (5/11)	2016	1.412	1.415	—
	2015	1.455	1.412	—
	2014	1.348	1.455	—
	2013	1.044	1.348	—
	2012	0.973	1.044	—
	2011	1.114	0.973	—
BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)	2016	1.348	1.375	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2015	1.406	1.348	63,070
	2014	1.384	1.406	63,084
	2013	1.402	1.384	—
	2012	1.294	1.402	—
	2011	1.285	1.294	—
	2010	1.179	1.285	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.560	1.922	—
	2018	1.764	1.560	—
	2017	1.549	1.764	—
	2016	1.371	1.549	—
	2015	1.461	1.371	—
	2014	1.349	1.461	—
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)	2019	1.666	2.150	—
	2018	1.675	1.666	—
	2017	1.287	1.675	—
	2016	1.324	1.287	—
	2015	1.282	1.324	—
	2014	1.212	1.282	—
	2013	0.929	1.212	—
	2012	0.837	0.929	—
	2011	0.946	0.837	—
	2010	0.813	0.946	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.821	0.816	—
	2018	0.829	0.821	—
	2017	0.845	0.829	6,493
	2016	0.866	0.845	6,497
	2015	0.890	0.866	6,502
	2014	0.914	0.890	6,507
	2013	0.940	0.914	6,511
	2012	0.966	0.940	6,517
	2011	0.993	0.966	6,522
	2010	1.021	0.993	6,528
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.264	1.469	40,225
	2018	1.385	1.264	42,926
	2017	1.240	1.385	42,945
	2016	1.190	1.240	48,208
	2015	1.239	1.190	50,964
	2014	1.207	1.239	59,054
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.274	1.534	242,389
	2018	1.426	1.274	252,538
	2017	1.230	1.426	313,459
	2016	1.169	1.230	321,840
	2015	1.222	1.169	339,631
	2014	1.184	1.222	580,281
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)	2019	1.598	2.032	—
	2018	1.649	1.598	—
	2017	1.427	1.649	—
	2016	1.414	1.427	—
BHFTII Jennison Growth Subaccount (Class B) (4/12)	2019	1.696	2.186	—
	2018	1.742	1.696	—
	2017	1.307	1.742	—
	2016	1.345	1.307	—
	2015	1.251	1.345	—
	2014	1.182	1.251	—
	2013	0.889	1.182	—
	2012	0.930	0.889	—
BHFTII MFS® Total Return Subaccount (Class B) (4/07)	2019	1.345	1.571	61,327
	2018	1.468	1.345	65,062
	2017	1.345	1.468	68,512
	2016	1.269	1.345	70,909
	2015	1.310	1.269	70,915
	2014	1.243	1.310	74,619
	2013	1.076	1.243	85,427
	2012	0.994	1.076	103,998
	2011	1.000	0.994	104,005
	2010	0.936	1.000	110,565

Pioneer AnnuiStar Plus — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class B) (4/14)	2019	1.352	1.708	—
	2018	1.549	1.352	—
	2017	1.354	1.549	—
	2016	1.220	1.354	—
	2015	1.258	1.220	—
	2014	1.166	1.258	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.468	1.848	—
	2018	1.623	1.468	—
	2017	1.444	1.623	—
	2016	1.254	1.444	—
	2015	1.284	1.254	—
	2014	1.324	1.284	—
	2013	1.070	1.324	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	23.126	25.716	3,780
	2018	24.743	23.126	3,780
	2017	23.551	24.743	3,781
	2016	22.890	23.551	3,782
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)	2019	1.778	2.236	—
	2018	1.926	1.778	—
	2017	1.642	1.926	—
	2016	1.454	1.642	—
	2015	1.551	1.454	—
	2014	1.467	1.551	—
	2013	1.162	1.467	—
	2012	1.067	1.162	—
	2011	1.035	1.067	—
	2010	0.882	1.035	—
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)	2019	1.701	2.175	—
	2018	1.848	1.701	—
	2017	1.565	1.848	—
	2016	1.544	1.565	—
	2015	1.630	1.544	—
	2014	1.559	1.630	—
	2013	1.160	1.559	—
	2012	1.076	1.160	—
	2011	1.162	1.076	—
	2010	0.936	1.162	—
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.058	1.158	—
	2018	1.286	1.058	—
	2017	1.132	1.286	—
	2016	1.086	1.132	—
	2015	1.194	1.086	—
	2014	1.381	1.194	—
	2013	1.154	1.381	—
	2012	1.004	1.154	—
	2011	1.154	1.004	—
	2010	1.095	1.154	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)	2019	1.880	2.282	—
	2018	2.114	1.880	—
	2017	1.873	2.114	—
	2016	1.908	1.873	—
	2015	2.000	1.908	—
	2014	1.712	2.000	—
	2013	1.194	1.712	—
	2012	1.036	1.194	—
	2011	1.042	1.036	—
	2010	0.859	1.042	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.345	1.347	—
	2013	1.046	1.345	—
	2012	0.936	1.046	—
	2011	1.025	0.936	—
	2010	0.904	1.025	—
LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)	2019	1.607	2.054	—

Pioneer AnnuiStar Plus — Separate Account Charges 2.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.739	1.607	—
	2017	1.502	1.739	—
	2016	1.345	1.502	—
	2015	1.446	1.345	—
	2014	1.310	1.446	—
	2013	1.071	1.310	—
	2012	0.966	1.071	—
	2011	0.921	0.966	—
	2010	0.845	0.921	—
Pioneer Variable Contracts Trust
Pioneer Bond VCT Subaccount (Class II) (11/07)	2011	1.271	1.294	—
	2010	1.199	1.271	—
Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)	2014	1.257	1.248	—
	2013	1.005	1.257	—
	2012	0.934	1.005	—
	2011	0.997	0.934	—
	2010	0.938	0.997	—
Pioneer Fund VCT Subaccount (Class II) (6/03)	2011	1.048	1.117	—
	2010	0.931	1.048	—
Pioneer High Yield VCT Subaccount (Class II) (6/03)	2010	1.041	1.112	—
Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)	2014	1.394	1.368	—
	2013	1.465	1.394	—
	2012	1.349	1.465	—
	2011	1.815	1.349	—
	2010	1.614	1.815	—
Pioneer VCT Equity Income Subaccount (Class II) (6/03)	2014	1.425	1.450	—
	2013	1.137	1.425	—
	2012	1.063	1.137	—
	2011	1.033	1.063	—
	2010	0.890	1.033	—
Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)	2014	1.287	1.297	—
	2013	1.109	1.287	715,236
	2012	1.019	1.109	733,405
	2011	1.083	1.019	741,984
	2010	0.970	1.083	772,126
Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)	2014	1.279	1.291	—
	2013	1.131	1.279	55,264
	2012	1.042	1.131	55,286
	2011	1.093	1.042	55,311
	2010	0.987	1.093	55,337
Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)	2019	1.339	1.669	—
	2018	1.710	1.339	—
	2017	1.557	1.710	—
	2016	1.377	1.557	—
	2015	1.512	1.377	—
	2014	1.354	1.512	—
	2013	1.048	1.354	—
	2012	0.972	1.048	—
	2011	1.061	0.972	—
	2010	0.925	1.061	—
Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)	2019	1.681	2.092	—
	2018	1.869	1.681	—
	2017	1.860	1.869	—
	2016	1.806	1.860	—
	2015	1.776	1.806	—
	2014	1.399	1.776	—
	2013	1.416	1.399	—
	2012	1.254	1.416	—
	2011	1.174	1.254	—
	2010	0.939	1.174	—
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.
Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.
Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS® Value Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

CONDENSED FINANCIAL INFORMATION —
Portfolio Architect Plus

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
Portfolio Architect Plus — Separate Account Charges 1.70%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.404	4.527	200,982
	2018	3.807	3.404	209,774
	2017	2.945	3.807	223,260
	2016	2.977	2.945	256,772
	2015	2.832	2.977	313,751
	2014	2.815	2.832	306,129
	2013	2.217	2.815	416,822
	2012	1.840	2.217	527,646
	2011	2.054	1.840	581,666
	2010	1.869	2.054	590,448
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.489	4.485	541,876
	2018	3.557	3.489	653,394
	2017	2.820	3.557	722,282
	2016	2.620	2.820	827,040
	2015	2.494	2.620	875,569
	2014	2.338	2.494	909,776
	2013	1.828	2.338	1,196,264
	2012	1.577	1.828	1,469,839
	2011	1.676	1.577	1,584,818
	2010	1.436	1.676	1,776,385
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.895	3.590	332,233
	2018	2.999	2.895	374,790
	2017	2.492	2.999	479,774
	2016	2.273	2.492	554,288
	2015	2.279	2.273	641,668
	2014	2.095	2.279	707,455
	2013	1.596	2.095	974,273
	2012	1.382	1.596	1,324,123
	2011	1.432	1.382	1,570,713
	2010	1.307	1.432	1,756,510
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.262	2.562	207,295
	2018	2.360	2.262	231,835
	2017	2.219	2.360	310,270
	2016	1.973	2.219	341,510
	2015	2.082	1.973	427,625
	2014	2.046	2.082	447,151
	2013	1.894	2.046	381,699
	2012	1.648	1.894	503,657
	2011	1.633	1.648	570,643
	2010	1.429	1.633	590,219
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.423	1.784	53,658
	2018	1.610	1.423	58,549
	2017	1.332	1.610	63,870
	2016	1.243	1.332	71,958
	2015	1.291	1.243	78,647
	2014	1.249	1.291	74,345
	2013	0.981	1.249	81,520
	2012	0.855	0.981	173,118
	2011	1.000	0.855	178,643
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.471	1.862	651,059

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.765	1.471	703,235
	2017	1.607	1.765	793,107
	2016	1.246	1.607	890,480
	2015	1.339	1.246	1,099,130
	2014	1.339	1.339	1,029,250
	2013	1.029	1.339	1,166,563
	2012	0.887	1.029	1,421,058
	2011	0.991	0.887	1,592,770
	2010	0.841	0.991	1,763,969
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.417	2.869	157,220
	2018	2.864	2.417	184,311
	2017	2.270	2.864	204,047
	2016	2.071	2.270	226,251
	2015	2.444	2.071	316,170
	2014	2.659	2.444	334,877
	2013	2.847	2.659	178,979
	2012	2.436	2.847	212,539
	2011	3.047	2.436	244,039
	2010	2.507	3.047	253,013
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.678	3.470	21,065
	2018	2.907	2.678	21,570
	2017	2.425	2.907	22,509
	2016	2.277	2.425	31,114
	2015	2.218	2.277	38,349
	2014	1.985	2.218	33,819
	2013	1.505	1.985	71,003
	2012	1.349	1.505	125,717
	2011	1.369	1.349	131,562
	2010	1.237	1.369	135,483
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.115	1.372	319,436
	2018	1.238	1.115	348,602
	2017	1.135	1.238	432,072
	2016	1.141	1.135	473,211
	2015	1.175	1.141	503,878
	2014	1.051	1.175	571,377
	2013	1.030	1.051	738,388
	2012	0.830	1.030	1,014,349
	2011	0.891	0.830	1,182,379
	2010	0.780	0.891	1,252,626
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.615	2.722	—
	2013	2.060	2.615	319,925
	2012	1.706	2.060	377,084
	2011	1.872	1.706	392,118
	2010	1.736	1.872	444,271
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.426	2.978	66,201
	2018	3.236	2.426	71,443
	2017	2.517	3.236	79,055
	2016	2.361	2.517	108,614
	2015	2.510	2.361	117,640
	2014	2.702	2.510	116,801
	2013	2.101	2.702	179,301
	2012	1.651	2.101	214,785
	2011	1.952	1.651	227,398
	2010	1.702	1.952	220,757
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.507	3.080	363,765
	2018	2.903	2.507	455,756
	2017	2.502	2.903	581,942
	2016	2.169	2.502	664,479
	2015	2.347	2.169	795,806
	2014	2.184	2.347	1,521,173
	2013	1.640	2.184	270,844
	2012	1.408	1.640	325,572
	2011	1.453	1.408	413,560
	2010	1.287	1.453	436,926
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.563	2.022	501,561

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.831	1.563	545,838
	2017	1.362	1.831	662,637
	2016	1.382	1.362	787,937
	2015	1.352	1.382	977,051
	2014	1.347	1.352	1,008,766
	2013	1.078	1.347	1,114,391
	2012	0.905	1.078	1,322,622
	2011	1.005	0.905	1,416,751
	2010	0.881	1.005	1,591,586
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.694	3.301	390
	2018	3.004	2.694	398
	2017	2.432	3.004	384
	2016	2.214	2.432	4,375
	2015	2.285	2.214	4,404
	2014	2.148	2.285	6,527
	2013	1.555	2.148	11,433
	2012	1.335	1.555	11,758
	2011	1.369	1.335	21,879
	2010	1.101	1.369	17,621
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.982	2.329	460
	2018	2.337	1.982	1,371
	2017	2.294	2.337	1,244
	2016	1.783	2.294	9,709
	2015	1.956	1.783	17,633
	2014	1.901	1.956	17,197
	2013	1.451	1.901	26,845
	2012	1.276	1.451	28,051
	2011	1.444	1.276	40,795
	2010	1.229	1.444	37,691
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	3.124	3.804	112,667
	2018	3.410	3.124	133,170
	2017	2.922	3.410	173,436
	2016	2.886	2.922	195,511
	2015	3.052	2.886	240,125
	2014	2.714	3.052	251,820
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.015	2.076	—
	2015	2.089	2.015	165,110
	2014	2.021	2.089	171,225
	2013	1.901	2.021	237,558
	2012	1.708	1.901	281,448
	2011	1.658	1.708	326,918
	2010	1.490	1.658	380,617
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	2.009	2.534	159,765
	2018	2.376	2.009	235,660
	2017	1.885	2.376	268,630
	2016	1.935	1.885	306,702
	2015	2.003	1.935	390,591
	2014	2.190	2.003	489,759
	2013	1.868	2.190	601,754
	2012	1.628	1.868	783,632
	2011	1.855	1.628	946,241
	2010	1.693	1.855	995,566
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.711	1.854	—
	2012	1.648	1.711	216,875
	2011	1.767	1.648	229,439
	2010	1.458	1.767	253,497
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.066	1.155	—
	2012	1.030	1.066	1,035,971
	2011	1.106	1.030	1,552,496
	2010	0.915	1.106	1,164,583
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.417	1.512	179,402

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.473	1.417	197,146
	2017	1.443	1.473	222,145
	2016	1.396	1.443	298,319
	2015	1.462	1.396	495,315
	2014	1.442	1.462	417,370
	2013	1.611	1.442	473,827
	2012	1.499	1.611	650,535
	2011	1.367	1.499	795,965
	2010	1.288	1.367	828,396
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.560	1.663	968,417
	2018	1.590	1.560	1,049,786
	2017	1.548	1.590	1,241,989
	2016	1.534	1.548	1,439,709
	2015	1.561	1.534	2,005,382
	2014	1.523	1.561	2,026,076
	2013	1.580	1.523	2,619,325
	2012	1.471	1.580	3,622,366
	2011	1.450	1.471	3,608,642
	2010	1.363	1.450	2,320,501
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.103	2.115	—
	2015	2.137	2.103	14,929
	2014	1.956	2.137	11,441
	2013	1.495	1.956	12,462
	2012	1.375	1.495	16,363
	2011	1.465	1.375	42,769
	2010	1.282	1.465	72,105
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.708	1.751	—
	2015	1.760	1.708	646,973
	2014	1.712	1.760	562,326
	2013	1.715	1.712	634,859
	2012	1.563	1.715	713,235
	2011	1.534	1.563	948,066
	2010	1.391	1.534	909,923
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.878	1.962	—
	2012	1.704	1.878	48,326
	2011	2.109	1.704	50,479
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.643	2.043	280,633
	2018	1.840	1.643	317,340
	2017	1.600	1.840	354,655
	2016	1.404	1.600	390,230
	2015	1.481	1.404	442,390
	2014	1.330	1.481	363,680
	2013	1.011	1.330	419,056
	2012	0.872	1.011	555,744
	2011	0.924	0.872	779,438
	2010	0.803	0.924	937,954
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.480	3.087	66,485
	2018	2.774	2.480	80,049
	2017	2.410	2.774	85,003
	2016	2.112	2.410	99,874
	2015	2.226	2.112	156,171
	2014	2.042	2.226	210,276
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.394	1.768	228,846
	2018	1.579	1.394	243,129
	2017	1.467	1.579	269,170
	2016	1.292	1.467	329,288
	2015	1.443	1.292	397,797
	2014	1.339	1.443	275,122
	2013	1.045	1.339	299,644
	2012	0.927	1.045	446,176
	2011	0.979	0.927	576,851
	2010	0.793	0.979	612,417
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.377	1.486	254,171

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.405	1.377	277,612
	2017	1.373	1.405	321,300
	2016	1.354	1.373	416,820
	2015	1.369	1.354	386,268
	2014	1.301	1.369	398,744
	2013	1.333	1.301	379,615
	2012	1.261	1.333	451,073
	2011	1.204	1.261	440,767
	2010	1.130	1.204	468,938
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.368	3.092	118,948
	2018	2.351	2.368	122,349
	2017	1.786	2.351	148,820
	2016	1.815	1.786	179,957
	2015	1.737	1.815	184,419
	2014	1.622	1.737	157,914
	2013	1.229	1.622	190,854
	2012	1.093	1.229	273,943
	2011	1.221	1.093	273,863
	2010	1.037	1.221	361,316
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.938	0.942	1,357,853
	2018	0.937	0.938	1,518,612
	2017	0.945	0.937	1,860,721
	2016	0.958	0.945	2,409,055
	2015	0.974	0.958	3,059,290
	2014	0.991	0.974	3,751,727
	2013	1.008	0.991	4,109,096
	2012	1.025	1.008	3,666,525
	2011	1.043	1.025	5,482,238
	2010	1.060	1.043	5,587,121
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.354	1.487	17,442
	2018	1.414	1.354	17,146
	2017	1.345	1.414	17,433
	2016	1.309	1.345	41,913
	2015	1.339	1.309	157,761
	2014	1.304	1.339	149,515
	2013	1.271	1.304	503,263
	2012	1.185	1.271	896,329
	2011	1.167	1.185	776,520
	2010	1.079	1.167	767,668
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.410	1.603	458,585
	2018	1.500	1.410	462,207
	2017	1.379	1.500	486,932
	2016	1.322	1.379	504,942
	2015	1.360	1.322	781,387
	2014	1.318	1.360	1,052,587
	2013	1.209	1.318	478,627
	2012	1.103	1.209	773,047
	2011	1.110	1.103	864,014
	2010	1.013	1.110	953,169
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.444	1.696	1,657,554
	2018	1.565	1.444	1,989,324
	2017	1.388	1.565	2,113,463
	2016	1.318	1.388	2,746,927
	2015	1.358	1.318	3,216,728
	2014	1.314	1.358	3,767,750
	2013	1.133	1.314	661,098
	2012	1.018	1.133	647,180
	2011	1.050	1.018	702,750
	2010	0.943	1.050	823,214
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.456	1.771	5,326,444
	2018	1.612	1.456	5,971,953
	2017	1.376	1.612	6,375,965
	2016	1.294	1.376	7,792,104
	2015	1.339	1.294	8,186,060
	2014	1.294	1.339	7,659,886
	2013	1.059	1.294	405,797
	2012	0.934	1.059	343,365
	2011	0.987	0.934	348,743
	2010	0.875	0.987	279,346

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.877	2.269	115,470
	2018	1.984	1.877	112,293
	2017	1.752	1.984	122,664
	2016	1.666	1.752	144,184
	2015	1.652	1.666	123,722
	2014	1.520	1.652	154,955
	2013	1.282	1.520	240,262
	2012	1.160	1.282	283,972
	2011	1.137	1.160	312,718
	2010	1.055	1.137	312,094
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.298	2.958	108,972
	2018	2.339	2.298	124,037
	2017	1.998	2.339	135,421
	2016	1.893	1.998	172,134
	2015	1.881	1.893	139,275
	2014	1.729	1.881	115,839
	2013	1.315	1.729	142,532
	2012	1.186	1.315	157,005
	2011	1.257	1.186	175,607
	2010	1.141	1.257	200,885
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.276	1.404	—
	2012	1.123	1.276	598,087
	2011	1.218	1.123	592,860
	2010	1.082	1.218	618,116
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.777	3.631	83,846
	2018	2.997	2.777	87,356
	2017	2.436	2.997	94,115
	2016	2.353	2.436	122,168
	2015	2.329	2.353	146,509
	2014	2.133	2.329	160,123
	2013	1.636	2.133	178,626
	2012	1.501	1.636	184,592
	2011	1.576	1.501	196,569
	2010	1.392	1.576	221,983
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.926	1.003	—
	2010	0.814	0.926	170,919
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.997	2.569	199,494
	2018	2.135	1.997	219,093
	2017	1.791	2.135	245,948
	2016	1.636	1.791	376,735
	2015	1.649	1.636	410,946
	2014	1.483	1.649	469,563
	2013	1.145	1.483	720,364
	2012	1.009	1.145	625,964
	2011	1.010	1.009	708,708
	2010	0.897	1.010	755,899
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.987	2.346	360,363
	2018	2.145	1.987	382,695
	2017	1.944	2.145	477,450
	2016	1.814	1.944	564,018
	2015	1.852	1.814	744,880
	2014	1.737	1.852	1,073,481
	2013	1.488	1.737	1,184,455
	2012	1.359	1.488	1,307,262
	2011	1.353	1.359	1,317,848
	2010	1.252	1.353	1,549,396
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.371	3.033	361,182
	2018	2.681	2.371	400,828
	2017	2.311	2.681	543,832
	2016	2.055	2.311	611,409
	2015	2.093	2.055	614,228
	2014	1.922	2.093	718,780
	2013	1.440	1.922	782,763
	2012	1.256	1.440	429,025
	2011	1.266	1.256	458,507
	2010	1.156	1.266	476,031
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.759	3.517	116,036

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.008	2.759	117,722
	2017	2.643	3.008	135,679
	2016	2.265	2.643	142,048
	2015	2.291	2.265	147,424
	2014	2.330	2.291	165,638
	2013	1.867	2.330	191,795
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.694	2.155	209,169
	2018	1.852	1.694	252,487
	2017	1.631	1.852	276,612
	2016	1.402	1.631	346,019
	2015	1.420	1.402	370,151
	2014	1.449	1.420	456,531
	2013	1.163	1.449	751,813
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.410	3.094	84,954
	2018	2.480	2.410	87,622
	2017	1.890	2.480	110,114
	2016	1.893	1.890	107,500
	2015	1.742	1.893	111,683
	2014	1.628	1.742	106,312
	2013	1.194	1.628	106,856
	2012	1.023	1.194	538,524
	2011	1.055	1.023	903,709
	2010	0.919	1.055	875,435
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.956	3.860	166,001
	2018	3.226	2.956	193,598
	2017	2.677	3.226	217,757
	2016	2.443	2.677	241,643
	2015	2.425	2.443	308,322
	2014	2.313	2.425	373,622
	2013	1.632	2.313	515,590
	2012	1.432	1.632	540,183
	2011	1.436	1.432	679,583
	2010	1.084	1.436	743,130
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	30.862	34.737	23,607
	2018	32.633	30.862	25,836
	2017	30.668	32.633	34,825
	2016	29.597	30.668	35,916
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.189	1.241	57,567
	2018	1.196	1.189	64,605
	2017	1.191	1.196	81,820
	2016	1.195	1.191	96,231
	2015	1.206	1.195	122,563
	2014	1.192	1.206	61,582
	2013	1.219	1.192	156,980
	2012	1.198	1.219	186,895
	2011	1.153	1.198	235,069
	2010	1.107	1.153	268,545
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	3.101	4.002	214,671
	2018	3.379	3.101	275,167
	2017	2.827	3.379	289,854
	2016	2.669	2.827	329,192
	2015	2.703	2.669	351,149
	2014	2.463	2.703	418,987
	2013	1.913	2.463	502,061
	2012	1.675	1.913	596,265
	2011	1.753	1.675	668,157
	2010	1.525	1.753	697,747
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.828	3.609	21,947
	2018	3.033	2.828	22,338
	2017	2.498	3.033	21,847
	2016	2.475	2.498	20,872
	2015	2.492	2.475	20,740
	2014	2.290	2.492	21,657
	2013	1.685	2.290	23,229
	2012	1.402	1.685	23,765
	2011	1.467	1.402	24,548
	2010	1.265	1.467	23,159

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.762	4.556	249,929
	2018	4.490	3.762	306,301
	2017	3.789	4.490	378,384
	2016	3.443	3.789	431,948
	2015	3.560	3.443	496,570
	2014	3.415	3.560	523,028
	2013	2.557	3.415	619,808
	2012	2.270	2.557	801,652
	2011	2.590	2.270	904,292
	2010	2.049	2.590	903,157
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.918	2.122	285,508
	2018	2.307	1.918	317,596
	2017	2.011	2.307	351,035
	2016	1.909	2.011	452,122
	2015	2.076	1.909	532,214
	2014	2.376	2.076	487,743
	2013	1.966	2.376	615,482
	2012	1.691	1.966	765,025
	2011	1.925	1.691	840,062
	2010	1.806	1.925	947,057
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.592	1.614	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.979	2.118	—
	2010	1.618	1.979	40,143
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	3.035	3.732	46,760
	2018	3.369	3.035	47,642
	2017	2.946	3.369	88,365
	2016	2.961	2.946	92,106
	2015	3.065	2.961	94,958
	2014	2.589	3.065	134,858
	2013	1.782	2.589	130,584
	2012	1.527	1.782	182,158
	2011	1.516	1.527	192,076
	2010	1.233	1.516	213,462
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	2.029	2.039	—
	2013	1.562	2.029	205,488
	2012	1.382	1.562	267,392
	2011	1.498	1.382	588,539
	2010	1.307	1.498	311,817
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.865	3.658	30,468
	2018	2.966	2.865	32,480
	2017	2.524	2.966	32,690
	2016	2.339	2.524	35,528
	2015	2.341	2.339	40,893
	2014	2.146	2.341	29,273
	2013	1.679	2.146	36,028
	2012	1.473	1.679	42,880
	2011	1.460	1.473	53,664
	2010	1.318	1.460	60,501
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	3.210	4.171	99,240
	2018	3.265	3.210	120,126
	2017	2.641	3.265	140,492
	2016	2.501	2.641	173,513
	2015	2.317	2.501	179,663
	2014	2.067	2.317	256,034
	2013	1.525	2.067	226,299
	2012	1.289	1.525	251,626
	2011	1.320	1.289	256,882
	2010	1.222	1.320	262,911
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.596	3.289	35,149

Portfolio Architect Plus — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.898	2.596	38,146
	2017	2.567	2.898	44,397
	2016	2.310	2.567	53,048
	2015	2.419	2.310	60,478
	2014	2.203	2.419	118,915
	2013	1.693	2.203	101,015
	2012	1.478	1.693	122,575
	2011	1.432	1.478	137,646
	2010	1.331	1.432	161,545
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	4.234	5.282	61,778
	2018	4.164	4.234	75,825
	2017	3.408	4.164	84,068
	2016	3.277	3.408	105,342
	2015	3.485	3.277	134,659
	2014	3.406	3.485	155,234
	2013	2.356	3.406	164,428
	2012	2.007	2.356	221,373
	2011	2.013	2.007	238,765
	2010	1.636	2.013	274,528
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.979	0.967	—
	2010	0.912	0.979	130,236
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.514	1.627	51,282
	2013	1.297	1.514	52,863
	2012	1.192	1.297	62,157
	2011	1.212	1.192	62,193
	2010	1.100	1.212	69,847

Portfolio Architect Plus — Separate Account Charges 1.75%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.377	4.489	—
	2018	3.779	3.377	—
	2017	2.925	3.779	—
	2016	2.958	2.925	—
	2015	2.815	2.958	—
	2014	2.800	2.815	—
	2013	2.206	2.800	—
	2012	1.832	2.206	—
	2011	2.046	1.832	—
	2010	1.863	2.046	—
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.461	4.448	—
	2018	3.531	3.461	—
	2017	2.801	3.531	—
	2016	2.603	2.801	—
	2015	2.479	2.603	—
	2014	2.325	2.479	3,232
	2013	1.819	2.325	3,236
	2012	1.570	1.819	3,240
	2011	1.669	1.570	3,245
	2010	1.431	1.669	3,251
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.872	3.560	—
	2018	2.977	2.872	3,289
	2017	2.475	2.977	3,293
	2016	2.259	2.475	3,297
	2015	2.265	2.259	3,302
	2014	2.084	2.265	3,308
	2013	1.588	2.084	3,313
	2012	1.376	1.588	3,319
	2011	1.426	1.376	3,327
	2010	1.303	1.426	3,335

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.245	2.540	—
	2018	2.342	2.245	—
	2017	2.203	2.342	—
	2016	1.960	2.203	—
	2015	2.070	1.960	—
	2014	2.035	2.070	—
	2013	1.884	2.035	—
	2012	1.640	1.884	—
	2011	1.627	1.640	—
	2010	1.424	1.627	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.414	1.772	—
	2018	1.601	1.414	—
	2017	1.325	1.601	—
	2016	1.237	1.325	—
	2015	1.285	1.237	—
	2014	1.244	1.285	—
	2013	0.978	1.244	—
	2012	0.852	0.978	—
	2011	0.998	0.852	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.462	1.850	—
	2018	1.755	1.462	—
	2017	1.599	1.755	—
	2016	1.240	1.599	—
	2015	1.334	1.240	—
	2014	1.334	1.334	—
	2013	1.025	1.334	—
	2012	0.884	1.025	—
	2011	0.989	0.884	—
	2010	0.839	0.989	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.397	2.845	3,099
	2018	2.843	2.397	2,869
	2017	2.255	2.843	3,311
	2016	2.058	2.255	3,571
	2015	2.430	2.058	3,154
	2014	2.645	2.430	2,715
	2013	2.833	2.645	—
	2012	2.425	2.833	—
	2011	3.035	2.425	—
	2010	2.498	3.035	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.656	3.441	—
	2018	2.885	2.656	—
	2017	2.408	2.885	—
	2016	2.263	2.408	—
	2015	2.204	2.263	—
	2014	1.974	2.204	—
	2013	1.498	1.974	—
	2012	1.343	1.498	—
	2011	1.364	1.343	—
	2010	1.233	1.364	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.108	1.362	—
	2018	1.231	1.108	—
	2017	1.128	1.231	—
	2016	1.135	1.128	—
	2015	1.170	1.135	—
	2014	1.047	1.170	—
	2013	1.027	1.047	—
	2012	0.828	1.027	—
	2011	0.889	0.828	—
	2010	0.778	0.889	—
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.601	2.707	—
	2013	2.050	2.601	—
	2012	1.698	2.050	—
	2011	1.865	1.698	—
	2010	1.730	1.865	—
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.407	2.953	—

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.212	2.407	3,728
	2017	2.499	3.212	3,733
	2016	2.346	2.499	3,738
	2015	2.495	2.346	3,744
	2014	2.687	2.495	3,750
	2013	2.091	2.687	3,756
	2012	1.643	2.091	3,763
	2011	1.944	1.643	3,771
	2010	1.696	1.944	3,781
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.487	3.054	10,272
	2018	2.881	2.487	10,440
	2017	2.484	2.881	10,631
	2016	2.155	2.484	10,811
	2015	2.333	2.155	22,052
	2014	2.172	2.333	22,981
	2013	1.632	2.172	—
	2012	1.402	1.632	—
	2011	1.448	1.402	—
	2010	1.282	1.448	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.553	2.008	—
	2018	1.820	1.553	—
	2017	1.355	1.820	—
	2016	1.375	1.355	—
	2015	1.347	1.375	—
	2014	1.342	1.347	—
	2013	1.074	1.342	—
	2012	0.902	1.074	—
	2011	1.002	0.902	—
	2010	0.880	1.002	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.676	3.277	—
	2018	2.985	2.676	—
	2017	2.418	2.985	—
	2016	2.203	2.418	—
	2015	2.274	2.203	—
	2014	2.139	2.274	—
	2013	1.549	2.139	—
	2012	1.330	1.549	—
	2011	1.365	1.330	—
	2010	1.098	1.365	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.968	2.312	—
	2018	2.323	1.968	—
	2017	2.281	2.323	—
	2016	1.774	2.281	—
	2015	1.946	1.774	—
	2014	1.893	1.946	—
	2013	1.445	1.893	—
	2012	1.272	1.445	—
	2011	1.440	1.272	—
	2010	1.226	1.440	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	3.100	3.772	—
	2018	3.385	3.100	—
	2017	2.902	3.385	—
	2016	2.868	2.902	—
	2015	3.034	2.868	—
	2014	2.699	3.034	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	2.003	2.062	—
	2015	2.077	2.003	—
	2014	2.011	2.077	—
	2013	1.892	2.011	—
	2012	1.701	1.892	—
	2011	1.651	1.701	—
	2010	1.485	1.651	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.993	2.513	—

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.358	1.993	—
	2017	1.872	2.358	—
	2016	1.922	1.872	—
	2015	1.992	1.922	—
	2014	2.178	1.992	—
	2013	1.859	2.178	2,733
	2012	1.621	1.859	2,766
	2011	1.847	1.621	34,707
	2010	1.687	1.847	36,846
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.703	1.845	—
	2012	1.641	1.703	3,108
	2011	1.760	1.641	3,112
	2010	1.454	1.760	3,118
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.062	1.150	—
	2012	1.026	1.062	24,430
	2011	1.103	1.026	71,521
	2010	0.913	1.103	53,698
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.406	1.499	—
	2018	1.462	1.406	—
	2017	1.433	1.462	—
	2016	1.387	1.433	—
	2015	1.454	1.387	—
	2014	1.434	1.454	—
	2013	1.603	1.434	—
	2012	1.492	1.603	5,416
	2011	1.362	1.492	5,429
	2010	1.283	1.362	5,252
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.548	1.649	11,109
	2018	1.579	1.548	11,620
	2017	1.537	1.579	12,148
	2016	1.525	1.537	12,673
	2015	1.551	1.525	32,810
	2014	1.515	1.551	34,053
	2013	1.572	1.515	35,269
	2012	1.464	1.572	41,367
	2011	1.444	1.464	42,041
	2010	1.359	1.444	11,419
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.089	2.101	—
	2015	2.125	2.089	—
	2014	1.945	2.125	—
	2013	1.488	1.945	—
	2012	1.369	1.488	—
	2011	1.460	1.369	—
	2010	1.278	1.460	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.698	1.740	—
	2015	1.751	1.698	—
	2014	1.704	1.751	—
	2013	1.708	1.704	—
	2012	1.557	1.708	—
	2011	1.529	1.557	—
	2010	1.387	1.529	—
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.868	1.952	—
	2012	1.696	1.868	—
	2011	2.101	1.696	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.632	2.030	—
	2018	1.829	1.632	—
	2017	1.591	1.829	—
	2016	1.397	1.591	—
	2015	1.474	1.397	—
	2014	1.325	1.474	—
	2013	1.008	1.325	—
	2012	0.869	1.008	—
	2011	0.921	0.869	—
	2010	0.801	0.921	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.461	3.061	—

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.754	2.461	—
	2017	2.394	2.754	—
	2016	2.099	2.394	—
	2015	2.213	2.099	—
	2014	2.031	2.213	3,160
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.386	1.756	1,222
	2018	1.569	1.386	1,743
	2017	1.459	1.569	2,257
	2016	1.285	1.459	2,803
	2015	1.437	1.285	3,426
	2014	1.334	1.437	3,995
	2013	1.042	1.334	4,587
	2012	0.924	1.042	5,284
	2011	0.977	0.924	6,109
	2010	0.792	0.977	6,956
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.366	1.474	—
	2018	1.395	1.366	—
	2017	1.364	1.395	—
	2016	1.346	1.364	—
	2015	1.361	1.346	—
	2014	1.294	1.361	3,899
	2013	1.327	1.294	3,903
	2012	1.256	1.327	3,909
	2011	1.199	1.256	3,915
	2010	1.126	1.199	3,921
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.349	3.066	291
	2018	2.334	2.349	590
	2017	1.773	2.334	907
	2016	1.803	1.773	1,313
	2015	1.727	1.803	1,772
	2014	1.613	1.727	2,232
	2013	1.223	1.613	2,733
	2012	1.089	1.223	3,340
	2011	1.217	1.089	4,018
	2010	1.033	1.217	4,706
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.930	0.934	8,446
	2018	0.930	0.930	9,318
	2017	0.938	0.930	9,745
	2016	0.951	0.938	9,180
	2015	0.968	0.951	10,455
	2014	0.985	0.968	17,937
	2013	1.003	0.985	40,108
	2012	1.020	1.003	29,001
	2011	1.038	1.020	30,614
	2010	1.057	1.038	33,546
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.345	1.477	—
	2018	1.406	1.345	—
	2017	1.338	1.406	—
	2016	1.302	1.338	—
	2015	1.333	1.302	—
	2014	1.299	1.333	—
	2013	1.267	1.299	—
	2012	1.181	1.267	—
	2011	1.164	1.181	—
	2010	1.077	1.164	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.401	1.592	23,915
	2018	1.492	1.401	23,574
	2017	1.372	1.492	23,608
	2016	1.316	1.372	22,466
	2015	1.354	1.316	22,492
	2014	1.313	1.354	—
	2013	1.205	1.313	—
	2012	1.100	1.205	—
	2011	1.108	1.100	—
	2010	1.011	1.108	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.435	1.684	183,086

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.556	1.435	182,987
	2017	1.380	1.556	183,053
	2016	1.311	1.380	187,692
	2015	1.352	1.311	187,781
	2014	1.309	1.352	148,369
	2013	1.129	1.309	—
	2012	1.015	1.129	—
	2011	1.047	1.015	—
	2010	0.942	1.047	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.447	1.759	818,565
	2018	1.602	1.447	818,998
	2017	1.368	1.602	818,892
	2016	1.288	1.368	820,436
	2015	1.333	1.288	820,345
	2014	1.289	1.333	768,752
	2013	1.055	1.289	—
	2012	0.931	1.055	—
	2011	0.984	0.931	—
	2010	0.873	0.984	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.863	2.252	—
	2018	1.970	1.863	—
	2017	1.741	1.970	—
	2016	1.656	1.741	—
	2015	1.643	1.656	—
	2014	1.512	1.643	—
	2013	1.276	1.512	—
	2012	1.156	1.276	—
	2011	1.133	1.156	—
	2010	1.052	1.133	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.280	2.933	—
	2018	2.322	2.280	—
	2017	1.985	2.322	—
	2016	1.881	1.985	—
	2015	1.870	1.881	—
	2014	1.720	1.870	—
	2013	1.309	1.720	—
	2012	1.180	1.309	—
	2011	1.252	1.180	—
	2010	1.137	1.252	—
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.270	1.397	—
	2012	1.118	1.270	—
	2011	1.213	1.118	—
	2010	1.079	1.213	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.755	3.601	—
	2018	2.975	2.755	—
	2017	2.419	2.975	—
	2016	2.338	2.419	—
	2015	2.315	2.338	—
	2014	2.122	2.315	—
	2013	1.628	2.122	—
	2012	1.494	1.628	—
	2011	1.570	1.494	—
	2010	1.387	1.570	—
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.924	1.001	—
	2010	0.813	0.924	—
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.984	2.550	—
	2018	2.122	1.984	—
	2017	1.781	2.122	—
	2016	1.627	1.781	—
	2015	1.641	1.627	—
	2014	1.477	1.641	—
	2013	1.141	1.477	—
	2012	1.006	1.141	—
	2011	1.007	1.006	—
	2010	0.895	1.007	—
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.971	2.327	1,005

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.129	1.971	1,385
	2017	1.930	2.129	1,772
	2016	1.803	1.930	2,176
	2015	1.841	1.803	2,613
	2014	1.728	1.841	6,703
	2013	1.481	1.728	7,167
	2012	1.353	1.481	7,685
	2011	1.347	1.353	8,258
	2010	1.248	1.347	8,866
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.353	3.010	—
	2018	2.663	2.353	—
	2017	2.296	2.663	—
	2016	2.043	2.296	—
	2015	2.082	2.043	—
	2014	1.912	2.082	—
	2013	1.434	1.912	—
	2012	1.251	1.434	—
	2011	1.262	1.251	—
	2010	1.153	1.262	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.737	3.488	—
	2018	2.986	2.737	—
	2017	2.625	2.986	—
	2016	2.251	2.625	—
	2015	2.277	2.251	—
	2014	2.317	2.277	3,100
	2013	1.857	2.317	3,103
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.682	2.139	1,315
	2018	1.841	1.682	1,400
	2017	1.622	1.841	1,497
	2016	1.394	1.622	1,588
	2015	1.413	1.394	16,983
	2014	1.443	1.413	18,093
	2013	1.158	1.443	28,615
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.394	3.073	—
	2018	2.465	2.394	—
	2017	1.880	2.465	—
	2016	1.884	1.880	—
	2015	1.735	1.884	—
	2014	1.622	1.735	—
	2013	1.190	1.622	—
	2012	1.020	1.190	6,296
	2011	1.052	1.020	6,818
	2010	0.917	1.052	6,918
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.933	3.829	44,474
	2018	3.202	2.933	4,152
	2017	2.659	3.202	4,158
	2016	2.428	2.659	4,165
	2015	2.411	2.428	4,173
	2014	2.301	2.411	4,079
	2013	1.624	2.301	3,974
	2012	1.426	1.624	—
	2011	1.430	1.426	—
	2010	1.081	1.430	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	30.491	34.303	—
	2018	32.257	30.491	—
	2017	30.330	32.257	—
	2016	29.281	30.330	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.180	1.231	—
	2018	1.188	1.180	—
	2017	1.184	1.188	—
	2016	1.188	1.184	—
	2015	1.200	1.188	—
	2014	1.186	1.200	—
	2013	1.214	1.186	—
	2012	1.194	1.214	—
	2011	1.149	1.194	—
	2010	1.104	1.149	—
Fidelity ® Variable Insurance Products

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	3.077	3.969	—
	2018	3.354	3.077	3,008
	2017	2.807	3.354	3,012
	2016	2.652	2.807	3,016
	2015	2.687	2.652	3,021
	2014	2.449	2.687	3,026
	2013	1.903	2.449	3,031
	2012	1.668	1.903	3,036
	2011	1.746	1.668	3,043
	2010	1.520	1.746	3,051
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.805	3.579	—
	2018	3.011	2.805	—
	2017	2.481	3.011	—
	2016	2.459	2.481	—
	2015	2.477	2.459	—
	2014	2.278	2.477	—
	2013	1.677	2.278	—
	2012	1.396	1.677	—
	2011	1.461	1.396	—
	2010	1.260	1.461	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.732	4.517	—
	2018	4.457	3.732	—
	2017	3.763	4.457	—
	2016	3.421	3.763	—
	2015	3.539	3.421	—
	2014	3.397	3.539	—
	2013	2.544	3.397	—
	2012	2.260	2.544	—
	2011	2.580	2.260	—
	2010	2.042	2.580	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.903	2.104	—
	2018	2.290	1.903	—
	2017	1.997	2.290	—
	2016	1.896	1.997	—
	2015	2.064	1.896	—
	2014	2.364	2.064	—
	2013	1.956	2.364	—
	2012	1.684	1.956	—
	2011	1.917	1.684	984
	2010	1.800	1.917	987
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.587	1.608	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.971	2.109	—
	2010	1.613	1.971	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	3.011	3.701	43,820
	2018	3.344	3.011	3,656
	2017	2.926	3.344	3,661
	2016	2.942	2.926	3,667
	2015	3.047	2.942	3,674
	2014	2.575	3.047	3,598
	2013	1.773	2.575	3,511
	2012	1.520	1.773	—
	2011	1.510	1.520	—
	2010	1.229	1.510	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	2.018	2.028	—
	2013	1.554	2.018	3,164
	2012	1.376	1.554	4,141
	2011	1.492	1.376	6,035
	2010	1.302	1.492	9,080
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.843	3.628	—

Portfolio Architect Plus — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.944	2.843	—
	2017	2.506	2.944	—
	2016	2.324	2.506	—
	2015	2.327	2.324	—
	2014	2.134	2.327	—
	2013	1.670	2.134	—
	2012	1.466	1.670	—
	2011	1.454	1.466	—
	2010	1.314	1.454	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	3.185	4.136	—
	2018	3.241	3.185	—
	2017	2.622	3.241	—
	2016	2.485	2.622	—
	2015	2.303	2.485	—
	2014	2.056	2.303	—
	2013	1.518	2.056	—
	2012	1.284	1.518	—
	2011	1.315	1.284	—
	2010	1.218	1.315	—
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.576	3.262	—
	2018	2.877	2.576	—
	2017	2.549	2.877	—
	2016	2.296	2.549	—
	2015	2.405	2.296	—
	2014	2.191	2.405	—
	2013	1.684	2.191	—
	2012	1.471	1.684	—
	2011	1.427	1.471	—
	2010	1.326	1.427	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	4.201	5.237	—
	2018	4.134	4.201	—
	2017	3.385	4.134	—
	2016	3.256	3.385	—
	2015	3.465	3.256	—
	2014	3.388	3.465	—
	2013	2.345	3.388	—
	2012	1.998	2.345	—
	2011	2.005	1.998	—
	2010	1.630	2.005	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.975	0.963	—
	2010	0.909	0.975	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.507	1.618	—
	2013	1.291	1.507	—
	2012	1.187	1.291	—
	2011	1.208	1.187	—
	2010	1.096	1.208	—

Portfolio Architect Plus — Separate Account Charges 1.80%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.073	4.083	6,305
	2018	3.441	3.073	9,805
	2017	2.665	3.441	10,011
	2016	2.696	2.665	14,993
	2015	2.567	2.696	15,092
	2014	2.555	2.567	30,358
	2013	2.013	2.555	35,863
	2012	1.673	2.013	43,011
	2011	1.869	1.673	59,669
	2010	1.703	1.869	64,659

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.154	4.051	19,403
	2018	3.220	3.154	26,474
	2017	2.555	3.220	32,337
	2016	2.376	2.555	36,697
	2015	2.264	2.376	71,644
	2014	2.124	2.264	92,541
	2013	1.662	2.124	154,358
	2012	1.436	1.662	189,256
	2011	1.527	1.436	246,903
	2010	1.310	1.527	273,595
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.617	3.242	10,551
	2018	2.713	2.617	11,780
	2017	2.257	2.713	11,840
	2016	2.061	2.257	18,068
	2015	2.068	2.061	18,569
	2014	1.903	2.068	40,594
	2013	1.451	1.903	52,718
	2012	1.258	1.451	55,423
	2011	1.305	1.258	65,415
	2010	1.192	1.305	84,970
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.156	2.439	4,245
	2018	2.251	2.156	6,482
	2017	2.118	2.251	7,433
	2016	1.885	2.118	18,451
	2015	1.992	1.885	38,479
	2014	1.959	1.992	44,484
	2013	1.815	1.959	72,277
	2012	1.581	1.815	79,089
	2011	1.569	1.581	83,485
	2010	1.374	1.569	87,098
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.405	1.760	—
	2018	1.591	1.405	—
	2017	1.318	1.591	—
	2016	1.231	1.318	—
	2015	1.279	1.231	—
	2014	1.240	1.279	—
	2013	0.974	1.240	—
	2012	0.850	0.974	—
	2011	0.995	0.850	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.452	1.837	9,350
	2018	1.745	1.452	17,375
	2017	1.590	1.745	20,500
	2016	1.234	1.590	22,936
	2015	1.328	1.234	54,208
	2014	1.329	1.328	63,889
	2013	1.022	1.329	114,315
	2012	0.882	1.022	143,433
	2011	0.986	0.882	146,422
	2010	0.838	0.986	150,332
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.143	2.541	11,091
	2018	2.543	2.143	12,643
	2017	2.017	2.543	17,284
	2016	1.842	2.017	22,317
	2015	2.176	1.842	43,943
	2014	2.370	2.176	46,166
	2013	2.540	2.370	30,613
	2012	2.175	2.540	30,927
	2011	2.724	2.175	30,592
	2010	2.243	2.724	28,061
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.471	3.199	—
	2018	2.685	2.471	—
	2017	2.242	2.685	—
	2016	2.108	2.242	—
	2015	2.054	2.108	—
	2014	1.841	2.054	—
	2013	1.397	1.841	—
	2012	1.253	1.397	—
	2011	1.273	1.253	—
	2010	1.152	1.273	—

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.101	1.353	9,935
	2018	1.223	1.101	13,897
	2017	1.122	1.223	17,975
	2016	1.130	1.122	18,890
	2015	1.165	1.130	44,633
	2014	1.043	1.165	78,155
	2013	1.024	1.043	129,296
	2012	0.825	1.024	149,202
	2011	0.887	0.825	192,041
	2010	0.777	0.887	199,515
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.421	2.520	—
	2013	1.909	2.421	44,140
	2012	1.583	1.909	45,270
	2011	1.739	1.583	75,815
	2010	1.614	1.739	89,776
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.209	2.708	2,659
	2018	2.949	2.209	2,477
	2017	2.296	2.949	2,192
	2016	2.156	2.296	1,344
	2015	2.294	2.156	1,758
	2014	2.472	2.294	1,847
	2013	1.924	2.472	1,937
	2012	1.513	1.924	2,032
	2011	1.791	1.513	2,617
	2010	1.563	1.791	2,737
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.233	2.740	8,259
	2018	2.588	2.233	12,926
	2017	2.233	2.588	18,225
	2016	1.938	2.233	31,653
	2015	2.098	1.938	63,157
	2014	1.954	2.098	81,907
	2013	1.470	1.954	143,565
	2012	1.263	1.470	164,586
	2011	1.305	1.263	182,602
	2010	1.156	1.305	204,377
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.543	1.994	23,919
	2018	1.809	1.543	31,803
	2017	1.347	1.809	41,467
	2016	1.369	1.347	66,838
	2015	1.341	1.369	128,095
	2014	1.336	1.341	156,174
	2013	1.070	1.336	263,800
	2012	0.900	1.070	326,102
	2011	1.000	0.900	334,428
	2010	0.878	1.000	357,008
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.657	3.253	—
	2018	2.966	2.657	—
	2017	2.404	2.966	—
	2016	2.191	2.404	—
	2015	2.263	2.191	—
	2014	2.130	2.263	—
	2013	1.543	2.130	—
	2012	1.326	1.543	—
	2011	1.361	1.326	—
	2010	1.096	1.361	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.955	2.295	—
	2018	2.308	1.955	1,619
	2017	2.268	2.308	1,515
	2016	1.764	2.268	1,305
	2015	1.937	1.764	1,512
	2014	1.884	1.937	1,413
	2013	1.440	1.884	1,356
	2012	1.268	1.440	1,396
	2011	1.436	1.268	1,369
	2010	1.223	1.436	1,311
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.878	3.501	2,043

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.145	2.878	4,618
	2017	2.697	3.145	4,608
	2016	2.667	2.697	24,688
	2015	2.823	2.667	24,979
	2014	2.512	2.823	38,166
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.894	1.950	—
	2015	1.965	1.894	—
	2014	1.903	1.965	—
	2013	1.791	1.903	—
	2012	1.612	1.791	—
	2011	1.565	1.612	—
	2010	1.408	1.565	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.812	2.283	13,082
	2018	2.145	1.812	13,211
	2017	1.704	2.145	11,897
	2016	1.750	1.704	23,300
	2015	1.814	1.750	27,230
	2014	1.985	1.814	31,793
	2013	1.695	1.985	29,439
	2012	1.479	1.695	30,590
	2011	1.686	1.479	27,589
	2010	1.541	1.686	30,720
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.557	1.687	—
	2012	1.502	1.557	1,804
	2011	1.612	1.502	29,110
	2010	1.331	1.612	32,790
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.058	1.145	—
	2012	1.023	1.058	27,493
	2011	1.100	1.023	34,193
	2010	0.911	1.100	76,744
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.328	1.415	12,181
	2018	1.381	1.328	16,376
	2017	1.355	1.381	20,460
	2016	1.311	1.355	20,475
	2015	1.375	1.311	54,283
	2014	1.357	1.375	64,262
	2013	1.518	1.357	110,342
	2012	1.414	1.518	102,319
	2011	1.291	1.414	126,811
	2010	1.217	1.291	136,185
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.500	1.597	29,040
	2018	1.531	1.500	37,260
	2017	1.491	1.531	42,287
	2016	1.480	1.491	64,280
	2015	1.506	1.480	125,271
	2014	1.472	1.506	171,502
	2013	1.528	1.472	303,311
	2012	1.424	1.528	453,960
	2011	1.405	1.424	430,893
	2010	1.323	1.405	241,207
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.969	1.979	—
	2015	2.003	1.969	—
	2014	1.835	2.003	—
	2013	1.404	1.835	—
	2012	1.293	1.404	—
	2011	1.379	1.293	—
	2010	1.208	1.379	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.688	1.730	—
	2015	1.742	1.688	30,769
	2014	1.696	1.742	35,986
	2013	1.700	1.696	59,076
	2012	1.551	1.700	59,601
	2011	1.524	1.551	60,820
	2010	1.383	1.524	107,263
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.666	1.740	—
	2012	1.513	1.666	—
	2011	1.875	1.513	—

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.622	2.016	12,945
	2018	1.818	1.622	13,717
	2017	1.583	1.818	22,817
	2016	1.390	1.583	25,342
	2015	1.468	1.390	57,454
	2014	1.319	1.468	60,006
	2013	1.004	1.319	69,904
	2012	0.867	1.004	140,291
	2011	0.919	0.867	182,403
	2010	0.800	0.919	190,937
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.211	2.749	3,790
	2018	2.476	2.211	3,807
	2017	2.153	2.476	8,388
	2016	1.889	2.153	3,840
	2015	1.993	1.889	3,860
	2014	1.829	1.993	3,881
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.377	1.744	12,055
	2018	1.560	1.377	16,238
	2017	1.451	1.560	21,732
	2016	1.279	1.451	23,496
	2015	1.431	1.279	56,894
	2014	1.329	1.431	68,732
	2013	1.038	1.329	118,526
	2012	0.922	1.038	151,264
	2011	0.974	0.922	161,883
	2010	0.790	0.974	182,953
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.326	1.430	—
	2018	1.355	1.326	—
	2017	1.325	1.355	—
	2016	1.308	1.325	—
	2015	1.324	1.308	—
	2014	1.259	1.324	—
	2013	1.292	1.259	—
	2012	1.223	1.292	—
	2011	1.168	1.223	—
	2010	1.098	1.168	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.217	2.892	—
	2018	2.204	2.217	—
	2017	1.675	2.204	—
	2016	1.704	1.675	—
	2015	1.633	1.704	—
	2014	1.526	1.633	—
	2013	1.158	1.526	—
	2012	1.031	1.158	—
	2011	1.153	1.031	—
	2010	0.979	1.153	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.925	0.927	123,331
	2018	0.925	0.925	162,893
	2017	0.933	0.925	221,752
	2016	0.947	0.933	296,513
	2015	0.964	0.947	448,673
	2014	0.982	0.964	296,135
	2013	0.999	0.982	349,017
	2012	1.018	0.999	414,384
	2011	1.036	1.018	483,466
	2010	1.055	1.036	678,570
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.337	1.467	—
	2018	1.398	1.337	—
	2017	1.331	1.398	691
	2016	1.296	1.331	11,918
	2015	1.327	1.296	15,584
	2014	1.294	1.327	16,375
	2013	1.263	1.294	17,172
	2012	1.178	1.263	18,015
	2011	1.161	1.178	18,936
	2010	1.075	1.161	19,884
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.392	1.581	—

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.483	1.392	—
	2017	1.365	1.483	—
	2016	1.310	1.365	—
	2015	1.348	1.310	—
	2014	1.308	1.348	—
	2013	1.201	1.308	—
	2012	1.097	1.201	—
	2011	1.105	1.097	—
	2010	1.009	1.105	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.426	1.673	613,778
	2018	1.547	1.426	713,455
	2017	1.373	1.547	752,709
	2016	1.305	1.373	777,085
	2015	1.346	1.305	948,883
	2014	1.304	1.346	1,378,230
	2013	1.126	1.304	9,804
	2012	1.012	1.126	10,286
	2011	1.045	1.012	11,629
	2010	0.940	1.045	12,163
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.438	1.747	44,504
	2018	1.593	1.438	45,050
	2017	1.361	1.593	45,662
	2016	1.281	1.361	106,877
	2015	1.327	1.281	134,310
	2014	1.284	1.327	260,669
	2013	1.052	1.284	—
	2012	0.928	1.052	—
	2011	0.982	0.928	—
	2010	0.872	0.982	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.849	2.234	—
	2018	1.957	1.849	—
	2017	1.730	1.957	—
	2016	1.647	1.730	19,023
	2015	1.634	1.647	20,366
	2014	1.505	1.634	21,350
	2013	1.271	1.505	28,908
	2012	1.152	1.271	29,840
	2011	1.129	1.152	32,263
	2010	1.049	1.129	35,150
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.110	2.713	—
	2018	2.150	2.110	—
	2017	1.839	2.150	—
	2016	1.744	1.839	—
	2015	1.734	1.744	—
	2014	1.596	1.734	—
	2013	1.215	1.596	—
	2012	1.096	1.215	—
	2011	1.163	1.096	—
	2010	1.058	1.163	—
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.174	1.291	—
	2012	1.033	1.174	25,514
	2011	1.122	1.033	26,616
	2010	0.998	1.122	27,857
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.484	3.245	2,169
	2018	2.684	2.484	2,170
	2017	2.184	2.684	2,171
	2016	2.112	2.184	—
	2015	2.092	2.112	—
	2014	1.918	2.092	—
	2013	1.472	1.918	—
	2012	1.352	1.472	6,455
	2011	1.421	1.352	7,287
	2010	1.256	1.421	21,443
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.922	0.998	—
	2010	0.811	0.922	—
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.971	2.532	5,572

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.109	1.971	5,696
	2017	1.771	2.109	6,139
	2016	1.619	1.771	23,788
	2015	1.633	1.619	25,133
	2014	1.470	1.633	26,414
	2013	1.137	1.470	30,541
	2012	1.003	1.137	31,894
	2011	1.005	1.003	33,271
	2010	0.893	1.005	34,826
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.847	2.179	16,929
	2018	1.996	1.847	29,149
	2017	1.811	1.996	33,871
	2016	1.692	1.811	35,864
	2015	1.728	1.692	102,318
	2014	1.623	1.728	152,406
	2013	1.392	1.623	255,581
	2012	1.273	1.392	292,369
	2011	1.268	1.273	322,189
	2010	1.175	1.268	338,603
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.336	2.986	—
	2018	2.645	2.336	—
	2017	2.282	2.645	—
	2016	2.031	2.282	15,194
	2015	2.071	2.031	16,053
	2014	1.903	2.071	16,871
	2013	1.427	1.903	19,507
	2012	1.246	1.427	—
	2011	1.258	1.246	—
	2010	1.149	1.258	15,846
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.495	3.178	1,837
	2018	2.723	2.495	1,838
	2017	2.395	2.723	1,839
	2016	2.055	2.395	1,840
	2015	2.080	2.055	1,888
	2014	2.118	2.080	1,938
	2013	1.698	2.118	1,782
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.671	2.124	1,623
	2018	1.829	1.671	1,644
	2017	1.613	1.829	7,924
	2016	1.387	1.613	11,467
	2015	1.407	1.387	12,832
	2014	1.436	1.407	23,238
	2013	1.153	1.436	26,088
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.379	3.052	—
	2018	2.451	2.379	—
	2017	1.870	2.451	—
	2016	1.875	1.870	—
	2015	1.727	1.875	—
	2014	1.616	1.727	—
	2013	1.186	1.616	—
	2012	1.017	1.186	3,654
	2011	1.050	1.017	3,775
	2010	0.916	1.050	3,899
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.910	3.797	928
	2018	3.179	2.910	913
	2017	2.641	3.179	1,008
	2016	2.412	2.641	1,614
	2015	2.397	2.412	1,631
	2014	2.289	2.397	1,698
	2013	1.616	2.289	9,257
	2012	1.420	1.616	9,372
	2011	1.425	1.420	9,462
	2010	1.077	1.425	9,593
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	30.125	33.874	716
	2018	31.886	30.125	880
	2017	29.995	31.886	1,038
	2016	28.967	29.995	793
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.171	1.222	—

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.180	1.171	—
	2017	1.176	1.180	—
	2016	1.181	1.176	—
	2015	1.194	1.181	—
	2014	1.180	1.194	—
	2013	1.209	1.180	—
	2012	1.189	1.209	—
	2011	1.146	1.189	—
	2010	1.101	1.146	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.870	3.701	3,208
	2018	3.131	2.870	4,319
	2017	2.621	3.131	5,946
	2016	2.477	2.621	6,992
	2015	2.512	2.477	15,944
	2014	2.291	2.512	20,919
	2013	1.781	2.291	40,334
	2012	1.561	1.781	48,721
	2011	1.635	1.561	56,705
	2010	1.424	1.635	60,189
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.580	3.290	—
	2018	2.770	2.580	—
	2017	2.284	2.770	—
	2016	2.265	2.284	—
	2015	2.283	2.265	—
	2014	2.100	2.283	—
	2013	1.547	2.100	—
	2012	1.288	1.547	—
	2011	1.349	1.288	—
	2010	1.164	1.349	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.338	4.039	3,521
	2018	3.989	3.338	3,284
	2017	3.369	3.989	3,495
	2016	3.065	3.369	1,609
	2015	3.172	3.065	11,012
	2014	3.046	3.172	12,295
	2013	2.283	3.046	15,122
	2012	2.029	2.283	15,540
	2011	2.317	2.029	20,061
	2010	1.835	2.317	28,028
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.721	1.902	10,054
	2018	2.072	1.721	24,009
	2017	1.808	2.072	43,586
	2016	1.718	1.808	50,428
	2015	1.870	1.718	72,646
	2014	2.143	1.870	82,918
	2013	1.774	2.143	127,026
	2012	1.528	1.774	167,384
	2011	1.741	1.528	156,213
	2010	1.635	1.741	241,331
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.480	1.499	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.760	1.883	—
	2010	1.440	1.760	1
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.718	3.338	—
	2018	3.019	2.718	—
	2017	2.643	3.019	—
	2016	2.659	2.643	—
	2015	2.755	2.659	—
	2014	2.330	2.755	—
	2013	1.605	2.330	—
	2012	1.377	1.605	—
	2011	1.368	1.377	—
	2010	1.114	1.368	1
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.818	1.826	—

Portfolio Architect Plus — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2013	1.400	1.818	3,902
	2012	1.240	1.400	18,598
	2011	1.346	1.240	20,391
	2010	1.175	1.346	23,302
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.596	3.312	—
	2018	2.691	2.596	—
	2017	2.292	2.691	—
	2016	2.126	2.292	—
	2015	2.130	2.126	—
	2014	1.954	2.130	—
	2013	1.530	1.954	—
	2012	1.344	1.530	—
	2011	1.334	1.344	10,981
	2010	1.206	1.334	12,004
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.864	3.718	—
	2018	2.916	2.864	—
	2017	2.361	2.916	—
	2016	2.238	2.361	—
	2015	2.076	2.238	—
	2014	1.854	2.076	—
	2013	1.369	1.854	—
	2012	1.159	1.369	—
	2011	1.187	1.159	—
	2010	1.101	1.187	—
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.290	2.898	4,826
	2018	2.559	2.290	5,017
	2017	2.268	2.559	4,973
	2016	2.044	2.268	—
	2015	2.142	2.044	—
	2014	1.953	2.142	—
	2013	1.502	1.953	—
	2012	1.313	1.502	—
	2011	1.274	1.313	—
	2010	1.185	1.274	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	3.731	4.649	1,118
	2018	3.673	3.731	1,118
	2017	3.009	3.673	1,299
	2016	2.896	3.009	1,943
	2015	3.083	2.896	12,930
	2014	3.016	3.083	13,458
	2013	2.088	3.016	16,553
	2012	1.781	2.088	17,039
	2011	1.788	1.781	17,558
	2010	1.454	1.788	19,083
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.972	0.959	—
	2010	0.906	0.972	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.499	1.610	—
	2013	1.286	1.499	—
	2012	1.183	1.286	—
	2011	1.204	1.183	—
	2010	1.093	1.204	—

Portfolio Architect Plus — Separate Account Charges 1.90%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.299	4.378	64,429

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.697	3.299	63,520
	2017	2.866	3.697	66,033
	2016	2.903	2.866	111,649
	2015	2.766	2.903	116,487
	2014	2.756	2.766	88,396
	2013	2.174	2.756	114,915
	2012	1.808	2.174	121,254
	2011	2.022	1.808	126,793
	2010	1.845	2.022	157,186
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.381	4.338	183,551
	2018	3.455	3.381	188,354
	2017	2.744	3.455	225,040
	2016	2.555	2.744	273,717
	2015	2.436	2.555	294,539
	2014	2.288	2.436	283,771
	2013	1.793	2.288	333,902
	2012	1.550	1.793	342,877
	2011	1.650	1.550	395,561
	2010	1.417	1.650	426,276
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.806	3.473	238,765
	2018	2.912	2.806	252,297
	2017	2.425	2.912	279,480
	2016	2.216	2.425	293,542
	2015	2.226	2.216	331,474
	2014	2.051	2.226	385,838
	2013	1.566	2.051	439,204
	2012	1.358	1.566	452,685
	2011	1.410	1.358	490,288
	2010	1.290	1.410	507,446
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.193	2.478	108,665
	2018	2.292	2.193	124,608
	2017	2.159	2.292	135,229
	2016	1.923	2.159	142,101
	2015	2.034	1.923	150,952
	2014	2.003	2.034	189,357
	2013	1.857	2.003	252,850
	2012	1.619	1.857	265,021
	2011	1.608	1.619	256,643
	2010	1.410	1.608	269,070
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.388	1.736	—
	2018	1.573	1.388	—
	2017	1.304	1.573	—
	2016	1.219	1.304	—
	2015	1.268	1.219	—
	2014	1.230	1.268	—
	2013	0.968	1.230	—
	2012	0.845	0.968	—
	2011	0.990	0.845	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.434	1.812	164,781
	2018	1.724	1.434	174,712
	2017	1.573	1.724	174,168
	2016	1.222	1.573	200,567
	2015	1.316	1.222	224,508
	2014	1.319	1.316	557,492
	2013	1.015	1.319	594,058
	2012	0.877	1.015	618,577
	2011	0.982	0.877	632,610
	2010	0.835	0.982	656,664
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.342	2.775	130,969
	2018	2.782	2.342	174,422
	2017	2.209	2.782	165,990
	2016	2.019	2.209	188,639
	2015	2.388	2.019	220,797
	2014	2.603	2.388	218,248
	2013	2.792	2.603	65,443
	2012	2.394	2.792	63,066
	2011	3.001	2.394	76,518
	2010	2.473	3.001	83,163

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.595	3.356	12,540
	2018	2.823	2.595	16,483
	2017	2.359	2.823	16,534
	2016	2.220	2.359	16,696
	2015	2.166	2.220	47,416
	2014	1.943	2.166	62,450
	2013	1.476	1.943	107,990
	2012	1.326	1.476	111,711
	2011	1.348	1.326	133,937
	2010	1.220	1.348	151,467
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.087	1.335	85,609
	2018	1.209	1.087	100,505
	2017	1.111	1.209	101,872
	2016	1.119	1.111	99,269
	2015	1.155	1.119	165,202
	2014	1.035	1.155	183,688
	2013	1.017	1.035	216,297
	2012	0.821	1.017	214,654
	2011	0.883	0.821	234,740
	2010	0.774	0.883	239,136
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.560	2.663	—
	2013	2.020	2.560	214,706
	2012	1.677	2.020	222,456
	2011	1.844	1.677	231,540
	2010	1.713	1.844	241,815
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.351	2.880	37,950
	2018	3.142	2.351	51,652
	2017	2.449	3.142	58,771
	2016	2.302	2.449	54,602
	2015	2.452	2.302	75,358
	2014	2.645	2.452	85,675
	2013	2.061	2.645	79,802
	2012	1.622	2.061	86,269
	2011	1.922	1.622	96,070
	2010	1.679	1.922	122,803
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.429	2.979	259,560
	2018	2.819	2.429	265,649
	2017	2.434	2.819	269,207
	2016	2.115	2.434	285,226
	2015	2.292	2.115	358,504
	2014	2.137	2.292	359,674
	2013	1.609	2.137	104,453
	2012	1.384	1.609	113,050
	2011	1.431	1.384	129,315
	2010	1.270	1.431	140,257
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.524	1.967	36,217
	2018	1.788	1.524	50,703
	2017	1.333	1.788	68,515
	2016	1.355	1.333	89,102
	2015	1.329	1.355	172,717
	2014	1.326	1.329	194,057
	2013	1.063	1.326	291,705
	2012	0.894	1.063	308,735
	2011	0.995	0.894	308,590
	2010	0.875	0.995	314,154
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.622	3.206	—
	2018	2.929	2.622	—
	2017	2.376	2.929	—
	2016	2.168	2.376	—
	2015	2.241	2.168	—
	2014	2.112	2.241	—
	2013	1.531	2.112	8,855
	2012	1.317	1.531	8,855
	2011	1.354	1.317	8,855
	2010	1.091	1.354	8,855
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.928	2.261	—

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.279	1.928	—
	2017	2.241	2.279	—
	2016	1.746	2.241	—
	2015	1.918	1.746	—
	2014	1.868	1.918	—
	2013	1.429	1.868	—
	2012	1.259	1.429	—
	2011	1.428	1.259	—
	2010	1.217	1.428	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	3.028	3.679	33,264
	2018	3.312	3.028	34,842
	2017	2.843	3.312	37,929
	2016	2.814	2.843	41,236
	2015	2.982	2.814	51,802
	2014	2.655	2.982	248,390
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.965	2.022	—
	2015	2.041	1.965	31,300
	2014	1.979	2.041	50,125
	2013	1.864	1.979	88,510
	2012	1.679	1.864	93,232
	2011	1.632	1.679	93,259
	2010	1.470	1.632	89,883
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.947	2.451	46,846
	2018	2.307	1.947	57,239
	2017	1.835	2.307	59,195
	2016	1.886	1.835	76,002
	2015	1.957	1.886	141,165
	2014	2.144	1.957	148,167
	2013	1.832	2.144	222,708
	2012	1.600	1.832	241,788
	2011	1.826	1.600	282,332
	2010	1.671	1.826	283,229
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.678	1.817	—
	2012	1.620	1.678	104,126
	2011	1.740	1.620	104,576
	2010	1.439	1.740	106,259
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.050	1.136	—
	2012	1.016	1.050	401,086
	2011	1.093	1.016	442,557
	2010	0.907	1.093	705,602
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.373	1.462	141,857
	2018	1.430	1.373	161,514
	2017	1.404	1.430	161,484
	2016	1.361	1.404	147,493
	2015	1.429	1.361	227,317
	2014	1.411	1.429	233,477
	2013	1.580	1.411	201,191
	2012	1.473	1.580	168,276
	2011	1.347	1.473	182,335
	2010	1.271	1.347	198,350
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.512	1.609	473,924
	2018	1.544	1.512	495,917
	2017	1.506	1.544	550,971
	2016	1.496	1.506	610,483
	2015	1.525	1.496	775,966
	2014	1.491	1.525	805,397
	2013	1.550	1.491	985,812
	2012	1.446	1.550	1,255,619
	2011	1.428	1.446	1,493,523
	2010	1.345	1.428	470,577
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.050	2.060	—
	2015	2.088	2.050	15,054
	2014	1.915	2.088	—
	2013	1.466	1.915	—
	2012	1.351	1.466	—
	2011	1.443	1.351	—
	2010	1.265	1.443	—

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.669	1.709	—
	2015	1.723	1.669	161,879
	2014	1.679	1.723	104,448
	2013	1.685	1.679	114,042
	2012	1.539	1.685	108,736
	2011	1.514	1.539	112,531
	2010	1.375	1.514	118,713
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.842	1.923	—
	2012	1.674	1.842	17,565
	2011	2.076	1.674	18,734
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.602	1.988	263,442
	2018	1.797	1.602	270,061
	2017	1.566	1.797	276,204
	2016	1.377	1.566	300,596
	2015	1.455	1.377	382,901
	2014	1.309	1.455	348,699
	2013	0.997	1.309	419,690
	2012	0.862	0.997	437,276
	2011	0.915	0.862	521,650
	2010	0.797	0.915	543,344
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.404	2.986	—
	2018	2.694	2.404	—
	2017	2.345	2.694	—
	2016	2.060	2.345	—
	2015	2.175	2.060	1,907
	2014	1.998	2.175	1,911
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.359	1.720	80,460
	2018	1.542	1.359	88,947
	2017	1.436	1.542	93,636
	2016	1.267	1.436	127,923
	2015	1.418	1.267	172,412
	2014	1.318	1.418	213,196
	2013	1.031	1.318	304,711
	2012	0.916	1.031	328,300
	2011	0.970	0.916	357,512
	2010	0.787	0.970	383,287
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.334	1.438	26,076
	2018	1.365	1.334	21,595
	2017	1.336	1.365	21,327
	2016	1.320	1.336	26,443
	2015	1.338	1.320	27,179
	2014	1.273	1.338	40,216
	2013	1.308	1.273	34,439
	2012	1.239	1.308	34,891
	2011	1.185	1.239	41,994
	2010	1.115	1.185	58,853
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.294	2.991	41,309
	2018	2.283	2.294	59,212
	2017	1.738	2.283	63,627
	2016	1.769	1.738	65,780
	2015	1.697	1.769	77,171
	2014	1.588	1.697	82,369
	2013	1.206	1.588	84,844
	2012	1.075	1.206	84,562
	2011	1.203	1.075	117,817
	2010	1.023	1.203	120,001
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.909	0.911	494,816
	2018	0.910	0.909	575,990
	2017	0.919	0.910	581,694
	2016	0.934	0.919	575,642
	2015	0.951	0.934	651,702
	2014	0.970	0.951	682,303
	2013	0.988	0.970	915,161
	2012	1.007	0.988	1,028,030
	2011	1.027	1.007	1,353,079
	2010	1.046	1.027	1,614,808
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.320	1.447	—

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.381	1.320	—
	2017	1.316	1.381	—
	2016	1.284	1.316	—
	2015	1.316	1.284	—
	2014	1.284	1.316	—
	2013	1.255	1.284	—
	2012	1.171	1.255	—
	2011	1.156	1.171	—
	2010	1.071	1.156	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.375	1.559	242,744
	2018	1.466	1.375	111,093
	2017	1.350	1.466	111,126
	2016	1.297	1.350	121,990
	2015	1.336	1.297	178,771
	2014	1.298	1.336	309,169
	2013	1.193	1.298	15,192
	2012	1.091	1.193	75,851
	2011	1.100	1.091	82,108
	2010	1.005	1.100	66,953
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.408	1.650	1,538,060
	2018	1.529	1.408	1,752,644
	2017	1.358	1.529	1,850,023
	2016	1.292	1.358	1,920,119
	2015	1.334	1.292	2,010,427
	2014	1.294	1.334	2,022,934
	2013	1.118	1.294	678,453
	2012	1.006	1.118	695,184
	2011	1.040	1.006	714,339
	2010	0.937	1.040	735,217
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.419	1.723	1,218,253
	2018	1.574	1.419	1,282,113
	2017	1.347	1.574	1,615,094
	2016	1.269	1.347	1,636,714
	2015	1.316	1.269	1,646,410
	2014	1.274	1.316	1,963,365
	2013	1.045	1.274	24,096
	2012	0.923	1.045	45,918
	2011	0.978	0.923	45,998
	2010	0.869	0.978	46,086
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.822	2.199	—
	2018	1.930	1.822	—
	2017	1.708	1.930	—
	2016	1.627	1.708	—
	2015	1.617	1.627	13,158
	2014	1.491	1.617	13,184
	2013	1.260	1.491	191,056
	2012	1.143	1.260	205,757
	2011	1.122	1.143	221,587
	2010	1.043	1.122	240,250
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.227	2.861	11,235
	2018	2.272	2.227	11,378
	2017	1.944	2.272	11,598
	2016	1.846	1.944	8,077
	2015	1.837	1.846	8,068
	2014	1.693	1.837	8,178
	2013	1.290	1.693	8,305
	2012	1.165	1.290	8,997
	2011	1.238	1.165	9,267
	2010	1.126	1.238	10,866
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.252	1.377	—
	2012	1.103	1.252	126,107
	2011	1.199	1.103	155,023
	2010	1.068	1.199	163,036
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.691	3.512	7,283

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.911	2.691	7,511
	2017	2.370	2.911	11,084
	2016	2.294	2.370	11,385
	2015	2.275	2.294	13,966
	2014	2.088	2.275	14,286
	2013	1.605	2.088	19,850
	2012	1.475	1.605	22,546
	2011	1.552	1.475	23,306
	2010	1.373	1.552	46,805
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.917	0.993	—
	2010	0.808	0.917	—
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.945	2.496	91,054
	2018	2.083	1.945	91,292
	2017	1.751	2.083	91,540
	2016	1.602	1.751	98,946
	2015	1.618	1.602	72,026
	2014	1.458	1.618	72,057
	2013	1.129	1.458	81,021
	2012	0.997	1.129	131,415
	2011	0.999	0.997	188,966
	2010	0.890	0.999	225,288
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.925	2.269	214,856
	2018	2.082	1.925	222,151
	2017	1.891	2.082	244,589
	2016	1.769	1.891	279,612
	2015	1.809	1.769	329,922
	2014	1.700	1.809	443,650
	2013	1.459	1.700	570,233
	2012	1.336	1.459	573,349
	2011	1.332	1.336	593,385
	2010	1.236	1.332	630,367
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.302	2.940	41,349
	2018	2.609	2.302	59,436
	2017	2.253	2.609	70,772
	2016	2.008	2.253	88,358
	2015	2.049	2.008	118,835
	2014	1.885	2.049	137,618
	2013	1.415	1.885	166,938
	2012	1.237	1.415	73,379
	2011	1.250	1.237	94,515
	2010	1.143	1.250	96,080
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.673	3.402	63,203
	2018	2.921	2.673	65,518
	2017	2.572	2.921	71,334
	2016	2.208	2.572	74,658
	2015	2.238	2.208	78,225
	2014	2.280	2.238	82,452
	2013	1.830	2.280	100,090
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.648	2.093	98,271
	2018	1.806	1.648	102,293
	2017	1.594	1.806	156,768
	2016	1.372	1.594	167,525
	2015	1.393	1.372	204,691
	2014	1.424	1.393	217,273
	2013	1.144	1.424	369,840
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.349	3.010	6,251
	2018	2.423	2.349	17,191
	2017	1.850	2.423	17,544
	2016	1.857	1.850	21,760
	2015	1.712	1.857	34,360
	2014	1.604	1.712	27,324
	2013	1.178	1.604	42,203
	2012	1.012	1.178	267,091
	2011	1.045	1.012	236,797
	2010	0.912	1.045	409,259
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.865	3.735	17,925

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.133	2.865	20,707
	2017	2.606	3.133	21,481
	2016	2.382	2.606	22,208
	2015	2.370	2.382	35,432
	2014	2.265	2.370	50,957
	2013	1.601	2.265	60,388
	2012	1.408	1.601	63,621
	2011	1.414	1.408	67,943
	2010	1.070	1.414	117,116
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	29.405	33.031	7,430
	2018	31.155	29.405	7,534
	2017	29.338	31.155	8,352
	2016	28.351	29.338	11,194
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.154	1.203	41,281
	2018	1.164	1.154	41,394
	2017	1.162	1.164	43,978
	2016	1.167	1.162	80,142
	2015	1.181	1.167	308,867
	2014	1.169	1.181	269,756
	2013	1.198	1.169	260,593
	2012	1.180	1.198	259,491
	2011	1.138	1.180	271,196
	2010	1.094	1.138	286,755
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	3.005	3.871	54,781
	2018	3.281	3.005	57,233
	2017	2.750	3.281	60,472
	2016	2.602	2.750	63,854
	2015	2.641	2.602	66,639
	2014	2.411	2.641	79,972
	2013	1.876	2.411	90,252
	2012	1.647	1.876	94,011
	2011	1.726	1.647	96,023
	2010	1.505	1.726	113,857
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.740	3.491	3,227
	2018	2.945	2.740	3,232
	2017	2.431	2.945	4,815
	2016	2.413	2.431	6,636
	2015	2.434	2.413	7,275
	2014	2.242	2.434	7,281
	2013	1.653	2.242	17,411
	2012	1.378	1.653	17,417
	2011	1.444	1.378	17,424
	2010	1.248	1.444	17,432
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.646	4.406	100,665
	2018	4.360	3.646	120,966
	2017	3.687	4.360	131,398
	2016	3.357	3.687	134,612
	2015	3.478	3.357	138,329
	2014	3.343	3.478	160,224
	2013	2.508	3.343	181,765
	2012	2.231	2.508	189,537
	2011	2.551	2.231	191,678
	2010	2.022	2.551	200,306
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.859	2.052	263,309
	2018	2.241	1.859	285,073
	2017	1.957	2.241	277,277
	2016	1.861	1.957	307,906
	2015	2.028	1.861	309,725
	2014	2.326	2.028	487,286
	2013	1.928	2.326	519,935
	2012	1.662	1.928	561,321
	2011	1.895	1.662	743,191
	2010	1.782	1.895	771,223
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.571	1.591	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.949	2.084	—

Portfolio Architect Plus — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2010	1.597	1.949	19,441
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.941	3.610	13,147
	2018	3.271	2.941	12,325
	2017	2.867	3.271	13,540
	2016	2.887	2.867	13,658
	2015	2.994	2.887	13,500
	2014	2.535	2.994	227,646
	2013	1.748	2.535	204,315
	2012	1.501	1.748	213,229
	2011	1.493	1.501	220,847
	2010	1.217	1.493	231,928
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.986	1.995	—
	2013	1.532	1.986	24,248
	2012	1.358	1.532	24,566
	2011	1.475	1.358	37,918
	2010	1.289	1.475	24,528
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.777	3.538	—
	2018	2.881	2.777	1,457
	2017	2.456	2.881	1,459
	2016	2.280	2.456	1,463
	2015	2.287	2.280	1,466
	2014	2.100	2.287	1,470
	2013	1.646	2.100	1,473
	2012	1.447	1.646	1,477
	2011	1.438	1.447	1,482
	2010	1.301	1.438	1,488
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	3.111	4.034	2,694
	2018	3.171	3.111	4,361
	2017	2.569	3.171	13,444
	2016	2.438	2.569	13,686
	2015	2.264	2.438	14,389
	2014	2.024	2.264	15,251
	2013	1.496	2.024	15,848
	2012	1.267	1.496	17,007
	2011	1.300	1.267	19,332
	2010	1.206	1.300	21,613
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.516	3.181	—
	2018	2.814	2.516	—
	2017	2.497	2.814	—
	2016	2.252	2.497	5,212
	2015	2.363	2.252	5,217
	2014	2.156	2.363	5,221
	2013	1.660	2.156	5,226
	2012	1.453	1.660	5,231
	2011	1.410	1.453	21,494
	2010	1.313	1.410	21,501
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	4.104	5.108	5,751
	2018	4.044	4.104	7,052
	2017	3.316	4.044	15,226
	2016	3.195	3.316	18,751
	2015	3.405	3.195	18,713
	2014	3.334	3.405	18,855
	2013	2.311	3.334	22,508
	2012	1.972	2.311	23,618
	2011	1.983	1.972	24,457
	2010	1.614	1.983	25,443
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.965	0.952	—
	2010	0.900	0.965	57,769
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.485	1.592	4,452
	2013	1.275	1.485	4,459
	2012	1.174	1.275	4,467
	2011	1.196	1.174	25,974
	2010	1.087	1.196	25,984

Portfolio Architect Plus — Separate Account Charges 1.95%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.273	4.342	788,172
	2018	3.669	3.273	892,432
	2017	2.846	3.669	969,784
	2016	2.884	2.846	1,255,774
	2015	2.750	2.884	1,565,345
	2014	2.741	2.750	1,800,566
	2013	2.163	2.741	2,468,217
	2012	1.800	2.163	2,957,074
	2011	2.015	1.800	3,741,951
	2010	1.838	2.015	4,333,180
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.354	4.302	1,893,853
	2018	3.429	3.354	2,154,099
	2017	2.725	3.429	2,584,122
	2016	2.538	2.725	3,235,195
	2015	2.422	2.538	3,728,718
	2014	2.276	2.422	4,775,079
	2013	1.784	2.276	6,483,424
	2012	1.543	1.784	8,211,577
	2011	1.644	1.543	10,177,776
	2010	1.412	1.644	11,683,994
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.784	3.443	1,963,504
	2018	2.890	2.784	2,215,094
	2017	2.408	2.890	2,635,335
	2016	2.202	2.408	3,294,390
	2015	2.213	2.202	3,941,882
	2014	2.040	2.213	4,868,958
	2013	1.558	2.040	6,600,566
	2012	1.352	1.558	8,146,265
	2011	1.405	1.352	9,752,589
	2010	1.285	1.405	11,084,770
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.175	2.457	540,939
	2018	2.275	2.175	552,217
	2017	2.144	2.275	620,293
	2016	1.911	2.144	796,141
	2015	2.022	1.911	978,473
	2014	1.992	2.022	1,252,768
	2013	1.848	1.992	1,700,494
	2012	1.612	1.848	2,012,608
	2011	1.602	1.612	2,263,449
	2010	1.405	1.602	2,301,334
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.379	1.724	192,113
	2018	1.564	1.379	195,280
	2017	1.297	1.564	197,909
	2016	1.214	1.297	212,536
	2015	1.263	1.214	94,796
	2014	1.225	1.263	151,336
	2013	0.965	1.225	120,019
	2012	0.843	0.965	115,333
	2011	0.988	0.843	113,037
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.425	1.800	1,503,502
	2018	1.714	1.425	1,654,594
	2017	1.565	1.714	1,827,800
	2016	1.216	1.565	2,150,087
	2015	1.311	1.216	2,528,990
	2014	1.314	1.311	3,337,606
	2013	1.011	1.314	4,611,546
	2012	0.874	1.011	6,064,245
	2011	0.979	0.874	7,073,910
	2010	0.833	0.979	7,864,666
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.323	2.751	741,335

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.761	2.323	1,119,991
	2017	2.194	2.761	1,184,277
	2016	2.006	2.194	1,266,849
	2015	2.374	2.006	1,454,803
	2014	2.589	2.374	1,783,307
	2013	2.779	2.589	1,561,529
	2012	2.383	2.779	1,764,555
	2011	2.989	2.383	1,934,825
	2010	2.465	2.989	2,128,239
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.574	3.328	158,729
	2018	2.802	2.574	193,260
	2017	2.343	2.802	203,846
	2016	2.206	2.343	276,927
	2015	2.154	2.206	317,138
	2014	1.933	2.154	466,695
	2013	1.469	1.933	665,022
	2012	1.320	1.469	790,953
	2011	1.343	1.320	801,088
	2010	1.216	1.343	809,627
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.080	1.325	769,534
	2018	1.202	1.080	875,227
	2017	1.105	1.202	966,158
	2016	1.114	1.105	1,117,450
	2015	1.150	1.114	1,291,680
	2014	1.031	1.150	1,622,589
	2013	1.013	1.031	2,181,775
	2012	0.818	1.013	2,689,141
	2011	0.881	0.818	3,352,561
	2010	0.772	0.881	3,721,255
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.546	2.648	—
	2013	2.011	2.546	1,246,052
	2012	1.669	2.011	1,688,722
	2011	1.837	1.669	1,651,974
	2010	1.707	1.837	1,945,858
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.333	2.856	298,197
	2018	3.119	2.333	300,846
	2017	2.432	3.119	269,032
	2016	2.287	2.432	309,482
	2015	2.437	2.287	407,449
	2014	2.630	2.437	515,139
	2013	2.051	2.630	838,165
	2012	1.615	2.051	964,103
	2011	1.915	1.615	1,119,973
	2010	1.673	1.915	1,191,392
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.410	2.954	626,006
	2018	2.798	2.410	679,106
	2017	2.417	2.798	774,674
	2016	2.101	2.417	969,272
	2015	2.279	2.101	1,321,545
	2014	2.126	2.279	1,547,788
	2013	1.601	2.126	1,310,446
	2012	1.378	1.601	1,698,635
	2011	1.426	1.378	2,007,747
	2010	1.265	1.426	2,571,101
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.514	1.954	1,470,241
	2018	1.778	1.514	1,551,785
	2017	1.326	1.778	1,674,245
	2016	1.349	1.326	2,122,718
	2015	1.323	1.349	2,495,145
	2014	1.321	1.323	2,947,170
	2013	1.060	1.321	4,292,402
	2012	0.892	1.060	5,226,407
	2011	0.993	0.892	5,952,665
	2010	0.873	0.993	6,394,906
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.604	3.183	51,003

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.911	2.604	58,011
	2017	2.363	2.911	60,669
	2016	2.156	2.363	78,087
	2015	2.231	2.156	100,877
	2014	2.103	2.231	105,403
	2013	1.525	2.103	158,613
	2012	1.313	1.525	133,066
	2011	1.350	1.313	131,791
	2010	1.088	1.350	184,553
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.915	2.245	43,766
	2018	2.265	1.915	46,365
	2017	2.228	2.265	62,286
	2016	1.736	2.228	57,171
	2015	1.909	1.736	53,557
	2014	1.860	1.909	61,036
	2013	1.423	1.860	62,305
	2012	1.255	1.423	102,566
	2011	1.424	1.255	115,725
	2010	1.215	1.424	111,692
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	3.004	3.648	349,064
	2018	3.287	3.004	461,345
	2017	2.824	3.287	473,132
	2016	2.796	2.824	551,549
	2015	2.964	2.796	724,475
	2014	2.640	2.964	959,414
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.952	2.009	—
	2015	2.029	1.952	651,576
	2014	1.968	2.029	806,053
	2013	1.855	1.968	954,603
	2012	1.672	1.855	1,087,899
	2011	1.626	1.672	1,228,226
	2010	1.465	1.626	1,336,244
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.931	2.430	412,969
	2018	2.290	1.931	434,530
	2017	1.822	2.290	505,626
	2016	1.874	1.822	565,476
	2015	1.946	1.874	624,864
	2014	2.132	1.946	878,317
	2013	1.823	2.132	1,172,017
	2012	1.593	1.823	1,453,642
	2011	1.819	1.593	1,712,926
	2010	1.665	1.819	1,992,980
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.670	1.808	—
	2012	1.613	1.670	1,041,086
	2011	1.734	1.613	1,181,823
	2010	1.434	1.734	1,292,739
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.046	1.132	—
	2012	1.013	1.046	1,510,570
	2011	1.090	1.013	1,694,566
	2010	0.905	1.090	1,901,482
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.363	1.450	1,166,323
	2018	1.420	1.363	1,415,788
	2017	1.395	1.420	1,709,837
	2016	1.352	1.395	1,746,765
	2015	1.420	1.352	1,915,069
	2014	1.403	1.420	2,482,014
	2013	1.572	1.403	3,054,276
	2012	1.467	1.572	4,793,206
	2011	1.341	1.467	4,782,360
	2010	1.266	1.341	4,798,257
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.500	1.595	2,325,826

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.533	1.500	2,867,497
	2017	1.496	1.533	3,192,394
	2016	1.486	1.496	3,697,500
	2015	1.516	1.486	4,559,927
	2014	1.483	1.516	5,625,263
	2013	1.542	1.483	7,745,514
	2012	1.439	1.542	9,914,970
	2011	1.422	1.439	11,964,581
	2010	1.341	1.422	9,282,171
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.037	2.047	—
	2015	2.076	2.037	103,383
	2014	1.904	2.076	83,176
	2013	1.459	1.904	125,173
	2012	1.345	1.459	169,036
	2011	1.437	1.345	181,465
	2010	1.261	1.437	187,047
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.659	1.699	—
	2015	1.714	1.659	1,066,763
	2014	1.671	1.714	1,442,882
	2013	1.678	1.671	2,104,580
	2012	1.533	1.678	2,529,968
	2011	1.509	1.533	2,628,159
	2010	1.371	1.509	2,816,857
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.833	1.913	—
	2012	1.667	1.833	409,444
	2011	2.067	1.667	364,164
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.592	1.975	1,632,947
	2018	1.787	1.592	1,805,865
	2017	1.558	1.787	2,052,806
	2016	1.370	1.558	2,440,164
	2015	1.449	1.370	2,791,780
	2014	1.304	1.449	3,447,291
	2013	0.994	1.304	5,036,160
	2012	0.859	0.994	6,185,928
	2011	0.913	0.859	6,692,749
	2010	0.795	0.913	7,589,083
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.385	2.961	251,388
	2018	2.674	2.385	284,188
	2017	2.329	2.674	341,183
	2016	2.046	2.329	397,974
	2015	2.162	2.046	446,811
	2014	1.986	2.162	521,291
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.351	1.709	812,812
	2018	1.533	1.351	875,866
	2017	1.428	1.533	1,076,909
	2016	1.261	1.428	1,283,629
	2015	1.412	1.261	1,460,634
	2014	1.313	1.412	1,889,917
	2013	1.028	1.313	2,585,961
	2012	0.914	1.028	3,302,839
	2011	0.968	0.914	3,861,919
	2010	0.786	0.968	4,328,558
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.324	1.426	1,240,781
	2018	1.355	1.324	1,022,053
	2017	1.327	1.355	1,371,782
	2016	1.312	1.327	1,055,598
	2015	1.330	1.312	1,203,027
	2014	1.266	1.330	1,519,129
	2013	1.301	1.266	1,763,890
	2012	1.234	1.301	2,572,351
	2011	1.181	1.234	2,600,735
	2010	1.111	1.181	2,862,290
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.276	2.966	407,415

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.266	2.276	609,883
	2017	1.726	2.266	641,534
	2016	1.758	1.726	728,313
	2015	1.687	1.758	810,726
	2014	1.579	1.687	1,059,229
	2013	1.200	1.579	1,560,530
	2012	1.070	1.200	1,758,336
	2011	1.198	1.070	1,932,327
	2010	1.020	1.198	1,994,565
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.902	0.903	2,330,336
	2018	0.903	0.902	3,360,216
	2017	0.913	0.903	3,068,697
	2016	0.928	0.913	4,434,629
	2015	0.946	0.928	4,522,833
	2014	0.964	0.946	5,646,164
	2013	0.983	0.964	8,587,314
	2012	1.003	0.983	10,420,766
	2011	1.023	1.003	11,956,896
	2010	1.043	1.023	13,426,853
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.311	1.437	304,842
	2018	1.373	1.311	492,468
	2017	1.309	1.373	524,245
	2016	1.277	1.309	745,124
	2015	1.310	1.277	929,499
	2014	1.279	1.310	1,149,649
	2013	1.250	1.279	2,596,175
	2012	1.168	1.250	3,528,893
	2011	1.153	1.168	3,117,558
	2010	1.069	1.153	2,746,854
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.366	1.549	1,513,933
	2018	1.457	1.366	1,854,193
	2017	1.343	1.457	1,892,015
	2016	1.291	1.343	2,374,621
	2015	1.331	1.291	2,398,164
	2014	1.293	1.331	4,085,244
	2013	1.189	1.293	2,247,151
	2012	1.088	1.189	1,917,682
	2011	1.097	1.088	1,929,294
	2010	1.003	1.097	1,408,260
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.399	1.639	1,495,249
	2018	1.520	1.399	2,030,550
	2017	1.351	1.520	2,452,471
	2016	1.286	1.351	2,486,570
	2015	1.328	1.286	3,612,003
	2014	1.289	1.328	5,977,551
	2013	1.114	1.289	2,732,290
	2012	1.004	1.114	3,023,101
	2011	1.038	1.004	2,777,599
	2010	0.935	1.038	2,863,275
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.410	1.711	741,710
	2018	1.565	1.410	814,116
	2017	1.339	1.565	1,078,730
	2016	1.263	1.339	1,556,661
	2015	1.310	1.263	1,871,870
	2014	1.270	1.310	3,734,612
	2013	1.041	1.270	1,903,410
	2012	0.920	1.041	1,994,465
	2011	0.975	0.920	2,263,678
	2010	0.867	0.975	2,539,708
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.809	2.182	681,001
	2018	1.917	1.809	572,434
	2017	1.698	1.917	532,609
	2016	1.618	1.698	543,799
	2015	1.608	1.618	937,987
	2014	1.483	1.608	732,988
	2013	1.254	1.483	785,986
	2012	1.138	1.254	785,314
	2011	1.118	1.138	851,952
	2010	1.040	1.118	828,208

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.209	2.837	252,424
	2018	2.255	2.209	316,189
	2017	1.931	2.255	344,253
	2016	1.834	1.931	482,705
	2015	1.827	1.834	395,165
	2014	1.684	1.827	556,334
	2013	1.284	1.684	900,441
	2012	1.160	1.284	984,125
	2011	1.233	1.160	957,855
	2010	1.122	1.233	1,089,556
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.246	1.370	—
	2012	1.098	1.246	2,346,964
	2011	1.195	1.098	2,485,766
	2010	1.064	1.195	2,707,015
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.670	3.483	166,794
	2018	2.889	2.670	223,648
	2017	2.354	2.889	253,523
	2016	2.280	2.354	370,059
	2015	2.262	2.280	525,180
	2014	2.077	2.262	599,098
	2013	1.597	2.077	709,943
	2012	1.468	1.597	902,838
	2011	1.546	1.468	1,145,328
	2010	1.369	1.546	1,306,197
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.915	0.991	—
	2010	0.807	0.915	428,406
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.932	2.478	4,202,705
	2018	2.070	1.932	4,630,533
	2017	1.741	2.070	5,003,847
	2016	1.594	1.741	5,373,821
	2015	1.611	1.594	5,356,419
	2014	1.452	1.611	5,359,020
	2013	1.124	1.452	5,548,268
	2012	0.993	1.124	7,590,499
	2011	0.997	0.993	8,811,419
	2010	0.888	0.997	11,368,994
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.910	2.250	1,930,581
	2018	2.067	1.910	2,250,643
	2017	1.878	2.067	2,642,178
	2016	1.757	1.878	3,090,014
	2015	1.798	1.757	3,848,127
	2014	1.691	1.798	4,864,847
	2013	1.452	1.691	6,428,388
	2012	1.330	1.452	7,591,184
	2011	1.327	1.330	9,663,822
	2010	1.231	1.327	10,654,668
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.285	2.917	753,316
	2018	2.591	2.285	848,915
	2017	2.239	2.591	1,033,015
	2016	1.996	2.239	1,226,725
	2015	2.038	1.996	1,352,618
	2014	1.876	2.038	1,755,749
	2013	1.409	1.876	2,575,333
	2012	1.232	1.409	1,154,365
	2011	1.245	1.232	1,394,353
	2010	1.140	1.245	1,558,801
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.652	3.373	227,338
	2018	2.899	2.652	259,027
	2017	2.554	2.899	312,052
	2016	2.194	2.554	414,029
	2015	2.224	2.194	474,770
	2014	2.268	2.224	621,492
	2013	1.820	2.268	746,342
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.637	2.078	348,222

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.795	1.637	420,714
	2017	1.585	1.795	478,751
	2016	1.365	1.585	530,610
	2015	1.386	1.365	657,025
	2014	1.418	1.386	976,752
	2013	1.140	1.418	1,172,123
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.334	2.990	484,021
	2018	2.408	2.334	567,670
	2017	1.840	2.408	593,508
	2016	1.848	1.840	638,703
	2015	1.705	1.848	743,154
	2014	1.597	1.705	869,612
	2013	1.174	1.597	1,267,749
	2012	1.009	1.174	1,506,919
	2011	1.042	1.009	1,607,728
	2010	0.911	1.042	1,774,209
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.843	3.704	731,472
	2018	3.110	2.843	834,834
	2017	2.588	3.110	965,386
	2016	2.367	2.588	1,095,432
	2015	2.356	2.367	1,279,537
	2014	2.253	2.356	1,536,770
	2013	1.593	2.253	1,907,478
	2012	1.402	1.593	2,549,722
	2011	1.409	1.402	3,177,786
	2010	1.067	1.409	3,709,066
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	29.052	32.618	64,388
	2018	30.796	29.052	73,653
	2017	29.014	30.796	93,375
	2016	28.048	29.014	95,746
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.146	1.193	495,822
	2018	1.156	1.146	1,788,739
	2017	1.154	1.156	2,132,786
	2016	1.160	1.154	3,014,856
	2015	1.175	1.160	2,507,326
	2014	1.163	1.175	2,902,104
	2013	1.193	1.163	3,227,288
	2012	1.175	1.193	4,046,871
	2011	1.134	1.175	2,028,562
	2010	1.091	1.134	2,059,467
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.982	3.839	1,313,368
	2018	3.257	2.982	1,517,059
	2017	2.731	3.257	1,690,908
	2016	2.585	2.731	1,925,955
	2015	2.625	2.585	2,304,192
	2014	2.398	2.625	2,870,748
	2013	1.867	2.398	3,619,817
	2012	1.639	1.867	4,499,662
	2011	1.719	1.639	4,989,150
	2010	1.499	1.719	5,014,550
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.719	3.461	8,693
	2018	2.924	2.719	8,591
	2017	2.414	2.924	34,940
	2016	2.398	2.414	103,960
	2015	2.420	2.398	106,624
	2014	2.230	2.420	124,480
	2013	1.645	2.230	128,911
	2012	1.372	1.645	145,068
	2011	1.439	1.372	217,054
	2010	1.243	1.439	226,393
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.617	4.369	1,300,491

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.328	3.617	1,481,308
	2017	3.661	4.328	1,630,995
	2016	3.336	3.661	1,806,463
	2015	3.458	3.336	1,956,774
	2014	3.325	3.458	2,331,665
	2013	2.495	3.325	3,068,510
	2012	2.221	2.495	3,454,654
	2011	2.541	2.221	3,847,556
	2010	2.015	2.541	4,088,893
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.844	2.035	396,412
	2018	2.224	1.844	449,256
	2017	1.943	2.224	507,795
	2016	1.849	1.943	589,479
	2015	2.016	1.849	696,679
	2014	2.314	2.016	902,360
	2013	1.918	2.314	1,334,077
	2012	1.655	1.918	1,686,139
	2011	1.888	1.655	1,916,960
	2010	1.776	1.888	2,137,164
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.566	1.586	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.941	2.076	—
	2010	1.591	1.941	394,001
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.918	3.579	227,102
	2018	3.247	2.918	259,274
	2017	2.847	3.247	307,205
	2016	2.868	2.847	376,683
	2015	2.977	2.868	446,327
	2014	2.521	2.977	713,224
	2013	1.739	2.521	1,065,612
	2012	1.494	1.739	1,300,527
	2011	1.487	1.494	1,538,411
	2010	1.213	1.487	1,640,305
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.976	1.984	—
	2013	1.524	1.976	673,522
	2012	1.352	1.524	901,294
	2011	1.470	1.352	1,190,370
	2010	1.285	1.470	1,288,932
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.755	3.509	127,039
	2018	2.859	2.755	157,527
	2017	2.439	2.859	217,484
	2016	2.265	2.439	251,581
	2015	2.274	2.265	283,872
	2014	2.089	2.274	304,062
	2013	1.638	2.089	340,267
	2012	1.441	1.638	392,276
	2011	1.432	1.441	444,641
	2010	1.297	1.432	560,985
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	3.087	4.001	290,257
	2018	3.147	3.087	312,387
	2017	2.552	3.147	342,595
	2016	2.423	2.552	425,922
	2015	2.250	2.423	615,962
	2014	2.013	2.250	680,079
	2013	1.489	2.013	832,178
	2012	1.262	1.489	1,059,401
	2011	1.295	1.262	992,349
	2010	1.202	1.295	1,017,034
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.496	3.155	139,746

Portfolio Architect Plus — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.793	2.496	142,481
	2017	2.480	2.793	176,126
	2016	2.238	2.480	218,823
	2015	2.349	2.238	290,963
	2014	2.145	2.349	332,886
	2013	1.652	2.145	424,617
	2012	1.446	1.652	501,156
	2011	1.405	1.446	600,032
	2010	1.309	1.405	625,364
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	4.071	5.066	161,184
	2018	4.014	4.071	204,318
	2017	3.294	4.014	259,720
	2016	3.174	3.294	371,540
	2015	3.385	3.174	484,531
	2014	3.316	3.385	613,051
	2013	2.300	3.316	821,824
	2012	1.964	2.300	917,913
	2011	1.975	1.964	1,076,192
	2010	1.609	1.975	1,226,161
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.961	0.949	—
	2010	0.897	0.961	873,546
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.478	1.584	251,640
	2013	1.269	1.478	359,930
	2012	1.169	1.269	365,795
	2011	1.192	1.169	389,416
	2010	1.084	1.192	405,661

Portfolio Architect Plus — Separate Account Charges 2.00%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	2.979	3.951	—
	2018	3.342	2.979	—
	2017	2.593	3.342	—
	2016	2.629	2.593	—
	2015	2.509	2.629	—
	2014	2.501	2.509	—
	2013	1.975	2.501	—
	2012	1.645	1.975	—
	2011	1.841	1.645	—
	2010	1.681	1.841	—
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.058	3.919	—
	2018	3.127	3.058	—
	2017	2.487	3.127	—
	2016	2.317	2.487	—
	2015	2.212	2.317	—
	2014	2.080	2.212	—
	2013	1.631	2.080	—
	2012	1.412	1.631	—
	2011	1.504	1.412	—
	2010	1.293	1.504	—
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.537	3.136	—
	2018	2.635	2.537	—
	2017	2.197	2.635	—
	2016	2.010	2.197	—
	2015	2.021	2.010	—
	2014	1.863	2.021	99,739
	2013	1.424	1.863	99,739
	2012	1.237	1.424	99,739
	2011	1.285	1.237	99,739
	2010	1.177	1.285	99,739

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.090	2.359	—
	2018	2.186	2.090	—
	2017	2.062	2.186	—
	2016	1.839	2.062	—
	2015	1.947	1.839	—
	2014	1.918	1.947	—
	2013	1.781	1.918	—
	2012	1.554	1.781	—
	2011	1.545	1.554	—
	2010	1.356	1.545	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.370	1.712	—
	2018	1.555	1.370	—
	2017	1.290	1.555	—
	2016	1.208	1.290	—
	2015	1.257	1.208	—
	2014	1.221	1.257	—
	2013	0.961	1.221	—
	2012	0.840	0.961	—
	2011	0.985	0.840	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.416	1.787	—
	2018	1.704	1.416	—
	2017	1.557	1.704	—
	2016	1.210	1.557	—
	2015	1.305	1.210	—
	2014	1.309	1.305	—
	2013	1.008	1.309	—
	2012	0.872	1.008	—
	2011	0.977	0.872	—
	2010	0.831	0.977	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.077	2.459	—
	2018	2.470	2.077	—
	2017	1.963	2.470	—
	2016	1.796	1.963	—
	2015	2.127	1.796	—
	2014	2.321	2.127	—
	2013	2.492	2.321	—
	2012	2.138	2.492	—
	2011	2.683	2.138	—
	2010	2.214	2.683	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.395	3.095	—
	2018	2.608	2.395	—
	2017	2.182	2.608	—
	2016	2.055	2.182	—
	2015	2.008	2.055	—
	2014	1.803	2.008	—
	2013	1.371	1.803	—
	2012	1.232	1.371	—
	2011	1.254	1.232	—
	2010	1.137	1.254	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.074	1.316	—
	2018	1.195	1.074	—
	2017	1.099	1.195	—
	2016	1.108	1.099	—
	2015	1.145	1.108	—
	2014	1.027	1.145	—
	2013	1.010	1.027	—
	2012	0.816	1.010	—
	2011	0.879	0.816	—
	2010	0.771	0.879	—
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.371	2.466	—
	2013	1.873	2.371	—
	2012	1.556	1.873	—
	2011	1.713	1.556	—
	2010	1.593	1.713	—
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.141	2.620	—

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.865	2.141	—
	2017	2.235	2.865	—
	2016	2.103	2.235	—
	2015	2.242	2.103	—
	2014	2.421	2.242	—
	2013	1.888	2.421	—
	2012	1.488	1.888	—
	2011	1.765	1.488	—
	2010	1.543	1.765	—
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.164	2.651	—
	2018	2.514	2.164	—
	2017	2.173	2.514	—
	2016	1.890	2.173	—
	2015	2.051	1.890	—
	2014	1.914	2.051	96,889
	2013	1.442	1.914	96,889
	2012	1.241	1.442	96,889
	2011	1.285	1.241	96,889
	2010	1.141	1.285	96,889
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.505	1.941	—
	2018	1.768	1.505	—
	2017	1.319	1.768	—
	2016	1.342	1.319	—
	2015	1.318	1.342	—
	2014	1.316	1.318	—
	2013	1.056	1.316	—
	2012	0.889	1.056	—
	2011	0.991	0.889	—
	2010	0.872	0.991	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.586	3.159	—
	2018	2.892	2.586	—
	2017	2.349	2.892	—
	2016	2.145	2.349	—
	2015	2.220	2.145	—
	2014	2.094	2.220	—
	2013	1.520	2.094	—
	2012	1.308	1.520	—
	2011	1.346	1.308	—
	2010	1.086	1.346	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.902	2.228	—
	2018	2.250	1.902	—
	2017	2.215	2.250	—
	2016	1.727	2.215	—
	2015	1.900	1.727	—
	2014	1.852	1.900	—
	2013	1.418	1.852	—
	2012	1.251	1.418	—
	2011	1.420	1.251	—
	2010	1.212	1.420	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.790	3.387	—
	2018	3.055	2.790	—
	2017	2.625	3.055	—
	2016	2.601	2.625	—
	2015	2.759	2.601	—
	2014	2.458	2.759	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.847	1.900	—
	2015	1.920	1.847	—
	2014	1.864	1.920	—
	2013	1.758	1.864	—
	2012	1.584	1.758	—
	2011	1.542	1.584	—
	2010	1.390	1.542	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.756	2.209	—

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.083	1.756	—
	2017	1.658	2.083	—
	2016	1.707	1.658	—
	2015	1.773	1.707	—
	2014	1.944	1.773	—
	2013	1.663	1.944	—
	2012	1.454	1.663	—
	2011	1.661	1.454	—
	2010	1.521	1.661	—
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.528	1.654	—
	2012	1.476	1.528	—
	2011	1.587	1.476	—
	2010	1.314	1.587	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.042	1.127	—
	2012	1.010	1.042	—
	2011	1.087	1.010	—
	2010	0.903	1.087	—
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.287	1.369	—
	2018	1.342	1.287	—
	2017	1.318	1.342	—
	2016	1.279	1.318	—
	2015	1.344	1.279	—
	2014	1.329	1.344	—
	2013	1.489	1.329	—
	2012	1.390	1.489	—
	2011	1.272	1.390	—
	2010	1.202	1.272	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.454	1.546	—
	2018	1.487	1.454	—
	2017	1.451	1.487	—
	2016	1.443	1.451	—
	2015	1.472	1.443	—
	2014	1.441	1.472	—
	2013	1.499	1.441	—
	2012	1.400	1.499	—
	2011	1.384	1.400	—
	2010	1.306	1.384	—
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.920	1.929	—
	2015	1.957	1.920	—
	2014	1.797	1.957	—
	2013	1.377	1.797	—
	2012	1.271	1.377	—
	2011	1.358	1.271	—
	2010	1.192	1.358	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.649	1.689	—
	2015	1.705	1.649	—
	2014	1.663	1.705	—
	2013	1.671	1.663	—
	2012	1.527	1.671	—
	2011	1.504	1.527	—
	2010	1.367	1.504	—
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.635	1.706	—
	2012	1.488	1.635	—
	2011	1.846	1.488	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.582	1.961	—
	2018	1.776	1.582	—
	2017	1.550	1.776	—
	2016	1.363	1.550	—
	2015	1.443	1.363	—
	2014	1.299	1.443	—
	2013	0.991	1.299	—
	2012	0.857	0.991	—
	2011	0.911	0.857	—
	2010	0.794	0.911	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.143	2.660	—

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.405	2.143	—
	2017	2.096	2.405	—
	2016	1.842	2.096	—
	2015	1.947	1.842	—
	2014	1.790	1.947	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.342	1.697	—
	2018	1.524	1.342	—
	2017	1.420	1.524	—
	2016	1.255	1.420	—
	2015	1.406	1.255	—
	2014	1.308	1.406	133,902
	2013	1.024	1.308	133,902
	2012	0.911	1.024	133,902
	2011	0.965	0.911	133,902
	2010	0.785	0.965	133,902
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.285	1.383	—
	2018	1.316	1.285	—
	2017	1.289	1.316	—
	2016	1.276	1.289	—
	2015	1.294	1.276	—
	2014	1.233	1.294	—
	2013	1.267	1.233	—
	2012	1.202	1.267	—
	2011	1.151	1.202	—
	2010	1.084	1.151	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.149	2.798	—
	2018	2.140	2.149	—
	2017	1.630	2.140	—
	2016	1.662	1.630	—
	2015	1.595	1.662	—
	2014	1.495	1.595	—
	2013	1.136	1.495	—
	2012	1.013	1.136	—
	2011	1.135	1.013	—
	2010	0.967	1.135	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.896	0.897	—
	2018	0.898	0.896	—
	2017	0.908	0.898	—
	2016	0.924	0.908	—
	2015	0.942	0.924	—
	2014	0.961	0.942	—
	2013	0.981	0.961	—
	2012	1.000	0.981	—
	2011	1.021	1.000	—
	2010	1.041	1.021	13,623
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.303	1.427	—
	2018	1.365	1.303	—
	2017	1.302	1.365	—
	2016	1.271	1.302	—
	2015	1.305	1.271	—
	2014	1.274	1.305	—
	2013	1.246	1.274	—
	2012	1.165	1.246	—
	2011	1.151	1.165	—
	2010	1.067	1.151	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.357	1.538	—
	2018	1.449	1.357	—
	2017	1.336	1.449	—
	2016	1.285	1.336	—
	2015	1.325	1.285	—
	2014	1.288	1.325	—
	2013	1.185	1.288	—
	2012	1.084	1.185	—
	2011	1.095	1.084	—
	2010	1.001	1.095	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.391	1.628	—

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.511	1.391	—
	2017	1.344	1.511	—
	2016	1.280	1.344	—
	2015	1.323	1.280	—
	2014	1.285	1.323	—
	2013	1.111	1.285	—
	2012	1.001	1.111	—
	2011	1.035	1.001	—
	2010	0.933	1.035	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.402	1.700	—
	2018	1.556	1.402	—
	2017	1.332	1.556	—
	2016	1.257	1.332	—
	2015	1.304	1.257	—
	2014	1.265	1.304	—
	2013	1.038	1.265	—
	2012	0.918	1.038	—
	2011	0.973	0.918	—
	2010	0.865	0.973	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.796	2.165	—
	2018	1.904	1.796	—
	2017	1.687	1.904	—
	2016	1.609	1.687	—
	2015	1.600	1.609	—
	2014	1.476	1.600	—
	2013	1.249	1.476	—
	2012	1.134	1.249	—
	2011	1.114	1.134	—
	2010	1.037	1.114	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.045	2.625	—
	2018	2.089	2.045	—
	2017	1.790	2.089	—
	2016	1.701	1.790	—
	2015	1.695	1.701	—
	2014	1.563	1.695	—
	2013	1.192	1.563	—
	2012	1.078	1.192	—
	2011	1.146	1.078	—
	2010	1.044	1.146	—
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.152	1.266	—
	2012	1.016	1.152	—
	2011	1.106	1.016	—
	2010	0.986	1.106	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.408	3.139	—
	2018	2.607	2.408	—
	2017	2.125	2.607	—
	2016	2.059	2.125	—
	2015	2.044	2.059	—
	2014	1.878	2.044	—
	2013	1.444	1.878	—
	2012	1.329	1.444	—
	2011	1.400	1.329	—
	2010	1.240	1.400	—
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.913	0.988	—
	2010	0.805	0.913	—
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.919	2.461	—
	2018	2.058	1.919	—
	2017	1.731	2.058	—
	2016	1.586	1.731	—
	2015	1.603	1.586	—
	2014	1.446	1.603	—
	2013	1.120	1.446	—
	2012	0.990	1.120	—
	2011	0.994	0.990	—
	2010	0.886	0.994	—
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.791	2.109	—

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.939	1.791	—
	2017	1.762	1.939	—
	2016	1.650	1.762	—
	2015	1.689	1.650	—
	2014	1.589	1.689	—
	2013	1.365	1.589	—
	2012	1.251	1.365	—
	2011	1.249	1.251	—
	2010	1.160	1.249	—
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.269	2.894	—
	2018	2.573	2.269	—
	2017	2.225	2.573	—
	2016	1.984	2.225	—
	2015	2.027	1.984	—
	2014	1.867	2.027	—
	2013	1.403	1.867	—
	2012	1.227	1.403	—
	2011	1.241	1.227	—
	2010	1.137	1.241	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.419	3.075	—
	2018	2.646	2.419	—
	2017	2.332	2.646	—
	2016	2.004	2.332	—
	2015	2.033	2.004	—
	2014	2.074	2.033	—
	2013	1.665	2.074	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.626	2.062	—
	2018	1.784	1.626	—
	2017	1.576	1.784	—
	2016	1.358	1.576	—
	2015	1.380	1.358	—
	2014	1.412	1.380	—
	2013	1.135	1.412	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.320	2.969	—
	2018	2.394	2.320	—
	2017	1.830	2.394	—
	2016	1.839	1.830	—
	2015	1.698	1.839	—
	2014	1.591	1.698	—
	2013	1.170	1.591	—
	2012	1.006	1.170	—
	2011	1.040	1.006	—
	2010	0.909	1.040	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.821	3.673	—
	2018	3.088	2.821	—
	2017	2.571	3.088	—
	2016	2.352	2.571	—
	2015	2.342	2.352	—
	2014	2.241	2.342	—
	2013	1.586	2.241	—
	2012	1.396	1.586	—
	2011	1.404	1.396	—
	2010	1.063	1.404	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	28.702	32.210	—
	2018	30.441	28.702	—
	2017	28.694	30.441	—
	2016	27.747	28.694	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.138	1.184	—
	2018	1.148	1.138	—
	2017	1.147	1.148	—
	2016	1.154	1.147	—
	2015	1.168	1.154	—
	2014	1.158	1.168	—
	2013	1.188	1.158	—
	2012	1.171	1.188	—
	2011	1.130	1.171	—
	2010	1.088	1.130	—
Fidelity ® Variable Insurance Products

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.782	3.580	—
	2018	3.041	2.782	—
	2017	2.551	3.041	—
	2016	2.416	2.551	—
	2015	2.455	2.416	—
	2014	2.243	2.455	87,394
	2013	1.747	2.243	87,394
	2012	1.535	1.747	87,394
	2011	1.611	1.535	87,394
	2010	1.405	1.611	87,394
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.501	3.183	—
	2018	2.691	2.501	—
	2017	2.223	2.691	—
	2016	2.209	2.223	—
	2015	2.231	2.209	—
	2014	2.057	2.231	—
	2013	1.518	2.057	—
	2012	1.267	1.518	—
	2011	1.329	1.267	—
	2010	1.149	1.329	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.236	3.907	—
	2018	3.874	3.236	—
	2017	3.279	3.874	—
	2016	2.989	3.279	—
	2015	3.100	2.989	—
	2014	2.983	3.100	73,455
	2013	2.239	2.983	73,455
	2012	1.995	2.239	73,455
	2011	2.282	1.995	73,455
	2010	1.811	2.282	73,455
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.668	1.840	—
	2018	2.013	1.668	—
	2017	1.760	2.013	—
	2016	1.675	1.760	—
	2015	1.828	1.675	—
	2014	2.098	1.828	—
	2013	1.741	2.098	—
	2012	1.502	1.741	—
	2011	1.715	1.502	—
	2010	1.614	1.715	—
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.461	1.479	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.734	1.853	—
	2010	1.422	1.734	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.635	3.230	—
	2018	2.933	2.635	—
	2017	2.573	2.933	—
	2016	2.594	2.573	—
	2015	2.693	2.594	—
	2014	2.282	2.693	—
	2013	1.575	2.282	—
	2012	1.354	1.575	—
	2011	1.348	1.354	—
	2010	1.100	1.348	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.780	1.787	—
	2013	1.374	1.780	—
	2012	1.219	1.374	—
	2011	1.326	1.219	—
	2010	1.160	1.326	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.517	3.204	—

Portfolio Architect Plus — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.614	2.517	—
	2017	2.230	2.614	—
	2016	2.073	2.230	—
	2015	2.082	2.073	—
	2014	1.913	2.082	—
	2013	1.501	1.913	—
	2012	1.321	1.501	—
	2011	1.314	1.321	—
	2010	1.190	1.314	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.777	3.597	—
	2018	2.833	2.777	—
	2017	2.298	2.833	—
	2016	2.183	2.298	—
	2015	2.028	2.183	—
	2014	1.815	2.028	—
	2013	1.343	1.815	—
	2012	1.139	1.343	—
	2011	1.169	1.139	—
	2010	1.086	1.169	—
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.220	2.804	—
	2018	2.485	2.220	—
	2017	2.208	2.485	—
	2016	1.993	2.208	—
	2015	2.094	1.993	—
	2014	1.912	2.094	—
	2013	1.474	1.912	—
	2012	1.291	1.474	—
	2011	1.255	1.291	—
	2010	1.169	1.255	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	3.617	4.498	—
	2018	3.568	3.617	—
	2017	2.929	3.568	—
	2016	2.824	2.929	—
	2015	3.013	2.824	—
	2014	2.953	3.013	—
	2013	2.049	2.953	—
	2012	1.751	2.049	—
	2011	1.761	1.751	—
	2010	1.435	1.761	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.958	0.945	—
	2010	0.895	0.958	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.471	1.576	—
	2013	1.264	1.471	—
	2012	1.165	1.264	—
	2011	1.188	1.165	—
	2010	1.081	1.188	—

Portfolio Architect Plus — Separate Account Charges 2.05%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	2.456	3.255	442,273
	2018	2.756	2.456	562,702
	2017	2.140	2.756	621,372
	2016	2.171	2.140	790,838
	2015	2.072	2.171	1,044,025
	2014	2.067	2.072	1,480,403
	2013	1.633	2.067	1,939,305
	2012	1.360	1.633	2,232,386
	2011	1.524	1.360	2,612,049
	2010	1.392	1.524	2,872,485

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Growth Subaccount (Class 2) (5/03)	2019	2.596	3.327	969,345
	2018	2.657	2.596	1,368,151
	2017	2.114	2.657	1,576,415
	2016	1.971	2.114	1,854,774
	2015	1.882	1.971	2,269,259
	2014	1.771	1.882	3,669,986
	2013	1.389	1.771	4,800,377
	2012	1.203	1.389	5,358,140
	2011	1.283	1.203	6,046,677
	2010	1.103	1.283	6,769,675
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.158	2.667	834,089
	2018	2.243	2.158	949,999
	2017	1.871	2.243	1,124,790
	2016	1.712	1.871	1,382,054
	2015	1.723	1.712	1,975,224
	2014	1.589	1.723	3,314,436
	2013	1.215	1.589	4,616,414
	2012	1.056	1.215	4,986,867
	2011	1.098	1.056	5,628,934
	2010	1.006	1.098	6,023,164
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	1.935	2.184	248,255
	2018	2.026	1.935	330,071
	2017	1.911	2.026	355,415
	2016	1.705	1.911	422,320
	2015	1.806	1.705	476,110
	2014	1.781	1.806	1,026,188
	2013	1.654	1.781	1,234,209
	2012	1.444	1.654	1,333,687
	2011	1.437	1.444	1,480,432
	2010	1.262	1.437	1,566,878
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.362	1.701	118,774
	2018	1.545	1.362	119,737
	2017	1.283	1.545	120,702
	2016	1.202	1.283	128,737
	2015	1.252	1.202	144,519
	2014	1.216	1.252	148,243
	2013	0.958	1.216	236,863
	2012	0.838	0.958	313,512
	2011	0.983	0.838	326,120
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.407	1.775	520,667
	2018	1.694	1.407	688,175
	2017	1.548	1.694	746,083
	2016	1.204	1.548	890,545
	2015	1.299	1.204	1,102,059
	2014	1.304	1.299	1,716,036
	2013	1.005	1.304	2,258,127
	2012	0.869	1.005	2,673,185
	2011	0.975	0.869	3,033,054
	2010	0.830	0.975	3,383,972
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	1.605	1.898	585,772
	2018	1.909	1.605	714,028
	2017	1.518	1.909	731,938
	2016	1.390	1.518	871,677
	2015	1.646	1.390	1,026,719
	2014	1.797	1.646	1,372,884
	2013	1.930	1.797	943,543
	2012	1.657	1.930	904,204
	2011	2.081	1.657	962,996
	2010	1.718	2.081	989,469
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.171	2.804	172,453
	2018	2.365	2.171	196,478
	2017	1.980	2.365	200,622
	2016	1.866	1.980	221,184
	2015	1.823	1.866	376,678
	2014	1.638	1.823	414,433
	2013	1.246	1.638	599,534
	2012	1.121	1.246	662,464
	2011	1.142	1.121	717,999
	2010	1.035	1.142	850,588

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.067	1.307	255,409
	2018	1.188	1.067	369,269
	2017	1.093	1.188	390,383
	2016	1.103	1.093	427,722
	2015	1.140	1.103	490,033
	2014	1.023	1.140	886,293
	2013	1.007	1.023	1,215,972
	2012	0.814	1.007	1,236,261
	2011	0.877	0.814	1,429,434
	2010	0.770	0.877	1,798,332
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.078	2.161	—
	2013	1.643	2.078	619,444
	2012	1.365	1.643	692,048
	2011	1.503	1.365	820,932
	2010	1.399	1.503	980,337
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	1.841	2.251	133,656
	2018	2.464	1.841	195,151
	2017	1.923	2.464	187,809
	2016	1.810	1.923	231,710
	2015	1.931	1.810	259,150
	2014	2.086	1.931	343,747
	2013	1.628	2.086	471,457
	2012	1.283	1.628	488,323
	2011	1.523	1.283	521,034
	2010	1.332	1.523	556,598
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	1.859	2.276	439,434
	2018	2.160	1.859	513,520
	2017	1.868	2.160	610,269
	2016	1.626	1.868	742,846
	2015	1.765	1.626	908,330
	2014	1.648	1.765	1,279,045
	2013	1.242	1.648	1,001,777
	2012	1.070	1.242	1,184,081
	2011	1.108	1.070	1,503,272
	2010	0.985	1.108	1,625,658
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.495	1.927	531,493
	2018	1.757	1.495	569,124
	2017	1.312	1.757	608,994
	2016	1.336	1.312	742,595
	2015	1.312	1.336	1,003,493
	2014	1.311	1.312	1,529,321
	2013	1.053	1.311	2,018,366
	2012	0.887	1.053	2,125,285
	2011	0.988	0.887	2,402,003
	2010	0.870	0.988	2,643,380
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.569	3.136	28,092
	2018	2.874	2.569	19,797
	2017	2.335	2.874	15,348
	2016	2.134	2.335	15,955
	2015	2.209	2.134	21,242
	2014	2.085	2.209	36,358
	2013	1.514	2.085	60,580
	2012	1.304	1.514	56,276
	2011	1.342	1.304	55,365
	2010	1.083	1.342	58,071
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.889	2.212	30,792
	2018	2.236	1.889	18,696
	2017	2.202	2.236	10,911
	2016	1.718	2.202	13,001
	2015	1.891	1.718	13,308
	2014	1.844	1.891	34,984
	2013	1.412	1.844	34,484
	2012	1.247	1.412	33,707
	2011	1.416	1.247	40,574
	2010	1.209	1.416	32,072
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.439	2.960	171,951

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.672	2.439	204,928
	2017	2.298	2.672	217,848
	2016	2.277	2.298	248,799
	2015	2.417	2.277	286,389
	2014	2.154	2.417	475,381
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.700	1.749	—
	2015	1.768	1.700	255,892
	2014	1.717	1.768	349,060
	2013	1.620	1.717	385,543
	2012	1.461	1.620	422,819
	2011	1.423	1.461	460,150
	2010	1.283	1.423	696,118
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.504	1.891	238,996
	2018	1.785	1.504	241,401
	2017	1.422	1.785	238,918
	2016	1.464	1.422	294,151
	2015	1.521	1.464	523,138
	2014	1.669	1.521	564,463
	2013	1.428	1.669	577,341
	2012	1.249	1.428	644,823
	2011	1.428	1.249	742,717
	2010	1.308	1.428	806,057
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.254	1.358	—
	2012	1.213	1.254	254,001
	2011	1.305	1.213	290,789
	2010	1.080	1.305	298,228
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.038	1.123	—
	2012	1.006	1.038	305,079
	2011	1.084	1.006	411,374
	2010	0.901	1.084	344,056
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.289	1.370	424,223
	2018	1.344	1.289	513,260
	2017	1.321	1.344	544,189
	2016	1.283	1.321	598,143
	2015	1.348	1.283	633,803
	2014	1.334	1.348	1,205,084
	2013	1.496	1.334	1,743,998
	2012	1.397	1.496	1,792,682
	2011	1.279	1.397	1,758,700
	2010	1.209	1.279	1,877,063
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.489	1.582	1,350,119
	2018	1.523	1.489	1,815,024
	2017	1.488	1.523	1,884,790
	2016	1.480	1.488	2,020,824
	2015	1.510	1.480	2,499,795
	2014	1.480	1.510	3,622,587
	2013	1.540	1.480	4,949,917
	2012	1.438	1.540	5,458,014
	2011	1.423	1.438	5,532,907
	2010	1.343	1.423	4,464,553
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.703	1.711	—
	2015	1.738	1.703	95,524
	2014	1.595	1.738	146,451
	2013	1.224	1.595	154,512
	2012	1.130	1.224	161,255
	2011	1.208	1.130	169,526
	2010	1.061	1.208	170,942
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.676	1.715	—
	2015	1.733	1.676	1,173,200
	2014	1.691	1.733	1,623,206
	2013	1.700	1.691	1,995,330
	2012	1.555	1.700	2,029,783
	2011	1.531	1.555	2,129,139
	2010	1.393	1.531	2,196,655
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.406	1.467	—
	2012	1.280	1.406	95,700
	2011	1.588	1.280	142,220

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.572	1.948	825,303
	2018	1.766	1.572	893,817
	2017	1.541	1.766	933,933
	2016	1.357	1.541	1,109,977
	2015	1.436	1.357	1,370,807
	2014	1.294	1.436	2,002,123
	2013	0.988	1.294	3,673,400
	2012	0.855	0.988	3,990,959
	2011	0.909	0.855	4,560,706
	2010	0.793	0.909	5,475,523
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.793	2.225	34,328
	2018	2.013	1.793	52,433
	2017	1.755	2.013	55,611
	2016	1.544	1.755	41,448
	2015	1.633	1.544	55,085
	2014	1.501	1.633	136,583
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.334	1.685	195,250
	2018	1.515	1.334	204,755
	2017	1.413	1.515	221,222
	2016	1.248	1.413	324,458
	2015	1.400	1.248	461,693
	2014	1.303	1.400	656,447
	2013	1.021	1.303	1,047,871
	2012	0.909	1.021	1,203,832
	2011	0.963	0.909	1,327,691
	2010	0.783	0.963	1,550,510
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.315	1.415	294,978
	2018	1.347	1.315	304,861
	2017	1.321	1.347	350,150
	2016	1.307	1.321	323,471
	2015	1.327	1.307	549,608
	2014	1.264	1.327	1,076,600
	2013	1.301	1.264	1,148,214
	2012	1.234	1.301	1,146,666
	2011	1.182	1.234	1,061,286
	2010	1.114	1.182	1,527,419
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	1.903	2.477	81,753
	2018	1.897	1.903	117,875
	2017	1.446	1.897	136,713
	2016	1.474	1.446	284,050
	2015	1.416	1.474	395,543
	2014	1.327	1.416	523,869
	2013	1.009	1.327	1,128,945
	2012	0.901	1.009	1,266,767
	2011	1.010	0.901	1,420,527
	2010	0.860	1.010	1,576,099
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.901	0.902	1,859,335
	2018	0.904	0.901	2,345,048
	2017	0.914	0.904	2,001,111
	2016	0.930	0.914	3,053,455
	2015	0.949	0.930	3,406,240
	2014	0.969	0.949	4,193,264
	2013	0.989	0.969	4,648,465
	2012	1.010	0.989	4,464,575
	2011	1.031	1.010	4,936,230
	2010	1.052	1.031	4,377,837
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.295	1.418	433,922
	2018	1.357	1.295	453,260
	2017	1.296	1.357	584,605
	2016	1.265	1.296	757,721
	2015	1.299	1.265	1,024,037
	2014	1.269	1.299	1,128,769
	2013	1.242	1.269	1,432,318
	2012	1.161	1.242	2,163,806
	2011	1.148	1.161	1,982,968
	2010	1.065	1.148	1,996,981
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.349	1.528	1,022,200

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.440	1.349	901,179
	2017	1.329	1.440	918,682
	2016	1.278	1.329	1,023,306
	2015	1.319	1.278	1,087,847
	2014	1.283	1.319	1,989,660
	2013	1.181	1.283	1,912,429
	2012	1.081	1.181	1,483,922
	2011	1.092	1.081	1,195,959
	2010	1.000	1.092	1,142,078
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.382	1.617	3,471,902
	2018	1.503	1.382	3,592,787
	2017	1.337	1.503	4,676,638
	2016	1.274	1.337	5,194,049
	2015	1.317	1.274	6,827,759
	2014	1.280	1.317	10,719,815
	2013	1.107	1.280	3,846,106
	2012	0.998	1.107	3,521,658
	2011	1.033	0.998	3,947,315
	2010	0.931	1.033	4,201,961
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.393	1.688	1,309,127
	2018	1.547	1.393	1,516,983
	2017	1.325	1.547	2,053,268
	2016	1.251	1.325	2,681,243
	2015	1.299	1.251	3,529,432
	2014	1.260	1.299	4,585,211
	2013	1.034	1.260	1,044,081
	2012	0.915	1.034	1,059,599
	2011	0.971	0.915	1,121,466
	2010	0.864	0.971	1,344,374
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.809	2.180	228,368
	2018	1.919	1.809	279,458
	2017	1.701	1.919	249,640
	2016	1.623	1.701	256,091
	2015	1.615	1.623	535,890
	2014	1.491	1.615	530,160
	2013	1.262	1.491	597,763
	2012	1.146	1.262	610,589
	2011	1.127	1.146	634,175
	2010	1.049	1.127	642,945
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	1.854	2.378	101,353
	2018	1.894	1.854	105,719
	2017	1.624	1.894	111,153
	2016	1.544	1.624	126,791
	2015	1.539	1.544	41,195
	2014	1.420	1.539	84,372
	2013	1.084	1.420	178,885
	2012	0.980	1.084	207,702
	2011	1.043	0.980	244,884
	2010	0.950	1.043	311,773
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.028	1.130	—
	2012	0.907	1.028	729,267
	2011	0.988	0.907	775,303
	2010	0.881	0.988	835,687
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.978	2.578	27,965
	2018	2.143	1.978	33,865
	2017	1.748	2.143	38,425
	2016	1.694	1.748	86,454
	2015	1.683	1.694	93,406
	2014	1.547	1.683	147,322
	2013	1.190	1.547	262,991
	2012	1.096	1.190	326,432
	2011	1.155	1.096	340,343
	2010	1.023	1.155	369,295
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.911	0.986	—
	2010	0.804	0.911	380,662
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.907	2.443	223,373

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.045	1.907	256,835
	2017	1.722	2.045	264,600
	2016	1.578	1.722	277,442
	2015	1.596	1.578	314,545
	2014	1.440	1.596	944,536
	2013	1.116	1.440	1,224,084
	2012	0.987	1.116	1,415,781
	2011	0.991	0.987	1,594,495
	2010	0.884	0.991	2,213,548
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.684	1.982	1,031,271
	2018	1.824	1.684	1,088,985
	2017	1.659	1.824	1,152,711
	2016	1.554	1.659	1,251,158
	2015	1.592	1.554	1,499,730
	2014	1.498	1.592	2,280,586
	2013	1.288	1.498	2,940,831
	2012	1.181	1.288	3,068,160
	2011	1.179	1.181	3,418,569
	2010	1.095	1.179	3,806,803
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.293	2.924	253,817
	2018	2.603	2.293	353,991
	2017	2.251	2.603	355,336
	2016	2.009	2.251	460,849
	2015	2.053	2.009	552,395
	2014	1.891	2.053	948,500
	2013	1.422	1.891	1,473,668
	2012	1.245	1.422	1,158,175
	2011	1.260	1.245	1,305,390
	2010	1.154	1.260	1,532,617
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	1.980	2.516	39,713
	2018	2.167	1.980	56,244
	2017	1.911	2.167	70,981
	2016	1.643	1.911	74,676
	2015	1.667	1.643	134,237
	2014	1.702	1.667	174,970
	2013	1.367	1.702	214,812
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.615	2.047	123,087
	2018	1.772	1.615	134,055
	2017	1.566	1.772	133,552
	2016	1.350	1.566	109,538
	2015	1.373	1.350	199,510
	2014	1.406	1.373	248,703
	2013	1.131	1.406	311,480
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.305	2.949	50,783
	2018	2.380	2.305	53,900
	2017	1.820	2.380	54,816
	2016	1.830	1.820	71,153
	2015	1.690	1.830	79,345
	2014	1.585	1.690	96,430
	2013	1.166	1.585	168,138
	2012	1.003	1.166	47,741
	2011	1.038	1.003	89,453
	2010	0.907	1.038	93,124
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.468	3.211	344,946
	2018	2.702	2.468	380,168
	2017	2.251	2.702	416,510
	2016	2.061	2.251	447,301
	2015	2.053	2.061	577,658
	2014	1.965	2.053	732,633
	2013	1.391	1.965	956,416
	2012	1.225	1.391	1,050,417
	2011	1.233	1.225	1,221,513
	2010	0.934	1.233	1,273,867
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	28.357	31.807	38,646
	2018	30.091	28.357	58,820
	2017	28.378	30.091	78,596
	2016	27.450	28.378	83,243
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.163	1.210	190,046

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.174	1.163	213,017
	2017	1.173	1.174	247,943
	2016	1.181	1.173	250,868
	2015	1.197	1.181	267,262
	2014	1.186	1.197	685,175
	2013	1.218	1.186	1,035,324
	2012	1.201	1.218	1,125,259
	2011	1.160	1.201	1,201,902
	2010	1.117	1.160	1,236,617
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.335	3.002	557,195
	2018	2.553	2.335	723,594
	2017	2.143	2.553	755,525
	2016	2.030	2.143	873,919
	2015	2.064	2.030	1,027,963
	2014	1.887	2.064	1,479,305
	2013	1.470	1.887	1,951,659
	2012	1.293	1.470	2,311,633
	2011	1.357	1.293	2,680,741
	2010	1.185	1.357	2,894,124
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.378	3.025	—
	2018	2.560	2.378	—
	2017	2.116	2.560	—
	2016	2.104	2.116	2,951
	2015	2.125	2.104	3,197
	2014	1.960	2.125	3,467
	2013	1.447	1.960	3,615
	2012	1.209	1.447	3,899
	2011	1.269	1.209	4,757
	2010	1.098	1.269	4,944
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	2.548	3.075	704,953
	2018	3.052	2.548	811,569
	2017	2.585	3.052	840,783
	2016	2.357	2.585	984,666
	2015	2.446	2.357	1,109,153
	2014	2.354	2.446	1,723,675
	2013	1.769	2.354	2,290,804
	2012	1.576	1.769	2,584,984
	2011	1.804	1.576	2,825,541
	2010	1.433	1.804	2,961,443
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.357	1.497	312,014
	2018	1.639	1.357	397,419
	2017	1.433	1.639	400,979
	2016	1.365	1.433	520,282
	2015	1.490	1.365	658,128
	2014	1.712	1.490	909,563
	2013	1.421	1.712	1,274,261
	2012	1.227	1.421	1,521,960
	2011	1.401	1.227	1,699,662
	2010	1.319	1.401	1,961,001
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.217	1.232	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.492	1.595	—
	2010	1.224	1.492	126,074
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.236	2.740	111,198
	2018	2.491	2.236	131,457
	2017	2.186	2.491	139,462
	2016	2.205	2.186	165,345
	2015	2.290	2.205	205,127
	2014	1.942	2.290	406,953
	2013	1.341	1.942	584,831
	2012	1.153	1.341	653,001
	2011	1.149	1.153	914,684
	2010	0.938	1.149	1,080,768
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.493	1.499	—

Portfolio Architect Plus — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2013	1.153	1.493	179,409
	2012	1.024	1.153	286,567
	2011	1.114	1.024	337,799
	2010	0.975	1.114	362,923
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.226	2.832	1,872
	2018	2.312	2.226	19,878
	2017	1.974	2.312	20,832
	2016	1.836	1.974	25,039
	2015	1.844	1.836	25,160
	2014	1.696	1.844	44,358
	2013	1.332	1.696	84,076
	2012	1.172	1.332	76,764
	2011	1.166	1.172	79,489
	2010	1.057	1.166	81,169
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.348	3.041	38,457
	2018	2.397	2.348	40,777
	2017	1.945	2.397	35,154
	2016	1.849	1.945	62,394
	2015	1.719	1.849	66,646
	2014	1.539	1.719	80,869
	2013	1.140	1.539	182,030
	2012	0.967	1.140	219,339
	2011	0.993	0.967	252,365
	2010	0.923	0.993	264,814
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	1.935	2.443	61,915
	2018	2.168	1.935	122,049
	2017	1.927	2.168	130,362
	2016	1.740	1.927	146,715
	2015	1.829	1.740	225,639
	2014	1.671	1.829	294,782
	2013	1.288	1.671	357,310
	2012	1.129	1.288	370,291
	2011	1.098	1.129	441,080
	2010	1.024	1.098	463,572
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	2.912	3.620	79,590
	2018	2.874	2.912	93,186
	2017	2.361	2.874	103,520
	2016	2.278	2.361	118,862
	2015	2.431	2.278	123,837
	2014	2.384	2.431	303,458
	2013	1.655	2.384	381,114
	2012	1.415	1.655	439,376
	2011	1.424	1.415	536,498
	2010	1.161	1.424	557,714
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.965	0.952	—
	2010	0.902	0.965	462,714
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.512	1.619	48,964
	2013	1.300	1.512	78,750
	2012	1.199	1.300	82,793
	2011	1.224	1.199	81,916
	2010	1.114	1.224	97,012

Portfolio Architect Plus — Separate Account Charges 2.10%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.197	4.235	313,599

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.590	3.197	383,072
	2017	2.788	3.590	454,428
	2016	2.830	2.788	594,437
	2015	2.702	2.830	676,978
	2014	2.697	2.702	785,784
	2013	2.132	2.697	1,059,015
	2012	1.777	2.132	1,247,605
	2011	1.992	1.777	1,532,422
	2010	1.820	1.992	1,963,986
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.276	4.196	1,268,342
	2018	3.355	3.276	1,393,051
	2017	2.670	3.355	1,658,057
	2016	2.491	2.670	2,101,017
	2015	2.380	2.491	2,407,219
	2014	2.240	2.380	2,921,243
	2013	1.758	2.240	3,924,577
	2012	1.523	1.758	4,927,164
	2011	1.625	1.523	5,758,110
	2010	1.398	1.625	6,547,034
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.719	3.359	1,363,634
	2018	2.828	2.719	1,512,334
	2017	2.359	2.828	1,952,976
	2016	2.161	2.359	2,286,726
	2015	2.175	2.161	2,578,656
	2014	2.008	2.175	3,093,377
	2013	1.536	2.008	4,205,161
	2012	1.335	1.536	5,010,171
	2011	1.389	1.335	5,965,387
	2010	1.273	1.389	7,236,668
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.125	2.396	406,127
	2018	2.225	2.125	537,508
	2017	2.100	2.225	597,060
	2016	1.875	2.100	554,404
	2015	1.987	1.875	568,048
	2014	1.960	1.987	799,134
	2013	1.822	1.960	1,069,246
	2012	1.591	1.822	1,149,891
	2011	1.584	1.591	1,108,760
	2010	1.391	1.584	1,213,818
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.353	1.689	199,612
	2018	1.536	1.353	198,093
	2017	1.276	1.536	198,258
	2016	1.196	1.276	378,446
	2015	1.246	1.196	457,318
	2014	1.211	1.246	695,928
	2013	0.955	1.211	527,593
	2012	0.836	0.955	876,123
	2011	0.980	0.836	883,065
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.398	1.763	801,377
	2018	1.685	1.398	887,576
	2017	1.540	1.685	941,591
	2016	1.198	1.540	1,109,820
	2015	1.294	1.198	1,261,559
	2014	1.299	1.294	1,485,829
	2013	1.001	1.299	2,029,328
	2012	0.867	1.001	2,599,347
	2011	0.973	0.867	3,112,104
	2010	0.828	0.973	3,525,183
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.270	2.684	286,930
	2018	2.701	2.270	349,070
	2017	2.149	2.701	435,788
	2016	1.969	2.149	496,540
	2015	2.333	1.969	555,525
	2014	2.548	2.333	636,421
	2013	2.739	2.548	394,703
	2012	2.353	2.739	483,936
	2011	2.955	2.353	612,691
	2010	2.441	2.955	858,693

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.515	3.246	105,999
	2018	2.741	2.515	113,530
	2017	2.295	2.741	164,783
	2016	2.165	2.295	168,434
	2015	2.116	2.165	231,555
	2014	1.902	2.116	314,554
	2013	1.448	1.902	435,739
	2012	1.303	1.448	596,463
	2011	1.327	1.303	690,825
	2010	1.204	1.327	775,742
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.060	1.298	682,088
	2018	1.181	1.060	762,442
	2017	1.087	1.181	801,620
	2016	1.097	1.087	880,564
	2015	1.135	1.097	920,984
	2014	1.019	1.135	1,250,005
	2013	1.003	1.019	1,668,448
	2012	0.811	1.003	1,999,044
	2011	0.875	0.811	2,228,954
	2010	0.768	0.875	2,457,919
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.506	2.605	—
	2013	1.982	2.506	344,377
	2012	1.648	1.982	392,873
	2011	1.816	1.648	659,080
	2010	1.691	1.816	774,713
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.279	2.785	152,336
	2018	3.052	2.279	177,079
	2017	2.383	3.052	214,676
	2016	2.244	2.383	258,723
	2015	2.395	2.244	293,591
	2014	2.589	2.395	375,065
	2013	2.021	2.589	471,369
	2012	1.594	2.021	506,395
	2011	1.893	1.594	514,967
	2010	1.657	1.893	528,113
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.354	2.881	511,534
	2018	2.737	2.354	544,280
	2017	2.369	2.737	685,286
	2016	2.062	2.369	796,547
	2015	2.240	2.062	898,254
	2014	2.092	2.240	1,115,151
	2013	1.578	2.092	937,408
	2012	1.360	1.578	1,132,864
	2011	1.409	1.360	1,386,146
	2010	1.253	1.409	1,456,739
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.486	1.914	1,081,088
	2018	1.747	1.486	1,257,951
	2017	1.305	1.747	1,447,421
	2016	1.329	1.305	1,781,402
	2015	1.306	1.329	1,976,960
	2014	1.306	1.306	2,721,052
	2013	1.049	1.306	3,384,683
	2012	0.884	1.049	4,267,761
	2011	0.986	0.884	5,151,814
	2010	0.869	0.986	5,732,407
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.551	3.114	10,961
	2018	2.856	2.551	14,596
	2017	2.322	2.856	26,273
	2016	2.122	2.322	23,989
	2015	2.199	2.122	48,266
	2014	2.076	2.199	31,167
	2013	1.508	2.076	39,314
	2012	1.300	1.508	43,406
	2011	1.339	1.300	64,251
	2010	1.081	1.339	63,746
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.876	2.196	49,676

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.222	1.876	50,315
	2017	2.190	2.222	49,262
	2016	1.709	2.190	42,998
	2015	1.882	1.709	43,462
	2014	1.836	1.882	96,558
	2013	1.407	1.836	105,530
	2012	1.243	1.407	115,990
	2011	1.412	1.243	79,320
	2010	1.206	1.412	106,479
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.934	3.558	127,533
	2018	3.216	2.934	134,755
	2017	2.767	3.216	145,577
	2016	2.744	2.767	158,648
	2015	2.913	2.744	143,892
	2014	2.597	2.913	220,977
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.916	1.970	—
	2015	1.994	1.916	585,375
	2014	1.937	1.994	755,585
	2013	1.829	1.937	528,870
	2012	1.650	1.829	765,329
	2011	1.607	1.650	832,055
	2010	1.450	1.607	878,473
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.886	2.370	437,209
	2018	2.240	1.886	493,391
	2017	1.785	2.240	530,335
	2016	1.839	1.785	604,043
	2015	1.912	1.839	629,656
	2014	2.098	1.912	731,003
	2013	1.797	2.098	881,159
	2012	1.572	1.797	1,519,887
	2011	1.798	1.572	1,846,593
	2010	1.649	1.798	2,295,120
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.646	1.781	—
	2012	1.592	1.646	273,622
	2011	1.714	1.592	355,317
	2010	1.420	1.714	448,517
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.034	1.119	—
	2012	1.003	1.034	2,902,562
	2011	1.081	1.003	3,074,157
	2010	0.899	1.081	2,967,256
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.331	1.414	617,480
	2018	1.389	1.331	722,297
	2017	1.366	1.389	783,421
	2016	1.327	1.366	929,697
	2015	1.396	1.327	973,202
	2014	1.381	1.396	1,146,530
	2013	1.550	1.381	1,549,309
	2012	1.448	1.550	2,209,238
	2011	1.326	1.448	2,432,598
	2010	1.254	1.326	2,298,571
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.465	1.556	1,862,282
	2018	1.500	1.465	1,962,716
	2017	1.465	1.500	2,324,021
	2016	1.459	1.465	2,591,505
	2015	1.489	1.459	2,932,348
	2014	1.460	1.489	3,548,098
	2013	1.520	1.460	4,541,635
	2012	1.421	1.520	5,700,431
	2011	1.406	1.421	6,642,169
	2010	1.328	1.406	5,467,350
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.999	2.007	—
	2015	2.040	1.999	91,236
	2014	1.874	2.040	93,626
	2013	1.438	1.874	101,130
	2012	1.328	1.438	114,990
	2011	1.421	1.328	105,861
	2010	1.249	1.421	125,257

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.630	1.668	—
	2015	1.687	1.630	984,535
	2014	1.647	1.687	1,337,691
	2013	1.656	1.647	1,494,060
	2012	1.516	1.656	1,702,513
	2011	1.494	1.516	1,791,204
	2010	1.360	1.494	1,881,342
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.806	1.885	—
	2012	1.645	1.806	569,156
	2011	2.043	1.645	543,400
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.562	1.935	1,494,457
	2018	1.756	1.562	1,618,944
	2017	1.533	1.756	1,713,833
	2016	1.350	1.533	2,098,217
	2015	1.430	1.350	2,258,749
	2014	1.289	1.430	3,021,340
	2013	0.984	1.289	3,979,979
	2012	0.852	0.984	4,676,693
	2011	0.906	0.852	5,485,937
	2010	0.791	0.906	6,124,371
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.329	2.888	102,416
	2018	2.616	2.329	134,391
	2017	2.282	2.616	137,803
	2016	2.008	2.282	169,160
	2015	2.125	2.008	265,393
	2014	1.954	2.125	362,386
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.325	1.674	725,817
	2018	1.506	1.325	738,838
	2017	1.405	1.506	869,407
	2016	1.242	1.405	962,546
	2015	1.394	1.242	1,109,945
	2014	1.298	1.394	1,361,139
	2013	1.018	1.298	1,673,284
	2012	0.906	1.018	2,042,231
	2011	0.961	0.906	2,424,307
	2010	0.782	0.961	2,625,321
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.293	1.390	509,613
	2018	1.325	1.293	564,908
	2017	1.300	1.325	627,429
	2016	1.287	1.300	588,924
	2015	1.307	1.287	610,737
	2014	1.246	1.307	726,346
	2013	1.283	1.246	914,756
	2012	1.218	1.283	1,254,342
	2011	1.167	1.218	1,313,910
	2010	1.100	1.167	1,354,018
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.224	2.893	161,608
	2018	2.217	2.224	181,402
	2017	1.691	2.217	199,583
	2016	1.725	1.691	209,787
	2015	1.658	1.725	254,005
	2014	1.554	1.658	428,123
	2013	1.183	1.554	555,793
	2012	1.056	1.183	644,729
	2011	1.184	1.056	785,759
	2010	1.010	1.184	813,279
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.881	0.881	3,554,600
	2018	0.884	0.881	3,364,508
	2017	0.894	0.884	2,734,729
	2016	0.910	0.894	3,454,376
	2015	0.930	0.910	4,430,818
	2014	0.949	0.930	4,363,690
	2013	0.969	0.949	7,439,267
	2012	0.990	0.969	7,890,296
	2011	1.011	0.990	8,183,980
	2010	1.032	1.011	7,562,774
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.287	1.408	144,161

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.349	1.287	166,949
	2017	1.289	1.349	160,158
	2016	1.259	1.289	225,061
	2015	1.293	1.259	747,674
	2014	1.264	1.293	928,926
	2013	1.238	1.264	1,462,485
	2012	1.158	1.238	1,646,626
	2011	1.145	1.158	1,682,518
	2010	1.063	1.145	1,805,121
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.340	1.517	730,857
	2018	1.432	1.340	787,991
	2017	1.322	1.432	905,768
	2016	1.272	1.322	1,153,992
	2015	1.313	1.272	1,479,835
	2014	1.278	1.313	2,025,688
	2013	1.177	1.278	811,209
	2012	1.078	1.177	800,012
	2011	1.090	1.078	693,462
	2010	0.998	1.090	829,779
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.373	1.606	3,754,512
	2018	1.494	1.373	4,071,200
	2017	1.330	1.494	4,332,512
	2016	1.268	1.330	4,482,718
	2015	1.311	1.268	5,573,597
	2014	1.275	1.311	6,244,445
	2013	1.103	1.275	1,551,658
	2012	0.995	1.103	1,388,249
	2011	1.030	0.995	1,493,315
	2010	0.930	1.030	1,239,983
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.384	1.677	997,461
	2018	1.538	1.384	1,164,095
	2017	1.318	1.538	1,472,184
	2016	1.245	1.318	2,007,419
	2015	1.293	1.245	2,369,085
	2014	1.255	1.293	3,686,782
	2013	1.031	1.255	749,574
	2012	0.913	1.031	704,634
	2011	0.968	0.913	285,069
	2010	0.862	0.968	218,108
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.770	2.131	375,017
	2018	1.878	1.770	389,189
	2017	1.666	1.878	397,547
	2016	1.590	1.666	459,291
	2015	1.583	1.590	446,462
	2014	1.462	1.583	495,093
	2013	1.238	1.462	582,974
	2012	1.125	1.238	768,340
	2011	1.107	1.125	988,410
	2010	1.031	1.107	1,034,867
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.158	2.767	130,866
	2018	2.206	2.158	136,773
	2017	1.892	2.206	155,471
	2016	1.800	1.892	170,817
	2015	1.795	1.800	102,659
	2014	1.657	1.795	118,467
	2013	1.266	1.657	186,344
	2012	1.145	1.266	338,635
	2011	1.219	1.145	393,605
	2010	1.111	1.219	428,327
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.228	1.349	—
	2012	1.084	1.228	1,028,667
	2011	1.181	1.084	1,144,081
	2010	1.054	1.181	1,297,641
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.608	3.397	173,721

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.826	2.608	183,599
	2017	2.306	2.826	200,212
	2016	2.237	2.306	207,221
	2015	2.223	2.237	232,107
	2014	2.044	2.223	376,428
	2013	1.574	2.044	472,630
	2012	1.450	1.574	528,552
	2011	1.528	1.450	550,229
	2010	1.355	1.528	593,003
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.909	0.983	—
	2010	0.802	0.909	418,229
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.894	2.426	359,110
	2018	2.033	1.894	522,638
	2017	1.712	2.033	548,096
	2016	1.570	1.712	668,601
	2015	1.589	1.570	686,990
	2014	1.434	1.589	1,097,075
	2013	1.112	1.434	1,369,313
	2012	0.984	1.112	2,043,442
	2011	0.989	0.984	2,591,385
	2010	0.882	0.989	3,124,317
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.866	2.195	1,113,583
	2018	2.022	1.866	1,269,503
	2017	1.840	2.022	1,483,170
	2016	1.724	1.840	1,807,590
	2015	1.767	1.724	1,911,722
	2014	1.665	1.767	2,281,260
	2013	1.431	1.665	3,024,988
	2012	1.313	1.431	3,572,890
	2011	1.312	1.313	4,172,470
	2010	1.219	1.312	4,556,794
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.236	2.849	657,924
	2018	2.538	2.236	753,081
	2017	2.197	2.538	795,188
	2016	1.961	2.197	848,651
	2015	2.006	1.961	938,761
	2014	1.849	2.006	1,183,035
	2013	1.391	1.849	1,412,617
	2012	1.218	1.391	852,173
	2011	1.233	1.218	880,464
	2010	1.130	1.233	953,277
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.591	3.290	34,577
	2018	2.836	2.591	42,172
	2017	2.502	2.836	44,057
	2016	2.153	2.502	55,843
	2015	2.186	2.153	72,888
	2014	2.232	2.186	151,105
	2013	1.793	2.232	211,314
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.604	2.033	628,297
	2018	1.761	1.604	685,575
	2017	1.557	1.761	727,952
	2016	1.343	1.557	796,139
	2015	1.367	1.343	939,814
	2014	1.400	1.367	1,236,319
	2013	1.126	1.400	1,653,257
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.290	2.929	90,072
	2018	2.367	2.290	110,729
	2017	1.811	2.367	104,353
	2016	1.821	1.811	110,145
	2015	1.683	1.821	114,448
	2014	1.579	1.683	355,334
	2013	1.162	1.579	424,928
	2012	1.000	1.162	822,193
	2011	1.035	1.000	966,079
	2010	0.906	1.035	1,387,967
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.777	3.613	414,482

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.043	2.777	461,459
	2017	2.536	3.043	530,834
	2016	2.323	2.536	591,634
	2015	2.315	2.323	706,077
	2014	2.217	2.315	845,770
	2013	1.570	2.217	1,125,805
	2012	1.384	1.570	1,553,187
	2011	1.393	1.384	1,822,681
	2010	1.056	1.393	2,374,998
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	28.017	31.409	58,416
	2018	29.744	28.017	67,422
	2017	28.065	29.744	92,010
	2016	27.157	28.065	95,321
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.121	1.166	194,969
	2018	1.132	1.121	286,849
	2017	1.132	1.132	296,950
	2016	1.140	1.132	294,938
	2015	1.156	1.140	418,816
	2014	1.147	1.156	399,613
	2013	1.178	1.147	444,824
	2012	1.162	1.178	606,463
	2011	1.123	1.162	630,517
	2010	1.082	1.123	633,229
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.913	3.744	583,681
	2018	3.186	2.913	666,175
	2017	2.676	3.186	747,137
	2016	2.537	2.676	879,060
	2015	2.580	2.537	907,145
	2014	2.360	2.580	1,235,015
	2013	1.840	2.360	1,564,779
	2012	1.618	1.840	2,154,774
	2011	1.700	1.618	2,381,921
	2010	1.485	1.700	2,582,351
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.656	3.376	16,902
	2018	2.860	2.656	17,137
	2017	2.365	2.860	17,782
	2016	2.353	2.365	29,325
	2015	2.378	2.353	29,559
	2014	2.195	2.378	71,074
	2013	1.621	2.195	71,994
	2012	1.354	1.621	73,392
	2011	1.422	1.354	114,920
	2010	1.231	1.422	123,556
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.533	4.261	516,603
	2018	4.234	3.533	543,338
	2017	3.587	4.234	630,633
	2016	3.273	3.587	724,842
	2015	3.398	3.273	791,895
	2014	3.272	3.398	1,005,158
	2013	2.460	3.272	1,285,303
	2012	2.193	2.460	1,531,778
	2011	2.512	2.193	1,810,500
	2010	1.995	2.512	2,333,813
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.801	1.985	635,366
	2018	2.176	1.801	660,713
	2017	1.904	2.176	711,917
	2016	1.814	1.904	844,709
	2015	1.981	1.814	924,580
	2014	2.277	1.981	1,025,585
	2013	1.891	2.277	1,323,571
	2012	1.633	1.891	1,487,788
	2011	1.867	1.633	1,773,593
	2010	1.758	1.867	1,936,899
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.550	1.569	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.919	2.051	—

Portfolio Architect Plus — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2010	1.576	1.919	544,186
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.851	3.491	121,164
	2018	3.176	2.851	123,181
	2017	2.789	3.176	131,279
	2016	2.815	2.789	148,299
	2015	2.925	2.815	186,400
	2014	2.481	2.925	248,600
	2013	1.715	2.481	412,684
	2012	1.475	1.715	389,144
	2011	1.470	1.475	468,281
	2010	1.201	1.470	543,132
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.944	1.951	—
	2013	1.502	1.944	466,956
	2012	1.334	1.502	537,521
	2011	1.453	1.334	693,937
	2010	1.272	1.453	711,759
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.691	3.422	18,450
	2018	2.797	2.691	18,490
	2017	2.389	2.797	18,331
	2016	2.223	2.389	23,255
	2015	2.234	2.223	70,644
	2014	2.056	2.234	127,243
	2013	1.615	2.056	132,670
	2012	1.422	1.615	250,871
	2011	1.416	1.422	244,160
	2010	1.284	1.416	335,548
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	3.015	3.902	105,236
	2018	3.079	3.015	104,484
	2017	2.500	3.079	109,382
	2016	2.377	2.500	128,799
	2015	2.211	2.377	124,883
	2014	1.981	2.211	151,266
	2013	1.467	1.981	171,419
	2012	1.245	1.467	176,966
	2011	1.280	1.245	258,960
	2010	1.190	1.280	306,573
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.438	3.077	39,168
	2018	2.733	2.438	38,405
	2017	2.430	2.733	41,145
	2016	2.196	2.430	40,531
	2015	2.309	2.196	48,809
	2014	2.111	2.309	57,224
	2013	1.628	2.111	59,245
	2012	1.428	1.628	104,101
	2011	1.389	1.428	100,814
	2010	1.296	1.389	124,583
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	3.977	4.941	168,713
	2018	3.927	3.977	185,808
	2017	3.227	3.927	210,303
	2016	3.115	3.227	233,625
	2015	3.326	3.115	249,892
	2014	3.264	3.326	306,006
	2013	2.267	3.264	386,905
	2012	1.938	2.267	360,566
	2011	1.952	1.938	415,904
	2010	1.593	1.952	492,685
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.951	0.938	—
	2010	0.889	0.951	363,075
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.456	1.559	45,755
	2013	1.253	1.456	75,465
	2012	1.156	1.253	90,996
	2011	1.180	1.156	120,337
	2010	1.075	1.180	126,347

Portfolio Architect Plus — Separate Account Charges 2.15%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.172	4.199	42,562
	2018	3.563	3.172	42,747
	2017	2.769	3.563	46,453
	2016	2.812	2.769	47,770
	2015	2.686	2.812	48,054
	2014	2.683	2.686	48,495
	2013	2.122	2.683	47,383
	2012	1.769	2.122	49,522
	2011	1.984	1.769	50,120
	2010	1.814	1.984	53,938
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.251	4.160	183,568
	2018	3.330	3.251	183,972
	2017	2.652	3.330	187,214
	2016	2.475	2.652	189,698
	2015	2.366	2.475	191,220
	2014	2.228	2.366	200,703
	2013	1.750	2.228	212,123
	2012	1.517	1.750	220,894
	2011	1.619	1.517	241,206
	2010	1.394	1.619	246,417
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.698	3.330	158,373
	2018	2.807	2.698	158,560
	2017	2.343	2.807	163,451
	2016	2.147	2.343	166,955
	2015	2.162	2.147	169,428
	2014	1.997	2.162	170,385
	2013	1.528	1.997	177,641
	2012	1.329	1.528	182,392
	2011	1.383	1.329	204,013
	2010	1.268	1.383	209,725
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.108	2.376	58,685
	2018	2.209	2.108	58,685
	2017	2.086	2.209	61,657
	2016	1.863	2.086	63,811
	2015	1.975	1.863	64,783
	2014	1.950	1.975	65,109
	2013	1.813	1.950	65,443
	2012	1.584	1.813	113,189
	2011	1.577	1.584	75,990
	2010	1.387	1.577	65,769
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.344	1.677	—
	2018	1.528	1.344	—
	2017	1.270	1.528	—
	2016	1.190	1.270	—
	2015	1.241	1.190	—
	2014	1.207	1.241	—
	2013	0.952	1.207	—
	2012	0.833	0.952	—
	2011	0.978	0.833	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.389	1.751	105,750
	2018	1.675	1.389	105,750
	2017	1.532	1.675	107,858
	2016	1.192	1.532	109,385
	2015	1.288	1.192	110,074
	2014	1.294	1.288	110,306
	2013	0.998	1.294	111,894
	2012	0.864	0.998	119,704
	2011	0.970	0.864	115,019
	2010	0.827	0.970	112,855
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.252	2.661	15,473

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.681	2.252	14,730
	2017	2.135	2.681	15,704
	2016	1.956	2.135	16,276
	2015	2.319	1.956	15,106
	2014	2.534	2.319	14,295
	2013	2.725	2.534	—
	2012	2.342	2.725	—
	2011	2.944	2.342	—
	2010	2.432	2.944	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.495	3.219	6,448
	2018	2.721	2.495	6,311
	2017	2.280	2.721	6,736
	2016	2.151	2.280	7,015
	2015	2.104	2.151	8,010
	2014	1.892	2.104	12,274
	2013	1.441	1.892	12,836
	2012	1.297	1.441	13,070
	2011	1.322	1.297	13,601
	2010	1.200	1.322	13,587
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.053	1.290	73
	2018	1.174	1.053	85
	2017	1.081	1.174	96
	2016	1.092	1.081	109
	2015	1.130	1.092	567
	2014	1.015	1.130	16,909
	2013	1.000	1.015	21,274
	2012	0.809	1.000	32,568
	2011	0.873	0.809	31,016
	2010	0.767	0.873	45,744
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.492	2.591	—
	2013	1.972	2.492	29,786
	2012	1.641	1.972	30,826
	2011	1.809	1.641	29,801
	2010	1.685	1.809	29,372
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.261	2.762	856
	2018	3.029	2.261	858
	2017	2.366	3.029	859
	2016	2.230	2.366	860
	2015	2.381	2.230	862
	2014	2.575	2.381	864
	2013	2.011	2.575	866
	2012	1.587	2.011	8,394
	2011	1.885	1.587	10,977
	2010	1.651	1.885	873
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.336	2.857	14,921
	2018	2.717	2.336	14,375
	2017	2.352	2.717	14,957
	2016	2.049	2.352	25,508
	2015	2.226	2.049	43,504
	2014	2.081	2.226	43,919
	2013	1.570	2.081	61,561
	2012	1.354	1.570	62,590
	2011	1.404	1.354	64,048
	2010	1.249	1.404	64,897
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.476	1.901	27,571
	2018	1.737	1.476	27,134
	2017	1.298	1.737	27,226
	2016	1.323	1.298	28,140
	2015	1.301	1.323	28,625
	2014	1.301	1.301	37,372
	2013	1.046	1.301	96,305
	2012	0.882	1.046	111,947
	2011	0.984	0.882	95,158
	2010	0.867	0.984	95,488
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.534	3.091	—

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.838	2.534	—
	2017	2.309	2.838	—
	2016	2.111	2.309	—
	2015	2.188	2.111	—
	2014	2.067	2.188	—
	2013	1.502	2.067	—
	2012	1.296	1.502	—
	2011	1.335	1.296	—
	2010	1.078	1.335	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.863	2.180	—
	2018	2.208	1.863	—
	2017	2.177	2.208	—
	2016	1.700	2.177	—
	2015	1.873	1.700	—
	2014	1.828	1.873	—
	2013	1.402	1.828	—
	2012	1.238	1.402	—
	2011	1.408	1.238	—
	2010	1.203	1.408	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.911	3.528	—
	2018	3.192	2.911	—
	2017	2.748	3.192	2,813
	2016	2.726	2.748	2,963
	2015	2.896	2.726	3,121
	2014	2.583	2.896	3,286
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.904	1.957	—
	2015	1.982	1.904	24,628
	2014	1.927	1.982	19,209
	2013	1.820	1.927	19,627
	2012	1.643	1.820	20,001
	2011	1.601	1.643	26,991
	2010	1.445	1.601	20,874
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.872	2.350	751
	2018	2.224	1.872	738
	2017	1.773	2.224	735
	2016	1.827	1.773	11,845
	2015	1.901	1.827	12,256
	2014	2.087	1.901	12,962
	2013	1.788	2.087	12,927
	2012	1.566	1.788	16,962
	2011	1.791	1.566	16,546
	2010	1.643	1.791	23,282
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.638	1.772	—
	2012	1.585	1.638	764
	2011	1.707	1.585	741
	2010	1.415	1.707	763
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.030	1.114	—
	2012	1.000	1.030	74,774
	2011	1.078	1.000	81,209
	2010	0.897	1.078	95,612
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.320	1.402	35,440
	2018	1.379	1.320	36,197
	2017	1.357	1.379	52,503
	2016	1.318	1.357	53,476
	2015	1.387	1.318	56,374
	2014	1.374	1.387	57,465
	2013	1.542	1.374	57,677
	2012	1.441	1.542	79,461
	2011	1.321	1.441	81,155
	2010	1.250	1.321	89,670
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.453	1.543	134,815

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.489	1.453	134,852
	2017	1.455	1.489	172,621
	2016	1.449	1.455	147,548
	2015	1.481	1.449	170,872
	2014	1.452	1.481	174,255
	2013	1.512	1.452	193,908
	2012	1.414	1.512	397,814
	2011	1.401	1.414	344,649
	2010	1.323	1.401	156,400
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.986	1.994	—
	2015	2.028	1.986	—
	2014	1.864	2.028	—
	2013	1.431	1.864	—
	2012	1.322	1.431	—
	2011	1.415	1.322	—
	2010	1.244	1.415	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.621	1.658	—
	2015	1.678	1.621	6,794
	2014	1.639	1.678	—
	2013	1.649	1.639	—
	2012	1.510	1.649	39,872
	2011	1.489	1.510	14,295
	2010	1.356	1.489	—
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.797	1.875	—
	2012	1.638	1.797	—
	2011	2.034	1.638	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.552	1.921	35,213
	2018	1.745	1.552	35,095
	2017	1.525	1.745	34,924
	2016	1.344	1.525	34,787
	2015	1.424	1.344	35,100
	2014	1.284	1.424	43,225
	2013	0.981	1.284	40,639
	2012	0.850	0.981	45,447
	2011	0.904	0.850	101,681
	2010	0.790	0.904	45,600
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.311	2.864	785
	2018	2.597	2.311	786
	2017	2.266	2.597	17,929
	2016	1.995	2.266	28,847
	2015	2.112	1.995	28,852
	2014	1.943	2.112	28,858
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.317	1.663	83,157
	2018	1.498	1.317	83,194
	2017	1.398	1.498	82,924
	2016	1.236	1.398	82,326
	2015	1.388	1.236	82,644
	2014	1.293	1.388	96,055
	2013	1.014	1.293	98,695
	2012	0.904	1.014	104,461
	2011	0.959	0.904	104,181
	2010	0.780	0.959	104,566
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.283	1.379	—
	2018	1.315	1.283	—
	2017	1.291	1.315	3,329
	2016	1.279	1.291	5,741
	2015	1.299	1.279	6,830
	2014	1.240	1.299	7,196
	2013	1.276	1.240	7,570
	2012	1.213	1.276	8,092
	2011	1.163	1.213	8,908
	2010	1.097	1.163	9,758
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.206	2.868	18,070

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.201	2.206	18,442
	2017	1.679	2.201	18,888
	2016	1.714	1.679	19,266
	2015	1.648	1.714	19,691
	2014	1.546	1.648	20,125
	2013	1.177	1.546	28,842
	2012	1.051	1.177	52,847
	2011	1.180	1.051	39,201
	2010	1.006	1.180	31,618
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.874	0.873	133,344
	2018	0.877	0.874	143,709
	2017	0.888	0.877	290,089
	2016	0.904	0.888	352,572
	2015	0.924	0.904	383,700
	2014	0.944	0.924	391,009
	2013	0.965	0.944	493,586
	2012	0.986	0.965	270,151
	2011	1.007	0.986	516,572
	2010	1.029	1.007	818,186
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.279	1.398	—
	2018	1.342	1.279	—
	2017	1.282	1.342	—
	2016	1.253	1.282	—
	2015	1.288	1.253	—
	2014	1.259	1.288	—
	2013	1.234	1.259	—
	2012	1.155	1.234	—
	2011	1.143	1.155	—
	2010	1.061	1.143	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.332	1.507	—
	2018	1.424	1.332	—
	2017	1.315	1.424	—
	2016	1.266	1.315	—
	2015	1.308	1.266	48,669
	2014	1.273	1.308	118,406
	2013	1.173	1.273	—
	2012	1.075	1.173	—
	2011	1.087	1.075	—
	2010	0.996	1.087	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.364	1.595	81,609
	2018	1.485	1.364	81,196
	2017	1.322	1.485	97,888
	2016	1.262	1.322	96,781
	2015	1.306	1.262	99,456
	2014	1.270	1.306	168,245
	2013	1.100	1.270	—
	2012	0.992	1.100	—
	2011	1.028	0.992	—
	2010	0.928	1.028	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.375	1.665	48,398
	2018	1.529	1.375	47,650
	2017	1.311	1.529	512,877
	2016	1.239	1.311	509,955
	2015	1.288	1.239	511,931
	2014	1.250	1.288	651,149
	2013	1.027	1.250	—
	2012	0.910	1.027	—
	2011	0.966	0.910	—
	2010	0.861	0.966	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.757	2.115	—
	2018	1.865	1.757	—
	2017	1.655	1.865	—
	2016	1.581	1.655	—
	2015	1.574	1.581	—
	2014	1.455	1.574	—
	2013	1.233	1.455	—
	2012	1.121	1.233	—
	2011	1.103	1.121	—
	2010	1.028	1.103	—

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.141	2.744	—
	2018	2.190	2.141	—
	2017	1.879	2.190	4,253
	2016	1.788	1.879	4,480
	2015	1.784	1.788	4,719
	2014	1.648	1.784	4,968
	2013	1.259	1.648	5,209
	2012	1.140	1.259	11,652
	2011	1.214	1.140	11,893
	2010	1.107	1.214	12,151
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.222	1.342	—
	2012	1.079	1.222	945
	2011	1.176	1.079	947
	2010	1.050	1.176	950
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.587	3.368	—
	2018	2.805	2.587	—
	2017	2.291	2.805	—
	2016	2.223	2.291	—
	2015	2.210	2.223	—
	2014	2.033	2.210	—
	2013	1.566	2.033	2,485
	2012	1.443	1.566	6,744
	2011	1.522	1.443	2,514
	2010	1.350	1.522	2,531
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.907	0.981	—
	2010	0.801	0.907	—
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.881	2.408	16,689
	2018	2.020	1.881	16,689
	2017	1.702	2.020	16,689
	2016	1.562	1.702	16,689
	2015	1.581	1.562	16,689
	2014	1.428	1.581	16,689
	2013	1.108	1.428	34,598
	2012	0.981	1.108	51,683
	2011	0.986	0.981	56,684
	2010	0.880	0.986	56,735
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.851	2.177	5,688
	2018	2.007	1.851	5,402
	2017	1.827	2.007	5,375
	2016	1.713	1.827	5,066
	2015	1.757	1.713	4,965
	2014	1.656	1.757	15,469
	2013	1.424	1.656	15,673
	2012	1.307	1.424	34,195
	2011	1.307	1.307	33,961
	2010	1.215	1.307	34,319
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.219	2.826	799
	2018	2.521	2.219	800
	2017	2.183	2.521	801
	2016	1.950	2.183	802
	2015	1.995	1.950	804
	2014	1.840	1.995	5,315
	2013	1.385	1.840	65,678
	2012	1.213	1.385	64,563
	2011	1.229	1.213	67,029
	2010	1.127	1.229	66,294
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.570	3.262	—
	2018	2.815	2.570	—
	2017	2.485	2.815	—
	2016	2.139	2.485	—
	2015	2.173	2.139	—
	2014	2.220	2.173	—
	2013	1.784	2.220	822
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.593	2.018	15,187

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.750	1.593	15,661
	2017	1.548	1.750	16,286
	2016	1.336	1.548	21,685
	2015	1.360	1.336	55,352
	2014	1.394	1.360	57,999
	2013	1.122	1.394	60,534
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.276	2.909	—
	2018	2.353	2.276	—
	2017	1.801	2.353	—
	2016	1.812	1.801	—
	2015	1.676	1.812	—
	2014	1.573	1.676	—
	2013	1.158	1.573	—
	2012	0.997	1.158	7,319
	2011	1.033	0.997	7,360
	2010	0.904	1.033	7,536
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.756	3.583	489
	2018	3.021	2.756	521
	2017	2.519	3.021	537
	2016	2.309	2.519	552
	2015	2.302	2.309	547
	2014	2.205	2.302	576
	2013	1.563	2.205	5,814
	2012	1.378	1.563	23,493
	2011	1.388	1.378	23,932
	2010	1.053	1.388	25,650
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	27.680	31.016	2,071
	2018	29.401	27.680	2,160
	2017	27.755	29.401	2,106
	2016	26.866	27.755	2,082
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.113	1.156	—
	2018	1.124	1.113	—
	2017	1.125	1.124	21,317
	2016	1.133	1.125	22,454
	2015	1.150	1.133	23,650
	2014	1.141	1.150	24,902
	2013	1.173	1.141	26,108
	2012	1.157	1.173	27,323
	2011	1.119	1.157	28,495
	2010	1.079	1.119	29,746
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.890	3.713	—
	2018	3.163	2.890	—
	2017	2.658	3.163	3,159
	2016	2.521	2.658	3,328
	2015	2.565	2.521	3,505
	2014	2.347	2.565	3,691
	2013	1.831	2.347	3,869
	2012	1.611	1.831	4,049
	2011	1.693	1.611	27,919
	2010	1.479	1.693	4,408
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.635	3.348	—
	2018	2.839	2.635	—
	2017	2.349	2.839	—
	2016	2.338	2.349	—
	2015	2.364	2.338	—
	2014	2.183	2.364	—
	2013	1.613	2.183	—
	2012	1.348	1.613	—
	2011	1.417	1.348	—
	2010	1.227	1.417	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.505	4.226	12,553

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	4.203	3.505	12,553
	2017	3.562	4.203	16,036
	2016	3.252	3.562	16,993
	2015	3.378	3.252	17,499
	2014	3.255	3.378	17,763
	2013	2.447	3.255	25,663
	2012	2.183	2.447	29,254
	2011	2.502	2.183	33,890
	2010	1.988	2.502	29,033
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.787	1.968	11,728
	2018	2.160	1.787	12,596
	2017	1.891	2.160	42,242
	2016	1.803	1.891	43,308
	2015	1.970	1.803	44,516
	2014	2.265	1.970	50,957
	2013	1.882	2.265	57,853
	2012	1.626	1.882	64,326
	2011	1.859	1.626	69,229
	2010	1.752	1.859	67,513
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.545	1.564	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.912	2.043	—
	2010	1.570	1.912	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.828	3.462	—
	2018	3.153	2.828	—
	2017	2.770	3.153	—
	2016	2.797	2.770	—
	2015	2.908	2.797	—
	2014	2.468	2.908	—
	2013	1.706	2.468	—
	2012	1.468	1.706	358
	2011	1.464	1.468	360
	2010	1.197	1.464	362
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.934	1.941	—
	2013	1.495	1.934	17,931
	2012	1.329	1.495	17,939
	2011	1.447	1.329	17,948
	2010	1.268	1.447	17,959
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.670	3.393	—
	2018	2.776	2.670	—
	2017	2.373	2.776	—
	2016	2.209	2.373	—
	2015	2.221	2.209	—
	2014	2.045	2.221	—
	2013	1.607	2.045	—
	2012	1.416	1.607	—
	2011	1.410	1.416	—
	2010	1.279	1.410	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.991	3.869	3,545
	2018	3.056	2.991	3,607
	2017	2.483	3.056	4,066
	2016	2.362	2.483	4,253
	2015	2.198	2.362	4,485
	2014	1.970	2.198	—
	2013	1.460	1.970	—
	2012	1.240	1.460	3,638
	2011	1.275	1.240	3,641
	2010	1.186	1.275	3,643
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.419	3.051	—

Portfolio Architect Plus — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.712	2.419	—
	2017	2.413	2.712	—
	2016	2.182	2.413	—
	2015	2.295	2.182	—
	2014	2.099	2.295	—
	2013	1.620	2.099	—
	2012	1.421	1.620	13,589
	2011	1.384	1.421	—
	2010	1.291	1.384	12,957
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	3.945	4.899	—
	2018	3.898	3.945	—
	2017	3.205	3.898	—
	2016	3.095	3.205	—
	2015	3.307	3.095	—
	2014	3.246	3.307	—
	2013	2.255	3.246	—
	2012	1.930	2.255	—
	2011	1.945	1.930	—
	2010	1.587	1.945	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.947	0.934	—
	2010	0.886	0.947	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.449	1.550	—
	2013	1.247	1.449	—
	2012	1.151	1.247	—
	2011	1.177	1.151	—
	2010	1.072	1.177	—

Portfolio Architect Plus — Separate Account Charges 2.20%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	2.888	3.822	96,222
	2018	3.247	2.888	110,382
	2017	2.524	3.247	138,788
	2016	2.564	2.524	163,400
	2015	2.451	2.564	217,456
	2014	2.449	2.451	464,356
	2013	1.938	2.449	649,146
	2012	1.617	1.938	690,699
	2011	1.814	1.617	797,771
	2010	1.659	1.814	924,544
American Funds Growth Subaccount (Class 2) (5/03)	2019	2.964	3.792	741,810
	2018	3.038	2.964	813,543
	2017	2.420	3.038	956,405
	2016	2.260	2.420	1,014,901
	2015	2.162	2.260	1,173,505
	2014	2.037	2.162	1,807,670
	2013	1.600	2.037	2,384,674
	2012	1.388	1.600	2,716,642
	2011	1.482	1.388	2,970,575
	2010	1.276	1.482	3,446,041
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.459	3.034	579,574
	2018	2.560	2.459	643,492
	2017	2.138	2.560	783,195
	2016	1.960	2.138	958,403
	2015	1.975	1.960	1,083,336
	2014	1.825	1.975	1,602,810
	2013	1.397	1.825	2,413,083
	2012	1.216	1.397	2,701,226
	2011	1.266	1.216	3,094,800
	2010	1.161	1.266	3,467,359

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.026	2.283	63,550
	2018	2.124	2.026	64,047
	2017	2.007	2.124	71,426
	2016	1.793	2.007	71,473
	2015	1.902	1.793	77,311
	2014	1.878	1.902	252,256
	2013	1.747	1.878	368,255
	2012	1.528	1.747	404,634
	2011	1.522	1.528	420,297
	2010	1.339	1.522	367,542
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.336	1.666	—
	2018	1.519	1.336	—
	2017	1.263	1.519	2,434
	2016	1.184	1.263	4,559
	2015	1.236	1.184	7,002
	2014	1.202	1.236	131,419
	2013	0.949	1.202	327,249
	2012	0.831	0.949	444,424
	2011	0.975	0.831	452,213
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.381	1.739	76,318
	2018	1.665	1.381	127,078
	2017	1.524	1.665	151,299
	2016	1.187	1.524	179,074
	2015	1.282	1.187	235,259
	2014	1.289	1.282	757,076
	2013	0.995	1.289	1,121,851
	2012	0.862	0.995	1,367,859
	2011	0.968	0.862	1,433,184
	2010	0.825	0.968	1,501,589
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.014	2.379	367,373
	2018	2.399	2.014	395,335
	2017	1.911	2.399	410,539
	2016	1.752	1.911	474,837
	2015	2.078	1.752	524,844
	2014	2.272	2.078	759,164
	2013	2.445	2.272	398,185
	2012	2.102	2.445	359,674
	2011	2.643	2.102	377,152
	2010	2.185	2.643	389,471
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.322	2.994	10,928
	2018	2.533	2.322	30,044
	2017	2.124	2.533	64,147
	2016	2.005	2.124	72,339
	2015	1.962	2.005	83,887
	2014	1.765	1.962	185,107
	2013	1.345	1.765	272,938
	2012	1.211	1.345	262,350
	2011	1.236	1.211	331,624
	2010	1.122	1.236	411,768
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.047	1.281	100,977
	2018	1.168	1.047	133,225
	2017	1.075	1.168	152,454
	2016	1.087	1.075	175,784
	2015	1.125	1.087	202,806
	2014	1.012	1.125	403,380
	2013	0.997	1.012	582,588
	2012	0.807	0.997	613,356
	2011	0.871	0.807	687,124
	2010	0.765	0.871	788,405
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.321	2.413	—
	2013	1.838	2.321	468,240
	2012	1.530	1.838	554,192
	2011	1.687	1.530	749,805
	2010	1.572	1.687	776,075
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.076	2.535	48,806

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.783	2.076	50,008
	2017	2.175	2.783	62,025
	2016	2.051	2.175	78,292
	2015	2.191	2.051	106,431
	2014	2.370	2.191	170,166
	2013	1.852	2.370	197,978
	2012	1.463	1.852	215,044
	2011	1.738	1.463	215,166
	2010	1.523	1.738	250,592
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.098	2.565	261,650
	2018	2.442	2.098	273,913
	2017	2.115	2.442	381,477
	2016	1.843	2.115	497,769
	2015	2.004	1.843	590,810
	2014	1.874	2.004	753,109
	2013	1.415	1.874	434,350
	2012	1.220	1.415	586,063
	2011	1.266	1.220	619,158
	2010	1.127	1.266	640,434
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.467	1.888	1,045,108
	2018	1.727	1.467	1,157,535
	2017	1.291	1.727	1,362,800
	2016	1.317	1.291	1,801,133
	2015	1.295	1.317	1,972,799
	2014	1.296	1.295	2,468,409
	2013	1.042	1.296	3,007,046
	2012	0.879	1.042	3,633,207
	2011	0.981	0.879	3,846,523
	2010	0.865	0.981	4,047,274
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.517	3.068	27,173
	2018	2.820	2.517	42,958
	2017	2.295	2.820	45,400
	2016	2.100	2.295	47,828
	2015	2.178	2.100	48,859
	2014	2.058	2.178	58,518
	2013	1.497	2.058	76,592
	2012	1.291	1.497	70,465
	2011	1.331	1.291	71,035
	2010	1.076	1.331	49,225
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.851	2.164	8,599
	2018	2.194	1.851	12,538
	2017	2.164	2.194	13,197
	2016	1.691	2.164	13,420
	2015	1.864	1.691	14,401
	2014	1.820	1.864	30,270
	2013	1.396	1.820	51,016
	2012	1.234	1.396	45,542
	2011	1.404	1.234	39,649
	2010	1.201	1.404	68,812
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.705	3.277	150,425
	2018	2.967	2.705	161,696
	2017	2.555	2.967	180,224
	2016	2.537	2.555	193,062
	2015	2.696	2.537	246,225
	2014	2.405	2.696	359,176
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.801	1.852	—
	2015	1.876	1.801	164,971
	2014	1.825	1.876	214,165
	2013	1.724	1.825	210,599
	2012	1.558	1.724	163,346
	2011	1.519	1.558	171,336
	2010	1.372	1.519	170,851
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.702	2.137	147,880

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.024	1.702	168,791
	2017	1.614	2.024	192,791
	2016	1.665	1.614	246,198
	2015	1.732	1.665	306,907
	2014	1.903	1.732	341,181
	2013	1.631	1.903	375,954
	2012	1.429	1.631	423,883
	2011	1.636	1.429	514,171
	2010	1.501	1.636	542,075
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.499	1.621	—
	2012	1.451	1.499	61,869
	2011	1.564	1.451	63,174
	2010	1.297	1.564	67,963
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.026	1.110	—
	2012	0.996	1.026	473,681
	2011	1.075	0.996	505,149
	2010	0.895	1.075	463,499
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.248	1.324	179,023
	2018	1.303	1.248	205,649
	2017	1.283	1.303	221,163
	2016	1.247	1.283	213,667
	2015	1.313	1.247	248,015
	2014	1.301	1.313	810,336
	2013	1.461	1.301	771,143
	2012	1.367	1.461	1,013,468
	2011	1.253	1.367	1,151,093
	2010	1.186	1.253	1,238,422
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.409	1.495	923,826
	2018	1.444	1.409	1,090,919
	2017	1.413	1.444	1,329,135
	2016	1.407	1.413	1,542,068
	2015	1.439	1.407	1,712,340
	2014	1.411	1.439	2,841,353
	2013	1.471	1.411	3,776,771
	2012	1.376	1.471	3,883,138
	2011	1.364	1.376	4,148,350
	2010	1.289	1.364	2,490,762
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.872	1.880	—
	2015	1.913	1.872	—
	2014	1.759	1.913	12,569
	2013	1.351	1.759	25,431
	2012	1.249	1.351	25,650
	2011	1.338	1.249	25,596
	2010	1.177	1.338	25,589
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.611	1.649	—
	2015	1.669	1.611	184,095
	2014	1.631	1.669	388,328
	2013	1.642	1.631	458,212
	2012	1.504	1.642	478,491
	2011	1.484	1.504	482,061
	2010	1.352	1.484	520,864
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.604	1.673	—
	2012	1.463	1.604	61,352
	2011	1.817	1.463	42,051
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.542	1.908	414,312
	2018	1.735	1.542	440,847
	2017	1.517	1.735	568,657
	2016	1.337	1.517	626,924
	2015	1.418	1.337	698,603
	2014	1.279	1.418	1,171,083
	2013	0.978	1.279	1,476,445
	2012	0.847	0.978	1,661,874
	2011	0.902	0.847	1,844,292
	2010	0.788	0.902	2,043,400
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.078	2.573	21,616

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.336	2.078	23,488
	2017	2.040	2.336	34,317
	2016	1.796	2.040	30,644
	2015	1.903	1.796	35,892
	2014	1.751	1.903	107,878
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.309	1.651	124,169
	2018	1.489	1.309	193,158
	2017	1.390	1.489	239,362
	2016	1.230	1.390	263,783
	2015	1.382	1.230	256,971
	2014	1.288	1.382	610,432
	2013	1.011	1.288	830,149
	2012	0.901	1.011	899,878
	2011	0.956	0.901	1,026,784
	2010	0.779	0.956	1,071,669
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.246	1.338	20,529
	2018	1.278	1.246	21,234
	2017	1.255	1.278	46,605
	2016	1.244	1.255	27,151
	2015	1.264	1.244	61,996
	2014	1.207	1.264	166,391
	2013	1.243	1.207	306,651
	2012	1.182	1.243	280,725
	2011	1.134	1.182	352,335
	2010	1.070	1.134	390,685
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.083	2.707	38,412
	2018	2.079	2.083	44,330
	2017	1.587	2.079	55,926
	2016	1.621	1.587	65,269
	2015	1.559	1.621	90,383
	2014	1.463	1.559	208,962
	2013	1.115	1.463	325,831
	2012	0.996	1.115	377,758
	2011	1.118	0.996	424,725
	2010	0.954	1.118	431,532
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.869	0.868	2,591,359
	2018	0.873	0.869	3,241,819
	2017	0.884	0.873	5,112,959
	2016	0.901	0.884	3,269,265
	2015	0.921	0.901	3,761,731
	2014	0.941	0.921	4,768,675
	2013	0.962	0.941	4,784,533
	2012	0.984	0.962	5,447,560
	2011	1.005	0.984	5,574,947
	2010	1.028	1.005	5,758,011
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.270	1.389	364,408
	2018	1.334	1.270	580,046
	2017	1.275	1.334	602,958
	2016	1.247	1.275	690,878
	2015	1.282	1.247	644,224
	2014	1.254	1.282	671,007
	2013	1.230	1.254	762,184
	2012	1.151	1.230	752,126
	2011	1.140	1.151	764,076
	2010	1.059	1.140	621,182
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.323	1.497	113,277
	2018	1.415	1.323	107,922
	2017	1.308	1.415	138,824
	2016	1.260	1.308	138,855
	2015	1.302	1.260	181,999
	2014	1.268	1.302	522,655
	2013	1.169	1.268	597,979
	2012	1.072	1.169	751,400
	2011	1.085	1.072	741,163
	2010	0.994	1.085	628,820
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.356	1.584	16,587,076

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.476	1.356	17,386,193
	2017	1.315	1.476	18,897,734
	2016	1.255	1.315	21,483,983
	2015	1.300	1.255	23,745,286
	2014	1.265	1.300	25,102,270
	2013	1.096	1.265	1,963,839
	2012	0.989	1.096	2,016,439
	2011	1.025	0.989	2,026,546
	2010	0.926	1.025	2,048,328
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.366	1.654	51,600,344
	2018	1.520	1.366	54,322,052
	2017	1.304	1.520	55,009,697
	2016	1.233	1.304	57,771,450
	2015	1.282	1.233	62,291,586
	2014	1.245	1.282	64,658,583
	2013	1.024	1.245	396,512
	2012	0.907	1.024	504,854
	2011	0.964	0.907	933,091
	2010	0.859	0.964	1,284,074
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.744	2.098	70,352
	2018	1.853	1.744	81,546
	2017	1.645	1.853	84,778
	2016	1.571	1.645	86,346
	2015	1.566	1.571	144,717
	2014	1.448	1.566	181,664
	2013	1.227	1.448	361,342
	2012	1.117	1.227	350,182
	2011	1.100	1.117	353,357
	2010	1.025	1.100	476,141
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	1.983	2.540	6,311
	2018	2.029	1.983	6,394
	2017	1.742	2.029	6,489
	2016	1.659	1.742	15,364
	2015	1.656	1.659	27,798
	2014	1.530	1.656	173,766
	2013	1.170	1.530	274,885
	2012	1.060	1.170	240,600
	2011	1.129	1.060	304,655
	2010	1.030	1.129	300,993
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.130	1.241	—
	2012	0.999	1.130	717,294
	2011	1.089	0.999	786,607
	2010	0.973	1.089	829,482
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.334	3.037	22,858
	2018	2.532	2.334	24,394
	2017	2.069	2.532	26,608
	2016	2.008	2.069	28,556
	2015	1.998	2.008	52,281
	2014	1.839	1.998	175,775
	2013	1.417	1.839	229,575
	2012	1.307	1.417	239,819
	2011	1.379	1.307	220,475
	2010	1.224	1.379	238,600
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.905	0.978	—
	2010	0.799	0.905	523,582
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.869	2.391	304,847
	2018	2.008	1.869	332,787
	2017	1.693	2.008	386,436
	2016	1.554	1.693	427,547
	2015	1.574	1.554	388,325
	2014	1.422	1.574	551,244
	2013	1.104	1.422	904,807
	2012	0.978	1.104	985,031
	2011	0.984	0.978	744,065
	2010	0.878	0.984	878,891
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.736	2.040	400,429

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.883	1.736	443,387
	2017	1.715	1.883	564,229
	2016	1.609	1.715	561,133
	2015	1.651	1.609	712,342
	2014	1.556	1.651	1,084,396
	2013	1.340	1.556	1,463,978
	2012	1.230	1.340	1,558,668
	2011	1.230	1.230	1,779,668
	2010	1.145	1.230	1,847,901
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.203	2.804	305,129
	2018	2.504	2.203	319,215
	2017	2.169	2.504	328,728
	2016	1.938	2.169	350,274
	2015	1.984	1.938	403,134
	2014	1.831	1.984	652,708
	2013	1.379	1.831	830,630
	2012	1.208	1.379	404,317
	2011	1.225	1.208	448,332
	2010	1.124	1.225	486,463
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.345	2.975	—
	2018	2.570	2.345	—
	2017	2.269	2.570	—
	2016	1.955	2.269	1,825
	2015	1.987	1.955	2,917
	2014	2.031	1.987	4,152
	2013	1.633	2.031	26,461
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.582	2.003	239,820
	2018	1.739	1.582	274,907
	2017	1.539	1.739	356,154
	2016	1.329	1.539	305,653
	2015	1.354	1.329	342,437
	2014	1.388	1.354	379,861
	2013	1.117	1.388	441,462
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.262	2.889	21,745
	2018	2.339	2.262	26,192
	2017	1.791	2.339	22,711
	2016	1.804	1.791	23,033
	2015	1.668	1.804	43,356
	2014	1.567	1.668	79,960
	2013	1.154	1.567	115,776
	2012	0.994	1.154	130,480
	2011	1.030	0.994	197,401
	2010	0.902	1.030	296,460
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.735	3.553	55,123
	2018	2.999	2.735	70,123
	2017	2.502	2.999	97,091
	2016	2.294	2.502	108,025
	2015	2.289	2.294	122,756
	2014	2.194	2.289	307,211
	2013	1.555	2.194	381,437
	2012	1.372	1.555	467,633
	2011	1.382	1.372	580,971
	2010	1.049	1.382	733,074
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	27.348	30.628	14,303
	2018	29.063	27.348	15,066
	2017	27.449	29.063	16,282
	2016	26.579	27.449	17,085
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.105	1.147	42,140
	2018	1.117	1.105	46,672
	2017	1.118	1.117	57,761
	2016	1.127	1.118	57,537
	2015	1.144	1.127	66,219
	2014	1.135	1.144	179,835
	2013	1.168	1.135	200,803
	2012	1.153	1.168	349,518
	2011	1.115	1.153	382,110
	2010	1.076	1.115	414,144
Fidelity ® Variable Insurance Products

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.697	3.464	421,398
	2018	2.954	2.697	465,427
	2017	2.483	2.954	450,529
	2016	2.356	2.483	541,604
	2015	2.399	2.356	587,956
	2014	2.196	2.399	782,093
	2013	1.714	2.196	1,003,752
	2012	1.509	1.714	1,127,745
	2011	1.587	1.509	1,198,636
	2010	1.387	1.587	1,284,388
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.425	3.079	—
	2018	2.614	2.425	—
	2017	2.164	2.614	—
	2016	2.154	2.164	—
	2015	2.180	2.154	1,300
	2014	2.014	2.180	3,048
	2013	1.489	2.014	3,371
	2012	1.245	1.489	3,656
	2011	1.309	1.245	3,889
	2010	1.134	1.309	4,158
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.137	3.780	191,171
	2018	3.764	3.137	218,611
	2017	3.192	3.764	220,609
	2016	2.915	3.192	233,239
	2015	3.029	2.915	263,621
	2014	2.920	3.029	492,440
	2013	2.197	2.920	639,701
	2012	1.961	2.197	749,249
	2011	2.248	1.961	785,623
	2010	1.788	2.248	797,891
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.617	1.780	358,652
	2018	1.955	1.617	368,104
	2017	1.713	1.955	440,691
	2016	1.634	1.713	479,912
	2015	1.786	1.634	519,557
	2014	2.054	1.786	679,678
	2013	1.708	2.054	810,535
	2012	1.477	1.708	892,122
	2011	1.689	1.477	974,513
	2010	1.593	1.689	1,045,008
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.442	1.459	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.708	1.824	—
	2010	1.403	1.708	84,656
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.554	3.125	82,714
	2018	2.849	2.554	81,523
	2017	2.504	2.849	102,878
	2016	2.529	2.504	133,913
	2015	2.631	2.529	178,495
	2014	2.234	2.631	234,058
	2013	1.545	2.234	333,666
	2012	1.331	1.545	352,281
	2011	1.328	1.331	390,711
	2010	1.086	1.328	459,942
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.743	1.749	—
	2013	1.348	1.743	272,027
	2012	1.199	1.348	180,451
	2011	1.306	1.199	204,240
	2010	1.145	1.306	243,750
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.440	3.100	—

Portfolio Architect Plus — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.539	2.440	—
	2017	2.171	2.539	—
	2016	2.022	2.171	—
	2015	2.034	2.022	—
	2014	1.873	2.034	18,925
	2013	1.473	1.873	27,110
	2012	1.299	1.473	48,085
	2011	1.294	1.299	54,407
	2010	1.175	1.294	63,454
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.692	3.480	9,765
	2018	2.752	2.692	12,818
	2017	2.236	2.752	13,245
	2016	2.129	2.236	13,666
	2015	1.982	2.129	37,228
	2014	1.777	1.982	83,689
	2013	1.318	1.777	158,022
	2012	1.120	1.318	169,862
	2011	1.152	1.120	200,841
	2010	1.072	1.152	206,203
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.152	2.713	6,877
	2018	2.414	2.152	7,079
	2017	2.149	2.414	7,184
	2016	1.944	2.149	7,373
	2015	2.046	1.944	23,673
	2014	1.872	2.046	52,277
	2013	1.446	1.872	113,949
	2012	1.269	1.446	126,729
	2011	1.236	1.269	135,740
	2010	1.154	1.236	141,934
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	3.506	4.352	17,480
	2018	3.466	3.506	20,731
	2017	2.851	3.466	24,255
	2016	2.754	2.851	29,846
	2015	2.944	2.754	32,727
	2014	2.892	2.944	95,892
	2013	2.010	2.892	148,790
	2012	1.721	2.010	173,988
	2011	1.735	1.721	205,303
	2010	1.417	1.735	204,100
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.944	0.931	—
	2010	0.884	0.944	581,580
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.442	1.542	25,895
	2013	1.242	1.442	26,033
	2012	1.147	1.242	26,163
	2011	1.173	1.147	56,534
	2010	1.069	1.173	93,681

Portfolio Architect Plus — Separate Account Charges 2.25%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	2.394	3.167	—
	2018	2.692	2.394	—
	2017	2.094	2.692	—
	2016	2.129	2.094	—
	2015	2.036	2.129	—
	2014	2.035	2.036	—
	2013	1.611	2.035	—
	2012	1.345	1.611	—
	2011	1.509	1.345	—
	2010	1.382	1.509	—

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Growth Subaccount (Class 2) (5/03)	2019	2.555	3.267	—
	2018	2.620	2.555	—
	2017	2.089	2.620	—
	2016	1.951	2.089	—
	2015	1.867	1.951	—
	2014	1.760	1.867	—
	2013	1.384	1.760	2,998
	2012	1.200	1.384	3,007
	2011	1.283	1.200	3,018
	2010	1.105	1.283	3,031
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.120	2.614	—
	2018	2.208	2.120	—
	2017	1.845	2.208	—
	2016	1.692	1.845	—
	2015	1.706	1.692	—
	2014	1.577	1.706	—
	2013	1.208	1.577	902
	2012	1.052	1.208	905
	2011	1.096	1.052	908
	2010	1.006	1.096	3,138
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	1.856	2.090	—
	2018	1.947	1.856	—
	2017	1.840	1.947	—
	2016	1.645	1.840	—
	2015	1.746	1.645	—
	2014	1.725	1.746	—
	2013	1.606	1.725	—
	2012	1.405	1.606	—
	2011	1.400	1.405	—
	2010	1.232	1.400	851
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.327	1.655	—
	2018	1.510	1.327	—
	2017	1.256	1.510	—
	2016	1.179	1.256	—
	2015	1.230	1.179	—
	2014	1.197	1.230	—
	2013	0.946	1.197	—
	2012	0.829	0.946	—
	2011	0.973	0.829	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.372	1.727	—
	2018	1.655	1.372	—
	2017	1.516	1.655	—
	2016	1.181	1.516	—
	2015	1.277	1.181	—
	2014	1.284	1.277	—
	2013	0.991	1.284	—
	2012	0.860	0.991	—
	2011	0.966	0.860	—
	2010	0.824	0.966	1,313
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	1.457	1.720	640
	2018	1.737	1.457	641
	2017	1.384	1.737	641
	2016	1.270	1.384	3,213
	2015	1.507	1.270	3,213
	2014	1.648	1.507	3,213
	2013	1.774	1.648	—
	2012	1.526	1.774	—
	2011	1.920	1.526	—
	2010	1.588	1.920	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.097	2.703	—
	2018	2.289	2.097	—
	2017	1.920	2.289	—
	2016	1.813	1.920	—
	2015	1.775	1.813	—
	2014	1.598	1.775	—
	2013	1.218	1.598	—
	2012	1.098	1.218	—
	2011	1.120	1.098	—
	2010	1.018	1.120	—

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.040	1.272	—
	2018	1.161	1.040	—
	2017	1.070	1.161	—
	2016	1.082	1.070	—
	2015	1.120	1.082	—
	2014	1.008	1.120	—
	2013	0.993	1.008	—
	2012	0.804	0.993	—
	2011	0.869	0.804	—
	2010	0.764	0.869	667
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.027	2.107	—
	2013	1.606	2.027	—
	2012	1.337	1.606	—
	2011	1.476	1.337	—
	2010	1.376	1.476	—
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	1.778	2.170	—
	2018	2.384	1.778	—
	2017	1.864	2.384	—
	2016	1.759	1.864	—
	2015	1.880	1.759	—
	2014	2.035	1.880	—
	2013	1.591	2.035	861
	2012	1.257	1.591	864
	2011	1.495	1.257	867
	2010	1.310	1.495	871
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	1.811	2.213	—
	2018	2.109	1.811	—
	2017	1.828	2.109	—
	2016	1.594	1.828	—
	2015	1.733	1.594	—
	2014	1.622	1.733	—
	2013	1.225	1.622	—
	2012	1.057	1.225	—
	2011	1.097	1.057	—
	2010	0.977	1.097	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.458	1.875	—
	2018	1.717	1.458	—
	2017	1.284	1.717	—
	2016	1.310	1.284	—
	2015	1.289	1.310	—
	2014	1.291	1.289	—
	2013	1.039	1.291	1,134
	2012	0.877	1.039	1,137
	2011	0.979	0.877	1,141
	2010	0.864	0.979	1,146
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.500	3.046	—
	2018	2.803	2.500	—
	2017	2.282	2.803	—
	2016	2.089	2.282	—
	2015	2.167	2.089	—
	2014	2.049	2.167	—
	2013	1.491	2.049	—
	2012	1.287	1.491	—
	2011	1.327	1.287	—
	2010	1.073	1.327	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.838	2.148	—
	2018	2.180	1.838	—
	2017	2.152	2.180	—
	2016	1.682	2.152	—
	2015	1.855	1.682	—
	2014	1.812	1.855	—
	2013	1.391	1.812	—
	2012	1.230	1.391	—
	2011	1.400	1.230	—
	2010	1.198	1.400	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.356	2.853	—

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.586	2.356	—
	2017	2.228	2.586	—
	2016	2.213	2.228	—
	2015	2.353	2.213	—
	2014	2.100	2.353	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.642	1.688	—
	2015	1.712	1.642	—
	2014	1.665	1.712	—
	2013	1.575	1.665	—
	2012	1.423	1.575	—
	2011	1.388	1.423	—
	2010	1.255	1.388	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.449	1.818	60,405
	2018	1.723	1.449	63,509
	2017	1.375	1.723	70,905
	2016	1.419	1.375	92,067
	2015	1.477	1.419	105,168
	2014	1.624	1.477	125,938
	2013	1.393	1.624	123,988
	2012	1.221	1.393	183,252
	2011	1.398	1.221	185,757
	2010	1.284	1.398	246,499
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.229	1.329	—
	2012	1.191	1.229	—
	2011	1.283	1.191	—
	2010	1.065	1.283	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.022	1.105	—
	2012	0.993	1.022	169,411
	2011	1.072	0.993	186,468
	2010	0.893	1.072	223,296
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.195	1.267	—
	2018	1.249	1.195	—
	2017	1.230	1.249	—
	2016	1.196	1.230	—
	2015	1.260	1.196	—
	2014	1.249	1.260	—
	2013	1.404	1.249	—
	2012	1.313	1.404	—
	2011	1.205	1.313	—
	2010	1.141	1.205	947
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.388	1.472	—
	2018	1.423	1.388	—
	2017	1.393	1.423	—
	2016	1.388	1.393	9,416
	2015	1.420	1.388	9,048
	2014	1.394	1.420	8,980
	2013	1.453	1.394	29,696
	2012	1.360	1.453	25,290
	2011	1.349	1.360	24,862
	2010	1.275	1.349	—
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.684	1.691	—
	2015	1.722	1.684	—
	2014	1.584	1.722	—
	2013	1.217	1.584	—
	2012	1.126	1.217	—
	2011	1.206	1.126	—
	2010	1.062	1.206	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.602	1.639	—
	2015	1.660	1.602	—
	2014	1.623	1.660	—
	2013	1.635	1.623	—
	2012	1.498	1.635	—
	2011	1.479	1.498	—
	2010	1.348	1.479	—
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.334	1.391	—
	2012	1.217	1.334	—
	2011	1.513	1.217	—

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.532	1.895	—
	2018	1.725	1.532	—
	2017	1.509	1.725	—
	2016	1.331	1.509	—
	2015	1.412	1.331	—
	2014	1.275	1.412	—
	2013	0.974	1.275	1,603
	2012	0.845	0.974	1,608
	2011	0.900	0.845	1,614
	2010	0.787	0.900	1,620
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.734	2.147	—
	2018	1.951	1.734	—
	2017	1.704	1.951	—
	2016	1.502	1.704	—
	2015	1.591	1.502	—
	2014	1.465	1.591	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.300	1.640	—
	2018	1.480	1.300	—
	2017	1.383	1.480	—
	2016	1.224	1.383	—
	2015	1.376	1.224	—
	2014	1.283	1.376	—
	2013	1.007	1.283	—
	2012	0.898	1.007	—
	2011	0.954	0.898	—
	2010	0.777	0.954	1,991
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.228	1.319	—
	2018	1.261	1.228	—
	2017	1.238	1.261	—
	2016	1.228	1.238	—
	2015	1.249	1.228	—
	2014	1.193	1.249	—
	2013	1.229	1.193	—
	2012	1.169	1.229	—
	2011	1.122	1.169	—
	2010	1.059	1.122	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	1.864	2.421	—
	2018	1.861	1.864	—
	2017	1.421	1.861	—
	2016	1.452	1.421	—
	2015	1.398	1.452	—
	2014	1.313	1.398	—
	2013	1.000	1.313	909
	2012	0.895	1.000	912
	2011	1.005	0.895	915
	2010	0.858	1.005	919
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.872	0.871	9,703
	2018	0.876	0.872	18,084
	2017	0.888	0.876	16,900
	2016	0.905	0.888	15,603
	2015	0.926	0.905	16,196
	2014	0.947	0.926	22,502
	2013	0.968	0.947	35,188
	2012	0.991	0.968	31,491
	2011	1.013	0.991	169,646
	2010	1.036	1.013	38,483
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.262	1.379	—
	2018	1.326	1.262	—
	2017	1.268	1.326	—
	2016	1.241	1.268	—
	2015	1.277	1.241	—
	2014	1.250	1.277	—
	2013	1.226	1.250	—
	2012	1.148	1.226	—
	2011	1.137	1.148	—
	2010	1.057	1.137	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.315	1.486	20,606

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.407	1.315	23,139
	2017	1.301	1.407	25,722
	2016	1.254	1.301	25,417
	2015	1.296	1.254	28,221
	2014	1.264	1.296	56,757
	2013	1.165	1.264	—
	2012	1.069	1.165	—
	2011	1.082	1.069	—
	2010	0.992	1.082	42,696
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.347	1.573	230,988
	2018	1.468	1.347	253,239
	2017	1.308	1.468	479,567
	2016	1.249	1.308	531,574
	2015	1.294	1.249	572,867
	2014	1.260	1.294	1,022,027
	2013	1.092	1.260	—
	2012	0.987	1.092	—
	2011	1.023	0.987	—
	2010	0.925	1.023	86,790
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.358	1.643	9,712
	2018	1.511	1.358	9,738
	2017	1.297	1.511	9,764
	2016	1.227	1.297	9,793
	2015	1.276	1.227	9,824
	2014	1.241	1.276	121,519
	2013	1.021	1.241	—
	2012	0.905	1.021	—
	2011	0.962	0.905	—
	2010	0.857	0.962	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.731	2.082	—
	2018	1.840	1.731	—
	2017	1.634	1.840	—
	2016	1.562	1.634	—
	2015	1.558	1.562	—
	2014	1.441	1.558	—
	2013	1.222	1.441	—
	2012	1.112	1.222	—
	2011	1.096	1.112	—
	2010	1.022	1.096	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	1.820	2.330	—
	2018	1.864	1.820	—
	2017	1.601	1.864	—
	2016	1.525	1.601	—
	2015	1.523	1.525	—
	2014	1.408	1.523	—
	2013	1.077	1.408	—
	2012	0.976	1.077	—
	2011	1.040	0.976	—
	2010	0.950	1.040	—
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.005	1.104	—
	2012	0.889	1.005	—
	2011	0.969	0.889	—
	2010	0.866	0.969	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.965	2.556	—
	2018	2.133	1.965	—
	2017	1.743	2.133	—
	2016	1.693	1.743	—
	2015	1.685	1.693	—
	2014	1.552	1.685	—
	2013	1.197	1.552	—
	2012	1.104	1.197	—
	2011	1.166	1.104	—
	2010	1.035	1.166	—
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.902	0.976	—
	2010	0.798	0.902	44,777
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.856	2.374	—

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.995	1.856	—
	2017	1.683	1.995	—
	2016	1.546	1.683	48,362
	2015	1.566	1.546	48,362
	2014	1.417	1.566	—
	2013	1.100	1.417	982
	2012	0.975	1.100	985
	2011	0.981	0.975	989
	2010	0.876	0.981	993
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.612	1.893	—
	2018	1.749	1.612	—
	2017	1.594	1.749	—
	2016	1.496	1.594	—
	2015	1.536	1.496	—
	2014	1.449	1.536	—
	2013	1.247	1.449	—
	2012	1.146	1.247	—
	2011	1.147	1.146	—
	2010	1.067	1.147	—
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.187	2.782	—
	2018	2.487	2.187	—
	2017	2.155	2.487	—
	2016	1.927	2.155	—
	2015	1.974	1.927	—
	2014	1.822	1.974	—
	2013	1.373	1.822	—
	2012	1.204	1.373	—
	2011	1.221	1.204	—
	2010	1.120	1.221	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	1.917	2.431	—
	2018	2.102	1.917	—
	2017	1.857	2.102	—
	2016	1.600	1.857	—
	2015	1.627	1.600	—
	2014	1.664	1.627	—
	2013	1.338	1.664	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.572	1.989	39,603
	2018	1.728	1.572	40,795
	2017	1.530	1.728	44,335
	2016	1.322	1.530	67,311
	2015	1.347	1.322	101,289
	2014	1.382	1.347	105,519
	2013	1.113	1.382	104,748
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.247	2.869	—
	2018	2.325	2.247	—
	2017	1.782	2.325	—
	2016	1.795	1.782	—
	2015	1.661	1.795	—
	2014	1.561	1.661	—
	2013	1.150	1.561	—
	2012	0.992	1.150	44,052
	2011	1.028	0.992	69,300
	2010	0.901	1.028	95,479
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.092	2.717	20,337
	2018	2.295	2.092	21,204
	2017	1.916	2.295	23,204
	2016	1.758	1.916	30,794
	2015	1.754	1.758	31,434
	2014	1.682	1.754	34,056
	2013	1.194	1.682	34,920
	2012	1.053	1.194	89,619
	2011	1.062	1.053	104,398
	2010	0.806	1.062	145,734
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	27.019	30.245	—
	2018	28.728	27.019	—
	2017	27.147	28.728	—
	2016	26.295	27.147	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.096	1.138	—

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.109	1.096	—
	2017	1.111	1.109	—
	2016	1.120	1.111	—
	2015	1.138	1.120	—
	2014	1.130	1.138	—
	2013	1.162	1.130	—
	2012	1.149	1.162	—
	2011	1.112	1.149	—
	2010	1.073	1.112	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.310	2.965	—
	2018	2.531	2.310	—
	2017	2.129	2.531	—
	2016	2.021	2.129	—
	2015	2.058	2.021	—
	2014	1.886	2.058	—
	2013	1.473	1.886	—
	2012	1.297	1.473	—
	2011	1.364	1.297	—
	2010	1.193	1.364	1,361
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.290	2.907	—
	2018	2.470	2.290	—
	2017	2.046	2.470	—
	2016	2.038	2.046	—
	2015	2.063	2.038	—
	2014	1.907	2.063	—
	2013	1.411	1.907	—
	2012	1.180	1.411	—
	2011	1.242	1.180	—
	2010	1.076	1.242	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	2.417	2.911	—
	2018	2.901	2.417	—
	2017	2.461	2.901	—
	2016	2.249	2.461	—
	2015	2.338	2.249	—
	2014	2.256	2.338	—
	2013	1.698	2.256	—
	2012	1.516	1.698	—
	2011	1.739	1.516	—
	2010	1.383	1.739	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.314	1.446	—
	2018	1.590	1.314	—
	2017	1.393	1.590	—
	2016	1.330	1.393	—
	2015	1.454	1.330	—
	2014	1.674	1.454	—
	2013	1.392	1.674	—
	2012	1.204	1.392	—
	2011	1.378	1.204	—
	2010	1.300	1.378	1,289
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.233	1.248	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.422	1.519	—
	2010	1.169	1.422	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.141	2.618	—
	2018	2.389	2.141	—
	2017	2.101	2.389	—
	2016	2.123	2.101	—
	2015	2.210	2.123	—
	2014	1.877	2.210	—
	2013	1.299	1.877	—
	2012	1.119	1.299	—
	2011	1.117	1.119	—
	2010	0.914	1.117	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.459	1.463	—

Portfolio Architect Plus — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2013	1.129	1.459	—
	2012	1.004	1.129	—
	2011	1.095	1.004	—
	2010	0.960	1.095	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.183	2.772	—
	2018	2.273	2.183	—
	2017	1.944	2.273	—
	2016	1.812	1.944	—
	2015	1.824	1.812	—
	2014	1.680	1.824	—
	2013	1.322	1.680	—
	2012	1.166	1.322	—
	2011	1.162	1.166	—
	2010	1.056	1.162	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.310	2.985	—
	2018	2.362	2.310	—
	2017	1.921	2.362	—
	2016	1.829	1.921	—
	2015	1.704	1.829	—
	2014	1.529	1.704	—
	2013	1.134	1.529	—
	2012	0.964	1.134	—
	2011	0.993	0.964	—
	2010	0.924	0.993	—
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	1.859	2.342	—
	2018	2.087	1.859	—
	2017	1.858	2.087	—
	2016	1.682	1.858	—
	2015	1.771	1.682	—
	2014	1.621	1.771	—
	2013	1.253	1.621	—
	2012	1.100	1.253	—
	2011	1.072	1.100	—
	2010	1.001	1.072	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	2.715	3.368	—
	2018	2.685	2.715	—
	2017	2.210	2.685	—
	2016	2.136	2.210	—
	2015	2.285	2.136	—
	2014	2.245	2.285	—
	2013	1.561	2.245	—
	2012	1.337	1.561	—
	2011	1.349	1.337	—
	2010	1.102	1.349	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.944	0.931	—
	2010	0.884	0.944	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.435	1.534	—
	2013	1.237	1.435	—
	2012	1.143	1.237	—
	2011	1.169	1.143	—
	2010	1.066	1.169	—

Portfolio Architect Plus — Separate Account Charges 2.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.098	4.096	61,280

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.486	3.098	67,510
	2017	2.713	3.486	74,581
	2016	2.759	2.713	100,862
	2015	2.640	2.759	119,635
	2014	2.640	2.640	146,742
	2013	2.091	2.640	204,710
	2012	1.746	2.091	331,819
	2011	1.961	1.746	366,504
	2010	1.796	1.961	355,520
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.175	4.058	249,136
	2018	3.258	3.175	277,232
	2017	2.598	3.258	319,925
	2016	2.428	2.598	368,155
	2015	2.325	2.428	445,215
	2014	2.193	2.325	557,241
	2013	1.725	2.193	790,662
	2012	1.497	1.725	1,002,017
	2011	1.600	1.497	1,168,660
	2010	1.380	1.600	1,304,247
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.635	3.248	283,260
	2018	2.746	2.635	292,517
	2017	2.296	2.746	362,277
	2016	2.107	2.296	386,492
	2015	2.125	2.107	447,038
	2014	1.965	2.125	538,935
	2013	1.506	1.965	778,600
	2012	1.312	1.506	1,134,309
	2011	1.368	1.312	1,240,530
	2010	1.256	1.368	1,294,622
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	2.059	2.318	52,201
	2018	2.161	2.059	78,212
	2017	2.044	2.161	100,081
	2016	1.828	2.044	128,316
	2015	1.941	1.828	136,258
	2014	1.919	1.941	139,647
	2013	1.787	1.919	175,618
	2012	1.564	1.787	209,355
	2011	1.559	1.564	247,914
	2010	1.373	1.559	323,414
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.319	1.643	—
	2018	1.501	1.319	—
	2017	1.249	1.501	—
	2016	1.173	1.249	—
	2015	1.225	1.173	—
	2014	1.193	1.225	—
	2013	0.942	1.193	—
	2012	0.826	0.942	—
	2011	0.970	0.826	69,254
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.363	1.715	146,673
	2018	1.646	1.363	182,795
	2017	1.508	1.646	204,333
	2016	1.175	1.508	221,755
	2015	1.271	1.175	337,078
	2014	1.279	1.271	455,744
	2013	0.988	1.279	591,732
	2012	0.857	0.988	782,544
	2011	0.964	0.857	897,988
	2010	0.822	0.964	984,492
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.199	2.595	133,939
	2018	2.623	2.199	154,622
	2017	2.091	2.623	186,943
	2016	1.919	2.091	214,022
	2015	2.279	1.919	263,763
	2014	2.494	2.279	322,334
	2013	2.686	2.494	121,727
	2012	2.312	2.686	149,758
	2011	2.910	2.312	212,847
	2010	2.408	2.910	228,808

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.437	3.140	31,690
	2018	2.662	2.437	56,873
	2017	2.233	2.662	57,424
	2016	2.110	2.233	60,617
	2015	2.067	2.110	89,964
	2014	1.862	2.067	122,156
	2013	1.420	1.862	156,152
	2012	1.280	1.420	213,615
	2011	1.307	1.280	285,007
	2010	1.188	1.307	293,615
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.033	1.263	124,722
	2018	1.154	1.033	126,990
	2017	1.064	1.154	138,014
	2016	1.076	1.064	137,921
	2015	1.115	1.076	201,722
	2014	1.004	1.115	220,988
	2013	0.990	1.004	411,197
	2012	0.802	0.990	470,231
	2011	0.866	0.802	570,908
	2010	0.762	0.866	576,167
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.453	2.549	—
	2013	1.944	2.453	83,986
	2012	1.619	1.944	121,805
	2011	1.788	1.619	166,099
	2010	1.668	1.788	207,920
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.208	2.694	68,014
	2018	2.963	2.208	66,718
	2017	2.318	2.963	68,756
	2016	2.188	2.318	71,085
	2015	2.340	2.188	57,521
	2014	2.534	2.340	57,165
	2013	1.982	2.534	112,733
	2012	1.567	1.982	97,122
	2011	1.864	1.567	126,226
	2010	1.635	1.864	168,709
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.282	2.786	260,946
	2018	2.658	2.282	270,404
	2017	2.305	2.658	286,711
	2016	2.010	2.305	326,753
	2015	2.188	2.010	371,634
	2014	2.048	2.188	400,003
	2013	1.548	2.048	91,187
	2012	1.337	1.548	137,263
	2011	1.388	1.337	147,699
	2010	1.236	1.388	152,329
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.449	1.862	78,349
	2018	1.707	1.449	133,910
	2017	1.277	1.707	161,726
	2016	1.304	1.277	213,881
	2015	1.284	1.304	306,284
	2014	1.286	1.284	328,605
	2013	1.035	1.286	504,625
	2012	0.874	1.035	630,818
	2011	0.977	0.874	671,115
	2010	0.862	0.977	645,990
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.483	3.024	10,334
	2018	2.785	2.483	10,334
	2017	2.269	2.785	10,334
	2016	2.078	2.269	10,334
	2015	2.157	2.078	10,334
	2014	2.040	2.157	10,334
	2013	1.485	2.040	10,334
	2012	1.283	1.485	10,334
	2011	1.324	1.283	15,038
	2010	1.071	1.324	15,038
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.826	2.133	20,895

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.166	1.826	20,895
	2017	2.139	2.166	20,895
	2016	1.673	2.139	20,895
	2015	1.846	1.673	20,895
	2014	1.804	1.846	23,018
	2013	1.386	1.804	25,156
	2012	1.226	1.386	—
	2011	1.396	1.226	—
	2010	1.195	1.396	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.844	3.441	24,353
	2018	3.123	2.844	24,126
	2017	2.692	3.123	34,163
	2016	2.675	2.692	36,525
	2015	2.845	2.675	40,770
	2014	2.541	2.845	67,498
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.868	1.920	—
	2015	1.948	1.868	212,301
	2014	1.896	1.948	223,027
	2013	1.794	1.896	458,056
	2012	1.622	1.794	503,075
	2011	1.583	1.622	530,150
	2010	1.431	1.583	593,749
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.828	2.292	121,348
	2018	2.175	1.828	310,929
	2017	1.737	2.175	341,306
	2016	1.793	1.737	369,583
	2015	1.868	1.793	376,133
	2014	2.054	1.868	376,053
	2013	1.762	2.054	415,429
	2012	1.545	1.762	498,479
	2011	1.771	1.545	540,687
	2010	1.627	1.771	574,162
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.614	1.746	—
	2012	1.565	1.614	153,415
	2011	1.688	1.565	169,715
	2010	1.401	1.688	179,405
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.018	1.101	—
	2012	0.990	1.018	336,292
	2011	1.069	0.990	447,407
	2010	0.890	1.069	576,675
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.290	1.368	108,888
	2018	1.349	1.290	114,965
	2017	1.329	1.349	136,437
	2016	1.294	1.329	141,805
	2015	1.363	1.294	143,141
	2014	1.352	1.363	189,558
	2013	1.520	1.352	222,820
	2012	1.423	1.520	303,714
	2011	1.306	1.423	310,034
	2010	1.237	1.306	319,838
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.420	1.505	471,934
	2018	1.456	1.420	489,683
	2017	1.426	1.456	533,340
	2016	1.422	1.426	580,630
	2015	1.455	1.422	636,105
	2014	1.429	1.455	755,981
	2013	1.491	1.429	1,073,583
	2012	1.396	1.491	1,529,282
	2011	1.385	1.396	1,387,380
	2010	1.310	1.385	774,717
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.949	1.956	—
	2015	1.993	1.949	14,386
	2014	1.835	1.993	15,229
	2013	1.411	1.835	—
	2012	1.305	1.411	21,721
	2011	1.399	1.305	21,610
	2010	1.232	1.399	21,418

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.593	1.629	—
	2015	1.651	1.593	136,625
	2014	1.616	1.651	143,017
	2013	1.628	1.616	372,815
	2012	1.493	1.628	404,673
	2011	1.474	1.493	443,771
	2010	1.344	1.474	481,112
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.772	1.847	—
	2012	1.617	1.772	300,452
	2011	2.010	1.617	311,070
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.522	1.882	231,030
	2018	1.715	1.522	237,186
	2017	1.501	1.715	263,136
	2016	1.324	1.501	320,677
	2015	1.406	1.324	312,374
	2014	1.270	1.406	376,985
	2013	0.971	1.270	560,071
	2012	0.842	0.971	642,796
	2011	0.898	0.842	696,907
	2010	0.785	0.898	754,357
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.257	2.793	9,894
	2018	2.540	2.257	9,906
	2017	2.220	2.540	13,285
	2016	1.958	2.220	11,119
	2015	2.076	1.958	12,075
	2014	1.912	2.076	26,235
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.292	1.629	129,820
	2018	1.472	1.292	169,401
	2017	1.376	1.472	189,825
	2016	1.219	1.376	188,899
	2015	1.370	1.219	216,530
	2014	1.279	1.370	248,198
	2013	1.004	1.279	331,613
	2012	0.896	1.004	359,900
	2011	0.952	0.896	433,315
	2010	0.776	0.952	556,675
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.253	1.345	114,899
	2018	1.287	1.253	123,216
	2017	1.265	1.287	146,758
	2016	1.255	1.265	195,002
	2015	1.277	1.255	149,247
	2014	1.220	1.277	155,796
	2013	1.258	1.220	151,130
	2012	1.197	1.258	170,353
	2011	1.149	1.197	193,972
	2010	1.086	1.149	204,707
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.155	2.798	50,823
	2018	2.153	2.155	52,958
	2017	1.645	2.153	55,609
	2016	1.682	1.645	62,377
	2015	1.619	1.682	65,243
	2014	1.522	1.619	68,228
	2013	1.160	1.522	89,449
	2012	1.038	1.160	135,495
	2011	1.166	1.038	183,093
	2010	0.996	1.166	179,770
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.854	0.852	789,677
	2018	0.858	0.854	887,690
	2017	0.870	0.858	908,078
	2016	0.887	0.870	1,232,140
	2015	0.908	0.887	1,562,242
	2014	0.929	0.908	1,371,972
	2013	0.951	0.929	1,747,083
	2012	0.973	0.951	2,213,265
	2011	0.996	0.973	2,398,749
	2010	1.019	0.996	2,788,304
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.254	1.370	30,517

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.318	1.254	30,576
	2017	1.261	1.318	30,638
	2016	1.235	1.261	30,699
	2015	1.271	1.235	30,762
	2014	1.245	1.271	30,826
	2013	1.221	1.245	30,888
	2012	1.145	1.221	442,846
	2011	1.135	1.145	464,840
	2010	1.055	1.135	547,931
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.307	1.476	123,990
	2018	1.399	1.307	141,240
	2017	1.294	1.399	151,342
	2016	1.248	1.294	164,535
	2015	1.291	1.248	174,667
	2014	1.259	1.291	973,787
	2013	1.161	1.259	308,157
	2012	1.066	1.161	348,045
	2011	1.080	1.066	359,060
	2010	0.990	1.080	440,225
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.339	1.562	839,857
	2018	1.459	1.339	992,306
	2017	1.301	1.459	1,035,531
	2016	1.243	1.301	1,109,487
	2015	1.289	1.243	1,524,589
	2014	1.255	1.289	2,381,612
	2013	1.089	1.255	433,695
	2012	0.984	1.089	363,710
	2011	1.021	0.984	580,845
	2010	0.923	1.021	586,069
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.349	1.631	149,626
	2018	1.503	1.349	149,772
	2017	1.290	1.503	166,755
	2016	1.221	1.290	184,427
	2015	1.271	1.221	328,622
	2014	1.236	1.271	2,135,315
	2013	1.017	1.236	107,875
	2012	0.902	1.017	108,002
	2011	0.959	0.902	44,644
	2010	0.856	0.959	185,462
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.718	2.066	73,065
	2018	1.827	1.718	74,196
	2017	1.624	1.827	69,761
	2016	1.553	1.624	53,097
	2015	1.549	1.553	41,440
	2014	1.434	1.549	44,631
	2013	1.217	1.434	84,752
	2012	1.108	1.217	47,802
	2011	1.092	1.108	104,461
	2010	1.019	1.092	42,960
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.091	2.676	20,222
	2018	2.142	2.091	21,597
	2017	1.841	2.142	22,807
	2016	1.755	1.841	25,039
	2015	1.754	1.755	26,176
	2014	1.622	1.754	27,377
	2013	1.241	1.622	37,094
	2012	1.126	1.241	66,273
	2011	1.200	1.126	52,030
	2010	1.096	1.200	46,753
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.204	1.323	—
	2012	1.066	1.204	176,801
	2011	1.163	1.066	178,475
	2010	1.040	1.163	179,732
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.527	3.285	52,410

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.745	2.527	53,830
	2017	2.244	2.745	55,539
	2016	2.181	2.244	62,084
	2015	2.171	2.181	77,988
	2014	2.001	2.171	75,914
	2013	1.544	2.001	100,064
	2012	1.425	1.544	103,086
	2011	1.505	1.425	109,194
	2010	1.337	1.505	107,471
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.900	0.973	—
	2010	0.796	0.900	69,303
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.844	2.357	590,289
	2018	1.983	1.844	613,368
	2017	1.674	1.983	638,328
	2016	1.538	1.674	709,843
	2015	1.559	1.538	729,043
	2014	1.411	1.559	818,892
	2013	1.096	1.411	1,089,634
	2012	0.972	1.096	1,090,098
	2011	0.978	0.972	1,222,586
	2010	0.874	0.978	1,315,224
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.808	2.123	176,298
	2018	1.964	1.808	179,621
	2017	1.790	1.964	230,143
	2016	1.681	1.790	260,731
	2015	1.726	1.681	284,846
	2014	1.629	1.726	358,069
	2013	1.404	1.629	507,404
	2012	1.290	1.404	700,796
	2011	1.292	1.290	750,201
	2010	1.203	1.292	827,928
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.171	2.761	110,730
	2018	2.470	2.171	111,554
	2017	2.142	2.470	111,936
	2016	1.916	2.142	133,259
	2015	1.963	1.916	135,587
	2014	1.813	1.963	154,371
	2013	1.367	1.813	200,800
	2012	1.199	1.367	109,638
	2011	1.217	1.199	116,928
	2010	1.117	1.217	194,883
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.511	3.182	16,344
	2018	2.754	2.511	16,464
	2017	2.435	2.754	16,726
	2016	2.099	2.435	16,517
	2015	2.136	2.099	17,062
	2014	2.185	2.136	17,412
	2013	1.758	2.185	92,635
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.561	1.974	96,620
	2018	1.717	1.561	113,094
	2017	1.522	1.717	158,435
	2016	1.315	1.522	180,973
	2015	1.341	1.315	200,607
	2014	1.376	1.341	226,464
	2013	1.109	1.376	254,635
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.233	2.850	57,647
	2018	2.312	2.233	58,486
	2017	1.772	2.312	59,387
	2016	1.786	1.772	60,843
	2015	1.654	1.786	63,352
	2014	1.555	1.654	64,039
	2013	1.147	1.555	403,427
	2012	0.989	1.147	214,405
	2011	1.026	0.989	262,441
	2010	0.899	1.026	307,400
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.692	3.495	155,876

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.956	2.692	158,816
	2017	2.468	2.956	177,699
	2016	2.265	2.468	193,766
	2015	2.262	2.265	208,698
	2014	2.171	2.262	242,791
	2013	1.541	2.171	461,010
	2012	1.360	1.541	586,329
	2011	1.372	1.360	688,470
	2010	1.043	1.372	788,168
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	26.694	29.867	13,626
	2018	28.397	26.694	18,177
	2017	26.847	28.397	20,274
	2016	26.013	26.847	22,773
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.088	1.130	210,809
	2018	1.102	1.088	210,844
	2017	1.104	1.102	210,881
	2016	1.114	1.104	210,917
	2015	1.132	1.114	210,952
	2014	1.125	1.132	49,000
	2013	1.157	1.125	62,783
	2012	1.144	1.157	103,987
	2011	1.108	1.144	181,278
	2010	1.070	1.108	386,489
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.823	3.621	69,291
	2018	3.094	2.823	71,171
	2017	2.604	3.094	85,783
	2016	2.473	2.604	109,021
	2015	2.520	2.473	114,453
	2014	2.310	2.520	149,391
	2013	1.805	2.310	217,648
	2012	1.590	1.805	287,775
	2011	1.674	1.590	347,057
	2010	1.465	1.674	377,039
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.574	3.265	8,203
	2018	2.777	2.574	8,059
	2017	2.301	2.777	8,028
	2016	2.294	2.301	7,788
	2015	2.323	2.294	7,739
	2014	2.148	2.323	7,664
	2013	1.590	2.148	8,496
	2012	1.331	1.590	10,924
	2011	1.401	1.331	42,732
	2010	1.215	1.401	45,478
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.424	4.122	96,463
	2018	4.112	3.424	93,613
	2017	3.490	4.112	97,700
	2016	3.191	3.490	115,542
	2015	3.319	3.191	138,728
	2014	3.203	3.319	192,587
	2013	2.412	3.203	317,608
	2012	2.155	2.412	448,444
	2011	2.474	2.155	490,882
	2010	1.969	2.474	503,376
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.746	1.920	206,746
	2018	2.113	1.746	225,980
	2017	1.853	2.113	240,630
	2016	1.769	1.853	259,122
	2015	1.936	1.769	342,476
	2014	2.229	1.936	404,216
	2013	1.855	2.229	482,079
	2012	1.605	1.855	560,952
	2011	1.838	1.605	659,711
	2010	1.735	1.838	726,578
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.530	1.547	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.890	2.018	—

Portfolio Architect Plus — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2010	1.555	1.890	348,041
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.762	3.377	39,598
	2018	3.085	2.762	38,992
	2017	2.714	3.085	40,556
	2016	2.744	2.714	40,087
	2015	2.858	2.744	60,396
	2014	2.429	2.858	68,433
	2013	1.682	2.429	79,102
	2012	1.450	1.682	125,876
	2011	1.447	1.450	126,233
	2010	1.185	1.447	115,583
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.903	1.909	—
	2013	1.473	1.903	31,293
	2012	1.312	1.473	91,986
	2011	1.431	1.312	117,821
	2010	1.255	1.431	123,958
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.608	3.310	8,262
	2018	2.716	2.608	9,161
	2017	2.325	2.716	12,115
	2016	2.167	2.325	12,570
	2015	2.183	2.167	12,815
	2014	2.012	2.183	22,774
	2013	1.584	2.012	26,818
	2012	1.398	1.584	28,681
	2011	1.394	1.398	29,163
	2010	1.267	1.394	29,897
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.922	3.774	13,378
	2018	2.990	2.922	13,864
	2017	2.433	2.990	16,463
	2016	2.318	2.433	16,455
	2015	2.160	2.318	16,902
	2014	1.939	2.160	26,201
	2013	1.439	1.939	27,018
	2012	1.224	1.439	93,155
	2011	1.261	1.224	96,413
	2010	1.174	1.261	97,996
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.363	2.976	4,041
	2018	2.654	2.363	4,203
	2017	2.364	2.654	6,557
	2016	2.141	2.364	6,728
	2015	2.256	2.141	6,921
	2014	2.066	2.256	20,444
	2013	1.597	2.066	21,979
	2012	1.403	1.597	58,901
	2011	1.368	1.403	62,719
	2010	1.279	1.368	104,968
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	3.854	4.779	37,400
	2018	3.813	3.854	37,608
	2017	3.140	3.813	39,269
	2016	3.037	3.140	40,077
	2015	3.250	3.037	45,951
	2014	3.195	3.250	55,127
	2013	2.223	3.195	70,876
	2012	1.905	2.223	135,181
	2011	1.923	1.905	159,454
	2010	1.572	1.923	190,199
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.937	0.924	—
	2010	0.878	0.937	26,584
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.428	1.526	18,960
	2013	1.231	1.428	18,665
	2012	1.138	1.231	14,655
	2011	1.165	1.138	11,631
	2010	1.063	1.165	3,285

Portfolio Architect Plus — Separate Account Charges 2.35%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	2.359	3.117	—
	2018	2.655	2.359	—
	2017	2.068	2.655	—
	2016	2.104	2.068	—
	2015	2.014	2.104	—
	2014	2.015	2.014	—
	2013	1.597	2.015	—
	2012	1.334	1.597	—
	2011	1.499	1.334	—
	2010	1.374	1.499	—
American Funds Growth Subaccount (Class 2) (5/03)	2019	2.518	3.216	—
	2018	2.584	2.518	—
	2017	2.062	2.584	—
	2016	1.928	2.062	—
	2015	1.847	1.928	—
	2014	1.743	1.847	—
	2013	1.371	1.743	—
	2012	1.191	1.371	—
	2011	1.274	1.191	—
	2010	1.099	1.274	—
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.089	2.573	—
	2018	2.178	2.089	—
	2017	1.821	2.178	—
	2016	1.672	1.821	—
	2015	1.687	1.672	—
	2014	1.561	1.687	—
	2013	1.197	1.561	—
	2012	1.044	1.197	—
	2011	1.088	1.044	—
	2010	1.000	1.088	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	1.829	2.057	—
	2018	1.920	1.829	—
	2017	1.817	1.920	—
	2016	1.626	1.817	—
	2015	1.728	1.626	—
	2014	1.708	1.728	—
	2013	1.592	1.708	—
	2012	1.394	1.592	—
	2011	1.391	1.394	—
	2010	1.225	1.391	—
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.311	1.632	35,117
	2018	1.492	1.311	36,452
	2017	1.243	1.492	37,915
	2016	1.167	1.243	39,246
	2015	1.220	1.167	39,278
	2014	1.188	1.220	39,312
	2013	0.939	1.188	39,345
	2012	0.824	0.939	39,382
	2011	0.968	0.824	39,426
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.354	1.704	—
	2018	1.636	1.354	—
	2017	1.499	1.636	—
	2016	1.170	1.499	—
	2015	1.266	1.170	—
	2014	1.274	1.266	—
	2013	0.985	1.274	—
	2012	0.855	0.985	—
	2011	0.961	0.855	—
	2010	0.821	0.961	—
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	1.436	1.693	—

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.713	1.436	—
	2017	1.366	1.713	—
	2016	1.255	1.366	—
	2015	1.490	1.255	—
	2014	1.632	1.490	—
	2013	1.759	1.632	—
	2012	1.515	1.759	—
	2011	1.907	1.515	—
	2010	1.579	1.907	—
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.066	2.661	—
	2018	2.258	2.066	—
	2017	1.896	2.258	—
	2016	1.792	1.896	—
	2015	1.756	1.792	—
	2014	1.583	1.756	—
	2013	1.208	1.583	—
	2012	1.089	1.208	—
	2011	1.113	1.089	—
	2010	1.012	1.113	—
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.027	1.255	—
	2018	1.147	1.027	—
	2017	1.058	1.147	—
	2016	1.071	1.058	—
	2015	1.110	1.071	—
	2014	1.000	1.110	—
	2013	0.987	1.000	—
	2012	0.800	0.987	—
	2011	0.864	0.800	—
	2010	0.761	0.864	—
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.007	2.085	—
	2013	1.592	2.007	—
	2012	1.327	1.592	—
	2011	1.466	1.327	—
	2010	1.368	1.466	—
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	1.752	2.136	—
	2018	2.352	1.752	—
	2017	1.841	2.352	—
	2016	1.738	1.841	—
	2015	1.860	1.738	—
	2014	2.015	1.860	—
	2013	1.577	2.015	—
	2012	1.247	1.577	—
	2011	1.484	1.247	—
	2010	1.303	1.484	—
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	1.785	2.178	16,996
	2018	2.080	1.785	18,050
	2017	1.804	2.080	19,100
	2016	1.575	1.804	20,241
	2015	1.715	1.575	21,554
	2014	1.606	1.715	17,165
	2013	1.214	1.606	—
	2012	1.049	1.214	—
	2011	1.090	1.049	—
	2010	0.971	1.090	—
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.439	1.850	—
	2018	1.697	1.439	—
	2017	1.270	1.697	—
	2016	1.298	1.270	—
	2015	1.278	1.298	—
	2014	1.281	1.278	—
	2013	1.032	1.281	—
	2012	0.872	1.032	—
	2011	0.974	0.872	—
	2010	0.861	0.974	—
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.466	3.002	—

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.768	2.466	—
	2017	2.256	2.768	—
	2016	2.067	2.256	—
	2015	2.147	2.067	—
	2014	2.031	2.147	—
	2013	1.480	2.031	—
	2012	1.279	1.480	—
	2011	1.320	1.279	—
	2010	1.069	1.320	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.813	2.117	—
	2018	2.153	1.813	—
	2017	2.127	2.153	—
	2016	1.664	2.127	—
	2015	1.837	1.664	—
	2014	1.797	1.837	—
	2013	1.380	1.797	—
	2012	1.222	1.380	—
	2011	1.392	1.222	—
	2010	1.192	1.392	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.322	2.808	—
	2018	2.551	2.322	—
	2017	2.200	2.551	—
	2016	2.187	2.200	—
	2015	2.328	2.187	—
	2014	2.079	2.328	—
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.623	1.668	—
	2015	1.693	1.623	—
	2014	1.649	1.693	—
	2013	1.561	1.649	—
	2012	1.412	1.561	—
	2011	1.379	1.412	—
	2010	1.247	1.379	—
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.428	1.789	11,941
	2018	1.700	1.428	13,544
	2017	1.358	1.700	13,893
	2016	1.402	1.358	16,686
	2015	1.462	1.402	16,531
	2014	1.608	1.462	28,376
	2013	1.380	1.608	33,485
	2012	1.211	1.380	36,399
	2011	1.389	1.211	85,215
	2010	1.276	1.389	110,147
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.218	1.317	—
	2012	1.181	1.218	—
	2011	1.275	1.181	—
	2010	1.059	1.275	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.014	1.097	—
	2012	0.987	1.014	20,631
	2011	1.066	0.987	22,778
	2010	0.888	1.066	1,211
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.177	1.247	—
	2018	1.232	1.177	—
	2017	1.215	1.232	—
	2016	1.182	1.215	—
	2015	1.247	1.182	—
	2014	1.237	1.247	—
	2013	1.391	1.237	—
	2012	1.303	1.391	—
	2011	1.197	1.303	—
	2010	1.134	1.197	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.368	1.449	241,427

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.404	1.368	241,600
	2017	1.375	1.404	276,775
	2016	1.372	1.375	226,294
	2015	1.405	1.372	272,846
	2014	1.380	1.405	588,805
	2013	1.441	1.380	706,686
	2012	1.350	1.441	1,401,293
	2011	1.339	1.350	1,457,451
	2010	1.268	1.339	—
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.665	1.670	—
	2015	1.703	1.665	—
	2014	1.569	1.703	—
	2013	1.207	1.569	—
	2012	1.117	1.207	—
	2011	1.198	1.117	—
	2010	1.055	1.198	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.583	1.619	—
	2015	1.642	1.583	—
	2014	1.608	1.642	—
	2013	1.621	1.608	—
	2012	1.487	1.621	—
	2011	1.469	1.487	—
	2010	1.340	1.469	—
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.322	1.379	—
	2012	1.208	1.322	—
	2011	1.502	1.208	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.513	1.869	—
	2018	1.705	1.513	—
	2017	1.493	1.705	—
	2016	1.318	1.493	—
	2015	1.400	1.318	—
	2014	1.265	1.400	—
	2013	0.968	1.265	—
	2012	0.840	0.968	—
	2011	0.896	0.840	—
	2010	0.784	0.896	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.709	2.114	—
	2018	1.924	1.709	—
	2017	1.683	1.924	—
	2016	1.484	1.683	—
	2015	1.574	1.484	—
	2014	1.450	1.574	—
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.284	1.618	—
	2018	1.463	1.284	—
	2017	1.368	1.463	—
	2016	1.213	1.368	—
	2015	1.364	1.213	—
	2014	1.274	1.364	—
	2013	1.001	1.274	—
	2012	0.893	1.001	—
	2011	0.950	0.893	—
	2010	0.774	0.950	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.210	1.298	—
	2018	1.243	1.210	—
	2017	1.223	1.243	—
	2016	1.214	1.223	—
	2015	1.235	1.214	—
	2014	1.181	1.235	—
	2013	1.218	1.181	—
	2012	1.160	1.218	—
	2011	1.114	1.160	—
	2010	1.053	1.114	—
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	1.836	2.383	—

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.836	1.836	—
	2017	1.403	1.836	—
	2016	1.435	1.403	—
	2015	1.383	1.435	—
	2014	1.300	1.383	—
	2013	0.991	1.300	—
	2012	0.888	0.991	—
	2011	0.998	0.888	—
	2010	0.853	0.998	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.859	0.857	1,098,395
	2018	0.864	0.859	1,164,409
	2017	0.877	0.864	1,215,975
	2016	0.895	0.877	1,741,943
	2015	0.916	0.895	1,324,757
	2014	0.938	0.916	1,678,128
	2013	0.960	0.938	1,850,491
	2012	0.983	0.960	2,191,992
	2011	1.006	0.983	2,956,894
	2010	1.030	1.006	3,591,722
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.247	1.360	—
	2018	1.311	1.247	—
	2017	1.255	1.311	—
	2016	1.229	1.255	—
	2015	1.265	1.229	—
	2014	1.240	1.265	—
	2013	1.217	1.240	—
	2012	1.142	1.217	—
	2011	1.132	1.142	—
	2010	1.053	1.132	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.298	1.466	—
	2018	1.391	1.298	—
	2017	1.287	1.391	—
	2016	1.242	1.287	—
	2015	1.285	1.242	—
	2014	1.254	1.285	17,117
	2013	1.157	1.254	—
	2012	1.063	1.157	—
	2011	1.077	1.063	—
	2010	0.989	1.077	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.330	1.552	6,673,019
	2018	1.451	1.330	7,358,191
	2017	1.295	1.451	8,408,094
	2016	1.237	1.295	9,773,896
	2015	1.283	1.237	11,263,079
	2014	1.250	1.283	12,623,069
	2013	1.085	1.250	—
	2012	0.981	1.085	—
	2011	1.018	0.981	—
	2010	0.921	1.018	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.341	1.620	57,023,179
	2018	1.494	1.341	58,826,453
	2017	1.283	1.494	60,375,779
	2016	1.215	1.283	62,797,417
	2015	1.265	1.215	66,326,083
	2014	1.231	1.265	71,103,443
	2013	1.014	1.231	70,440
	2012	0.900	1.014	74,916
	2011	0.957	0.900	80,109
	2010	0.854	0.957	85,477
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.706	2.049	—
	2018	1.815	1.706	—
	2017	1.614	1.815	—
	2016	1.544	1.614	—
	2015	1.541	1.544	—
	2014	1.427	1.541	—
	2013	1.211	1.427	—
	2012	1.104	1.211	—
	2011	1.089	1.104	—
	2010	1.016	1.089	—

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	1.794	2.294	—
	2018	1.838	1.794	—
	2017	1.580	1.838	—
	2016	1.507	1.580	—
	2015	1.507	1.507	—
	2014	1.394	1.507	—
	2013	1.068	1.394	—
	2012	0.969	1.068	—
	2011	1.033	0.969	—
	2010	0.945	1.033	—
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	0.996	1.094	—
	2012	0.882	0.996	—
	2011	0.963	0.882	—
	2010	0.861	0.963	—
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.936	2.516	—
	2018	2.104	1.936	—
	2017	1.721	2.104	—
	2016	1.674	1.721	—
	2015	1.667	1.674	—
	2014	1.537	1.667	—
	2013	1.186	1.537	—
	2012	1.095	1.186	—
	2011	1.158	1.095	—
	2010	1.029	1.158	—
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.898	0.971	—
	2010	0.795	0.898	39,476
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.832	2.341	—
	2018	1.971	1.832	—
	2017	1.664	1.971	—
	2016	1.530	1.664	—
	2015	1.552	1.530	—
	2014	1.405	1.552	—
	2013	1.092	1.405	10,394
	2012	0.969	1.092	11,168
	2011	0.976	0.969	12,447
	2010	0.873	0.976	12,456
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.588	1.863	—
	2018	1.725	1.588	—
	2017	1.574	1.725	—
	2016	1.479	1.574	—
	2015	1.519	1.479	—
	2014	1.434	1.519	—
	2013	1.236	1.434	—
	2012	1.137	1.236	—
	2011	1.139	1.137	—
	2010	1.061	1.139	—
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.155	2.739	—
	2018	2.453	2.155	—
	2017	2.128	2.453	—
	2016	1.905	2.128	—
	2015	1.953	1.905	—
	2014	1.804	1.953	—
	2013	1.361	1.804	—
	2012	1.195	1.361	—
	2011	1.213	1.195	—
	2010	1.114	1.213	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	1.889	2.392	—
	2018	2.073	1.889	—
	2017	1.833	2.073	—
	2016	1.581	1.833	—
	2015	1.610	1.581	—
	2014	1.648	1.610	—
	2013	1.326	1.648	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.550	1.960	—

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.707	1.550	—
	2017	1.513	1.707	—
	2016	1.308	1.513	—
	2015	1.334	1.308	—
	2014	1.370	1.334	—
	2013	1.104	1.370	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.219	2.830	—
	2018	2.298	2.219	—
	2017	1.763	2.298	—
	2016	1.778	1.763	—
	2015	1.647	1.778	—
	2014	1.549	1.647	—
	2013	1.143	1.549	—
	2012	0.986	1.143	49,240
	2011	1.023	0.986	143,122
	2010	0.897	1.023	140,258
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.061	2.674	—
	2018	2.264	2.061	—
	2017	1.891	2.264	—
	2016	1.737	1.891	—
	2015	1.736	1.737	—
	2014	1.666	1.736	26,136
	2013	1.183	1.666	28,914
	2012	1.045	1.183	—
	2011	1.055	1.045	—
	2010	0.802	1.055	—
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	26.373	29.493	—
	2018	28.070	26.373	—
	2017	26.551	28.070	—
	2016	25.735	26.551	—
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.081	1.121	—
	2018	1.094	1.081	—
	2017	1.097	1.094	—
	2016	1.107	1.097	—
	2015	1.126	1.107	—
	2014	1.119	1.126	—
	2013	1.152	1.119	—
	2012	1.140	1.152	—
	2011	1.104	1.140	—
	2010	1.067	1.104	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.276	2.918	—
	2018	2.496	2.276	—
	2017	2.102	2.496	—
	2016	1.997	2.102	—
	2015	2.036	1.997	—
	2014	1.867	2.036	—
	2013	1.460	1.867	—
	2012	1.287	1.460	—
	2011	1.355	1.287	—
	2010	1.187	1.355	—
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.257	2.861	—
	2018	2.436	2.257	—
	2017	2.020	2.436	—
	2016	2.014	2.020	—
	2015	2.041	2.014	—
	2014	1.888	2.041	—
	2013	1.398	1.888	—
	2012	1.171	1.398	—
	2011	1.233	1.171	—
	2010	1.070	1.233	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	2.382	2.865	—

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.861	2.382	—
	2017	2.430	2.861	—
	2016	2.223	2.430	—
	2015	2.313	2.223	—
	2014	2.234	2.313	—
	2013	1.683	2.234	—
	2012	1.504	1.683	—
	2011	1.727	1.504	—
	2010	1.375	1.727	—
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.295	1.423	—
	2018	1.568	1.295	—
	2017	1.376	1.568	—
	2016	1.314	1.376	—
	2015	1.439	1.314	—
	2014	1.658	1.439	—
	2013	1.380	1.658	—
	2012	1.195	1.380	—
	2011	1.369	1.195	—
	2010	1.293	1.369	—
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.226	1.240	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.412	1.508	—
	2010	1.162	1.412	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.109	2.577	—
	2018	2.356	2.109	—
	2017	2.074	2.356	—
	2016	2.098	2.074	—
	2015	2.186	2.098	—
	2014	1.859	2.186	—
	2013	1.288	1.859	—
	2012	1.111	1.288	—
	2011	1.110	1.111	—
	2010	0.909	1.110	—
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.444	1.449	—
	2013	1.119	1.444	—
	2012	0.996	1.119	—
	2011	1.087	0.996	—
	2010	0.955	1.087	—
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.151	2.729	—
	2018	2.242	2.151	—
	2017	1.920	2.242	—
	2016	1.790	1.920	—
	2015	1.804	1.790	—
	2014	1.664	1.804	—
	2013	1.310	1.664	—
	2012	1.157	1.310	—
	2011	1.155	1.157	—
	2010	1.049	1.155	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.276	2.938	—
	2018	2.330	2.276	—
	2017	1.897	2.330	—
	2016	1.808	1.897	—
	2015	1.686	1.808	—
	2014	1.514	1.686	—
	2013	1.124	1.514	—
	2012	0.957	1.124	—
	2011	0.986	0.957	—
	2010	0.919	0.986	—
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	1.832	2.306	—

Portfolio Architect Plus — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.058	1.832	—
	2017	1.835	2.058	—
	2016	1.662	1.835	—
	2015	1.752	1.662	—
	2014	1.606	1.752	—
	2013	1.242	1.606	—
	2012	1.091	1.242	—
	2011	1.065	1.091	—
	2010	0.996	1.065	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	2.675	3.315	—
	2018	2.648	2.675	—
	2017	2.182	2.648	—
	2016	2.111	2.182	—
	2015	2.260	2.111	—
	2014	2.223	2.260	—
	2013	1.548	2.223	—
	2012	1.327	1.548	—
	2011	1.340	1.327	—
	2010	1.096	1.340	—
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.937	0.924	—
	2010	0.879	0.937	—
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.421	1.518	—
	2013	1.226	1.421	—
	2012	1.134	1.226	—
	2011	1.161	1.134	—
	2010	1.060	1.161	—

Portfolio Architect Plus — Separate Account Charges 2.40%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	2.334	3.083	79,375
	2018	2.629	2.334	88,153
	2017	2.048	2.629	89,965
	2016	2.085	2.048	90,482
	2015	1.997	2.085	100,348
	2014	1.999	1.997	206,347
	2013	1.585	1.999	208,881
	2012	1.325	1.585	261,203
	2011	1.489	1.325	264,594
	2010	1.365	1.489	260,760
American Funds Growth Subaccount (Class 2) (5/03)	2019	2.468	3.150	150,520
	2018	2.534	2.468	173,775
	2017	2.023	2.534	194,442
	2016	1.893	2.023	223,344
	2015	1.814	1.893	258,304
	2014	1.713	1.814	440,989
	2013	1.348	1.713	502,065
	2012	1.172	1.348	577,067
	2011	1.254	1.172	614,177
	2010	1.082	1.254	637,392
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.051	2.526	59,634
	2018	2.139	2.051	59,937
	2017	1.790	2.139	81,448
	2016	1.644	1.790	108,010
	2015	1.660	1.644	127,913
	2014	1.537	1.660	176,207
	2013	1.179	1.537	252,382
	2012	1.028	1.179	361,564
	2011	1.073	1.028	421,497
	2010	0.986	1.073	433,511

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	1.839	2.068	21,199
	2018	1.932	1.839	30,769
	2017	1.829	1.932	32,542
	2016	1.638	1.829	33,373
	2015	1.741	1.638	37,558
	2014	1.722	1.741	86,170
	2013	1.605	1.722	101,529
	2012	1.407	1.605	154,593
	2011	1.404	1.407	210,037
	2010	1.237	1.404	215,815
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.302	1.621	98,889
	2018	1.484	1.302	98,889
	2017	1.236	1.484	98,889
	2016	1.162	1.236	98,889
	2015	1.214	1.162	98,889
	2014	1.184	1.214	98,889
	2013	0.936	1.184	98,889
	2012	0.821	0.936	98,889
	2011	0.966	0.821	114,259
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.346	1.692	98,875
	2018	1.627	1.346	100,982
	2017	1.492	1.627	103,806
	2016	1.164	1.492	131,598
	2015	1.260	1.164	144,333
	2014	1.269	1.260	237,775
	2013	0.982	1.269	288,185
	2012	0.852	0.982	317,937
	2011	0.959	0.852	347,001
	2010	0.819	0.959	348,614
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	1.525	1.798	250,431
	2018	1.820	1.525	263,250
	2017	1.453	1.820	309,803
	2016	1.335	1.453	370,933
	2015	1.586	1.335	385,112
	2014	1.738	1.586	492,678
	2013	1.873	1.738	127,378
	2012	1.614	1.873	126,007
	2011	2.034	1.614	140,892
	2010	1.685	2.034	141,046
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.063	2.656	92,173
	2018	2.256	2.063	95,674
	2017	1.895	2.256	99,455
	2016	1.792	1.895	102,995
	2015	1.757	1.792	105,898
	2014	1.584	1.757	188,402
	2013	1.209	1.584	213,373
	2012	1.092	1.209	228,991
	2011	1.116	1.092	241,608
	2010	1.015	1.116	244,361
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.020	1.246	8,598
	2018	1.141	1.020	9,094
	2017	1.053	1.141	8,752
	2016	1.066	1.053	7,445
	2015	1.105	1.066	8,362
	2014	0.996	1.105	125,000
	2013	0.983	0.996	125,860
	2012	0.798	0.983	134,673
	2011	0.862	0.798	134,023
	2010	0.760	0.862	134,130
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.009	2.087	—
	2013	1.594	2.009	63,602
	2012	1.329	1.594	71,832
	2011	1.469	1.329	94,443
	2010	1.372	1.469	92,218
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	1.749	2.132	10,284

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.349	1.749	17,483
	2017	1.840	2.349	18,710
	2016	1.738	1.840	26,094
	2015	1.861	1.738	27,002
	2014	2.017	1.861	27,006
	2013	1.580	2.017	32,227
	2012	1.250	1.580	26,025
	2011	1.488	1.250	25,432
	2010	1.307	1.488	25,159
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	1.767	2.155	219,833
	2018	2.060	1.767	222,063
	2017	1.788	2.060	248,420
	2016	1.561	1.788	354,804
	2015	1.701	1.561	377,870
	2014	1.594	1.701	467,139
	2013	1.206	1.594	161,095
	2012	1.042	1.206	176,627
	2011	1.083	1.042	185,883
	2010	0.966	1.083	187,809
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.430	1.837	26,906
	2018	1.687	1.430	27,373
	2017	1.264	1.687	30,210
	2016	1.291	1.264	55,010
	2015	1.273	1.291	60,002
	2014	1.276	1.273	245,738
	2013	1.028	1.276	300,959
	2012	0.869	1.028	344,541
	2011	0.972	0.869	371,687
	2010	0.859	0.972	365,128
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.449	2.980	5,463
	2018	2.750	2.449	5,463
	2017	2.243	2.750	5,463
	2016	2.056	2.243	5,463
	2015	2.136	2.056	5,465
	2014	2.023	2.136	5,467
	2013	1.474	2.023	7,796
	2012	1.274	1.474	7,891
	2011	1.316	1.274	7,875
	2010	1.066	1.316	8,097
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.801	2.101	—
	2018	2.139	1.801	—
	2017	2.114	2.139	—
	2016	1.655	2.114	—
	2015	1.828	1.655	—
	2014	1.789	1.828	—
	2013	1.375	1.789	825
	2012	1.218	1.375	868
	2011	1.388	1.218	919
	2010	1.189	1.388	974
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.318	2.803	12,196
	2018	2.548	2.318	12,762
	2017	2.199	2.548	13,461
	2016	2.187	2.199	14,197
	2015	2.329	2.187	15,911
	2014	2.081	2.329	41,894
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.633	1.678	—
	2015	1.704	1.633	832
	2014	1.661	1.704	835
	2013	1.573	1.661	3,343
	2012	1.423	1.573	20,823
	2011	1.391	1.423	29,617
	2010	1.259	1.391	42,058
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.429	1.790	66,705

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.702	1.429	68,617
	2017	1.361	1.702	79,322
	2016	1.406	1.361	88,591
	2015	1.466	1.406	95,636
	2014	1.614	1.466	117,137
	2013	1.386	1.614	124,428
	2012	1.217	1.386	189,920
	2011	1.396	1.217	207,976
	2010	1.283	1.396	214,340
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.217	1.316	—
	2012	1.181	1.217	13,802
	2011	1.275	1.181	20,019
	2010	1.060	1.275	22,653
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.011	1.092	—
	2012	0.983	1.011	183,981
	2011	1.063	0.983	179,180
	2010	0.886	1.063	188,939
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.225	1.297	37,818
	2018	1.282	1.225	40,072
	2017	1.265	1.282	40,899
	2016	1.232	1.265	40,763
	2015	1.300	1.232	41,502
	2014	1.290	1.300	119,447
	2013	1.452	1.290	146,165
	2012	1.360	1.452	138,943
	2011	1.250	1.360	133,088
	2010	1.185	1.250	152,501
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.415	1.498	112,538
	2018	1.453	1.415	136,957
	2017	1.424	1.453	153,572
	2016	1.421	1.424	266,377
	2015	1.456	1.421	314,554
	2014	1.431	1.456	416,808
	2013	1.494	1.431	642,545
	2012	1.401	1.494	804,181
	2011	1.391	1.401	742,170
	2010	1.317	1.391	273,169
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.636	1.641	—
	2015	1.674	1.636	—
	2014	1.543	1.674	18,944
	2013	1.188	1.543	19,688
	2012	1.100	1.188	21,546
	2011	1.180	1.100	20,806
	2010	1.040	1.180	20,250
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.609	1.645	—
	2015	1.670	1.609	65,961
	2014	1.635	1.670	224,180
	2013	1.650	1.635	244,510
	2012	1.514	1.650	241,466
	2011	1.496	1.514	265,428
	2010	1.366	1.496	266,885
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.364	1.422	—
	2012	1.247	1.364	18,260
	2011	1.551	1.247	30,204
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.503	1.857	106,745
	2018	1.695	1.503	106,928
	2017	1.485	1.695	126,335
	2016	1.312	1.485	127,733
	2015	1.393	1.312	144,478
	2014	1.260	1.393	207,547
	2013	0.965	1.260	292,991
	2012	0.838	0.965	318,100
	2011	0.894	0.838	327,353
	2010	0.782	0.894	354,038
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.704	2.107	87,268

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.920	1.704	87,674
	2017	1.680	1.920	89,218
	2016	1.482	1.680	82,909
	2015	1.573	1.482	67,041
	2014	1.450	1.573	50,886
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.276	1.607	124,285
	2018	1.455	1.276	131,076
	2017	1.361	1.455	139,203
	2016	1.207	1.361	155,631
	2015	1.358	1.207	164,499
	2014	1.269	1.358	285,919
	2013	0.997	1.269	345,310
	2012	0.891	0.997	389,363
	2011	0.947	0.891	426,857
	2010	0.773	0.947	440,222
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.250	1.340	8,086
	2018	1.285	1.250	19,352
	2017	1.264	1.285	20,949
	2016	1.255	1.264	22,538
	2015	1.278	1.255	24,272
	2014	1.223	1.278	37,213
	2013	1.262	1.223	52,030
	2012	1.202	1.262	85,864
	2011	1.156	1.202	66,747
	2010	1.093	1.156	69,594
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	1.809	2.346	6,600
	2018	1.809	1.809	17,949
	2017	1.384	1.809	18,376
	2016	1.416	1.384	18,384
	2015	1.365	1.416	23,284
	2014	1.284	1.365	23,698
	2013	0.980	1.284	24,049
	2012	0.877	0.980	28,174
	2011	0.987	0.877	33,418
	2010	0.844	0.987	34,360
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.857	0.854	465,973
	2018	0.862	0.857	494,221
	2017	0.875	0.862	664,054
	2016	0.893	0.875	816,531
	2015	0.915	0.893	842,751
	2014	0.937	0.915	990,301
	2013	0.960	0.937	1,100,005
	2012	0.983	0.960	1,003,845
	2011	1.007	0.983	1,425,723
	2010	1.032	1.007	954,833
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.239	1.351	—
	2018	1.303	1.239	—
	2017	1.248	1.303	—
	2016	1.223	1.248	—
	2015	1.260	1.223	—
	2014	1.235	1.260	—
	2013	1.213	1.235	31,577
	2012	1.138	1.213	30,538
	2011	1.129	1.138	32,331
	2010	1.051	1.129	367,874
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.290	1.456	23,763
	2018	1.383	1.290	46,882
	2017	1.280	1.383	49,779
	2016	1.236	1.280	52,750
	2015	1.280	1.236	56,004
	2014	1.249	1.280	59,206
	2013	1.153	1.249	13,886
	2012	1.060	1.153	37,035
	2011	1.074	1.060	14,924
	2010	0.987	1.074	318,372
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.322	1.541	708,302

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.442	1.322	756,877
	2017	1.288	1.442	833,642
	2016	1.231	1.288	1,334,869
	2015	1.278	1.231	1,781,155
	2014	1.246	1.278	1,872,295
	2013	1.081	1.246	146,141
	2012	0.978	1.081	91,539
	2011	1.016	0.978	99,335
	2010	0.919	1.016	141,671
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.332	1.609	1,715,264
	2018	1.485	1.332	2,124,379
	2017	1.277	1.485	2,368,916
	2016	1.209	1.277	2,732,726
	2015	1.260	1.209	3,372,235
	2014	1.226	1.260	3,869,212
	2013	1.010	1.226	438,432
	2012	0.897	1.010	466,543
	2011	0.955	0.897	478,427
	2010	0.853	0.955	65,955
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.719	2.064	1,796
	2018	1.830	1.719	1,852
	2017	1.628	1.830	1,820
	2016	1.558	1.628	1,758
	2015	1.556	1.558	5,406
	2014	1.442	1.556	22,747
	2013	1.225	1.442	22,914
	2012	1.116	1.225	27,072
	2011	1.102	1.116	27,804
	2010	1.029	1.102	27,407
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	1.762	2.252	29,488
	2018	1.806	1.762	32,852
	2017	1.554	1.806	38,281
	2016	1.483	1.554	39,640
	2015	1.483	1.483	41,736
	2014	1.373	1.483	43,813
	2013	1.052	1.373	52,731
	2012	0.955	1.052	53,376
	2011	1.019	0.955	61,495
	2010	0.932	1.019	64,230
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	0.997	1.095	—
	2012	0.884	0.997	76,837
	2011	0.965	0.884	76,958
	2010	0.864	0.965	76,287
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.880	2.441	7,109
	2018	2.044	1.880	7,109
	2017	1.673	2.044	7,109
	2016	1.627	1.673	7,109
	2015	1.622	1.627	7,109
	2014	1.496	1.622	7,109
	2013	1.155	1.496	7,109
	2012	1.067	1.155	7,112
	2011	1.129	1.067	7,115
	2010	1.004	1.129	7,119
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.896	0.969	—
	2010	0.793	0.896	141,121
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.820	2.324	7,273
	2018	1.959	1.820	7,273
	2017	1.655	1.959	7,273
	2016	1.522	1.655	7,273
	2015	1.545	1.522	7,273
	2014	1.399	1.545	7,273
	2013	1.088	1.399	13,694
	2012	0.966	1.088	13,584
	2011	0.973	0.966	14,052
	2010	0.871	0.973	14,062
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.600	1.877	74,121

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.740	1.600	76,480
	2017	1.588	1.740	78,779
	2016	1.492	1.588	78,428
	2015	1.534	1.492	81,098
	2014	1.449	1.534	82,507
	2013	1.250	1.449	84,540
	2012	1.150	1.250	102,308
	2011	1.152	1.150	93,382
	2010	1.074	1.152	97,799
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.179	2.769	51,034
	2018	2.482	2.179	51,778
	2017	2.154	2.482	52,202
	2016	1.929	2.154	63,294
	2015	1.979	1.929	64,264
	2014	1.829	1.979	136,543
	2013	1.380	1.829	151,945
	2012	1.212	1.380	121,441
	2011	1.231	1.212	148,225
	2010	1.132	1.231	158,510
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	1.882	2.383	7,135
	2018	2.066	1.882	7,139
	2017	1.828	2.066	7,363
	2016	1.578	1.828	7,392
	2015	1.607	1.578	8,198
	2014	1.646	1.607	13,677
	2013	1.325	1.646	13,477
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.540	1.945	64,355
	2018	1.696	1.540	68,791
	2017	1.504	1.696	146,458
	2016	1.301	1.504	153,018
	2015	1.328	1.301	162,178
	2014	1.364	1.328	148,330
	2013	1.100	1.364	164,060
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.205	2.811	681
	2018	2.285	2.205	697
	2017	1.753	2.285	772
	2016	1.769	1.753	860
	2015	1.640	1.769	830
	2014	1.543	1.640	14,125
	2013	1.139	1.543	16,450
	2012	0.983	1.139	9,860
	2011	1.021	0.983	10,769
	2010	0.896	1.021	10,841
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.345	3.041	12,436
	2018	2.577	2.345	12,623
	2017	2.154	2.577	21,582
	2016	1.979	2.154	22,815
	2015	1.978	1.979	31,078
	2014	1.900	1.978	38,130
	2013	1.350	1.900	47,224
	2012	1.193	1.350	52,762
	2011	1.205	1.193	87,783
	2010	0.916	1.205	111,681
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	26.056	29.124	2,814
	2018	27.746	26.056	4,241
	2017	26.258	27.746	4,277
	2016	25.459	26.258	4,215
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.105	1.146	—
	2018	1.119	1.105	—
	2017	1.123	1.119	—
	2016	1.134	1.123	—
	2015	1.153	1.134	—
	2014	1.147	1.153	—
	2013	1.182	1.147	13,582
	2012	1.170	1.182	27,791
	2011	1.134	1.170	94,672
	2010	1.096	1.134	91,023
Fidelity ® Variable Insurance Products

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.219	2.843	43,182
	2018	2.434	2.219	47,492
	2017	2.051	2.434	51,322
	2016	1.950	2.051	55,905
	2015	1.989	1.950	57,655
	2014	1.825	1.989	92,011
	2013	1.427	1.825	106,575
	2012	1.259	1.427	108,391
	2011	1.326	1.259	121,933
	2010	1.162	1.326	126,803
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.260	2.864	—
	2018	2.441	2.260	—
	2017	2.025	2.441	—
	2016	2.020	2.025	—
	2015	2.048	2.020	—
	2014	1.896	2.048	—
	2013	1.405	1.896	—
	2012	1.177	1.405	—
	2011	1.240	1.177	—
	2010	1.076	1.240	—
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	2.422	2.912	44,594
	2018	2.911	2.422	43,474
	2017	2.473	2.911	47,940
	2016	2.264	2.473	50,833
	2015	2.357	2.264	55,441
	2014	2.277	2.357	109,346
	2013	1.716	2.277	140,774
	2012	1.535	1.716	153,859
	2011	1.764	1.535	168,703
	2010	1.405	1.764	175,491
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.290	1.417	225,049
	2018	1.563	1.290	227,396
	2017	1.372	1.563	318,579
	2016	1.311	1.372	380,097
	2015	1.436	1.311	408,308
	2014	1.655	1.436	444,499
	2013	1.379	1.655	460,677
	2012	1.195	1.379	479,599
	2011	1.369	1.195	497,969
	2010	1.294	1.369	491,308
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.194	1.207	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.458	1.557	—
	2010	1.201	1.458	30,190
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.125	2.595	9,092
	2018	2.375	2.125	9,345
	2017	2.092	2.375	9,615
	2016	2.117	2.092	9,963
	2015	2.207	2.117	11,947
	2014	1.878	2.207	39,479
	2013	1.301	1.878	52,507
	2012	1.123	1.301	68,765
	2011	1.122	1.123	71,966
	2010	0.920	1.122	76,310
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.444	1.448	—
	2013	1.119	1.444	95,035
	2012	0.997	1.119	51,376
	2011	1.089	0.997	51,383
	2010	0.956	1.089	51,390
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.115	2.682	—

Portfolio Architect Plus — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.205	2.115	—
	2017	1.889	2.205	—
	2016	1.763	1.889	—
	2015	1.777	1.763	—
	2014	1.640	1.777	—
	2013	1.292	1.640	—
	2012	1.142	1.292	10,004
	2011	1.140	1.142	—
	2010	1.037	1.140	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.232	2.880	—
	2018	2.286	2.232	—
	2017	1.862	2.286	—
	2016	1.776	1.862	—
	2015	1.657	1.776	—
	2014	1.489	1.657	—
	2013	1.106	1.489	—
	2012	0.941	1.106	—
	2011	0.971	0.941	—
	2010	0.905	0.971	—
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	1.839	2.314	—
	2018	2.067	1.839	—
	2017	1.844	2.067	—
	2016	1.671	1.844	—
	2015	1.762	1.671	—
	2014	1.616	1.762	—
	2013	1.250	1.616	—
	2012	1.100	1.250	—
	2011	1.073	1.100	—
	2010	1.004	1.073	—
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	2.768	3.428	—
	2018	2.741	2.768	7,208
	2017	2.259	2.741	7,212
	2016	2.187	2.259	7,216
	2015	2.343	2.187	7,221
	2014	2.306	2.343	9,664
	2013	1.606	2.306	15,511
	2012	1.378	1.606	16,276
	2011	1.392	1.378	25,762
	2010	1.139	1.392	26,111
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.943	0.929	—
	2010	0.884	0.943	156,088
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.462	1.560	—
	2013	1.262	1.462	2,224
	2012	1.167	1.262	2,342
	2011	1.196	1.167	2,583
	2010	1.092	1.196	2,872

Portfolio Architect Plus — Separate Account Charges 2.50%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Insurance Series®
American Funds Global Growth Subaccount (Class 2) (6/03)	2019	3.002	3.961	69,309
	2018	3.385	3.002	71,188
	2017	2.640	3.385	70,669
	2016	2.690	2.640	79,038
	2015	2.579	2.690	119,343
	2014	2.585	2.579	143,562
	2013	2.051	2.585	149,478
	2012	1.716	2.051	185,222
	2011	1.931	1.716	192,473
	2010	1.772	1.931	199,653

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
American Funds Growth Subaccount (Class 2) (5/03)	2019	3.077	3.925	127,500
	2018	3.163	3.077	137,106
	2017	2.528	3.163	156,511
	2016	2.367	2.528	175,610
	2015	2.271	2.367	207,392
	2014	2.146	2.271	310,915
	2013	1.691	2.146	333,376
	2012	1.471	1.691	403,274
	2011	1.576	1.471	452,529
	2010	1.361	1.576	472,370
American Funds Growth-Income Subaccount (Class 2) (5/03)	2019	2.554	3.142	40,409
	2018	2.667	2.554	47,835
	2017	2.234	2.667	59,133
	2016	2.054	2.234	70,609
	2015	2.076	2.054	88,605
	2014	1.924	2.076	122,804
	2013	1.477	1.924	136,836
	2012	1.289	1.477	192,160
	2011	1.347	1.289	237,555
	2010	1.239	1.347	277,975
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class A) (4/06)	2019	1.996	2.242	2,257
	2018	2.098	1.996	10,054
	2017	1.989	2.098	10,916
	2016	1.782	1.989	11,873
	2015	1.896	1.782	12,114
	2014	1.878	1.896	83,418
	2013	1.753	1.878	89,890
	2012	1.537	1.753	94,568
	2011	1.536	1.537	113,334
	2010	1.355	1.536	111,631
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.286	1.599	—
	2018	1.466	1.286	—
	2017	1.223	1.466	—
	2016	1.151	1.223	—
	2015	1.204	1.151	—
	2014	1.175	1.204	—
	2013	0.930	1.175	—
	2012	0.817	0.930	—
	2011	0.961	0.817	—
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)	2019	1.329	1.669	60,555
	2018	1.608	1.329	62,002
	2017	1.476	1.608	57,342
	2016	1.153	1.476	57,245
	2015	1.249	1.153	66,411
	2014	1.259	1.249	68,009
	2013	0.975	1.259	71,204
	2012	0.847	0.975	84,152
	2011	0.955	0.847	87,625
	2010	0.816	0.955	96,299
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)	2019	2.132	2.510	28,139
	2018	2.547	2.132	30,568
	2017	2.035	2.547	34,297
	2016	1.871	2.035	60,133
	2015	2.226	1.871	63,142
	2014	2.442	2.226	74,164
	2013	2.635	2.442	18,014
	2012	2.272	2.635	22,951
	2011	2.866	2.272	21,523
	2010	2.376	2.866	21,315
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.362	3.037	76,436
	2018	2.585	2.362	77,383
	2017	2.173	2.585	73,729
	2016	2.057	2.173	73,731
	2015	2.020	2.057	128,870
	2014	1.823	2.020	132,552
	2013	1.393	1.823	137,575
	2012	1.258	1.393	143,058
	2011	1.287	1.258	149,076
	2010	1.172	1.287	155,743

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.008	1.229	20,813
	2018	1.127	1.008	22,522
	2017	1.042	1.127	34,343
	2016	1.056	1.042	39,188
	2015	1.096	1.056	41,681
	2014	0.988	1.096	45,518
	2013	0.977	0.988	44,355
	2012	0.793	0.977	51,659
	2011	0.858	0.793	58,125
	2010	0.757	0.858	54,595
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	2.401	2.493	—
	2013	1.906	2.401	24,460
	2012	1.592	1.906	46,950
	2011	1.761	1.592	48,634
	2010	1.646	1.761	50,622
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.140	2.606	14,353
	2018	2.877	2.140	14,383
	2017	2.256	2.877	15,279
	2016	2.133	2.256	15,396
	2015	2.286	2.133	32,848
	2014	2.480	2.286	105,498
	2013	1.944	2.480	104,647
	2012	1.540	1.944	124,832
	2011	1.836	1.540	136,678
	2010	1.613	1.836	132,957
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.211	2.695	25,860
	2018	2.581	2.211	25,868
	2017	2.242	2.581	39,711
	2016	1.960	2.242	205,617
	2015	2.137	1.960	213,484
	2014	2.005	2.137	263,072
	2013	1.518	2.005	12,777
	2012	1.314	1.518	14,105
	2011	1.367	1.314	15,526
	2010	1.220	1.367	12,037
BHFTI Invesco Global Equity Subaccount (Class B) (4/06)	2019	1.412	1.812	181,273
	2018	1.667	1.412	176,662
	2017	1.250	1.667	176,620
	2016	1.279	1.250	191,521
	2015	1.262	1.279	199,657
	2014	1.266	1.262	192,469
	2013	1.021	1.266	194,024
	2012	0.864	1.021	194,610
	2011	0.968	0.864	219,312
	2010	0.856	0.968	218,946
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.416	2.937	—
	2018	2.716	2.416	—
	2017	2.217	2.716	—
	2016	2.034	2.217	—
	2015	2.116	2.034	—
	2014	2.005	2.116	—
	2013	1.463	2.005	—
	2012	1.266	1.463	—
	2011	1.309	1.266	—
	2010	1.061	1.309	—
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	1.776	2.071	—
	2018	2.112	1.776	—
	2017	2.090	2.112	—
	2016	1.637	2.090	—
	2015	1.810	1.637	—
	2014	1.774	1.810	—
	2013	1.365	1.774	—
	2012	1.210	1.365	—
	2011	1.380	1.210	—
	2010	1.184	1.380	—
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	2.756	3.328	9,054

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.033	2.756	9,701
	2017	2.619	3.033	6,588
	2016	2.608	2.619	6,588
	2015	2.780	2.608	22,024
	2014	2.485	2.780	23,054
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.821	1.870	—
	2015	1.903	1.821	39,671
	2014	1.856	1.903	40,828
	2013	1.759	1.856	41,655
	2012	1.594	1.759	52,439
	2011	1.559	1.594	55,307
	2010	1.412	1.559	58,058
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.772	2.217	2,306
	2018	2.112	1.772	2,564
	2017	1.690	2.112	2,854
	2016	1.748	1.690	5,371
	2015	1.825	1.748	20,982
	2014	2.011	1.825	22,034
	2013	1.729	2.011	23,427
	2012	1.519	1.729	28,517
	2011	1.744	1.519	31,274
	2010	1.605	1.744	81,624
BHFTI MLA Mid Cap Subaccount (Class A) (4/08)	2013	1.584	1.711	—
	2012	1.538	1.584	—
	2011	1.662	1.538	—
	2010	1.383	1.662	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/07)	2013	1.003	1.084	—
	2012	0.977	1.003	346,323
	2011	1.057	0.977	343,251
	2010	0.882	1.057	341,884
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.250	1.323	37,080
	2018	1.310	1.250	46,496
	2017	1.294	1.310	46,788
	2016	1.261	1.294	46,094
	2015	1.332	1.261	47,408
	2014	1.323	1.332	48,641
	2013	1.491	1.323	58,812
	2012	1.398	1.491	62,982
	2011	1.286	1.398	60,992
	2010	1.221	1.286	49,179
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.376	1.456	75,183
	2018	1.414	1.376	101,448
	2017	1.387	1.414	109,275
	2016	1.386	1.387	116,157
	2015	1.421	1.386	232,744
	2014	1.399	1.421	592,616
	2013	1.462	1.399	698,005
	2012	1.372	1.462	719,832
	2011	1.364	1.372	665,578
	2010	1.293	1.364	530,733
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	1.900	1.905	—
	2015	1.947	1.900	—
	2014	1.796	1.947	—
	2013	1.383	1.796	—
	2012	1.283	1.383	—
	2011	1.378	1.283	—
	2010	1.216	1.378	—
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	1.556	1.590	—
	2015	1.616	1.556	53,729
	2014	1.585	1.616	57,690
	2013	1.600	1.585	60,819
	2012	1.470	1.600	75,634
	2011	1.454	1.470	92,448
	2010	1.329	1.454	95,487
BHFTI RCM Technology Subaccount (Class B) (5/11)	2013	1.738	1.811	—
	2012	1.589	1.738	846
	2011	1.978	1.589	—

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.484	1.831	169,420
	2018	1.676	1.484	172,804
	2017	1.469	1.676	191,201
	2016	1.299	1.469	197,687
	2015	1.381	1.299	203,566
	2014	1.250	1.381	208,251
	2013	0.958	1.250	212,048
	2012	0.833	0.958	226,310
	2011	0.890	0.833	249,991
	2010	0.780	0.890	254,469
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	2.188	2.702	6,776
	2018	2.467	2.188	7,147
	2017	2.160	2.467	7,591
	2016	1.909	2.160	237,087
	2015	2.028	1.909	237,896
	2014	1.870	2.028	238,396
BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)	2019	1.260	1.585	30,406
	2018	1.438	1.260	39,160
	2017	1.346	1.438	38,221
	2016	1.195	1.346	35,494
	2015	1.346	1.195	38,933
	2014	1.259	1.346	41,904
	2013	0.991	1.259	60,135
	2012	0.886	0.991	69,728
	2011	0.943	0.886	80,517
	2010	0.770	0.943	89,131
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.214	1.301	—
	2018	1.250	1.214	—
	2017	1.231	1.250	—
	2016	1.224	1.231	64,956
	2015	1.247	1.224	100,083
	2014	1.194	1.247	100,422
	2013	1.234	1.194	88,939
	2012	1.177	1.234	86,652
	2011	1.132	1.177	107,103
	2010	1.071	1.132	108,189
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.088	2.706	13,947
	2018	2.091	2.088	15,102
	2017	1.601	2.091	10,918
	2016	1.640	1.601	10,922
	2015	1.582	1.640	17,682
	2014	1.489	1.582	10,930
	2013	1.138	1.489	10,934
	2012	1.020	1.138	12,754
	2011	1.149	1.020	15,228
	2010	0.983	1.149	25,717
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	0.827	0.824	68,616
	2018	0.833	0.827	85,156
	2017	0.847	0.833	184,232
	2016	0.865	0.847	185,189
	2015	0.887	0.865	192,133
	2014	0.910	0.887	249,444
	2013	0.933	0.910	415,405
	2012	0.956	0.933	518,264
	2011	0.980	0.956	1,098,230
	2010	1.005	0.980	1,480,833
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)	2019	1.223	1.333	114,524
	2018	1.288	1.223	146,131
	2017	1.235	1.288	164,470
	2016	1.211	1.235	182,814
	2015	1.249	1.211	201,834
	2014	1.226	1.249	220,148
	2013	1.205	1.226	238,127
	2012	1.132	1.205	273,090
	2011	1.124	1.132	281,441
	2010	1.047	1.124	230,747
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)	2019	1.274	1.436	19,120

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.367	1.274	19,067
	2017	1.266	1.367	33,935
	2016	1.224	1.266	29,616
	2015	1.268	1.224	23,314
	2014	1.239	1.268	88,975
	2013	1.146	1.239	88,971
	2012	1.054	1.146	77,037
	2011	1.069	1.054	5,005
	2010	0.983	1.069	14,482
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)	2019	1.305	1.520	1,593,228
	2018	1.426	1.305	1,890,855
	2017	1.274	1.426	2,039,374
	2016	1.220	1.274	2,259,148
	2015	1.266	1.220	2,355,557
	2014	1.236	1.266	2,729,385
	2013	1.074	1.236	146,499
	2012	0.973	1.074	104,990
	2011	1.011	0.973	32,692
	2010	0.916	1.011	17,804
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)	2019	1.315	1.587	8,356,200
	2018	1.468	1.315	8,453,137
	2017	1.263	1.468	8,500,057
	2016	1.197	1.263	9,209,573
	2015	1.249	1.197	9,579,342
	2014	1.217	1.249	10,220,092
	2013	1.004	1.217	—
	2012	0.892	1.004	—
	2011	0.950	0.892	—
	2010	0.850	0.950	33,517
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)	2019	1.669	2.002	278,240
	2018	1.778	1.669	296,191
	2017	1.583	1.778	311,359
	2016	1.517	1.583	325,774
	2015	1.517	1.517	346,348
	2014	1.407	1.517	152,865
	2013	1.196	1.407	152,865
	2012	1.091	1.196	152,865
	2011	1.078	1.091	152,865
	2010	1.008	1.078	152,865
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)	2019	2.027	2.588	3,175
	2018	2.080	2.027	4,525
	2017	1.791	2.080	656
	2016	1.711	1.791	634
	2015	1.713	1.711	21,914
	2014	1.588	1.713	23,348
	2013	1.217	1.588	25,307
	2012	1.106	1.217	59,134
	2011	1.182	1.106	61,432
	2010	1.082	1.182	63,943
BHFTII FI Value Leaders Subaccount (Class D) (4/06)	2013	1.181	1.296	—
	2012	1.047	1.181	339,569
	2011	1.145	1.047	359,085
	2010	1.026	1.145	381,257
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	2.449	3.177	4,991
	2018	2.665	2.449	5,992
	2017	2.184	2.665	2,951
	2016	2.126	2.184	2,881
	2015	2.121	2.126	11,578
	2014	1.958	2.121	6,699
	2013	1.514	1.958	6,909
	2012	1.400	1.514	9,849
	2011	1.482	1.400	10,073
	2010	1.319	1.482	10,245
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)	2011	0.892	0.964	—
	2010	0.790	0.892	—
BHFTII MetLife Stock Index Subaccount (Class B) (5/09)	2019	1.796	2.291	126,898

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.935	1.796	134,485
	2017	1.636	1.935	134,609
	2016	1.506	1.636	146,295
	2015	1.531	1.506	154,641
	2014	1.388	1.531	180,569
	2013	1.080	1.388	183,943
	2012	0.960	1.080	243,263
	2011	0.968	0.960	264,789
	2010	0.867	0.968	258,672
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	1.752	2.053	146,626
	2018	1.907	1.752	166,032
	2017	1.742	1.907	175,871
	2016	1.639	1.742	238,534
	2015	1.687	1.639	283,312
	2014	1.595	1.687	112,624
	2013	1.377	1.595	120,505
	2012	1.268	1.377	172,963
	2011	1.272	1.268	192,928
	2010	1.187	1.272	198,092
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.108	2.675	179,238
	2018	2.403	2.108	193,781
	2017	2.088	2.403	204,776
	2016	1.872	2.088	256,053
	2015	1.922	1.872	338,816
	2014	1.778	1.922	367,575
	2013	1.343	1.778	402,192
	2012	1.181	1.343	150,816
	2011	1.200	1.181	167,097
	2010	1.105	1.200	176,299
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	2.433	3.078	—
	2018	2.675	2.433	—
	2017	2.369	2.675	—
	2016	2.047	2.369	—
	2015	2.086	2.047	—
	2014	2.139	2.086	—
	2013	1.723	2.139	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.519	1.917	43,271
	2018	1.675	1.519	49,953
	2017	1.487	1.675	50,802
	2016	1.288	1.487	297,637
	2015	1.315	1.288	332,933
	2014	1.352	1.315	349,151
	2013	1.091	1.352	350,373
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.177	2.773	43,500
	2018	2.259	2.177	49,899
	2017	1.735	2.259	54,018
	2016	1.752	1.735	66,789
	2015	1.625	1.752	74,311
	2014	1.531	1.625	991
	2013	1.131	1.531	1,107
	2012	0.978	1.131	5,149
	2011	1.016	0.978	5,242
	2010	0.892	1.016	5,556
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.610	3.381	12,536
	2018	2.871	2.610	13,918
	2017	2.402	2.871	11,632
	2016	2.209	2.402	17,192
	2015	2.211	2.209	17,320
	2014	2.125	2.211	30,547
	2013	1.511	2.125	32,028
	2012	1.337	1.511	36,551
	2011	1.351	1.337	47,638
	2010	1.029	1.351	50,562
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16)	2019	25.434	28.400	1,303
	2018	27.111	25.434	1,888
	2017	25.682	27.111	5,703
	2016	24.917	25.682	4,677
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	1.057	1.095	—

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.072	1.057	—
	2017	1.076	1.072	—
	2016	1.088	1.076	—
	2015	1.108	1.088	—
	2014	1.103	1.108	—
	2013	1.138	1.103	—
	2012	1.127	1.138	—
	2011	1.093	1.127	—
	2010	1.058	1.093	—
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (6/03)	2019	2.735	3.502	15,257
	2018	3.005	2.735	20,642
	2017	2.534	3.005	17,477
	2016	2.411	2.534	17,976
	2015	2.462	2.411	18,123
	2014	2.261	2.462	18,722
	2013	1.770	2.261	19,328
	2012	1.563	1.770	32,135
	2011	1.648	1.563	39,013
	2010	1.445	1.648	40,823
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)	2019	2.494	3.158	—
	2018	2.697	2.494	—
	2017	2.239	2.697	503
	2016	2.236	2.239	503
	2015	2.270	2.236	2,103
	2014	2.103	2.270	2,125
	2013	1.560	2.103	2,213
	2012	1.308	1.560	12,437
	2011	1.379	1.308	12,542
	2010	1.199	1.379	12,529
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)	2019	3.318	3.986	16,632
	2018	3.993	3.318	17,702
	2017	3.396	3.993	17,328
	2016	3.111	3.396	18,889
	2015	3.243	3.111	27,332
	2014	3.136	3.243	46,155
	2013	2.366	3.136	52,585
	2012	2.118	2.366	74,031
	2011	2.436	2.118	81,407
	2010	1.942	2.436	104,765
Franklin Templeton Variable Insurance Products Trust
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)	2019	1.692	1.857	21,855
	2018	2.052	1.692	27,757
	2017	1.803	2.052	29,037
	2016	1.725	1.803	30,886
	2015	1.891	1.725	39,529
	2014	2.182	1.891	52,087
	2013	1.819	2.182	71,202
	2012	1.578	1.819	109,579
	2011	1.810	1.578	162,436
	2010	1.712	1.810	142,996
Janus Aspen Series
Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)	2010	1.509	1.526	—
Janus Henderson Global Technology Subaccount (Service Shares) (5/03)	2011	1.861	1.986	—
	2010	1.534	1.861	—
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)	2019	2.677	3.266	59,530
	2018	2.995	2.677	59,726
	2017	2.641	2.995	59,131
	2016	2.675	2.641	60,244
	2015	2.792	2.675	55,932
	2014	2.377	2.792	55,126
	2013	1.649	2.377	60,973
	2012	1.425	1.649	79,707
	2011	1.425	1.425	81,132
	2010	1.169	1.425	80,241
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)	2014	1.863	1.867	—

Portfolio Architect Plus — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2013	1.445	1.863	248,798
	2012	1.289	1.445	257,503
	2011	1.409	1.289	259,821
	2010	1.239	1.409	26,289
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)	2019	2.527	3.201	—
	2018	2.638	2.527	—
	2017	2.262	2.638	—
	2016	2.113	2.262	—
	2015	2.132	2.113	—
	2014	1.970	2.132	—
	2013	1.554	1.970	—
	2012	1.374	1.554	—
	2011	1.373	1.374	—
	2010	1.250	1.373	—
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)	2019	2.832	3.650	5,259
	2018	2.903	2.832	6,150
	2017	2.367	2.903	3,010
	2016	2.260	2.367	3,012
	2015	2.110	2.260	8,101
	2014	1.898	2.110	3,016
	2013	1.412	1.898	3,018
	2012	1.203	1.412	3,336
	2011	1.241	1.203	3,732
	2010	1.159	1.241	4,565
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)	2019	2.290	2.878	2,857
	2018	2.577	2.290	—
	2017	2.301	2.577	—
	2016	2.087	2.301	—
	2015	2.204	2.087	5,912
	2014	2.022	2.204	6,208
	2013	1.567	2.022	6,492
	2012	1.379	1.567	6,739
	2011	1.347	1.379	7,140
	2010	1.262	1.347	7,476
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)	2019	3.735	4.622	2,153
	2018	3.703	3.735	2,682
	2017	3.055	3.703	494
	2016	2.961	3.055	556
	2015	3.174	2.961	765
	2014	3.127	3.174	815
	2013	2.180	3.127	8,689
	2012	1.872	2.180	11,500
	2011	1.893	1.872	18,741
	2010	1.551	1.893	20,925
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)	2011	0.923	0.910	—
	2010	0.867	0.923	33,975
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/04)	2014	1.401	1.494	670
	2013	1.210	1.401	749
	2012	1.121	1.210	826
	2011	1.149	1.121	945
	2010	1.051	1.149	1,047
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.
Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS® Value Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

CONDENSED FINANCIAL INFORMATION —
Scudder Advocate Reward

The following tables provide the Accumulation Unit Values information for the mid-range combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.
Scudder Advocate Reward — Separate Account Charges 1.70%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.564	2.989	14,817
	2018	2.930	2.564	34,584
	2017	2.696	2.930	36,359
	2016	2.479	2.696	37,861
	2015	2.577	2.479	38,600
	2014	2.174	2.577	61,039
	2013	1.996	2.174	169,346
	2012	1.960	1.996	93,590
	2011	1.712	1.960	129,091
	2010	1.638	1.712	151,351
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.941	5.161	39,296
	2018	4.024	3.941	40,187
	2017	3.130	4.024	40,729
	2016	3.177	3.130	77,934
	2015	3.051	3.177	71,421
	2014	2.735	3.051	127,454
	2013	2.064	2.735	129,938
	2012	1.781	2.064	168,983
	2011	1.823	1.781	246,893
	2010	1.632	1.823	349,797
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.226	2.932	99
	2018	2.374	2.226	101
	2017	2.099	2.374	102
	2016	1.940	2.099	104
	2015	2.043	1.940	106
	2014	1.837	2.043	69,263
	2013	1.394	1.837	71,806
	2012	1.270	1.394	71,825
	2011	1.283	1.270	71,848
	2010	1.139	1.283	71,875
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.141	2.417	497,138
	2018	2.242	2.141	531,391
	2017	2.116	2.242	673,511
	2016	1.888	2.116	827,967
	2015	2.002	1.888	910,708
	2014	1.971	2.002	1,834,885
	2013	1.834	1.971	2,358,476
	2012	1.601	1.834	2,645,733
	2011	1.591	1.601	3,349,072
	2010	1.398	1.591	4,637,994
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.508	2.983	43,661
	2018	2.963	2.508	72,243
	2017	2.344	2.963	75,723
	2016	2.132	2.344	79,053
	2015	2.511	2.132	90,199
	2014	2.724	2.511	105,473
	2013	2.910	2.724	132,185
	2012	2.486	2.910	229,567
	2011	3.099	2.486	326,741
	2010	2.542	3.099	418,861
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.506	1.506	—
	2013	1.282	1.506	1,427,095
	2012	1.145	1.282	1,606,953
	2011	1.185	1.145	1,708,286
	2010	1.061	1.185	2,089,965

Scudder Advocate Reward — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.623	1.615	—
	2013	1.311	1.623	724,142
	2012	1.153	1.311	1,040,693
	2011	1.219	1.153	1,056,234
	2010	1.074	1.219	1,163,446
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.486	1.491	—
	2013	1.323	1.486	490,555
	2012	1.198	1.323	590,524
	2011	1.220	1.198	921,618
	2010	1.104	1.220	986,874
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.358	3.051	109,382
	2018	2.762	2.358	115,814
	2017	2.055	2.762	121,399
	2016	2.085	2.055	129,094
	2015	2.040	2.085	152,392
	2014	2.032	2.040	257,138
	2013	1.626	2.032	236,925
	2012	1.365	1.626	173,832
	2011	1.516	1.365	181,828
	2010	1.403	1.516	165,970
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	2.009	2.534	159,765
	2018	2.376	2.009	235,660
	2017	1.885	2.376	268,630
	2016	1.935	1.885	306,702
	2015	2.003	1.935	390,591
	2014	2.190	2.003	489,759
	2013	1.868	2.190	601,754
	2012	1.628	1.868	783,632
	2011	1.855	1.628	946,241
	2010	1.693	1.855	995,566
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.066	1.155	—
	2012	1.030	1.066	1,035,971
	2011	1.106	1.030	1,552,496
	2010	0.915	1.106	1,164,583
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.601	1.639	—
	2015	1.653	1.601	1,518,418
	2014	1.610	1.653	2,083,789
	2013	1.614	1.610	2,234,701
	2012	1.474	1.614	3,344,425
	2011	1.449	1.474	3,488,992
	2010	1.315	1.449	3,975,737
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.371	1.432	—
	2012	1.240	1.371	295,207
	2011	1.401	1.240	356,186
	2010	1.190	1.401	284,309
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.643	2.043	280,633
	2018	1.840	1.643	317,340
	2017	1.600	1.840	354,655
	2016	1.404	1.600	390,230
	2015	1.481	1.404	442,390
	2014	1.330	1.481	363,680
	2013	1.011	1.330	419,056
	2012	0.872	1.011	555,744
	2011	0.924	0.872	779,438
	2010	0.803	0.924	937,954
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.362	4.333	37,034
	2018	3.497	3.362	23,178
	2017	2.851	3.497	19,702
	2016	2.731	2.851	29,887
	2015	2.604	2.731	60,346
	2014	2.348	2.604	91,762
	2013	1.749	2.348	137,583
	2012	1.565	1.749	146,807
	2011	1.618	1.565	239,401
	2010	1.289	1.618	366,182
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.610	1.735	—

Scudder Advocate Reward — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	1.545	1.610	136,906
	2011	1.698	1.545	251,984
	2010	1.358	1.698	143,140
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.236	1.331	350,772
	2018	1.265	1.236	353,986
	2017	1.239	1.265	438,453
	2016	1.225	1.239	672,222
	2015	1.242	1.225	817,955
	2014	1.183	1.242	936,055
	2013	1.215	1.183	1,685,832
	2012	1.152	1.215	1,932,897
	2011	1.102	1.152	1,623,760
	2010	1.037	1.102	1,786,855
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.622	1.624	298,018
	2018	1.624	1.622	317,895
	2017	1.642	1.624	568,751
	2016	1.668	1.642	286,609
	2015	1.697	1.668	286,155
	2014	1.726	1.697	440,273
	2013	1.755	1.726	531,445
	2012	1.786	1.755	1,550,481
	2011	1.816	1.786	925,775
	2010	1.847	1.816	1,031,489
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.410	1.603	458,585
	2018	1.500	1.410	462,207
	2017	1.379	1.500	486,932
	2016	1.322	1.379	504,942
	2015	1.360	1.322	781,387
	2014	1.325	1.360	1,052,587
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.444	1.696	1,657,554
	2018	1.565	1.444	1,989,324
	2017	1.388	1.565	2,113,463
	2016	1.318	1.388	2,746,927
	2015	1.358	1.318	3,216,728
	2014	1.313	1.358	3,767,750
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.456	1.771	5,326,444
	2018	1.612	1.456	5,971,953
	2017	1.376	1.612	6,375,965
	2016	1.294	1.376	7,792,104
	2015	1.339	1.294	8,186,060
	2014	1.288	1.339	7,659,886
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.919	2.315	46,706
	2018	2.033	1.919	47,675
	2017	1.801	2.033	57,859
	2016	1.716	1.801	63,044
	2015	1.706	1.716	52,637
	2014	1.573	1.706	38,887
	2013	1.331	1.573	98,439
	2012	1.207	1.331	76,395
	2011	1.186	1.207	79,432
	2010	1.103	1.186	101,171
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.377	3.053	471,930
	2018	2.426	2.377	530,495
	2017	2.077	2.426	678,428
	2016	1.973	2.077	754,695
	2015	1.965	1.973	329,673
	2014	1.811	1.965	440,669
	2013	1.382	1.811	601,138
	2012	1.248	1.382	776,586
	2011	1.326	1.248	832,416
	2010	1.207	1.326	829,849
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.386	1.525	—
	2012	1.221	1.386	364,996
	2011	1.327	1.221	409,193
	2010	1.181	1.327	404,320
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.684	3.506	18,215

Scudder Advocate Reward — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.902	2.684	43,429
	2017	2.362	2.902	53,320
	2016	2.285	2.362	53,871
	2015	2.265	2.285	66,672
	2014	2.078	2.265	70,163
	2013	1.747	2.078	111,444
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.938	2.524	275,911
	2018	1.969	1.938	417,279
	2017	1.462	1.969	524,663
	2016	1.489	1.462	876,120
	2015	1.370	1.489	1,014,498
	2014	1.215	1.370	1,098,593
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.997	2.569	199,494
	2018	2.135	1.997	219,093
	2017	1.791	2.135	245,948
	2016	1.636	1.791	376,735
	2015	1.649	1.636	410,946
	2014	1.483	1.649	469,563
	2013	1.145	1.483	720,364
	2012	1.009	1.145	625,964
	2011	1.010	1.009	708,708
	2010	0.897	1.010	755,899
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.987	1.987	—
	2018	2.062	1.987	—
	2017	1.954	2.062	407,395
	2016	1.683	1.954	549,029
	2015	1.825	1.683	590,707
	2014	1.692	1.825	679,853
	2013	1.306	1.692	869,813
	2012	1.166	1.306	1,075,462
	2011	1.162	1.166	1,228,624
	2010	1.085	1.162	1,258,274
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.537	1.814	392,134
	2018	1.660	1.537	419,520
	2017	1.505	1.660	559,219
	2016	1.405	1.505	502,297
	2015	1.435	1.405	563,358
	2014	1.347	1.435	668,716
	2013	1.154	1.347	1,019,020
	2012	1.055	1.154	990,558
	2011	1.050	1.055	658,086
	2010	0.973	1.050	744,405
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.588	3.308	316,837
	2018	2.931	2.588	387,397
	2017	2.531	2.931	172,557
	2016	2.254	2.531	219,219
	2015	2.299	2.254	239,318
	2014	2.114	2.299	383,568
	2013	1.585	2.114	665,195
	2012	1.385	1.585	277,125
	2011	1.398	1.385	614,498
	2010	1.278	1.398	654,349
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.694	2.155	209,169
	2018	1.852	1.694	252,487
	2017	1.631	1.852	276,612
	2016	1.402	1.631	346,019
	2015	1.420	1.402	370,151
	2014	1.449	1.420	456,531
	2013	1.163	1.449	751,813
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.194	1.628	106,856
	2012	1.023	1.194	538,524
	2011	1.055	1.023	903,709
	2010	0.919	1.055	875,435
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.700	3.469	147,049

Scudder Advocate Reward — Separate Account Charges 1.70% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.776	2.700	170,209
	2017	2.112	2.776	179,928
	2016	2.114	2.112	208,931
	2015	1.944	2.114	286,724
	2014	1.815	1.944	546,540
	2013	1.440	1.815	732,345
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.956	3.860	166,001
	2018	3.226	2.956	193,598
	2017	2.677	3.226	217,757
	2016	2.443	2.677	241,643
	2015	2.425	2.443	308,322
	2014	2.313	2.425	373,622
	2013	1.632	2.313	515,590
	2012	1.432	1.632	540,183
	2011	1.436	1.432	679,583
	2010	1.084	1.436	743,130
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	29.810	33.498	37,792
	2018	31.560	29.810	43,097
	2017	29.726	31.560	50,259
	2016	28.691	29.726	63,873
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.076	1.076	—
	2011	1.292	1.076	—
	2010	1.171	1.292	102,708
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.937	1.875	—
	2013	1.468	1.937	614,831
	2012	1.292	1.468	803,130
	2011	1.380	1.292	803,859
	2010	1.206	1.380	636,511
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.609	1.726	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.411	1.586	—
	2010	1.333	1.411	172,109
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.987	1.966	—
	2013	1.661	1.987	201,317
	2012	1.430	1.661	264,629
	2011	1.705	1.430	270,021
	2010	1.531	1.705	278,448
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.128	1.167	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.214	1.266	107,402
	2018	1.233	1.214	103,071
	2017	1.238	1.233	111,812
	2016	1.249	1.238	303,633
	2015	1.275	1.249	273,637
	2014	1.236	1.275	292,260
	2013	1.299	1.236	408,944
	2012	1.290	1.299	474,546
	2011	1.224	1.290	426,531
	2010	1.172	1.224	415,383
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.825	3.360	92,394
	2018	3.434	2.825	96,090
	2017	3.172	3.434	117,217
	2016	2.770	3.172	150,525
	2015	2.881	2.770	190,772
	2014	2.788	2.881	273,298
	2013	2.106	2.788	439,475
	2012	1.889	2.106	501,466
	2011	2.051	1.889	563,578
	2010	1.701	2.051	634,512

Scudder Advocate Reward — Separate Account Charges 1.75%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.544	2.964	—
	2018	2.909	2.544	—
	2017	2.677	2.909	—
	2016	2.463	2.677	—
	2015	2.562	2.463	—
	2014	2.162	2.562	—
	2013	1.987	2.162	—
	2012	1.952	1.987	—
	2011	1.705	1.952	—
	2010	1.633	1.705	—
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.910	5.118	—
	2018	3.994	3.910	—
	2017	3.109	3.994	—
	2016	3.157	3.109	—
	2015	3.033	3.157	—
	2014	2.721	3.033	—
	2013	2.054	2.721	—
	2012	1.773	2.054	—
	2011	1.816	1.773	—
	2010	1.627	1.816	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.209	2.908	—
	2018	2.357	2.209	—
	2017	2.085	2.357	—
	2016	1.928	2.085	—
	2015	2.031	1.928	—
	2014	1.827	2.031	—
	2013	1.387	1.827	—
	2012	1.264	1.387	—
	2011	1.278	1.264	—
	2010	1.136	1.278	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.124	2.397	604
	2018	2.226	2.124	612
	2017	2.102	2.226	1,318
	2016	1.877	2.102	1,327
	2015	1.990	1.877	5,344
	2014	1.961	1.990	5,357
	2013	1.825	1.961	6,872
	2012	1.594	1.825	6,767
	2011	1.585	1.594	42,847
	2010	1.393	1.585	55,333
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.488	2.958	—
	2018	2.942	2.488	—
	2017	2.328	2.942	—
	2016	2.118	2.328	—
	2015	2.497	2.118	—
	2014	2.710	2.497	—
	2013	2.897	2.710	1,229
	2012	2.475	2.897	1,230
	2011	3.088	2.475	1,231
	2010	2.534	3.088	1,232
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.499	1.499	—
	2013	1.277	1.499	—
	2012	1.141	1.277	—
	2011	1.181	1.141	—
	2010	1.058	1.181	—
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.615	1.607	—
	2013	1.306	1.615	472,144
	2012	1.148	1.306	472,171
	2011	1.216	1.148	472,203
	2010	1.071	1.216	482,828
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.479	1.484	—
	2013	1.318	1.479	10,882
	2012	1.193	1.318	10,911
	2011	1.216	1.193	10,942
	2010	1.101	1.216	10,976

Scudder Advocate Reward — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.340	3.025	—
	2018	2.742	2.340	—
	2017	2.040	2.742	—
	2016	2.072	2.040	—
	2015	2.028	2.072	—
	2014	2.021	2.028	—
	2013	1.618	2.021	2,123
	2012	1.359	1.618	2,126
	2011	1.510	1.359	2,128
	2010	1.398	1.510	2,130
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.993	2.513	—
	2018	2.358	1.993	—
	2017	1.872	2.358	—
	2016	1.922	1.872	—
	2015	1.992	1.922	—
	2014	2.178	1.992	—
	2013	1.859	2.178	2,733
	2012	1.621	1.859	2,766
	2011	1.847	1.621	34,707
	2010	1.687	1.847	36,846
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.062	1.150	—
	2012	1.026	1.062	24,430
	2011	1.103	1.026	71,521
	2010	0.913	1.103	53,698
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.591	1.629	—
	2015	1.643	1.591	70,709
	2014	1.601	1.643	75,307
	2013	1.607	1.601	105,243
	2012	1.467	1.607	103,366
	2011	1.443	1.467	106,753
	2010	1.311	1.443	178,038
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.364	1.425	—
	2012	1.235	1.364	—
	2011	1.396	1.235	—
	2010	1.186	1.396	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.632	2.030	—
	2018	1.829	1.632	—
	2017	1.591	1.829	—
	2016	1.397	1.591	—
	2015	1.474	1.397	—
	2014	1.325	1.474	—
	2013	1.008	1.325	—
	2012	0.869	1.008	—
	2011	0.921	0.869	—
	2010	0.801	0.921	—
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.336	4.297	—
	2018	3.472	3.336	—
	2017	2.832	3.472	—
	2016	2.713	2.832	—
	2015	2.589	2.713	—
	2014	2.336	2.589	—
	2013	1.740	2.336	—
	2012	1.558	1.740	—
	2011	1.612	1.558	—
	2010	1.285	1.612	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.602	1.727	—
	2012	1.538	1.602	—
	2011	1.691	1.538	—
	2010	1.354	1.691	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.226	1.320	—

Scudder Advocate Reward — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.256	1.226	—
	2017	1.230	1.256	—
	2016	1.217	1.230	—
	2015	1.235	1.217	—
	2014	1.176	1.235	—
	2013	1.209	1.176	—
	2012	1.147	1.209	—
	2011	1.098	1.147	—
	2010	1.034	1.098	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.609	1.611	—
	2018	1.613	1.609	—
	2017	1.631	1.613	—
	2016	1.658	1.631	—
	2015	1.687	1.658	—
	2014	1.717	1.687	—
	2013	1.747	1.717	—
	2012	1.778	1.747	—
	2011	1.809	1.778	—
	2010	1.841	1.809	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.401	1.592	35,979
	2018	1.492	1.401	35,665
	2017	1.372	1.492	35,725
	2016	1.316	1.372	34,611
	2015	1.354	1.316	34,666
	2014	1.320	1.354	12,204
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.435	1.684	183,086
	2018	1.556	1.435	182,987
	2017	1.380	1.556	183,053
	2016	1.311	1.380	187,692
	2015	1.352	1.311	187,781
	2014	1.308	1.352	166,280
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.447	1.759	818,565
	2018	1.602	1.447	818,998
	2017	1.368	1.602	818,892
	2016	1.288	1.368	820,436
	2015	1.333	1.288	830,818
	2014	1.283	1.333	789,381
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.904	2.296	—
	2018	2.018	1.904	—
	2017	1.788	2.018	—
	2016	1.705	1.788	—
	2015	1.696	1.705	—
	2014	1.565	1.696	—
	2013	1.324	1.565	—
	2012	1.202	1.324	—
	2011	1.181	1.202	—
	2010	1.099	1.181	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.358	3.028	8,848
	2018	2.409	2.358	8,858
	2017	2.063	2.409	8,972
	2016	1.961	2.063	8,991
	2015	1.954	1.961	—
	2014	1.802	1.954	—
	2013	1.375	1.802	3,333
	2012	1.243	1.375	3,702
	2011	1.321	1.243	3,799
	2010	1.203	1.321	3,758
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.379	1.517	—
	2012	1.216	1.379	2,270
	2011	1.322	1.216	2,272
	2010	1.177	1.322	2,275
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.663	3.477	—
	2018	2.881	2.663	—
	2017	2.346	2.881	—
	2016	2.271	2.346	—
	2015	2.252	2.271	—
	2014	2.067	2.252	—
	2013	1.738	2.067	—

Scudder Advocate Reward — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.925	2.507	5,013
	2018	1.957	1.925	5,273
	2017	1.454	1.957	5,571
	2016	1.482	1.454	5,849
	2015	1.364	1.482	6,156
	2014	1.210	1.364	6,471
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.984	2.550	—
	2018	2.122	1.984	—
	2017	1.781	2.122	—
	2016	1.627	1.781	—
	2015	1.641	1.627	—
	2014	1.477	1.641	—
	2013	1.141	1.477	—
	2012	1.006	1.141	—
	2011	1.007	1.006	—
	2010	0.895	1.007	—
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.972	1.972	—
	2018	2.047	1.972	—
	2017	1.941	2.047	—
	2016	1.672	1.941	—
	2015	1.814	1.672	—
	2014	1.683	1.814	—
	2013	1.300	1.683	6,751
	2012	1.161	1.300	7,139
	2011	1.158	1.161	64,610
	2010	1.081	1.158	64,804
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.527	1.802	—
	2018	1.650	1.527	—
	2017	1.497	1.650	—
	2016	1.399	1.497	—
	2015	1.429	1.399	—
	2014	1.342	1.429	—
	2013	1.150	1.342	14,470
	2012	1.052	1.150	14,363
	2011	1.048	1.052	14,681
	2010	0.971	1.048	14,956
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.568	3.280	—
	2018	2.910	2.568	—
	2017	2.514	2.910	—
	2016	2.240	2.514	—
	2015	2.286	2.240	—
	2014	2.103	2.286	—
	2013	1.578	2.103	—
	2012	1.380	1.578	—
	2011	1.393	1.380	—
	2010	1.274	1.393	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.682	2.139	1,315
	2018	1.841	1.682	1,400
	2017	1.622	1.841	1,497
	2016	1.394	1.622	1,588
	2015	1.413	1.394	16,983
	2014	1.443	1.413	18,093
	2013	1.158	1.443	28,615
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.190	1.622	—
	2012	1.020	1.190	6,296
	2011	1.052	1.020	6,818
	2010	0.917	1.052	6,918
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.679	3.441	—
	2018	2.756	2.679	—
	2017	2.098	2.756	—
	2016	2.101	2.098	—
	2015	1.933	2.101	—
	2014	1.806	1.933	—
	2013	1.432	1.806	5,023
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.933	3.829	44,474

Scudder Advocate Reward — Separate Account Charges 1.75% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.202	2.933	4,152
	2017	2.659	3.202	4,158
	2016	2.428	2.659	4,165
	2015	2.411	2.428	4,173
	2014	2.301	2.411	4,079
	2013	1.624	2.301	3,974
	2012	1.426	1.624	—
	2011	1.430	1.426	—
	2010	1.081	1.430	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	29.452	33.079	513
	2018	31.196	29.452	546
	2017	29.398	31.196	6,393
	2016	28.384	29.398	619
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.071	1.071	—
	2011	1.287	1.071	—
	2010	1.167	1.287	—
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.927	1.865	—
	2013	1.461	1.927	3,955
	2012	1.287	1.461	3,959
	2011	1.375	1.287	3,963
	2010	1.203	1.375	741
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.604	1.720	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.406	1.579	—
	2010	1.328	1.406	2,993
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.976	1.955	—
	2013	1.653	1.976	—
	2012	1.424	1.653	—
	2011	1.698	1.424	70,024
	2010	1.526	1.698	70,024
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.124	1.163	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.205	1.256	—
	2018	1.224	1.205	—
	2017	1.229	1.224	—
	2016	1.241	1.229	—
	2015	1.268	1.241	—
	2014	1.229	1.268	—
	2013	1.293	1.229	—
	2012	1.284	1.293	—
	2011	1.220	1.284	—
	2010	1.168	1.220	—
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.803	3.332	—
	2018	3.409	2.803	—
	2017	3.150	3.409	—
	2016	2.752	3.150	—
	2015	2.864	2.752	—
	2014	2.774	2.864	—
	2013	2.096	2.774	2,221
	2012	1.881	2.096	2,428
	2011	2.044	1.881	2,505
	2010	1.695	2.044	2,415

Scudder Advocate Reward — Separate Account Charges 1.80%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.524	2.940	8,934

Scudder Advocate Reward — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.888	2.524	8,934
	2017	2.659	2.888	8,934
	2016	2.448	2.659	8,934
	2015	2.547	2.448	9,984
	2014	2.151	2.547	11,175
	2013	1.977	2.151	11,449
	2012	1.943	1.977	11,363
	2011	1.699	1.943	11,387
	2010	1.627	1.699	15,091
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.880	5.076	9,182
	2018	3.965	3.880	9,338
	2017	3.088	3.965	9,803
	2016	3.137	3.088	10,006
	2015	3.016	3.137	9,422
	2014	2.707	3.016	9,939
	2013	2.044	2.707	10,031
	2012	1.766	2.044	10,282
	2011	1.809	1.766	11,871
	2010	1.621	1.809	11,651
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.191	2.884	—
	2018	2.340	2.191	—
	2017	2.071	2.340	—
	2016	1.915	2.071	—
	2015	2.019	1.915	—
	2014	1.817	2.019	—
	2013	1.381	1.817	—
	2012	1.259	1.381	—
	2011	1.273	1.259	—
	2010	1.132	1.273	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.108	2.377	19,803
	2018	2.210	2.108	19,197
	2017	2.088	2.210	21,118
	2016	1.865	2.088	23,871
	2015	1.979	1.865	23,713
	2014	1.950	1.979	31,854
	2013	1.816	1.950	44,207
	2012	1.587	1.816	39,746
	2011	1.579	1.587	45,534
	2010	1.388	1.579	47,079
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.469	2.933	9,143
	2018	2.920	2.469	9,720
	2017	2.312	2.920	7,851
	2016	2.105	2.312	12,782
	2015	2.482	2.105	15,406
	2014	2.695	2.482	14,150
	2013	2.883	2.695	12,469
	2012	2.465	2.883	10,915
	2011	3.076	2.465	8,703
	2010	2.526	3.076	10,489
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.492	1.492	—
	2013	1.272	1.492	1,505
	2012	1.137	1.272	1,505
	2011	1.177	1.137	1,506
	2010	1.055	1.177	1,507
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.608	1.599	—
	2013	1.300	1.608	38,485
	2012	1.144	1.300	61,216
	2011	1.212	1.144	60,529
	2010	1.068	1.212	65,720
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.472	1.477	—
	2013	1.312	1.472	37,295
	2012	1.189	1.312	35,860
	2011	1.212	1.189	36,618
	2010	1.098	1.212	36,350
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.128	2.750	391

Scudder Advocate Reward — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.495	2.128	391
	2017	1.858	2.495	391
	2016	1.887	1.858	391
	2015	1.849	1.887	391
	2014	1.843	1.849	391
	2013	1.476	1.843	391
	2012	1.240	1.476	391
	2011	1.379	1.240	392
	2010	1.277	1.379	9,482
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.812	2.283	13,082
	2018	2.145	1.812	13,211
	2017	1.704	2.145	11,897
	2016	1.750	1.704	23,300
	2015	1.814	1.750	27,230
	2014	1.985	1.814	31,793
	2013	1.695	1.985	29,439
	2012	1.479	1.695	30,590
	2011	1.686	1.479	27,589
	2010	1.541	1.686	30,720
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.058	1.145	—
	2012	1.023	1.058	27,493
	2011	1.100	1.023	34,193
	2010	0.911	1.100	76,744
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.581	1.618	—
	2015	1.634	1.581	46,345
	2014	1.593	1.634	53,764
	2013	1.599	1.593	131,292
	2012	1.461	1.599	245,287
	2011	1.438	1.461	391,601
	2010	1.307	1.438	286,931
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.358	1.418	—
	2012	1.229	1.358	7,094
	2011	1.391	1.229	3,228
	2010	1.182	1.391	3,334
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.622	2.016	12,945
	2018	1.818	1.622	13,717
	2017	1.583	1.818	22,817
	2016	1.390	1.583	25,342
	2015	1.468	1.390	57,454
	2014	1.319	1.468	60,006
	2013	1.004	1.319	69,904
	2012	0.867	1.004	140,291
	2011	0.919	0.867	182,403
	2010	0.800	0.919	190,937
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.310	4.262	—
	2018	3.446	3.310	—
	2017	2.813	3.446	—
	2016	2.696	2.813	—
	2015	2.574	2.696	—
	2014	2.324	2.574	—
	2013	1.732	2.324	—
	2012	1.551	1.732	—
	2011	1.606	1.551	4,452
	2010	1.281	1.606	4,460
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.595	1.718	—
	2012	1.531	1.595	—
	2011	1.685	1.531	—
	2010	1.349	1.685	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.217	1.309	—

Scudder Advocate Reward — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.247	1.217	—
	2017	1.222	1.247	—
	2016	1.210	1.222	—
	2015	1.227	1.210	—
	2014	1.170	1.227	—
	2013	1.203	1.170	—
	2012	1.142	1.203	—
	2011	1.094	1.142	—
	2010	1.031	1.094	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.597	1.598	29,081
	2018	1.601	1.597	26,576
	2017	1.620	1.601	25,421
	2016	1.647	1.620	29,472
	2015	1.677	1.647	31,983
	2014	1.708	1.677	30,277
	2013	1.739	1.708	27,155
	2012	1.770	1.739	22,332
	2011	1.802	1.770	17,110
	2010	1.835	1.802	15,934
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.392	1.581	350
	2018	1.483	1.392	407
	2017	1.365	1.483	393
	2016	1.310	1.365	402
	2015	1.348	1.310	43,177
	2014	1.315	1.348	43,078
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.426	1.673	613,778
	2018	1.547	1.426	713,455
	2017	1.373	1.547	752,709
	2016	1.305	1.373	777,085
	2015	1.346	1.305	948,883
	2014	1.303	1.346	1,378,230
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.438	1.747	45,832
	2018	1.593	1.438	46,534
	2017	1.361	1.593	264,990
	2016	1.281	1.361	335,902
	2015	1.327	1.281	408,491
	2014	1.277	1.327	539,067
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.889	2.277	46,433
	2018	2.004	1.889	46,388
	2017	1.776	2.004	45,158
	2016	1.694	1.776	42,442
	2015	1.686	1.694	44,081
	2014	1.557	1.686	45,106
	2013	1.318	1.557	44,352
	2012	1.197	1.318	41,332
	2011	1.177	1.197	40,661
	2010	1.096	1.177	39,440
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.340	3.003	889
	2018	2.391	2.340	4,427
	2017	2.049	2.391	4,741
	2016	1.949	2.049	8,928
	2015	1.943	1.949	711
	2014	1.792	1.943	711
	2013	1.368	1.792	711
	2012	1.237	1.368	711
	2011	1.316	1.237	712
	2010	1.199	1.316	712
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.373	1.510	—
	2012	1.211	1.373	6,863
	2011	1.317	1.211	7,039
	2010	1.173	1.317	7,277
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.643	3.448	—
	2018	2.860	2.643	—
	2017	2.331	2.860	—
	2016	2.256	2.331	—
	2015	2.239	2.256	—
	2014	2.056	2.239	—
	2013	1.730	2.056	—

Scudder Advocate Reward — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.913	2.490	50,684
	2018	1.946	1.913	81,335
	2017	1.446	1.946	91,170
	2016	1.475	1.446	169,499
	2015	1.358	1.475	184,942
	2014	1.205	1.358	241,017
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.971	2.532	5,572
	2018	2.109	1.971	5,696
	2017	1.771	2.109	6,139
	2016	1.619	1.771	23,788
	2015	1.633	1.619	25,133
	2014	1.470	1.633	26,414
	2013	1.137	1.470	30,541
	2012	1.003	1.137	31,894
	2011	1.005	1.003	33,271
	2010	0.893	1.005	34,826
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.958	1.958	—
	2018	2.033	1.958	—
	2017	1.928	2.033	46,380
	2016	1.662	1.928	79,216
	2015	1.804	1.662	81,050
	2014	1.674	1.804	78,289
	2013	1.294	1.674	77,945
	2012	1.156	1.294	80,029
	2011	1.153	1.156	58,586
	2010	1.078	1.153	61,879
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.517	1.789	391
	2018	1.640	1.517	16,036
	2017	1.489	1.640	16,467
	2016	1.392	1.489	52,915
	2015	1.423	1.392	53,583
	2014	1.337	1.423	50,739
	2013	1.147	1.337	50,710
	2012	1.049	1.147	73,043
	2011	1.045	1.049	62,873
	2010	0.969	1.045	58,227
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.548	3.253	34,439
	2018	2.889	2.548	34,917
	2017	2.497	2.889	632
	2016	2.226	2.497	632
	2015	2.273	2.226	4,089
	2014	2.092	2.273	5,785
	2013	1.570	2.092	6,171
	2012	1.374	1.570	632
	2011	1.387	1.374	632
	2010	1.270	1.387	632
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.671	2.124	1,623
	2018	1.829	1.671	1,644
	2017	1.613	1.829	7,924
	2016	1.387	1.613	11,467
	2015	1.407	1.387	12,832
	2014	1.436	1.407	23,238
	2013	1.153	1.436	26,088
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.186	1.616	—
	2012	1.017	1.186	3,654
	2011	1.050	1.017	3,775
	2010	0.916	1.050	3,899
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.658	3.412	2,480
	2018	2.736	2.658	2,501
	2017	2.084	2.736	2,622
	2016	2.088	2.084	9,155
	2015	1.922	2.088	9,041
	2014	1.796	1.922	9,834
	2013	1.425	1.796	10,027
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.910	3.797	928

Scudder Advocate Reward — Separate Account Charges 1.80% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.179	2.910	913
	2017	2.641	3.179	1,008
	2016	2.412	2.641	1,614
	2015	2.397	2.412	1,631
	2014	2.289	2.397	1,698
	2013	1.616	2.289	9,257
	2012	1.420	1.616	9,372
	2011	1.425	1.420	9,462
	2010	1.077	1.425	9,593
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	29.098	32.665	910
	2018	30.837	29.098	913
	2017	29.074	30.837	917
	2016	28.080	29.074	2,664
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.067	1.067	—
	2011	1.282	1.067	—
	2010	1.163	1.282	—
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.917	1.855	—
	2013	1.455	1.917	87,664
	2012	1.281	1.455	89,488
	2011	1.369	1.281	64,604
	2010	1.199	1.369	61,286
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.599	1.714	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.400	1.573	—
	2010	1.324	1.400	1,752
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.966	1.945	—
	2013	1.646	1.966	—
	2012	1.418	1.646	—
	2011	1.692	1.418	—
	2010	1.521	1.692	—
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.121	1.159	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.196	1.245	—
	2018	1.215	1.196	—
	2017	1.221	1.215	—
	2016	1.234	1.221	—
	2015	1.261	1.234	—
	2014	1.223	1.261	—
	2013	1.287	1.223	—
	2012	1.279	1.287	—
	2011	1.215	1.279	—
	2010	1.164	1.215	—
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.781	3.305	—
	2018	3.385	2.781	—
	2017	3.129	3.385	—
	2016	2.735	3.129	—
	2015	2.848	2.735	—
	2014	2.759	2.848	1,109
	2013	2.086	2.759	1,266
	2012	1.873	2.086	1,268
	2011	2.036	1.873	1,272
	2010	1.690	2.036	4,583

Scudder Advocate Reward — Separate Account Charges 1.90%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.485	2.891	938

Scudder Advocate Reward — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.846	2.485	20,598
	2017	2.623	2.846	25,987
	2016	2.417	2.623	29,136
	2015	2.518	2.417	2,231
	2014	2.128	2.518	2,232
	2013	1.958	2.128	9,712
	2012	1.927	1.958	9,260
	2011	1.686	1.927	42,094
	2010	1.617	1.686	15,666
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.820	4.992	8,604
	2018	3.908	3.820	9,005
	2017	3.046	3.908	18,497
	2016	3.098	3.046	24,444
	2015	2.981	3.098	24,555
	2014	2.678	2.981	23,008
	2013	2.025	2.678	39,615
	2012	1.751	2.025	42,122
	2011	1.796	1.751	43,772
	2010	1.611	1.796	42,849
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.158	2.837	8,262
	2018	2.306	2.158	8,262
	2017	2.043	2.306	8,262
	2016	1.892	2.043	8,262
	2015	1.996	1.892	8,262
	2014	1.798	1.996	8,262
	2013	1.368	1.798	8,262
	2012	1.248	1.368	8,262
	2011	1.264	1.248	56,279
	2010	1.124	1.264	8,262
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.075	2.338	168,269
	2018	2.178	2.075	179,589
	2017	2.059	2.178	205,693
	2016	1.842	2.059	217,832
	2015	1.956	1.842	301,447
	2014	1.930	1.956	299,532
	2013	1.799	1.930	441,221
	2012	1.573	1.799	651,101
	2011	1.567	1.573	682,473
	2010	1.379	1.567	1,050,209
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.431	2.885	23,600
	2018	2.878	2.431	24,754
	2017	2.281	2.878	26,314
	2016	2.079	2.281	28,346
	2015	2.454	2.079	35,455
	2014	2.667	2.454	35,525
	2013	2.855	2.667	56,357
	2012	2.444	2.855	52,885
	2011	3.053	2.444	50,531
	2010	2.509	3.053	56,423
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.478	1.477	—
	2013	1.261	1.478	623,954
	2012	1.128	1.261	713,295
	2011	1.170	1.128	713,295
	2010	1.050	1.170	723,967
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.593	1.584	—
	2013	1.289	1.593	695,595
	2012	1.136	1.289	1,399,007
	2011	1.204	1.136	1,504,088
	2010	1.063	1.204	1,504,219
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.459	1.463	—
	2013	1.301	1.459	271,104
	2012	1.180	1.301	420,445
	2011	1.204	1.180	428,117
	2010	1.092	1.204	438,565
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.286	2.950	19,803

Scudder Advocate Reward — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.682	2.286	20,978
	2017	1.999	2.682	20,596
	2016	2.033	1.999	22,777
	2015	1.993	2.033	32,123
	2014	1.989	1.993	31,849
	2013	1.595	1.989	29,452
	2012	1.341	1.595	47,266
	2011	1.493	1.341	47,672
	2010	1.384	1.493	52,565
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.947	2.451	46,846
	2018	2.307	1.947	57,239
	2017	1.835	2.307	59,195
	2016	1.886	1.835	76,002
	2015	1.957	1.886	141,165
	2014	2.144	1.957	148,167
	2013	1.832	2.144	222,708
	2012	1.600	1.832	241,788
	2011	1.826	1.600	282,332
	2010	1.671	1.826	283,229
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.050	1.136	—
	2012	1.016	1.050	401,086
	2011	1.093	1.016	442,557
	2010	0.907	1.093	705,602
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.562	1.598	—
	2015	1.615	1.562	727,463
	2014	1.576	1.615	757,168
	2013	1.584	1.576	984,336
	2012	1.449	1.584	1,047,284
	2011	1.427	1.449	1,145,450
	2010	1.298	1.427	1,149,453
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.345	1.404	—
	2012	1.219	1.345	65,426
	2011	1.380	1.219	112,522
	2010	1.174	1.380	68,065
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.602	1.988	263,442
	2018	1.797	1.602	270,061
	2017	1.566	1.797	276,204
	2016	1.377	1.566	300,596
	2015	1.455	1.377	382,901
	2014	1.309	1.455	348,699
	2013	0.997	1.309	419,690
	2012	0.862	0.997	437,276
	2011	0.915	0.862	521,650
	2010	0.797	0.915	543,344
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.259	4.192	5,670
	2018	3.397	3.259	5,356
	2017	2.775	3.397	13,906
	2016	2.663	2.775	18,980
	2015	2.544	2.663	19,835
	2014	2.299	2.544	20,642
	2013	1.716	2.299	32,611
	2012	1.538	1.716	50,976
	2011	1.594	1.538	82,200
	2010	1.272	1.594	42,063
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.579	1.702	—
	2012	1.518	1.579	67,174
	2011	1.672	1.518	66,103
	2010	1.340	1.672	71,039
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.198	1.288	88,248

Scudder Advocate Reward — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.229	1.198	98,121
	2017	1.206	1.229	106,921
	2016	1.195	1.206	120,669
	2015	1.213	1.195	395,847
	2014	1.158	1.213	408,802
	2013	1.192	1.158	478,915
	2012	1.133	1.192	501,333
	2011	1.086	1.133	626,069
	2010	1.024	1.086	533,887
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.572	1.571	28,323
	2018	1.578	1.572	26,742
	2017	1.598	1.578	26,933
	2016	1.627	1.598	33,743
	2015	1.658	1.627	85,912
	2014	1.690	1.658	96,708
	2013	1.722	1.690	116,776
	2012	1.755	1.722	83,061
	2011	1.789	1.755	130,445
	2010	1.823	1.789	81,244
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.375	1.559	242,744
	2018	1.466	1.375	111,093
	2017	1.350	1.466	111,126
	2016	1.297	1.350	121,990
	2015	1.336	1.297	178,771
	2014	1.304	1.336	309,169
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.408	1.650	1,538,060
	2018	1.529	1.408	1,752,644
	2017	1.358	1.529	1,850,023
	2016	1.292	1.358	1,920,119
	2015	1.334	1.292	2,010,427
	2014	1.292	1.334	2,022,934
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.419	1.723	1,218,253
	2018	1.574	1.419	1,282,113
	2017	1.347	1.574	1,615,094
	2016	1.269	1.347	1,636,714
	2015	1.316	1.269	1,646,410
	2014	1.267	1.316	1,963,365
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.860	2.239	2,321
	2018	1.975	1.860	13,773
	2017	1.752	1.975	17,002
	2016	1.673	1.752	18,775
	2015	1.667	1.673	20,244
	2014	1.541	1.667	20,443
	2013	1.305	1.541	26,264
	2012	1.187	1.305	25,940
	2011	1.168	1.187	45,279
	2010	1.089	1.168	45,833
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.304	2.953	310,739
	2018	2.357	2.304	354,999
	2017	2.022	2.357	433,862
	2016	1.925	2.022	505,392
	2015	1.920	1.925	246,415
	2014	1.774	1.920	292,408
	2013	1.355	1.774	305,785
	2012	1.227	1.355	398,164
	2011	1.306	1.227	493,142
	2010	1.192	1.306	618,059
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.360	1.495	—
	2012	1.200	1.360	62,788
	2011	1.307	1.200	95,724
	2010	1.165	1.307	99,851
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.602	3.391	34,179
	2018	2.819	2.602	33,736
	2017	2.299	2.819	35,903
	2016	2.228	2.299	40,188
	2015	2.213	2.228	54,243
	2014	2.035	2.213	54,241
	2013	1.712	2.035	64,660

Scudder Advocate Reward — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.889	2.456	228,842
	2018	1.923	1.889	277,478
	2017	1.431	1.923	288,238
	2016	1.460	1.431	349,850
	2015	1.346	1.460	448,568
	2014	1.196	1.346	497,784
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.945	2.496	91,054
	2018	2.083	1.945	91,292
	2017	1.751	2.083	91,540
	2016	1.602	1.751	98,946
	2015	1.618	1.602	72,026
	2014	1.458	1.618	72,057
	2013	1.129	1.458	81,021
	2012	0.997	1.129	131,415
	2011	0.999	0.997	188,966
	2010	0.890	0.999	225,288
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.929	1.929	—
	2018	2.003	1.929	—
	2017	1.902	2.003	162,284
	2016	1.641	1.902	144,896
	2015	1.783	1.641	210,651
	2014	1.656	1.783	231,935
	2013	1.281	1.656	295,106
	2012	1.146	1.281	365,840
	2011	1.144	1.146	462,078
	2010	1.071	1.144	485,382
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.498	1.765	170,789
	2018	1.621	1.498	178,251
	2017	1.473	1.621	188,173
	2016	1.378	1.473	80,437
	2015	1.410	1.378	89,272
	2014	1.327	1.410	98,130
	2013	1.139	1.327	188,482
	2012	1.043	1.139	210,762
	2011	1.041	1.043	283,598
	2010	0.966	1.041	395,524
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.508	3.200	94,523
	2018	2.847	2.508	112,306
	2017	2.463	2.847	53,732
	2016	2.198	2.463	69,917
	2015	2.247	2.198	102,200
	2014	2.070	2.247	117,149
	2013	1.555	2.070	159,901
	2012	1.362	1.555	154,572
	2011	1.377	1.362	195,039
	2010	1.261	1.377	195,309
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.648	2.093	98,271
	2018	1.806	1.648	102,293
	2017	1.594	1.806	156,768
	2016	1.372	1.594	167,525
	2015	1.393	1.372	204,691
	2014	1.424	1.393	217,273
	2013	1.144	1.424	369,840
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.178	1.604	42,203
	2012	1.012	1.178	267,091
	2011	1.045	1.012	236,797
	2010	0.912	1.045	409,259
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.617	3.356	749,207
	2018	2.696	2.617	763,681
	2017	2.056	2.696	849,707
	2016	2.062	2.056	860,228
	2015	1.900	2.062	900,974
	2014	1.777	1.900	187,029
	2013	1.411	1.777	250,188
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.865	3.735	17,925

Scudder Advocate Reward — Separate Account Charges 1.90% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.133	2.865	20,707
	2017	2.606	3.133	21,481
	2016	2.382	2.606	22,208
	2015	2.370	2.382	35,432
	2014	2.265	2.370	50,957
	2013	1.601	2.265	60,388
	2012	1.408	1.601	63,621
	2011	1.414	1.408	67,943
	2010	1.070	1.414	117,116
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	28.403	31.853	36,050
	2018	30.131	28.403	38,325
	2017	28.436	30.131	39,066
	2016	27.483	28.436	38,986
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.058	1.058	—
	2011	1.273	1.058	—
	2010	1.156	1.273	19,497
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.897	1.835	—
	2013	1.441	1.897	263,382
	2012	1.270	1.441	317,143
	2011	1.359	1.270	361,167
	2010	1.191	1.359	302,632
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.588	1.702	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.390	1.561	—
	2010	1.315	1.390	102,334
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.945	1.924	—
	2013	1.630	1.945	6,020
	2012	1.406	1.630	6,152
	2011	1.679	1.406	6,117
	2010	1.511	1.679	7,942
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.113	1.151	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.177	1.225	18,177
	2018	1.198	1.177	29,659
	2017	1.205	1.198	30,111
	2016	1.218	1.205	29,934
	2015	1.246	1.218	40,640
	2014	1.210	1.246	44,903
	2013	1.275	1.210	47,409
	2012	1.268	1.275	72,439
	2011	1.206	1.268	206,989
	2010	1.157	1.206	127,009
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.738	3.251	58,289
	2018	3.336	2.738	58,998
	2017	3.087	3.336	57,719
	2016	2.701	3.087	54,137
	2015	2.815	2.701	82,660
	2014	2.730	2.815	102,553
	2013	2.066	2.730	133,705
	2012	1.857	2.066	202,400
	2011	2.021	1.857	212,755
	2010	1.679	2.021	247,220

Scudder Advocate Reward — Separate Account Charges 1.95%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.466	2.867	54,978

Scudder Advocate Reward — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.825	2.466	68,372
	2017	2.606	2.825	71,748
	2016	2.402	2.606	75,181
	2015	2.503	2.402	96,347
	2014	2.117	2.503	109,443
	2013	1.949	2.117	159,473
	2012	1.918	1.949	165,514
	2011	1.680	1.918	175,193
	2010	1.611	1.680	185,186
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.790	4.951	105,727
	2018	3.880	3.790	116,190
	2017	3.026	3.880	128,542
	2016	3.079	3.026	114,616
	2015	2.964	3.079	136,499
	2014	2.664	2.964	179,297
	2013	2.015	2.664	207,151
	2012	1.743	2.015	225,971
	2011	1.789	1.743	238,619
	2010	1.605	1.789	303,140
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.141	2.814	52,187
	2018	2.289	2.141	54,185
	2017	2.029	2.289	39,765
	2016	1.880	2.029	40,356
	2015	1.985	1.880	36,376
	2014	1.789	1.985	35,818
	2013	1.361	1.789	37,518
	2012	1.243	1.361	45,925
	2011	1.259	1.243	42,981
	2010	1.121	1.259	74,902
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.059	2.319	535,920
	2018	2.162	2.059	606,278
	2017	2.045	2.162	761,527
	2016	1.830	2.045	973,361
	2015	1.945	1.830	1,224,667
	2014	1.920	1.945	1,577,874
	2013	1.790	1.920	2,014,223
	2012	1.567	1.790	2,609,942
	2011	1.561	1.567	2,728,963
	2010	1.375	1.561	3,271,656
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.412	2.861	83,718
	2018	2.857	2.412	117,811
	2017	2.266	2.857	140,461
	2016	2.066	2.266	149,857
	2015	2.440	2.066	189,715
	2014	2.653	2.440	239,269
	2013	2.842	2.653	327,696
	2012	2.433	2.842	391,783
	2011	3.041	2.433	428,564
	2010	2.501	3.041	580,201
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.471	1.470	—
	2013	1.256	1.471	2,926,744
	2012	1.124	1.256	3,506,109
	2011	1.166	1.124	3,810,455
	2010	1.047	1.166	3,941,808
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.585	1.576	—
	2013	1.284	1.585	1,694,424
	2012	1.131	1.284	2,393,988
	2011	1.200	1.131	2,868,213
	2010	1.060	1.200	3,345,619
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.452	1.456	—
	2013	1.296	1.452	2,357,403
	2012	1.176	1.296	2,637,940
	2011	1.200	1.176	2,486,193
	2010	1.089	1.200	3,571,647
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.268	2.926	281,759

Scudder Advocate Reward — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.662	2.268	336,560
	2017	1.985	2.662	354,888
	2016	2.020	1.985	459,961
	2015	1.982	2.020	505,732
	2014	1.978	1.982	588,153
	2013	1.587	1.978	626,128
	2012	1.336	1.587	647,127
	2011	1.487	1.336	712,326
	2010	1.379	1.487	762,125
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.931	2.430	412,969
	2018	2.290	1.931	434,530
	2017	1.822	2.290	505,626
	2016	1.874	1.822	565,476
	2015	1.946	1.874	624,864
	2014	2.132	1.946	878,317
	2013	1.823	2.132	1,172,017
	2012	1.593	1.823	1,453,642
	2011	1.819	1.593	1,712,926
	2010	1.665	1.819	1,992,980
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.046	1.132	—
	2012	1.013	1.046	1,510,570
	2011	1.090	1.013	1,694,566
	2010	0.905	1.090	1,901,482
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.552	1.587	—
	2015	1.606	1.552	1,690,864
	2014	1.568	1.606	2,469,992
	2013	1.576	1.568	3,060,570
	2012	1.442	1.576	7,802,658
	2011	1.422	1.442	8,390,112
	2010	1.294	1.422	9,699,285
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.338	1.397	—
	2012	1.214	1.338	182,024
	2011	1.375	1.214	306,028
	2010	1.170	1.375	322,408
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.592	1.975	1,632,947
	2018	1.787	1.592	1,805,865
	2017	1.558	1.787	2,052,806
	2016	1.370	1.558	2,440,164
	2015	1.449	1.370	2,791,780
	2014	1.304	1.449	3,447,291
	2013	0.994	1.304	5,036,160
	2012	0.859	0.994	6,185,928
	2011	0.913	0.859	6,692,749
	2010	0.795	0.913	7,589,083
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.234	4.157	86,515
	2018	3.372	3.234	78,175
	2017	2.756	3.372	98,003
	2016	2.646	2.756	89,286
	2015	2.529	2.646	97,845
	2014	2.287	2.529	100,707
	2013	1.707	2.287	156,655
	2012	1.532	1.707	163,930
	2011	1.588	1.532	177,601
	2010	1.268	1.588	226,351
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.572	1.693	—
	2012	1.512	1.572	238,153
	2011	1.666	1.512	236,494
	2010	1.336	1.666	264,514
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.189	1.277	678,457

Scudder Advocate Reward — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.220	1.189	680,732
	2017	1.198	1.220	794,789
	2016	1.187	1.198	884,443
	2015	1.206	1.187	977,928
	2014	1.152	1.206	1,534,906
	2013	1.186	1.152	2,469,386
	2012	1.128	1.186	2,719,293
	2011	1.082	1.128	2,474,912
	2010	1.021	1.082	2,640,347
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.560	1.558	373,403
	2018	1.566	1.560	455,422
	2017	1.587	1.566	516,447
	2016	1.616	1.587	915,276
	2015	1.648	1.616	960,684
	2014	1.681	1.648	984,342
	2013	1.714	1.681	1,355,829
	2012	1.748	1.714	2,850,525
	2011	1.782	1.748	3,405,267
	2010	1.817	1.782	1,929,519
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.366	1.549	1,513,933
	2018	1.457	1.366	1,854,193
	2017	1.343	1.457	1,892,015
	2016	1.291	1.343	2,374,621
	2015	1.331	1.291	2,398,164
	2014	1.299	1.331	4,085,244
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.399	1.639	1,495,249
	2018	1.520	1.399	2,030,550
	2017	1.351	1.520	2,452,471
	2016	1.286	1.351	2,486,570
	2015	1.328	1.286	3,612,003
	2014	1.287	1.328	5,977,551
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.410	1.711	741,710
	2018	1.565	1.410	814,116
	2017	1.339	1.565	1,078,730
	2016	1.263	1.339	1,556,661
	2015	1.310	1.263	1,871,870
	2014	1.262	1.310	3,734,612
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.845	2.221	191,426
	2018	1.960	1.845	181,292
	2017	1.740	1.960	215,801
	2016	1.663	1.740	303,852
	2015	1.657	1.663	356,594
	2014	1.532	1.657	502,841
	2013	1.299	1.532	548,305
	2012	1.182	1.299	637,743
	2011	1.163	1.182	714,384
	2010	1.085	1.163	983,870
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.286	2.929	609,524
	2018	2.340	2.286	708,881
	2017	2.008	2.340	767,715
	2016	1.912	2.008	924,755
	2015	1.909	1.912	473,628
	2014	1.764	1.909	755,896
	2013	1.349	1.764	904,930
	2012	1.222	1.349	1,265,634
	2011	1.301	1.222	1,484,661
	2010	1.188	1.301	1,688,013
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.353	1.487	—
	2012	1.195	1.353	762,519
	2011	1.302	1.195	842,425
	2010	1.162	1.302	1,080,384
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.582	3.363	35,576
	2018	2.798	2.582	39,633
	2017	2.284	2.798	55,134
	2016	2.214	2.284	73,276
	2015	2.201	2.214	119,483
	2014	2.024	2.201	171,395
	2013	1.704	2.024	198,864

Scudder Advocate Reward — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.877	2.439	1,158,609
	2018	1.912	1.877	1,234,952
	2017	1.423	1.912	1,393,965
	2016	1.453	1.423	1,595,466
	2015	1.341	1.453	1,843,449
	2014	1.191	1.341	2,365,180
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.932	2.478	4,202,705
	2018	2.070	1.932	4,630,533
	2017	1.741	2.070	5,003,847
	2016	1.594	1.741	5,373,821
	2015	1.611	1.594	5,356,419
	2014	1.452	1.611	5,359,020
	2013	1.124	1.452	5,548,268
	2012	0.993	1.124	7,590,499
	2011	0.997	0.993	8,811,419
	2010	0.888	0.997	11,368,994
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.914	1.914	—
	2018	1.989	1.914	—
	2017	1.889	1.989	701,260
	2016	1.631	1.889	828,302
	2015	1.773	1.631	1,009,846
	2014	1.648	1.773	1,287,577
	2013	1.275	1.648	1,710,679
	2012	1.141	1.275	2,263,535
	2011	1.140	1.141	2,785,749
	2010	1.067	1.140	3,397,159
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.489	1.753	212,091
	2018	1.612	1.489	227,986
	2017	1.465	1.612	240,235
	2016	1.372	1.465	443,239
	2015	1.404	1.372	479,255
	2014	1.321	1.404	547,902
	2013	1.135	1.321	733,193
	2012	1.040	1.135	873,486
	2011	1.038	1.040	924,971
	2010	0.964	1.038	1,546,348
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.489	3.173	701,089
	2018	2.827	2.489	795,474
	2017	2.447	2.827	413,082
	2016	2.185	2.447	517,603
	2015	2.234	2.185	604,870
	2014	2.059	2.234	747,032
	2013	1.548	2.059	832,088
	2012	1.356	1.548	438,224
	2011	1.372	1.356	486,415
	2010	1.257	1.372	507,445
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.637	2.078	348,222
	2018	1.795	1.637	420,714
	2017	1.585	1.795	478,751
	2016	1.365	1.585	530,610
	2015	1.386	1.365	657,025
	2014	1.418	1.386	976,752
	2013	1.140	1.418	1,172,123
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.174	1.597	1,267,749
	2012	1.009	1.174	1,506,919
	2011	1.042	1.009	1,607,728
	2010	0.911	1.042	1,774,209
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.597	3.329	222,611
	2018	2.677	2.597	213,426
	2017	2.042	2.677	251,612
	2016	2.049	2.042	270,324
	2015	1.889	2.049	300,291
	2014	1.768	1.889	385,941
	2013	1.404	1.768	510,637
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.843	3.704	731,472

Scudder Advocate Reward — Separate Account Charges 1.95% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.110	2.843	834,834
	2017	2.588	3.110	965,386
	2016	2.367	2.588	1,095,432
	2015	2.356	2.367	1,279,537
	2014	2.253	2.356	1,536,770
	2013	1.593	2.253	1,907,478
	2012	1.402	1.593	2,549,722
	2011	1.409	1.402	3,177,786
	2010	1.067	1.409	3,709,066
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	28.062	31.454	54,597
	2018	29.783	28.062	62,651
	2017	28.123	29.783	71,608
	2016	27.189	28.123	87,408
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.054	1.054	—
	2011	1.268	1.054	—
	2010	1.152	1.268	92,221
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.887	1.825	—
	2013	1.434	1.887	1,387,302
	2012	1.265	1.434	1,756,102
	2011	1.354	1.265	1,995,947
	2010	1.187	1.354	1,847,925
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.583	1.696	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.384	1.555	—
	2010	1.311	1.384	477,607
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.935	1.913	—
	2013	1.622	1.935	205,818
	2012	1.400	1.622	258,448
	2011	1.673	1.400	476,388
	2010	1.506	1.673	675,876
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.110	1.147	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.168	1.215	227,076
	2018	1.189	1.168	262,536
	2017	1.197	1.189	316,972
	2016	1.211	1.197	359,190
	2015	1.239	1.211	420,484
	2014	1.204	1.239	574,167
	2013	1.269	1.204	668,834
	2012	1.263	1.269	1,003,809
	2011	1.201	1.263	1,028,108
	2010	1.153	1.201	1,192,613
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.717	3.224	156,183
	2018	3.311	2.717	174,906
	2017	3.066	3.311	189,084
	2016	2.684	3.066	270,275
	2015	2.799	2.684	292,924
	2014	2.716	2.799	425,181
	2013	2.056	2.716	484,485
	2012	1.849	2.056	706,574
	2011	2.013	1.849	825,410
	2010	1.673	2.013	976,117

Scudder Advocate Reward — Separate Account Charges 2.00%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.447	2.844	—

Scudder Advocate Reward — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.805	2.447	—
	2017	2.588	2.805	—
	2016	2.387	2.588	—
	2015	2.489	2.387	—
	2014	2.106	2.489	—
	2013	1.940	2.106	—
	2012	1.910	1.940	—
	2011	1.674	1.910	—
	2010	1.606	1.674	—
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.761	4.910	—
	2018	3.852	3.761	—
	2017	3.005	3.852	—
	2016	3.059	3.005	—
	2015	2.947	3.059	—
	2014	2.650	2.947	—
	2013	2.006	2.650	—
	2012	1.736	2.006	—
	2011	1.782	1.736	—
	2010	1.600	1.782	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.124	2.790	—
	2018	2.273	2.124	—
	2017	2.015	2.273	—
	2016	1.868	2.015	—
	2015	1.973	1.868	—
	2014	1.779	1.973	—
	2013	1.355	1.779	—
	2012	1.237	1.355	—
	2011	1.254	1.237	—
	2010	1.117	1.254	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.043	2.300	—
	2018	2.146	2.043	—
	2017	2.032	2.146	—
	2016	1.819	2.032	—
	2015	1.933	1.819	—
	2014	1.910	1.933	—
	2013	1.782	1.910	—
	2012	1.560	1.782	—
	2011	1.555	1.560	—
	2010	1.370	1.555	1,970
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.393	2.838	—
	2018	2.836	2.393	—
	2017	2.250	2.836	—
	2016	2.053	2.250	—
	2015	2.426	2.053	—
	2014	2.639	2.426	—
	2013	2.828	2.639	—
	2012	2.423	2.828	—
	2011	3.030	2.423	—
	2010	2.493	3.030	—
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.464	1.463	—
	2013	1.251	1.464	—
	2012	1.120	1.251	—
	2011	1.162	1.120	—
	2010	1.044	1.162	—
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.578	1.569	—
	2013	1.278	1.578	—
	2012	1.127	1.278	—
	2011	1.196	1.127	—
	2010	1.057	1.196	8,804
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.445	1.449	—
	2013	1.291	1.445	—
	2012	1.172	1.291	—
	2011	1.197	1.172	—
	2010	1.086	1.197	—
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.063	2.661	—

Scudder Advocate Reward — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.424	2.063	—
	2017	1.808	2.424	—
	2016	1.841	1.808	—
	2015	1.807	1.841	—
	2014	1.805	1.807	—
	2013	1.448	1.805	—
	2012	1.219	1.448	—
	2011	1.358	1.219	—
	2010	1.260	1.358	—
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.756	2.209	—
	2018	2.083	1.756	—
	2017	1.658	2.083	—
	2016	1.707	1.658	—
	2015	1.773	1.707	—
	2014	1.944	1.773	—
	2013	1.663	1.944	—
	2012	1.454	1.663	—
	2011	1.661	1.454	—
	2010	1.521	1.661	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.042	1.127	—
	2012	1.010	1.042	—
	2011	1.087	1.010	—
	2010	0.903	1.087	—
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.542	1.577	—
	2015	1.596	1.542	11,143
	2014	1.559	1.596	11,148
	2013	1.569	1.559	11,153
	2012	1.436	1.569	11,158
	2011	1.416	1.436	11,165
	2010	1.289	1.416	11,172
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.332	1.390	—
	2012	1.209	1.332	—
	2011	1.370	1.209	—
	2010	1.166	1.370	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.582	1.961	—
	2018	1.776	1.582	—
	2017	1.550	1.776	—
	2016	1.363	1.550	—
	2015	1.443	1.363	—
	2014	1.299	1.443	—
	2013	0.991	1.299	—
	2012	0.857	0.991	—
	2011	0.911	0.857	—
	2010	0.794	0.911	—
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.209	4.123	—
	2018	3.347	3.209	—
	2017	2.738	3.347	—
	2016	2.629	2.738	—
	2015	2.515	2.629	—
	2014	2.275	2.515	—
	2013	1.699	2.275	—
	2012	1.525	1.699	—
	2011	1.582	1.525	—
	2010	1.264	1.582	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.564	1.685	—
	2012	1.505	1.564	8,850
	2011	1.660	1.505	8,855
	2010	1.332	1.660	8,861
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.179	1.267	—

Scudder Advocate Reward — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.211	1.179	—
	2017	1.189	1.211	—
	2016	1.180	1.189	—
	2015	1.199	1.180	—
	2014	1.146	1.199	—
	2013	1.181	1.146	—
	2012	1.123	1.181	—
	2011	1.078	1.123	—
	2010	1.017	1.078	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.548	1.546	—
	2018	1.555	1.548	—
	2017	1.576	1.555	—
	2016	1.606	1.576	—
	2015	1.639	1.606	—
	2014	1.672	1.639	—
	2013	1.706	1.672	—
	2012	1.740	1.706	—
	2011	1.775	1.740	—
	2010	1.811	1.775	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.357	1.538	—
	2018	1.449	1.357	—
	2017	1.336	1.449	—
	2016	1.285	1.336	—
	2015	1.325	1.285	—
	2014	1.294	1.325	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.391	1.628	—
	2018	1.511	1.391	—
	2017	1.344	1.511	—
	2016	1.280	1.344	—
	2015	1.323	1.280	—
	2014	1.282	1.323	—
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.402	1.700	—
	2018	1.556	1.402	—
	2017	1.332	1.556	—
	2016	1.257	1.332	—
	2015	1.304	1.257	—
	2014	1.257	1.304	—
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.831	2.203	—
	2018	1.946	1.831	—
	2017	1.729	1.946	—
	2016	1.652	1.729	—
	2015	1.648	1.652	—
	2014	1.524	1.648	—
	2013	1.293	1.524	—
	2012	1.177	1.293	—
	2011	1.159	1.177	—
	2010	1.082	1.159	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.268	2.905	—
	2018	2.323	2.268	—
	2017	1.994	2.323	—
	2016	1.901	1.994	—
	2015	1.898	1.901	—
	2014	1.755	1.898	—
	2013	1.342	1.755	—
	2012	1.216	1.342	—
	2011	1.296	1.216	—
	2010	1.184	1.296	—
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.347	1.480	—
	2012	1.190	1.347	—
	2011	1.297	1.190	—
	2010	1.158	1.297	—
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.562	3.336	—
	2018	2.778	2.562	—
	2017	2.268	2.778	—
	2016	2.200	2.268	8,834
	2015	2.188	2.200	8,838
	2014	2.013	2.188	8,842
	2013	1.696	2.013	8,846

Scudder Advocate Reward — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.865	2.423	—
	2018	1.901	1.865	—
	2017	1.416	1.901	—
	2016	1.446	1.416	7,905
	2015	1.335	1.446	7,908
	2014	1.186	1.335	7,912
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.919	2.461	—
	2018	2.058	1.919	—
	2017	1.731	2.058	—
	2016	1.586	1.731	—
	2015	1.603	1.586	—
	2014	1.446	1.603	—
	2013	1.120	1.446	—
	2012	0.990	1.120	—
	2011	0.994	0.990	—
	2010	0.886	0.994	—
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.900	1.900	—
	2018	1.974	1.900	—
	2017	1.876	1.974	—
	2016	1.621	1.876	8,341
	2015	1.762	1.621	8,345
	2014	1.639	1.762	8,348
	2013	1.269	1.639	8,352
	2012	1.136	1.269	8,356
	2011	1.136	1.136	8,361
	2010	1.064	1.136	8,366
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.479	1.741	—
	2018	1.603	1.479	—
	2017	1.457	1.603	—
	2016	1.365	1.457	13,066
	2015	1.398	1.365	13,071
	2014	1.316	1.398	13,077
	2013	1.131	1.316	13,083
	2012	1.037	1.131	13,090
	2011	1.036	1.037	13,097
	2010	0.962	1.036	13,105
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.470	3.147	—
	2018	2.806	2.470	—
	2017	2.430	2.806	—
	2016	2.171	2.430	4,716
	2015	2.221	2.171	4,718
	2014	2.048	2.221	4,720
	2013	1.540	2.048	4,722
	2012	1.350	1.540	4,724
	2011	1.367	1.350	4,727
	2010	1.253	1.367	4,730
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.626	2.062	—
	2018	1.784	1.626	—
	2017	1.576	1.784	—
	2016	1.358	1.576	—
	2015	1.380	1.358	—
	2014	1.412	1.380	—
	2013	1.135	1.412	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.170	1.591	—
	2012	1.006	1.170	—
	2011	1.040	1.006	—
	2010	0.909	1.040	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.577	3.301	—
	2018	2.657	2.577	—
	2017	2.028	2.657	—
	2016	2.036	2.028	—
	2015	1.878	2.036	—
	2014	1.759	1.878	—
	2013	1.397	1.759	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.821	3.673	—

Scudder Advocate Reward — Separate Account Charges 2.00% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.088	2.821	—
	2017	2.571	3.088	—
	2016	2.352	2.571	—
	2015	2.342	2.352	—
	2014	2.241	2.342	—
	2013	1.586	2.241	—
	2012	1.396	1.586	—
	2011	1.404	1.396	—
	2010	1.063	1.404	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	27.724	31.061	—
	2018	29.440	27.724	—
	2017	27.812	29.440	—
	2016	26.898	27.812	652
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.049	1.049	—
	2011	1.263	1.049	—
	2010	1.148	1.263	—
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.877	1.815	—
	2013	1.427	1.877	5,214
	2012	1.259	1.427	5,217
	2011	1.349	1.259	5,220
	2010	1.183	1.349	—
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.578	1.690	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.379	1.549	—
	2010	1.307	1.379	4,845
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.925	1.903	—
	2013	1.614	1.925	—
	2012	1.394	1.614	—
	2011	1.667	1.394	—
	2010	1.501	1.667	—
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.106	1.143	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.159	1.205	—
	2018	1.180	1.159	—
	2017	1.188	1.180	—
	2016	1.203	1.188	—
	2015	1.232	1.203	—
	2014	1.197	1.232	—
	2013	1.263	1.197	—
	2012	1.257	1.263	—
	2011	1.197	1.257	—
	2010	1.149	1.197	—
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.696	3.197	—
	2018	3.287	2.696	—
	2017	3.045	3.287	—
	2016	2.667	3.045	—
	2015	2.783	2.667	—
	2014	2.701	2.783	—
	2013	2.046	2.701	—
	2012	1.841	2.046	—
	2011	2.005	1.841	—
	2010	1.668	2.005	—

Scudder Advocate Reward — Separate Account Charges 2.05%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.292	2.663	12,574

Scudder Advocate Reward — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.630	2.292	14,545
	2017	2.428	2.630	28,314
	2016	2.240	2.428	28,278
	2015	2.337	2.240	32,494
	2014	1.978	2.337	50,006
	2013	1.823	1.978	57,017
	2012	1.796	1.823	62,122
	2011	1.574	1.796	68,342
	2010	1.512	1.574	73,081
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.319	4.331	3,976
	2018	3.401	3.319	5,424
	2017	2.655	3.401	6,425
	2016	2.704	2.655	8,074
	2015	2.606	2.704	9,134
	2014	2.345	2.606	18,527
	2013	1.775	2.345	19,863
	2012	1.537	1.775	22,232
	2011	1.579	1.537	34,778
	2010	1.418	1.579	38,538
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.859	2.441	—
	2018	1.990	1.859	—
	2017	1.766	1.990	—
	2016	1.637	1.766	—
	2015	1.730	1.637	—
	2014	1.561	1.730	—
	2013	1.189	1.561	—
	2012	1.087	1.189	—
	2011	1.102	1.087	—
	2010	0.982	1.102	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.867	2.101	226,450
	2018	1.962	1.867	244,854
	2017	1.858	1.962	312,795
	2016	1.664	1.858	367,998
	2015	1.770	1.664	424,015
	2014	1.749	1.770	572,224
	2013	1.633	1.749	769,842
	2012	1.431	1.633	882,635
	2011	1.427	1.431	1,073,684
	2010	1.258	1.427	1,214,565
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.896	2.248	204,720
	2018	2.249	1.896	397,985
	2017	1.785	2.249	411,714
	2016	1.629	1.785	433,529
	2015	1.926	1.629	575,413
	2014	2.096	1.926	736,395
	2013	2.248	2.096	814,761
	2012	1.927	2.248	894,572
	2011	2.410	1.927	964,999
	2010	1.984	2.410	943,029
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.457	1.456	—
	2013	1.245	1.457	1,127,521
	2012	1.116	1.245	738,328
	2011	1.159	1.116	825,671
	2010	1.041	1.159	1,158,647
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.571	1.561	—
	2013	1.273	1.571	1,266,174
	2012	1.123	1.273	1,637,125
	2011	1.193	1.123	1,742,645
	2010	1.054	1.193	1,927,428
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.438	1.442	—
	2013	1.285	1.438	378,341
	2012	1.167	1.285	347,287
	2011	1.193	1.167	360,312
	2010	1.083	1.193	629,188
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	1.899	2.448	77,019

Scudder Advocate Reward — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.232	1.899	91,307
	2017	1.666	2.232	112,877
	2016	1.697	1.666	179,947
	2015	1.666	1.697	184,067
	2014	1.665	1.666	244,716
	2013	1.337	1.665	175,183
	2012	1.126	1.337	178,449
	2011	1.255	1.126	191,957
	2010	1.165	1.255	203,304
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.504	1.891	238,996
	2018	1.785	1.504	241,401
	2017	1.422	1.785	238,918
	2016	1.464	1.422	294,151
	2015	1.521	1.464	523,138
	2014	1.669	1.521	564,463
	2013	1.428	1.669	577,341
	2012	1.249	1.428	644,823
	2011	1.428	1.249	742,717
	2010	1.308	1.428	806,057
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.038	1.123	—
	2012	1.006	1.038	305,079
	2011	1.084	1.006	411,374
	2010	0.901	1.084	344,056
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.617	1.654	—
	2015	1.675	1.617	1,526,204
	2014	1.637	1.675	1,682,222
	2013	1.648	1.637	1,805,319
	2012	1.509	1.648	2,036,889
	2011	1.489	1.509	2,093,865
	2010	1.356	1.489	2,287,368
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.140	1.190	—
	2012	1.035	1.140	26,199
	2011	1.173	1.035	37,038
	2010	0.999	1.173	35,956
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.572	1.948	825,303
	2018	1.766	1.572	893,817
	2017	1.541	1.766	933,933
	2016	1.357	1.541	1,109,977
	2015	1.436	1.357	1,370,807
	2014	1.294	1.436	2,002,123
	2013	0.988	1.294	3,673,400
	2012	0.855	0.988	3,990,959
	2011	0.909	0.855	4,560,706
	2010	0.793	0.909	5,475,523
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.874	3.690	13,724
	2018	2.999	2.874	13,732
	2017	2.454	2.999	13,939
	2016	2.358	2.454	14,428
	2015	2.257	2.358	2,207
	2014	2.042	2.257	—
	2013	1.526	2.042	—
	2012	1.371	1.526	10,335
	2011	1.422	1.371	24,967
	2010	1.137	1.422	32,540
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.313	1.414	—
	2012	1.264	1.313	75,995
	2011	1.394	1.264	74,073
	2010	1.119	1.394	78,094
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.212	1.301	53,661

Scudder Advocate Reward — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.245	1.212	65,118
	2017	1.224	1.245	70,115
	2016	1.214	1.224	129,389
	2015	1.235	1.214	174,846
	2014	1.180	1.235	198,383
	2013	1.217	1.180	225,308
	2012	1.158	1.217	832,520
	2011	1.112	1.158	835,566
	2010	1.050	1.112	373,881
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.323	1.320	40,853
	2018	1.330	1.323	22,150
	2017	1.348	1.330	22,442
	2016	1.375	1.348	25,005
	2015	1.403	1.375	147,075
	2014	1.432	1.403	170,333
	2013	1.462	1.432	173,851
	2012	1.493	1.462	221,689
	2011	1.523	1.493	214,935
	2010	1.555	1.523	199,993
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.349	1.528	1,022,200
	2018	1.440	1.349	901,179
	2017	1.329	1.440	918,682
	2016	1.278	1.329	1,023,306
	2015	1.319	1.278	1,087,847
	2014	1.289	1.319	1,989,660
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.382	1.617	3,471,902
	2018	1.503	1.382	3,592,787
	2017	1.337	1.503	4,676,638
	2016	1.274	1.337	5,194,049
	2015	1.317	1.274	6,827,759
	2014	1.277	1.317	10,719,815
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.393	1.688	1,309,127
	2018	1.547	1.393	1,516,983
	2017	1.325	1.547	2,053,268
	2016	1.251	1.325	2,681,243
	2015	1.299	1.251	3,529,432
	2014	1.252	1.299	4,585,211
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.711	2.057	95,423
	2018	1.819	1.711	97,833
	2017	1.617	1.819	96,867
	2016	1.546	1.617	101,333
	2015	1.543	1.546	101,563
	2014	1.428	1.543	102,889
	2013	1.212	1.428	140,302
	2012	1.103	1.212	129,820
	2011	1.087	1.103	127,680
	2010	1.015	1.087	137,410
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.910	2.445	243,424
	2018	1.957	1.910	302,542
	2017	1.681	1.957	349,256
	2016	1.603	1.681	436,133
	2015	1.602	1.603	11,492
	2014	1.482	1.602	24,486
	2013	1.134	1.482	34,909
	2012	1.028	1.134	61,460
	2011	1.096	1.028	93,254
	2010	1.001	1.096	215,517
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.123	1.233	—
	2012	0.993	1.123	72,012
	2011	1.082	0.993	104,905
	2010	0.967	1.082	112,887
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.143	2.789	3,187
	2018	2.325	2.143	6,600
	2017	1.900	2.325	31,220
	2016	1.844	1.900	35,930
	2015	1.834	1.844	43,180
	2014	1.689	1.834	69,450
	2013	1.423	1.689	72,692

Scudder Advocate Reward — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.854	2.406	183,015
	2018	1.890	1.854	208,076
	2017	1.408	1.890	239,727
	2016	1.439	1.408	349,828
	2015	1.329	1.439	472,161
	2014	1.181	1.329	571,728
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.907	2.443	223,373
	2018	2.045	1.907	256,835
	2017	1.722	2.045	264,600
	2016	1.578	1.722	277,442
	2015	1.596	1.578	314,545
	2014	1.440	1.596	944,536
	2013	1.116	1.440	1,224,084
	2012	0.987	1.116	1,415,781
	2011	0.991	0.987	1,594,495
	2010	0.884	0.991	2,213,548
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.639	1.639	—
	2018	1.703	1.639	—
	2017	1.619	1.703	71,198
	2016	1.400	1.619	100,473
	2015	1.523	1.400	164,175
	2014	1.417	1.523	205,776
	2013	1.098	1.417	686,834
	2012	0.983	1.098	692,250
	2011	0.983	0.983	735,373
	2010	0.922	0.983	878,941
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.470	1.729	171,371
	2018	1.593	1.470	173,222
	2017	1.450	1.593	174,355
	2016	1.358	1.450	295,000
	2015	1.392	1.358	448,124
	2014	1.311	1.392	452,526
	2013	1.128	1.311	480,571
	2012	1.034	1.128	318,644
	2011	1.033	1.034	274,228
	2010	0.961	1.033	224,192
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.104	2.680	70,807
	2018	2.392	2.104	90,118
	2017	2.073	2.392	43,792
	2016	1.853	2.073	49,986
	2015	1.896	1.853	95,382
	2014	1.749	1.896	104,759
	2013	1.316	1.749	122,357
	2012	1.155	1.316	73,435
	2011	1.169	1.155	77,845
	2010	1.073	1.169	77,756
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.615	2.047	123,087
	2018	1.772	1.615	134,055
	2017	1.566	1.772	133,552
	2016	1.350	1.566	109,538
	2015	1.373	1.350	199,510
	2014	1.406	1.373	248,703
	2013	1.131	1.406	311,480
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.166	1.585	168,138
	2012	1.003	1.166	47,741
	2011	1.038	1.003	89,453
	2010	0.907	1.038	93,124
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.199	2.816	22,423
	2018	2.269	2.199	22,441
	2017	1.732	2.269	38,398
	2016	1.740	1.732	75,720
	2015	1.606	1.740	59,709
	2014	1.505	1.606	66,264
	2013	1.196	1.505	71,165
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.468	3.211	344,946

Scudder Advocate Reward — Separate Account Charges 2.05% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.702	2.468	380,168
	2017	2.251	2.702	416,510
	2016	2.061	2.251	447,301
	2015	2.053	2.061	577,658
	2014	1.965	2.053	732,633
	2013	1.391	1.965	956,416
	2012	1.225	1.391	1,050,417
	2011	1.233	1.225	1,221,513
	2010	0.934	1.233	1,273,867
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	27.391	30.672	28,696
	2018	29.101	27.391	32,850
	2017	27.506	29.101	53,865
	2016	26.610	27.506	63,906
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.821	0.821	—
	2011	0.989	0.821	—
	2010	0.899	0.989	122,182
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.654	1.599	—
	2013	1.258	1.654	222,672
	2012	1.111	1.258	230,742
	2011	1.190	1.111	237,005
	2010	1.044	1.190	152,073
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.231	1.319	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.198	1.345	—
	2010	1.136	1.198	110,921
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.681	1.662	—
	2013	1.411	1.681	207,194
	2012	1.219	1.411	225,603
	2011	1.458	1.219	220,265
	2010	1.314	1.458	209,525
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.948	0.979	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.182	1.228	190,015
	2018	1.204	1.182	190,015
	2017	1.213	1.204	190,015
	2016	1.228	1.213	190,015
	2015	1.258	1.228	190,974
	2014	1.224	1.258	194,185
	2013	1.291	1.224	310,238
	2012	1.286	1.291	313,570
	2011	1.225	1.286	202,211
	2010	1.177	1.225	222,238
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.079	2.465	54,522
	2018	2.537	2.079	64,090
	2017	2.351	2.537	65,758
	2016	2.060	2.351	70,852
	2015	2.151	2.060	112,376
	2014	2.089	2.151	132,382
	2013	1.583	2.089	210,884
	2012	1.425	1.583	229,907
	2011	1.553	1.425	260,337
	2010	1.292	1.553	273,900

Scudder Advocate Reward — Separate Account Charges 2.10%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.409	2.797	77,555

Scudder Advocate Reward — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.764	2.409	88,253
	2017	2.553	2.764	96,250
	2016	2.357	2.553	100,448
	2015	2.460	2.357	135,152
	2014	2.084	2.460	105,336
	2013	1.921	2.084	163,379
	2012	1.894	1.921	267,933
	2011	1.661	1.894	365,035
	2010	1.596	1.661	466,672
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.703	4.830	13,332
	2018	3.796	3.703	32,640
	2017	2.965	3.796	39,882
	2016	3.021	2.965	96,676
	2015	2.913	3.021	141,442
	2014	2.622	2.913	168,787
	2013	1.987	2.622	193,630
	2012	1.721	1.987	334,124
	2011	1.769	1.721	349,190
	2010	1.590	1.769	449,870
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.091	2.744	11,861
	2018	2.240	2.091	12,364
	2017	1.988	2.240	13,992
	2016	1.845	1.988	15,592
	2015	1.950	1.845	15,948
	2014	1.761	1.950	18,343
	2013	1.342	1.761	18,705
	2012	1.227	1.342	31,248
	2011	1.245	1.227	91,612
	2010	1.110	1.245	45,999
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	2.011	2.262	500,491
	2018	2.115	2.011	641,925
	2017	2.004	2.115	757,866
	2016	1.796	2.004	887,134
	2015	1.911	1.796	987,743
	2014	1.890	1.911	1,320,289
	2013	1.765	1.890	1,858,484
	2012	1.547	1.765	2,391,821
	2011	1.543	1.547	2,589,883
	2010	1.361	1.543	3,279,515
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.356	2.791	51,709
	2018	2.795	2.356	57,990
	2017	2.220	2.795	68,976
	2016	2.027	2.220	84,425
	2015	2.398	2.027	164,214
	2014	2.611	2.398	173,910
	2013	2.801	2.611	197,736
	2012	2.402	2.801	354,785
	2011	3.007	2.402	291,664
	2010	2.477	3.007	708,126
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.450	1.449	—
	2013	1.240	1.450	4,668,067
	2012	1.112	1.240	5,201,582
	2011	1.155	1.112	5,637,695
	2010	1.038	1.155	6,000,820
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.563	1.554	—
	2013	1.268	1.563	2,748,549
	2012	1.119	1.268	3,285,439
	2011	1.189	1.119	3,325,185
	2010	1.051	1.189	3,808,805
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.432	1.435	—
	2013	1.280	1.432	1,832,588
	2012	1.163	1.280	2,314,546
	2011	1.189	1.163	2,545,499
	2010	1.080	1.189	2,749,389
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.215	2.854	217,511

Scudder Advocate Reward — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.605	2.215	233,954
	2017	1.945	2.605	255,389
	2016	1.982	1.945	296,264
	2015	1.947	1.982	346,153
	2014	1.947	1.947	386,395
	2013	1.564	1.947	233,411
	2012	1.318	1.564	401,820
	2011	1.470	1.318	504,260
	2010	1.364	1.470	628,613
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.886	2.370	437,209
	2018	2.240	1.886	493,391
	2017	1.785	2.240	530,335
	2016	1.839	1.785	604,043
	2015	1.912	1.839	629,656
	2014	2.098	1.912	731,003
	2013	1.797	2.098	881,159
	2012	1.572	1.797	1,519,887
	2011	1.798	1.572	1,846,593
	2010	1.649	1.798	2,295,120
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.034	1.119	—
	2012	1.003	1.034	2,902,562
	2011	1.081	1.003	3,074,157
	2010	0.899	1.081	2,967,256
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.523	1.557	—
	2015	1.578	1.523	1,458,638
	2014	1.543	1.578	1,849,473
	2013	1.554	1.543	2,337,105
	2012	1.424	1.554	3,355,938
	2011	1.405	1.424	3,917,304
	2010	1.281	1.405	4,621,907
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.319	1.377	—
	2012	1.198	1.319	284,187
	2011	1.359	1.198	438,451
	2010	1.158	1.359	403,357
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.562	1.935	1,494,457
	2018	1.756	1.562	1,618,944
	2017	1.533	1.756	1,713,833
	2016	1.350	1.533	2,098,217
	2015	1.430	1.350	2,258,749
	2014	1.289	1.430	3,021,340
	2013	0.984	1.289	3,979,979
	2012	0.852	0.984	4,676,693
	2011	0.906	0.852	5,485,937
	2010	0.791	0.906	6,124,371
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.159	4.055	15,993
	2018	3.299	3.159	26,113
	2017	2.701	3.299	28,833
	2016	2.597	2.701	30,856
	2015	2.486	2.597	46,156
	2014	2.251	2.486	52,084
	2013	1.683	2.251	73,345
	2012	1.512	1.683	117,340
	2011	1.570	1.512	183,060
	2010	1.256	1.570	412,024
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.549	1.668	—
	2012	1.493	1.549	301,514
	2011	1.647	1.493	396,210
	2010	1.323	1.647	480,810
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.161	1.246	1,081,415

Scudder Advocate Reward — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.193	1.161	1,194,983
	2017	1.173	1.193	1,357,270
	2016	1.165	1.173	1,566,837
	2015	1.186	1.165	1,722,628
	2014	1.134	1.186	2,067,424
	2013	1.169	1.134	2,266,861
	2012	1.113	1.169	2,955,522
	2011	1.069	1.113	3,054,664
	2010	1.011	1.069	3,139,526
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.524	1.520	447,689
	2018	1.533	1.524	929,099
	2017	1.555	1.533	1,000,518
	2016	1.586	1.555	1,025,521
	2015	1.620	1.586	1,277,617
	2014	1.654	1.620	1,282,254
	2013	1.689	1.654	1,502,115
	2012	1.726	1.689	1,806,133
	2011	1.762	1.726	2,163,822
	2010	1.799	1.762	2,224,729
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.340	1.517	730,857
	2018	1.432	1.340	787,991
	2017	1.322	1.432	905,768
	2016	1.272	1.322	1,153,992
	2015	1.313	1.272	1,479,835
	2014	1.284	1.313	2,025,688
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.373	1.606	3,754,512
	2018	1.494	1.373	4,071,200
	2017	1.330	1.494	4,332,512
	2016	1.268	1.330	4,482,718
	2015	1.311	1.268	5,573,597
	2014	1.272	1.311	6,244,445
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.384	1.677	997,461
	2018	1.538	1.384	1,164,095
	2017	1.318	1.538	1,472,184
	2016	1.245	1.318	2,007,419
	2015	1.293	1.245	2,369,085
	2014	1.247	1.293	3,686,782
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.803	2.166	163,150
	2018	1.918	1.803	169,130
	2017	1.705	1.918	188,886
	2016	1.632	1.705	222,882
	2015	1.629	1.632	241,963
	2014	1.508	1.629	297,987
	2013	1.281	1.508	381,344
	2012	1.167	1.281	519,387
	2011	1.150	1.167	755,949
	2010	1.074	1.150	891,260
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.233	2.857	985,503
	2018	2.289	2.233	1,149,280
	2017	1.967	2.289	1,385,732
	2016	1.877	1.967	1,560,679
	2015	1.876	1.877	622,838
	2014	1.736	1.876	737,971
	2013	1.330	1.736	895,703
	2012	1.206	1.330	1,463,051
	2011	1.286	1.206	1,713,212
	2010	1.176	1.286	2,268,519
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.334	1.465	—
	2012	1.180	1.334	852,035
	2011	1.287	1.180	947,265
	2010	1.150	1.287	1,109,552
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.522	3.281	35,903
	2018	2.738	2.522	44,014
	2017	2.238	2.738	46,191
	2016	2.173	2.238	63,398
	2015	2.163	2.173	76,922
	2014	1.992	2.163	95,532
	2013	1.679	1.992	139,287

Scudder Advocate Reward — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.842	2.390	1,167,180
	2018	1.879	1.842	1,351,933
	2017	1.401	1.879	1,444,333
	2016	1.432	1.401	1,631,225
	2015	1.323	1.432	1,708,850
	2014	1.177	1.323	1,946,717
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.894	2.426	359,110
	2018	2.033	1.894	522,638
	2017	1.712	2.033	548,096
	2016	1.570	1.712	668,601
	2015	1.589	1.570	686,990
	2014	1.434	1.589	1,097,075
	2013	1.112	1.434	1,369,313
	2012	0.984	1.112	2,043,442
	2011	0.989	0.984	2,591,385
	2010	0.882	0.989	3,124,317
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.872	1.872	—
	2018	1.946	1.872	—
	2017	1.851	1.946	764,603
	2016	1.600	1.851	829,595
	2015	1.742	1.600	1,072,300
	2014	1.622	1.742	1,192,234
	2013	1.257	1.622	1,509,343
	2012	1.127	1.257	2,156,064
	2011	1.127	1.127	2,604,968
	2010	1.057	1.127	3,093,929
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.461	1.717	211,197
	2018	1.584	1.461	244,411
	2017	1.442	1.584	290,234
	2016	1.352	1.442	380,335
	2015	1.386	1.352	555,771
	2014	1.306	1.386	693,712
	2013	1.124	1.306	793,209
	2012	1.031	1.124	1,309,935
	2011	1.031	1.031	1,577,941
	2010	0.959	1.031	1,909,167
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.432	3.095	730,524
	2018	2.766	2.432	797,842
	2017	2.397	2.766	391,667
	2016	2.144	2.397	447,502
	2015	2.195	2.144	556,541
	2014	2.026	2.195	646,807
	2013	1.526	2.026	778,770
	2012	1.339	1.526	672,879
	2011	1.356	1.339	779,830
	2010	1.245	1.356	798,068
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.604	2.033	628,297
	2018	1.761	1.604	685,575
	2017	1.557	1.761	727,952
	2016	1.343	1.557	796,139
	2015	1.367	1.343	939,814
	2014	1.400	1.367	1,236,319
	2013	1.126	1.400	1,653,257
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.162	1.579	424,928
	2012	1.000	1.162	822,193
	2011	1.035	1.000	966,079
	2010	0.906	1.035	1,387,967
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.537	3.247	187,375
	2018	2.619	2.537	202,565
	2017	2.001	2.619	219,917
	2016	2.011	2.001	271,284
	2015	1.856	2.011	323,366
	2014	1.740	1.856	375,487
	2013	1.384	1.740	479,988
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.777	3.613	414,482

Scudder Advocate Reward — Separate Account Charges 2.10% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.043	2.777	461,459
	2017	2.536	3.043	530,834
	2016	2.323	2.536	591,634
	2015	2.315	2.323	706,077
	2014	2.217	2.315	845,770
	2013	1.570	2.217	1,125,805
	2012	1.384	1.570	1,553,187
	2011	1.393	1.384	1,822,681
	2010	1.056	1.393	2,374,998
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	27.062	30.288	52,354
	2018	28.766	27.062	59,761
	2017	27.202	28.766	67,987
	2016	26.325	27.202	80,855
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.040	1.040	—
	2011	1.253	1.040	—
	2010	1.141	1.253	408,685
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.857	1.795	—
	2013	1.413	1.857	1,082,103
	2012	1.249	1.413	1,548,184
	2011	1.339	1.249	1,912,417
	2010	1.175	1.339	1,689,027
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.568	1.679	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.369	1.536	—
	2010	1.298	1.369	498,829
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.904	1.882	—
	2013	1.599	1.904	223,459
	2012	1.382	1.599	323,217
	2011	1.654	1.382	441,206
	2010	1.492	1.654	778,675
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.099	1.135	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.141	1.185	187,888
	2018	1.163	1.141	223,803
	2017	1.172	1.163	228,266
	2016	1.188	1.172	395,516
	2015	1.218	1.188	460,053
	2014	1.185	1.218	446,034
	2013	1.251	1.185	478,659
	2012	1.246	1.251	723,684
	2011	1.188	1.246	1,790,816
	2010	1.142	1.188	954,585
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.654	3.145	284,862
	2018	3.240	2.654	316,527
	2017	3.004	3.240	323,519
	2016	2.634	3.004	341,144
	2015	2.751	2.634	386,928
	2014	2.673	2.751	440,088
	2013	2.027	2.673	556,754
	2012	1.826	2.027	760,963
	2011	1.990	1.826	870,219
	2010	1.657	1.990	1,158,343

Scudder Advocate Reward — Separate Account Charges 2.15%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.390	2.774	—

Scudder Advocate Reward — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.744	2.390	—
	2017	2.536	2.744	—
	2016	2.342	2.536	—
	2015	2.446	2.342	—
	2014	2.073	2.446	—
	2013	1.912	2.073	—
	2012	1.886	1.912	—
	2011	1.655	1.886	509
	2010	1.590	1.655	6,125
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.674	4.790	—
	2018	3.768	3.674	—
	2017	2.945	3.768	—
	2016	3.002	2.945	—
	2015	2.896	3.002	—
	2014	2.608	2.896	—
	2013	1.977	2.608	—
	2012	1.714	1.977	—
	2011	1.762	1.714	—
	2010	1.584	1.762	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.075	2.722	—
	2018	2.224	2.075	—
	2017	1.975	2.224	—
	2016	1.833	1.975	—
	2015	1.939	1.833	—
	2014	1.751	1.939	—
	2013	1.335	1.751	—
	2012	1.222	1.335	—
	2011	1.240	1.222	—
	2010	1.106	1.240	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.996	2.243	40,902
	2018	2.100	1.996	42,240
	2017	1.991	2.100	47,395
	2016	1.785	1.991	101,782
	2015	1.900	1.785	103,310
	2014	1.880	1.900	104,494
	2013	1.756	1.880	105,706
	2012	1.540	1.756	139,453
	2011	1.537	1.540	146,598
	2010	1.357	1.537	173,962
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.338	2.768	—
	2018	2.775	2.338	—
	2017	2.205	2.775	—
	2016	2.014	2.205	—
	2015	2.384	2.014	—
	2014	2.598	2.384	—
	2013	2.788	2.598	—
	2012	2.392	2.788	—
	2011	2.996	2.392	—
	2010	2.468	2.996	5,487
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.443	1.442	—
	2013	1.235	1.443	466,508
	2012	1.108	1.235	466,010
	2011	1.151	1.108	466,098
	2010	1.036	1.151	466,035
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.556	1.546	—
	2013	1.263	1.556	187,379
	2012	1.115	1.263	194,427
	2011	1.185	1.115	200,676
	2010	1.048	1.185	207,670
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.425	1.428	—
	2013	1.274	1.425	517,884
	2012	1.159	1.274	521,262
	2011	1.185	1.159	526,332
	2010	1.077	1.185	531,202
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.197	2.830	622

Scudder Advocate Reward — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.585	2.197	647
	2017	1.932	2.585	625
	2016	1.969	1.932	10,744
	2015	1.936	1.969	11,395
	2014	1.936	1.936	13,123
	2013	1.556	1.936	14,249
	2012	1.313	1.556	16,107
	2011	1.464	1.313	16,397
	2010	1.359	1.464	33,177
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.872	2.350	751
	2018	2.224	1.872	738
	2017	1.773	2.224	735
	2016	1.827	1.773	11,845
	2015	1.901	1.827	12,256
	2014	2.087	1.901	12,962
	2013	1.788	2.087	12,927
	2012	1.566	1.788	16,962
	2011	1.791	1.566	16,546
	2010	1.643	1.791	23,282
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.030	1.114	—
	2012	1.000	1.030	74,774
	2011	1.078	1.000	81,209
	2010	0.897	1.078	95,612
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.513	1.547	—
	2015	1.569	1.513	97,279
	2014	1.535	1.569	100,723
	2013	1.546	1.535	115,289
	2012	1.418	1.546	115,675
	2011	1.400	1.418	122,902
	2010	1.277	1.400	147,323
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.313	1.370	—
	2012	1.193	1.313	—
	2011	1.354	1.193	638
	2010	1.154	1.354	731
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.552	1.921	35,213
	2018	1.745	1.552	35,095
	2017	1.525	1.745	34,924
	2016	1.344	1.525	34,787
	2015	1.424	1.344	35,100
	2014	1.284	1.424	43,225
	2013	0.981	1.284	40,639
	2012	0.850	0.981	45,447
	2011	0.904	0.850	101,681
	2010	0.790	0.904	45,600
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.135	4.021	—
	2018	3.275	3.135	—
	2017	2.682	3.275	—
	2016	2.580	2.682	—
	2015	2.472	2.580	—
	2014	2.239	2.472	—
	2013	1.675	2.239	—
	2012	1.506	1.675	—
	2011	1.564	1.506	555
	2010	1.252	1.564	614
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.542	1.660	—
	2012	1.486	1.542	—
	2011	1.641	1.486	516
	2010	1.319	1.641	12,213
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.152	1.235	—

Scudder Advocate Reward — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.185	1.152	—
	2017	1.165	1.185	—
	2016	1.158	1.165	—
	2015	1.179	1.158	—
	2014	1.128	1.179	—
	2013	1.164	1.128	—
	2012	1.109	1.164	1,458
	2011	1.065	1.109	3,255
	2010	1.007	1.065	13,148
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.512	1.508	—
	2018	1.521	1.512	—
	2017	1.545	1.521	—
	2016	1.576	1.545	—
	2015	1.611	1.576	—
	2014	1.646	1.611	—
	2013	1.681	1.646	—
	2012	1.718	1.681	—
	2011	1.755	1.718	17,340
	2010	1.794	1.755	13,252
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.332	1.507	—
	2018	1.424	1.332	—
	2017	1.315	1.424	—
	2016	1.266	1.315	—
	2015	1.308	1.266	48,669
	2014	1.278	1.308	118,406
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.364	1.595	246,193
	2018	1.485	1.364	266,947
	2017	1.322	1.485	370,363
	2016	1.262	1.322	376,710
	2015	1.306	1.262	446,912
	2014	1.267	1.306	516,718
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.375	1.665	186,025
	2018	1.529	1.375	192,359
	2017	1.311	1.529	665,018
	2016	1.239	1.311	670,625
	2015	1.288	1.239	682,539
	2014	1.242	1.288	831,274
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.789	2.149	—
	2018	1.904	1.789	—
	2017	1.694	1.904	—
	2016	1.621	1.694	—
	2015	1.620	1.621	—
	2014	1.500	1.620	—
	2013	1.275	1.500	—
	2012	1.162	1.275	—
	2011	1.146	1.162	—
	2010	1.071	1.146	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.216	2.833	31,779
	2018	2.272	2.216	34,379
	2017	1.954	2.272	36,788
	2016	1.865	1.954	76,326
	2015	1.866	1.865	15,281
	2014	1.727	1.866	17,497
	2013	1.323	1.727	20,292
	2012	1.201	1.323	23,603
	2011	1.282	1.201	23,295
	2010	1.172	1.282	33,988
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.328	1.458	—
	2012	1.175	1.328	—
	2011	1.282	1.175	—
	2010	1.146	1.282	16,405
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.503	3.254	—
	2018	2.718	2.503	—
	2017	2.222	2.718	—
	2016	2.159	2.222	—
	2015	2.150	2.159	—
	2014	1.982	2.150	—
	2013	1.671	1.982	—

Scudder Advocate Reward — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.830	2.373	41,587
	2018	1.868	1.830	42,902
	2017	1.393	1.868	152,909
	2016	1.425	1.393	164,437
	2015	1.317	1.425	169,230
	2014	1.172	1.317	198,895
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.881	2.408	16,689
	2018	2.020	1.881	16,689
	2017	1.702	2.020	16,689
	2016	1.562	1.702	16,689
	2015	1.581	1.562	16,689
	2014	1.428	1.581	16,689
	2013	1.108	1.428	34,598
	2012	0.981	1.108	51,683
	2011	0.986	0.981	56,684
	2010	0.880	0.986	56,735
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.858	1.858	—
	2018	1.932	1.858	—
	2017	1.838	1.932	—
	2016	1.590	1.838	14,437
	2015	1.732	1.590	17,419
	2014	1.613	1.732	18,862
	2013	1.251	1.613	21,557
	2012	1.122	1.251	25,111
	2011	1.123	1.122	26,797
	2010	1.053	1.123	51,616
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.451	1.706	—
	2018	1.575	1.451	—
	2017	1.434	1.575	—
	2016	1.345	1.434	—
	2015	1.380	1.345	68,192
	2014	1.301	1.380	71,997
	2013	1.120	1.301	71,997
	2012	1.028	1.120	106,720
	2011	1.028	1.028	136,976
	2010	0.957	1.028	136,989
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.413	3.070	—
	2018	2.745	2.413	—
	2017	2.381	2.745	—
	2016	2.130	2.381	—
	2015	2.183	2.130	—
	2014	2.016	2.183	—
	2013	1.518	2.016	—
	2012	1.333	1.518	5,244
	2011	1.351	1.333	6,693
	2010	1.241	1.351	6,566
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.593	2.018	15,187
	2018	1.750	1.593	15,661
	2017	1.548	1.750	16,286
	2016	1.336	1.548	21,685
	2015	1.360	1.336	55,352
	2014	1.394	1.360	57,999
	2013	1.122	1.394	60,534
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.158	1.573	—
	2012	0.997	1.158	7,319
	2011	1.033	0.997	7,360
	2010	0.904	1.033	7,536
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.517	3.220	—
	2018	2.600	2.517	—
	2017	1.987	2.600	—
	2016	1.998	1.987	—
	2015	1.845	1.998	—
	2014	1.731	1.845	—
	2013	1.377	1.731	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.756	3.583	489

Scudder Advocate Reward — Separate Account Charges 2.15% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.021	2.756	521
	2017	2.519	3.021	537
	2016	2.309	2.519	552
	2015	2.302	2.309	547
	2014	2.205	2.302	576
	2013	1.563	2.205	5,814
	2012	1.378	1.563	23,493
	2011	1.388	1.378	23,932
	2010	1.053	1.388	25,650
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	26.737	29.909	1,022
	2018	28.434	26.737	1,074
	2017	26.902	28.434	1,108
	2016	26.043	26.902	4,458
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.036	1.036	—
	2011	1.249	1.036	—
	2010	1.137	1.249	6,672
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.847	1.785	—
	2013	1.407	1.847	—
	2012	1.243	1.407	—
	2011	1.334	1.243	1,339
	2010	1.171	1.334	8,255
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.562	1.673	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.364	1.530	—
	2010	1.294	1.364	6,457
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.894	1.872	—
	2013	1.591	1.894	—
	2012	1.376	1.591	—
	2011	1.648	1.376	—
	2010	1.487	1.648	—
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.095	1.131	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.132	1.175	—
	2018	1.155	1.132	—
	2017	1.165	1.155	—
	2016	1.181	1.165	—
	2015	1.211	1.181	—
	2014	1.179	1.211	—
	2013	1.245	1.179	—
	2012	1.241	1.245	101,049
	2011	1.183	1.241	107,860
	2010	1.138	1.183	112,397
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.634	3.119	567
	2018	3.216	2.634	538
	2017	2.984	3.216	504
	2016	2.618	2.984	7,171
	2015	2.735	2.618	8,454
	2014	2.659	2.735	9,423
	2013	2.017	2.659	10,532
	2012	1.818	2.017	14,035
	2011	1.983	1.818	26,018
	2010	1.652	1.983	33,971

Scudder Advocate Reward — Separate Account Charges 2.20%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.372	2.751	809

Scudder Advocate Reward — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.724	2.372	4,033
	2017	2.519	2.724	4,098
	2016	2.328	2.519	4,322
	2015	2.432	2.328	10,498
	2014	2.062	2.432	19,140
	2013	1.903	2.062	21,969
	2012	1.878	1.903	21,891
	2011	1.648	1.878	27,064
	2010	1.585	1.648	28,328
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.646	4.750	7,296
	2018	3.741	3.646	8,000
	2017	2.925	3.741	14,475
	2016	2.983	2.925	15,628
	2015	2.880	2.983	68,010
	2014	2.595	2.880	84,450
	2013	1.968	2.595	84,738
	2012	1.706	1.968	90,009
	2011	1.755	1.706	95,324
	2010	1.579	1.755	125,689
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.059	2.699	—
	2018	2.208	2.059	—
	2017	1.962	2.208	—
	2016	1.822	1.962	—
	2015	1.928	1.822	—
	2014	1.742	1.928	—
	2013	1.329	1.742	—
	2012	1.216	1.329	—
	2011	1.235	1.216	—
	2010	1.103	1.235	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.980	2.225	771,761
	2018	2.084	1.980	841,243
	2017	1.977	2.084	943,111
	2016	1.773	1.977	1,032,489
	2015	1.889	1.773	1,225,967
	2014	1.870	1.889	1,372,075
	2013	1.748	1.870	1,589,520
	2012	1.534	1.748	1,759,081
	2011	1.532	1.534	1,841,239
	2010	1.352	1.532	1,884,532
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.320	2.745	412
	2018	2.755	2.320	6,917
	2017	2.190	2.755	7,209
	2016	2.002	2.190	11,064
	2015	2.370	2.002	11,312
	2014	2.584	2.370	15,100
	2013	2.775	2.584	15,834
	2012	2.382	2.775	9,468
	2011	2.984	2.382	18,477
	2010	2.460	2.984	25,257
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.437	1.435	—
	2013	1.230	1.437	589,400
	2012	1.104	1.230	606,922
	2011	1.148	1.104	615,238
	2010	1.033	1.148	651,833
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.549	1.539	—
	2013	1.257	1.549	404,376
	2012	1.111	1.257	411,008
	2011	1.181	1.111	459,239
	2010	1.046	1.181	768,602
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.418	1.421	—
	2013	1.269	1.418	569,059
	2012	1.154	1.269	578,262
	2011	1.181	1.154	937,397
	2010	1.075	1.181	597,927
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.000	2.574	15,669

Scudder Advocate Reward — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.354	2.000	27,806
	2017	1.760	2.354	40,133
	2016	1.795	1.760	46,286
	2015	1.766	1.795	50,741
	2014	1.767	1.766	61,409
	2013	1.421	1.767	31,049
	2012	1.199	1.421	20,088
	2011	1.338	1.199	20,132
	2010	1.243	1.338	56,305
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.702	2.137	147,880
	2018	2.024	1.702	168,791
	2017	1.614	2.024	192,791
	2016	1.665	1.614	246,198
	2015	1.732	1.665	306,907
	2014	1.903	1.732	341,181
	2013	1.631	1.903	375,954
	2012	1.429	1.631	423,883
	2011	1.636	1.429	514,171
	2010	1.501	1.636	542,075
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.026	1.110	—
	2012	0.996	1.026	473,681
	2011	1.075	0.996	505,149
	2010	0.895	1.075	463,499
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.504	1.537	—
	2015	1.560	1.504	3,029,850
	2014	1.527	1.560	3,720,769
	2013	1.539	1.527	4,100,327
	2012	1.412	1.539	4,565,747
	2011	1.395	1.412	4,867,441
	2010	1.273	1.395	5,177,999
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.307	1.363	—
	2012	1.188	1.307	9,839
	2011	1.349	1.188	55,447
	2010	1.150	1.349	55,462
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.542	1.908	414,312
	2018	1.735	1.542	440,847
	2017	1.517	1.735	568,657
	2016	1.337	1.517	626,924
	2015	1.418	1.337	698,603
	2014	1.279	1.418	1,171,083
	2013	0.978	1.279	1,476,445
	2012	0.847	0.978	1,661,874
	2011	0.902	0.847	1,844,292
	2010	0.788	0.902	2,043,400
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.111	3.988	7,343
	2018	3.251	3.111	—
	2017	2.664	3.251	6,455
	2016	2.564	2.664	19,105
	2015	2.457	2.564	25,095
	2014	2.227	2.457	34,000
	2013	1.667	2.227	28,711
	2012	1.499	1.667	31,740
	2011	1.558	1.499	79,966
	2010	1.247	1.558	70,993
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.535	1.652	—
	2012	1.480	1.535	48,549
	2011	1.635	1.480	54,313
	2010	1.314	1.635	67,978
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.143	1.225	—

Scudder Advocate Reward — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.176	1.143	—
	2017	1.158	1.176	654
	2016	1.150	1.158	586
	2015	1.172	1.150	625
	2014	1.122	1.172	14,157
	2013	1.158	1.122	26,214
	2012	1.104	1.158	39,356
	2011	1.061	1.104	42,742
	2010	1.004	1.061	31,816
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.500	1.495	710
	2018	1.510	1.500	724
	2017	1.534	1.510	2,208
	2016	1.567	1.534	12,631
	2015	1.601	1.567	24,080
	2014	1.637	1.601	43,737
	2013	1.673	1.637	241,776
	2012	1.711	1.673	110,205
	2011	1.749	1.711	201,535
	2010	1.788	1.749	276,214
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.323	1.497	113,277
	2018	1.415	1.323	107,922
	2017	1.308	1.415	138,824
	2016	1.260	1.308	138,855
	2015	1.302	1.260	181,999
	2014	1.273	1.302	522,655
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.356	1.584	16,587,076
	2018	1.476	1.356	17,386,193
	2017	1.315	1.476	18,897,734
	2016	1.255	1.315	21,483,983
	2015	1.300	1.255	23,745,286
	2014	1.262	1.300	25,102,270
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.366	1.654	51,600,344
	2018	1.520	1.366	54,322,052
	2017	1.304	1.520	55,009,697
	2016	1.233	1.304	57,771,450
	2015	1.282	1.233	62,291,586
	2014	1.237	1.282	64,658,583
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.775	2.131	114,868
	2018	1.890	1.775	106,889
	2017	1.682	1.890	106,892
	2016	1.611	1.682	133,492
	2015	1.610	1.611	133,496
	2014	1.493	1.610	134,527
	2013	1.268	1.493	210,848
	2012	1.157	1.268	231,420
	2011	1.142	1.157	242,909
	2010	1.067	1.142	251,274
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.199	2.810	257,883
	2018	2.256	2.199	285,354
	2017	1.941	2.256	470,858
	2016	1.853	1.941	534,243
	2015	1.855	1.853	205,744
	2014	1.718	1.855	225,718
	2013	1.317	1.718	218,182
	2012	1.196	1.317	292,890
	2011	1.277	1.196	424,988
	2010	1.168	1.277	574,961
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.321	1.451	—
	2012	1.170	1.321	69,424
	2011	1.277	1.170	71,404
	2010	1.143	1.277	73,801
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.483	3.227	5,412
	2018	2.698	2.483	11,457
	2017	2.207	2.698	12,567
	2016	2.146	2.207	16,274
	2015	2.138	2.146	39,662
	2014	1.971	2.138	41,807
	2013	1.662	1.971	44,379

Scudder Advocate Reward — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.819	2.357	187,900
	2018	1.857	1.819	219,829
	2017	1.386	1.857	323,215
	2016	1.418	1.386	441,436
	2015	1.312	1.418	446,694
	2014	1.167	1.312	542,425
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.869	2.391	304,847
	2018	2.008	1.869	332,787
	2017	1.693	2.008	386,436
	2016	1.554	1.693	427,547
	2015	1.574	1.554	388,325
	2014	1.422	1.574	551,244
	2013	1.104	1.422	904,807
	2012	0.978	1.104	985,031
	2011	0.984	0.978	744,065
	2010	0.878	0.984	878,891
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.845	1.845	—
	2018	1.918	1.845	—
	2017	1.826	1.918	89,593
	2016	1.581	1.826	126,829
	2015	1.722	1.581	217,683
	2014	1.605	1.722	237,567
	2013	1.245	1.605	300,209
	2012	1.117	1.245	410,422
	2011	1.119	1.117	499,323
	2010	1.050	1.119	668,261
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.442	1.694	954,014
	2018	1.566	1.442	990,452
	2017	1.427	1.566	1,205,434
	2016	1.339	1.427	1,531,311
	2015	1.374	1.339	1,608,887
	2014	1.296	1.374	1,685,105
	2013	1.116	1.296	1,688,527
	2012	1.025	1.116	1,660,269
	2011	1.026	1.025	1,802,616
	2010	0.955	1.026	1,854,385
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.394	3.045	64,919
	2018	2.726	2.394	69,486
	2017	2.365	2.726	24,959
	2016	2.117	2.365	49,913
	2015	2.170	2.117	85,145
	2014	2.005	2.170	99,276
	2013	1.511	2.005	116,346
	2012	1.327	1.511	69,730
	2011	1.346	1.327	78,290
	2010	1.237	1.346	83,313
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.582	2.003	239,820
	2018	1.739	1.582	274,907
	2017	1.539	1.739	356,154
	2016	1.329	1.539	305,653
	2015	1.354	1.329	342,437
	2014	1.388	1.354	379,861
	2013	1.117	1.388	441,462
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.154	1.567	115,776
	2012	0.994	1.154	130,480
	2011	1.030	0.994	197,401
	2010	0.902	1.030	296,460
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.498	3.193	—
	2018	2.581	2.498	2,501
	2017	1.974	2.581	11,270
	2016	1.986	1.974	11,791
	2015	1.835	1.986	43,381
	2014	1.722	1.835	50,017
	2013	1.370	1.722	71,720
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.735	3.553	55,123

Scudder Advocate Reward — Separate Account Charges 2.20% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.999	2.735	70,123
	2017	2.502	2.999	97,091
	2016	2.294	2.502	108,025
	2015	2.289	2.294	122,756
	2014	2.194	2.289	307,211
	2013	1.555	2.194	381,437
	2012	1.372	1.555	467,633
	2011	1.382	1.372	580,971
	2010	1.049	1.382	733,074
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	26.416	29.535	106,362
	2018	28.107	26.416	125,310
	2017	26.606	28.107	131,407
	2016	25.765	26.606	172,843
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.032	1.032	—
	2011	1.244	1.032	—
	2010	1.133	1.244	2,484
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.838	1.776	—
	2013	1.400	1.838	88,309
	2012	1.238	1.400	106,708
	2011	1.329	1.238	153,976
	2010	1.167	1.329	157,594
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.557	1.667	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.358	1.524	—
	2010	1.290	1.358	39,927
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.884	1.862	—
	2013	1.584	1.884	42,930
	2012	1.370	1.584	35,082
	2011	1.642	1.370	37,933
	2010	1.482	1.642	98,633
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.092	1.127	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.123	1.165	—
	2018	1.146	1.123	—
	2017	1.157	1.146	664
	2016	1.173	1.157	593
	2015	1.204	1.173	612
	2014	1.172	1.204	—
	2013	1.239	1.172	19,107
	2012	1.236	1.239	16,553
	2011	1.179	1.236	37,815
	2010	1.134	1.179	18,615
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.613	3.093	44,722
	2018	3.193	2.613	48,322
	2017	2.964	3.193	57,524
	2016	2.601	2.964	70,092
	2015	2.719	2.601	91,034
	2014	2.645	2.719	102,550
	2013	2.007	2.645	154,680
	2012	1.810	2.007	187,977
	2011	1.975	1.810	245,638
	2010	1.646	1.975	331,238

Scudder Advocate Reward — Separate Account Charges 2.25%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.200	2.551	1,205

Scudder Advocate Reward — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.529	2.200	1,585
	2017	2.339	2.529	1,568
	2016	2.163	2.339	1,582
	2015	2.261	2.163	3,845
	2014	1.918	2.261	4,245
	2013	1.771	1.918	4,692
	2012	1.748	1.771	12,095
	2011	1.535	1.748	21,130
	2010	1.477	1.535	43,365
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.275	4.266	805
	2018	3.363	3.275	879
	2017	2.630	3.363	3,396
	2016	2.684	2.630	12,581
	2015	2.592	2.684	31,159
	2014	2.337	2.592	32,242
	2013	1.773	2.337	33,623
	2012	1.538	1.773	35,142
	2011	1.583	1.538	36,255
	2010	1.425	1.583	33,836
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.835	2.404	—
	2018	1.968	1.835	—
	2017	1.749	1.968	—
	2016	1.625	1.749	—
	2015	1.721	1.625	—
	2014	1.556	1.721	—
	2013	1.188	1.556	—
	2012	1.088	1.188	—
	2011	1.105	1.088	—
	2010	0.987	1.105	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.786	2.005	18,735
	2018	1.881	1.786	19,649
	2017	1.785	1.881	25,311
	2016	1.602	1.785	40,648
	2015	1.707	1.602	53,843
	2014	1.690	1.707	53,703
	2013	1.581	1.690	54,436
	2012	1.388	1.581	58,450
	2011	1.387	1.388	75,532
	2010	1.225	1.387	135,492
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.666	1.971	21,311
	2018	1.980	1.666	23,682
	2017	1.575	1.980	23,313
	2016	1.440	1.575	24,290
	2015	1.706	1.440	36,518
	2014	1.861	1.706	46,128
	2013	1.999	1.861	47,846
	2012	1.717	1.999	47,191
	2011	2.152	1.717	43,187
	2010	1.775	2.152	82,518
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.430	1.428	—
	2013	1.225	1.430	1,057,407
	2012	1.100	1.225	1,277,626
	2011	1.144	1.100	1,686,375
	2010	1.030	1.144	1,868,138
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.541	1.531	—
	2013	1.252	1.541	137,253
	2012	1.107	1.252	137,291
	2011	1.177	1.107	150,527
	2010	1.043	1.177	285,001
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.412	1.414	—
	2013	1.264	1.412	95,745
	2012	1.150	1.264	115,496
	2011	1.178	1.150	132,927
	2010	1.072	1.178	130,828
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	1.737	2.234	46,609

Scudder Advocate Reward — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.046	1.737	47,403
	2017	1.530	2.046	42,520
	2016	1.561	1.530	47,224
	2015	1.536	1.561	76,693
	2014	1.538	1.536	78,646
	2013	1.238	1.538	58,203
	2012	1.045	1.238	72,319
	2011	1.167	1.045	83,886
	2010	1.084	1.167	107,284
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.449	1.818	60,405
	2018	1.723	1.449	63,509
	2017	1.375	1.723	70,905
	2016	1.419	1.375	92,067
	2015	1.477	1.419	105,168
	2014	1.624	1.477	125,938
	2013	1.393	1.624	123,988
	2012	1.221	1.393	183,252
	2011	1.398	1.221	185,757
	2010	1.284	1.398	246,499
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.022	1.105	—
	2012	0.993	1.022	169,411
	2011	1.072	0.993	186,468
	2010	0.893	1.072	223,296
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.519	1.552	—
	2015	1.577	1.519	176,835
	2014	1.544	1.577	212,610
	2013	1.557	1.544	294,705
	2012	1.429	1.557	324,350
	2011	1.413	1.429	312,669
	2010	1.289	1.413	312,156
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.130	1.179	—
	2012	1.028	1.130	28,009
	2011	1.168	1.028	26,292
	2010	0.996	1.168	32,854
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.532	1.895	—
	2018	1.725	1.532	—
	2017	1.509	1.725	—
	2016	1.331	1.509	—
	2015	1.412	1.331	—
	2014	1.275	1.412	—
	2013	0.974	1.275	1,603
	2012	0.845	0.974	1,608
	2011	0.900	0.845	1,614
	2010	0.787	0.900	1,620
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.739	3.511	4,899
	2018	2.865	2.739	5,189
	2017	2.349	2.865	2,743
	2016	2.262	2.349	2,806
	2015	2.168	2.262	2,864
	2014	1.967	2.168	3,028
	2013	1.473	1.967	3,209
	2012	1.325	1.473	3,598
	2011	1.378	1.325	3,602
	2010	1.104	1.378	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.282	1.379	—
	2012	1.237	1.282	19,368
	2011	1.367	1.237	23,610
	2010	1.099	1.367	52,265
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.125	1.205	29,511

Scudder Advocate Reward — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.158	1.125	33,859
	2017	1.141	1.158	37,165
	2016	1.134	1.141	59,556
	2015	1.156	1.134	62,515
	2014	1.107	1.156	69,461
	2013	1.144	1.107	69,604
	2012	1.090	1.144	387,864
	2011	1.049	1.090	409,574
	2010	0.993	1.049	482,870
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.216	1.211	48,803
	2018	1.225	1.216	48,376
	2017	1.244	1.225	182,718
	2016	1.271	1.244	48,604
	2015	1.300	1.271	54,360
	2014	1.330	1.300	72,322
	2013	1.360	1.330	108,099
	2012	1.391	1.360	111,793
	2011	1.423	1.391	119,671
	2010	1.455	1.423	141,665
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.315	1.486	20,606
	2018	1.407	1.315	23,139
	2017	1.301	1.407	25,722
	2016	1.254	1.301	25,417
	2015	1.296	1.254	28,221
	2014	1.268	1.296	56,757
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.347	1.573	230,988
	2018	1.468	1.347	253,239
	2017	1.308	1.468	479,567
	2016	1.249	1.308	531,574
	2015	1.294	1.249	572,867
	2014	1.257	1.294	1,022,027
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.358	1.643	20,686
	2018	1.511	1.358	20,726
	2017	1.297	1.511	20,766
	2016	1.227	1.297	20,809
	2015	1.276	1.227	20,856
	2014	1.232	1.276	180,194
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.650	1.980	38,935
	2018	1.758	1.650	40,660
	2017	1.566	1.758	50,537
	2016	1.500	1.566	96,158
	2015	1.500	1.500	97,800
	2014	1.391	1.500	72,116
	2013	1.183	1.391	302,371
	2012	1.079	1.183	302,981
	2011	1.065	1.079	286,511
	2010	0.997	1.065	289,818
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.853	2.367	32,010
	2018	1.902	1.853	35,603
	2017	1.637	1.902	47,298
	2016	1.564	1.637	65,342
	2015	1.566	1.564	102,058
	2014	1.452	1.566	146,649
	2013	1.113	1.452	150,730
	2012	1.011	1.113	230,736
	2011	1.080	1.011	255,137
	2010	0.989	1.080	431,153
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.122	1.232	—
	2012	0.994	1.122	193,823
	2011	1.086	0.994	186,548
	2010	0.972	1.086	224,267
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.068	2.686	8,435
	2018	2.248	2.068	8,922
	2017	1.840	2.248	9,421
	2016	1.790	1.840	9,957
	2015	1.784	1.790	10,545
	2014	1.646	1.784	11,140
	2013	1.388	1.646	11,949

Scudder Advocate Reward — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.807	2.341	67,441
	2018	1.846	1.807	71,073
	2017	1.378	1.846	78,201
	2016	1.412	1.378	116,093
	2015	1.306	1.412	145,471
	2014	1.162	1.306	161,757
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.856	2.374	—
	2018	1.995	1.856	—
	2017	1.683	1.995	—
	2016	1.546	1.683	48,362
	2015	1.566	1.546	48,362
	2014	1.417	1.566	—
	2013	1.100	1.417	982
	2012	0.975	1.100	985
	2011	0.981	0.975	989
	2010	0.876	0.981	993
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.585	1.585	—
	2018	1.648	1.585	—
	2017	1.570	1.648	79,414
	2016	1.359	1.570	85,115
	2015	1.482	1.359	124,677
	2014	1.382	1.482	140,857
	2013	1.073	1.382	144,568
	2012	0.963	1.073	242,826
	2011	0.965	0.963	311,281
	2010	0.906	0.965	377,001
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.433	1.683	14,268
	2018	1.556	1.433	15,551
	2017	1.419	1.556	16,868
	2016	1.332	1.419	18,258
	2015	1.368	1.332	19,820
	2014	1.291	1.368	76,785
	2013	1.113	1.291	90,414
	2012	1.023	1.113	104,902
	2011	1.024	1.023	113,808
	2010	0.953	1.024	121,799
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.065	2.625	107,787
	2018	2.352	2.065	115,996
	2017	2.042	2.352	69,883
	2016	1.829	2.042	80,003
	2015	1.875	1.829	111,884
	2014	1.734	1.875	202,616
	2013	1.307	1.734	218,172
	2012	1.149	1.307	78,061
	2011	1.166	1.149	93,200
	2010	1.072	1.166	116,648
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.572	1.989	39,603
	2018	1.728	1.572	40,795
	2017	1.530	1.728	44,335
	2016	1.322	1.530	67,311
	2015	1.347	1.322	101,289
	2014	1.382	1.347	105,519
	2013	1.113	1.382	104,748
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.150	1.561	—
	2012	0.992	1.150	44,052
	2011	1.028	0.992	69,300
	2010	0.901	1.028	95,479
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.154	2.753	43,090
	2018	2.227	2.154	44,849
	2017	1.704	2.227	42,143
	2016	1.715	1.704	47,891
	2015	1.586	1.715	43,812
	2014	1.489	1.586	59,901
	2013	1.185	1.489	58,410
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.092	2.717	20,337

Scudder Advocate Reward — Separate Account Charges 2.25% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.295	2.092	21,204
	2017	1.916	2.295	23,204
	2016	1.758	1.916	30,794
	2015	1.754	1.758	31,434
	2014	1.682	1.754	34,056
	2013	1.194	1.682	34,920
	2012	1.053	1.194	89,619
	2011	1.062	1.053	104,398
	2010	0.806	1.062	145,734
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	26.098	29.166	5,390
	2018	27.783	26.098	5,570
	2017	26.312	27.783	5,841
	2016	25.489	26.312	9,471
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.816	0.816	—
	2011	0.984	0.816	—
	2010	0.897	0.984	19,541
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.650	1.594	—
	2013	1.257	1.650	109,601
	2012	1.112	1.257	122,617
	2011	1.195	1.112	165,771
	2010	1.050	1.195	219,346
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.233	1.320	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.176	1.319	—
	2010	1.117	1.176	51,673
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.601	1.582	—
	2013	1.347	1.601	20,621
	2012	1.166	1.347	20,624
	2011	1.397	1.166	20,946
	2010	1.262	1.397	45,004
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.946	0.976	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.112	1.153	8,733
	2018	1.135	1.112	168,205
	2017	1.146	1.135	203,400
	2016	1.163	1.146	222,033
	2015	1.194	1.163	223,531
	2014	1.163	1.194	223,493
	2013	1.229	1.163	222,892
	2012	1.227	1.229	218,430
	2011	1.171	1.227	222,512
	2010	1.128	1.171	249,533
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.988	2.351	53,108
	2018	2.430	1.988	48,733
	2017	2.256	2.430	48,527
	2016	1.981	2.256	54,203
	2015	2.072	1.981	95,778
	2014	2.017	2.072	105,310
	2013	1.531	2.017	106,944
	2012	1.381	1.531	122,158
	2011	1.508	1.381	135,599
	2010	1.258	1.508	200,254

Scudder Advocate Reward — Separate Account Charges 2.30%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.335	2.706	112,897

Scudder Advocate Reward — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.685	2.335	117,958
	2017	2.485	2.685	118,509
	2016	2.299	2.485	58,880
	2015	2.404	2.299	99,545
	2014	2.040	2.404	117,406
	2013	1.885	2.040	127,357
	2012	1.862	1.885	131,979
	2011	1.636	1.862	119,718
	2010	1.575	1.636	111,843
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.589	4.672	52,970
	2018	3.687	3.589	170,456
	2017	2.886	3.687	173,424
	2016	2.946	2.886	175,916
	2015	2.846	2.946	178,191
	2014	2.567	2.846	141,734
	2013	1.949	2.567	135,346
	2012	1.692	1.949	136,730
	2011	1.742	1.692	139,582
	2010	1.569	1.742	134,784
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	2.027	2.655	470
	2018	2.176	2.027	470
	2017	1.935	2.176	471
	2016	1.799	1.935	472
	2015	1.906	1.799	473
	2014	1.724	1.906	474
	2013	1.316	1.724	1,578
	2012	1.206	1.316	1,614
	2011	1.226	1.206	1,618
	2010	1.095	1.226	1,623
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.950	2.188	563,849
	2018	2.054	1.950	620,333
	2017	1.951	2.054	647,774
	2016	1.751	1.951	673,893
	2015	1.868	1.751	779,692
	2014	1.850	1.868	897,694
	2013	1.731	1.850	1,119,376
	2012	1.520	1.731	1,343,188
	2011	1.520	1.520	1,640,574
	2010	1.344	1.520	1,528,073
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.284	2.700	97,469
	2018	2.715	2.284	100,020
	2017	2.160	2.715	101,261
	2016	1.977	2.160	40,728
	2015	2.343	1.977	41,352
	2014	2.557	2.343	53,149
	2013	2.748	2.557	53,469
	2012	2.361	2.748	58,454
	2011	2.962	2.361	60,944
	2010	2.444	2.962	83,099
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.423	1.421	—
	2013	1.220	1.423	379,738
	2012	1.095	1.220	494,661
	2011	1.140	1.095	690,524
	2010	1.027	1.140	584,325
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.534	1.524	—
	2013	1.247	1.534	1,054,666
	2012	1.103	1.247	1,103,219
	2011	1.174	1.103	1,132,042
	2010	1.040	1.174	1,266,478
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.405	1.407	—
	2013	1.259	1.405	1,525,557
	2012	1.146	1.259	1,663,729
	2011	1.174	1.146	1,677,571
	2010	1.069	1.174	1,688,257
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.147	2.760	284,360

Scudder Advocate Reward — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.529	2.147	307,041
	2017	1.893	2.529	325,870
	2016	1.932	1.893	185,183
	2015	1.902	1.932	187,406
	2014	1.906	1.902	203,901
	2013	1.534	1.906	101,488
	2012	1.296	1.534	98,263
	2011	1.447	1.296	118,067
	2010	1.345	1.447	159,806
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.828	2.292	121,348
	2018	2.175	1.828	310,929
	2017	1.737	2.175	341,306
	2016	1.793	1.737	369,583
	2015	1.868	1.793	376,133
	2014	2.054	1.868	376,053
	2013	1.762	2.054	415,429
	2012	1.545	1.762	498,479
	2011	1.771	1.545	540,687
	2010	1.627	1.771	574,162
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.018	1.101	—
	2012	0.990	1.018	336,292
	2011	1.069	0.990	447,407
	2010	0.890	1.069	576,675
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.485	1.517	—
	2015	1.542	1.485	1,004,619
	2014	1.511	1.542	1,163,667
	2013	1.524	1.511	1,363,441
	2012	1.400	1.524	1,512,121
	2011	1.384	1.400	1,675,210
	2010	1.264	1.384	1,803,608
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.294	1.350	—
	2012	1.178	1.294	65,570
	2011	1.339	1.178	93,346
	2010	1.142	1.339	111,362
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.522	1.882	231,030
	2018	1.715	1.522	237,186
	2017	1.501	1.715	263,136
	2016	1.324	1.501	320,677
	2015	1.406	1.324	312,374
	2014	1.270	1.406	376,985
	2013	0.971	1.270	560,071
	2012	0.842	0.971	642,796
	2011	0.898	0.842	696,907
	2010	0.785	0.898	754,357
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	3.063	3.923	5,509
	2018	3.204	3.063	12,938
	2017	2.628	3.204	14,417
	2016	2.532	2.628	16,238
	2015	2.429	2.532	19,882
	2014	2.204	2.429	17,522
	2013	1.651	2.204	8,017
	2012	1.486	1.651	21,589
	2011	1.546	1.486	10,287
	2010	1.239	1.546	31,512
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.520	1.636	—
	2012	1.467	1.520	135,463
	2011	1.623	1.467	151,247
	2010	1.306	1.623	166,047
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.126	1.205	116,611

Scudder Advocate Reward — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.159	1.126	341,543
	2017	1.142	1.159	337,551
	2016	1.136	1.142	396,325
	2015	1.158	1.136	408,187
	2014	1.110	1.158	343,700
	2013	1.147	1.110	368,503
	2012	1.094	1.147	749,360
	2011	1.053	1.094	842,398
	2010	0.997	1.053	923,427
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.477	1.471	58,726
	2018	1.489	1.477	90,708
	2017	1.513	1.489	149,650
	2016	1.547	1.513	765,665
	2015	1.583	1.547	771,726
	2014	1.620	1.583	876,719
	2013	1.657	1.620	1,120,300
	2012	1.696	1.657	1,188,472
	2011	1.736	1.696	1,210,301
	2010	1.776	1.736	1,100,826
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.307	1.476	123,990
	2018	1.399	1.307	141,240
	2017	1.294	1.399	151,342
	2016	1.248	1.294	164,535
	2015	1.291	1.248	174,667
	2014	1.263	1.291	973,787
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.339	1.562	839,857
	2018	1.459	1.339	992,306
	2017	1.301	1.459	1,035,531
	2016	1.243	1.301	1,109,487
	2015	1.289	1.243	1,524,589
	2014	1.252	1.289	2,381,612
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.349	1.631	149,626
	2018	1.503	1.349	149,772
	2017	1.290	1.503	166,755
	2016	1.221	1.290	184,427
	2015	1.271	1.221	328,622
	2014	1.227	1.271	2,135,315
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.747	2.096	175,777
	2018	1.863	1.747	188,324
	2017	1.660	1.863	201,185
	2016	1.591	1.660	215,065
	2015	1.592	1.591	235,701
	2014	1.477	1.592	255,060
	2013	1.256	1.477	279,621
	2012	1.147	1.256	339,633
	2011	1.133	1.147	358,017
	2010	1.060	1.133	455,176
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.165	2.764	428,754
	2018	2.223	2.165	502,543
	2017	1.915	2.223	591,029
	2016	1.830	1.915	662,177
	2015	1.834	1.830	242,964
	2014	1.700	1.834	274,074
	2013	1.304	1.700	313,025
	2012	1.185	1.304	473,982
	2011	1.267	1.185	520,806
	2010	1.161	1.267	564,480
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.309	1.437	—
	2012	1.160	1.309	119,370
	2011	1.268	1.160	152,558
	2010	1.135	1.268	165,046
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.445	3.174	127,574
	2018	2.659	2.445	128,318
	2017	2.178	2.659	136,320
	2016	2.119	2.178	80,932
	2015	2.113	2.119	87,328
	2014	1.950	2.113	106,652
	2013	1.646	1.950	110,159

Scudder Advocate Reward — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.796	2.325	239,272
	2018	1.836	1.796	386,558
	2017	1.371	1.836	472,156
	2016	1.405	1.371	515,369
	2015	1.300	1.405	539,309
	2014	1.158	1.300	648,795
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.844	2.357	590,289
	2018	1.983	1.844	613,368
	2017	1.674	1.983	638,328
	2016	1.538	1.674	709,843
	2015	1.559	1.538	729,043
	2014	1.411	1.559	818,892
	2013	1.096	1.411	1,089,634
	2012	0.972	1.096	1,090,098
	2011	0.978	0.972	1,222,586
	2010	0.874	0.978	1,315,224
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.817	1.817	—
	2018	1.890	1.817	—
	2017	1.801	1.890	163,161
	2016	1.561	1.801	188,801
	2015	1.702	1.561	266,594
	2014	1.588	1.702	277,314
	2013	1.233	1.588	305,010
	2012	1.107	1.233	329,316
	2011	1.110	1.107	451,116
	2010	1.043	1.110	534,762
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.424	1.671	120,143
	2018	1.547	1.424	135,821
	2017	1.411	1.547	139,689
	2016	1.326	1.411	148,244
	2015	1.362	1.326	149,312
	2014	1.286	1.362	171,884
	2013	1.109	1.286	194,842
	2012	1.020	1.109	274,579
	2011	1.021	1.020	370,833
	2010	0.952	1.021	417,631
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.357	2.994	108,211
	2018	2.686	2.357	230,331
	2017	2.333	2.686	133,544
	2016	2.091	2.333	138,223
	2015	2.145	2.091	153,272
	2014	1.984	2.145	172,184
	2013	1.497	1.984	181,519
	2012	1.316	1.497	163,330
	2011	1.336	1.316	174,013
	2010	1.229	1.336	208,657
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.561	1.974	96,620
	2018	1.717	1.561	113,094
	2017	1.522	1.717	158,435
	2016	1.315	1.522	180,973
	2015	1.341	1.315	200,607
	2014	1.376	1.341	226,464
	2013	1.109	1.376	254,635
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.147	1.555	403,427
	2012	0.989	1.147	214,405
	2011	1.026	0.989	262,441
	2010	0.899	1.026	307,400
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.459	3.141	18,605
	2018	2.544	2.459	77,397
	2017	1.947	2.544	81,079
	2016	1.961	1.947	111,657
	2015	1.814	1.961	118,090
	2014	1.704	1.814	142,382
	2013	1.357	1.704	146,241
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.692	3.495	155,876

Scudder Advocate Reward — Separate Account Charges 2.30% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.956	2.692	158,816
	2017	2.468	2.956	177,699
	2016	2.265	2.468	193,766
	2015	2.262	2.265	208,698
	2014	2.171	2.262	242,791
	2013	1.541	2.171	461,010
	2012	1.360	1.541	586,329
	2011	1.372	1.360	688,470
	2010	1.043	1.372	788,168
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	25.784	28.801	32,615
	2018	27.463	25.784	41,885
	2017	26.022	27.463	45,487
	2016	25.217	26.022	50,492
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.023	1.023	—
	2011	1.235	1.023	—
	2010	1.126	1.235	81,331
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.818	1.757	—
	2013	1.387	1.818	297,521
	2012	1.227	1.387	486,243
	2011	1.319	1.227	662,016
	2010	1.160	1.319	541,726
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.547	1.656	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.348	1.512	—
	2010	1.281	1.348	162,691
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.865	1.842	—
	2013	1.569	1.865	100,139
	2012	1.359	1.569	109,609
	2011	1.629	1.359	116,151
	2010	1.472	1.629	137,730
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.085	1.119	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.106	1.146	29,562
	2018	1.130	1.106	31,034
	2017	1.141	1.130	35,654
	2016	1.159	1.141	35,025
	2015	1.190	1.159	84,020
	2014	1.160	1.190	84,784
	2013	1.227	1.160	86,722
	2012	1.225	1.227	158,472
	2011	1.170	1.225	120,156
	2010	1.127	1.170	172,178
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.573	3.042	127,987
	2018	3.147	2.573	142,811
	2017	2.924	3.147	144,697
	2016	2.569	2.924	97,544
	2015	2.688	2.569	107,977
	2014	2.617	2.688	118,390
	2013	1.988	2.617	130,473
	2012	1.795	1.988	167,253
	2011	1.960	1.795	203,470
	2010	1.635	1.960	247,921

Scudder Advocate Reward — Separate Account Charges 2.35%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.168	2.511	8,473

Scudder Advocate Reward — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.494	2.168	8,858
	2017	2.309	2.494	9,421
	2016	2.138	2.309	9,844
	2015	2.236	2.138	10,658
	2014	1.899	2.236	11,585
	2013	1.755	1.899	13,742
	2012	1.735	1.755	13,710
	2011	1.525	1.735	13,437
	2010	1.469	1.525	17,663
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.227	4.199	—
	2018	3.317	3.227	—
	2017	2.597	3.317	—
	2016	2.653	2.597	—
	2015	2.564	2.653	—
	2014	2.314	2.564	28,575
	2013	1.758	2.314	31,602
	2012	1.527	1.758	—
	2011	1.573	1.527	—
	2010	1.417	1.573	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.808	2.366	—
	2018	1.941	1.808	—
	2017	1.727	1.941	—
	2016	1.606	1.727	—
	2015	1.703	1.606	—
	2014	1.541	1.703	—
	2013	1.177	1.541	—
	2012	1.079	1.177	—
	2011	1.098	1.079	—
	2010	0.981	1.098	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.760	1.974	170,517
	2018	1.855	1.760	183,923
	2017	1.762	1.855	202,006
	2016	1.583	1.762	214,445
	2015	1.689	1.583	293,496
	2014	1.674	1.689	317,505
	2013	1.567	1.674	377,833
	2012	1.377	1.567	407,068
	2011	1.377	1.377	439,433
	2010	1.218	1.377	466,033
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.642	1.940	—
	2018	1.953	1.642	—
	2017	1.555	1.953	—
	2016	1.423	1.555	—
	2015	1.688	1.423	—
	2014	1.843	1.688	12,183
	2013	1.982	1.843	11,154
	2012	1.704	1.982	20,994
	2011	2.138	1.704	21,867
	2010	1.765	2.138	44,707
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.417	1.414	—
	2013	1.214	1.417	—
	2012	1.091	1.214	—
	2011	1.137	1.091	—
	2010	1.025	1.137	—
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.527	1.516	—
	2013	1.242	1.527	17,292
	2012	1.099	1.242	19,259
	2011	1.170	1.099	21,533
	2010	1.037	1.170	23,476
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.398	1.400	—
	2013	1.253	1.398	15,301
	2012	1.142	1.253	14,811
	2011	1.170	1.142	13,882
	2010	1.066	1.170	14,784
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	1.711	2.199	—

Scudder Advocate Reward — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.017	1.711	—
	2017	1.510	2.017	—
	2016	1.543	1.510	—
	2015	1.520	1.543	—
	2014	1.523	1.520	56,034
	2013	1.227	1.523	61,988
	2012	1.037	1.227	18,812
	2011	1.159	1.037	20,750
	2010	1.077	1.159	25,310
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.428	1.789	11,941
	2018	1.700	1.428	13,544
	2017	1.358	1.700	13,893
	2016	1.402	1.358	16,686
	2015	1.462	1.402	16,531
	2014	1.608	1.462	28,376
	2013	1.380	1.608	33,485
	2012	1.211	1.380	36,399
	2011	1.389	1.211	85,215
	2010	1.276	1.389	110,147
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.014	1.097	—
	2012	0.987	1.014	20,631
	2011	1.066	0.987	22,778
	2010	0.888	1.066	1,211
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.501	1.534	—
	2015	1.560	1.501	1,441,591
	2014	1.529	1.560	1,930,321
	2013	1.543	1.529	2,570,270
	2012	1.418	1.543	2,845,058
	2011	1.403	1.418	2,707,456
	2010	1.282	1.403	2,766,113
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.120	1.168	—
	2012	1.020	1.120	—
	2011	1.160	1.020	—
	2010	0.990	1.160	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.513	1.869	—
	2018	1.705	1.513	—
	2017	1.493	1.705	—
	2016	1.318	1.493	—
	2015	1.400	1.318	—
	2014	1.265	1.400	—
	2013	0.968	1.265	—
	2012	0.840	0.968	—
	2011	0.896	0.840	—
	2010	0.784	0.896	—
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.699	3.456	—
	2018	2.826	2.699	—
	2017	2.319	2.826	—
	2016	2.235	2.319	—
	2015	2.145	2.235	—
	2014	1.947	2.145	41,377
	2013	1.460	1.947	45,090
	2012	1.315	1.460	24,338
	2011	1.368	1.315	26,109
	2010	1.097	1.368	70,004
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.271	1.367	—
	2012	1.227	1.271	—
	2011	1.358	1.227	—
	2010	1.093	1.358	7,915
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.109	1.187	—

Scudder Advocate Reward — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.142	1.109	—
	2017	1.126	1.142	—
	2016	1.121	1.126	—
	2015	1.144	1.121	—
	2014	1.096	1.144	—
	2013	1.134	1.096	—
	2012	1.082	1.134	25,079
	2011	1.042	1.082	28,103
	2010	0.987	1.042	30,577
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.198	1.192	—
	2018	1.208	1.198	—
	2017	1.229	1.208	—
	2016	1.256	1.229	—
	2015	1.286	1.256	—
	2014	1.317	1.286	—
	2013	1.348	1.317	7,740
	2012	1.380	1.348	195,217
	2011	1.413	1.380	311,016
	2010	1.447	1.413	258,561
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.298	1.466	—
	2018	1.391	1.298	—
	2017	1.287	1.391	—
	2016	1.242	1.287	—
	2015	1.285	1.242	—
	2014	1.258	1.285	17,117
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.330	1.552	10,331,511
	2018	1.451	1.330	11,477,918
	2017	1.295	1.451	12,814,956
	2016	1.237	1.295	15,070,974
	2015	1.283	1.237	17,150,529
	2014	1.247	1.283	19,274,476
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.341	1.620	57,023,179
	2018	1.494	1.341	58,826,453
	2017	1.283	1.494	60,375,779
	2016	1.215	1.283	62,797,417
	2015	1.265	1.215	66,326,083
	2014	1.222	1.265	71,103,443
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.626	1.949	—
	2018	1.734	1.626	—
	2017	1.546	1.734	—
	2016	1.482	1.546	—
	2015	1.484	1.482	—
	2014	1.377	1.484	—
	2013	1.172	1.377	—
	2012	1.071	1.172	—
	2011	1.058	1.071	—
	2010	0.991	1.058	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.826	2.330	9,139
	2018	1.876	1.826	10,370
	2017	1.616	1.876	12,490
	2016	1.546	1.616	13,932
	2015	1.549	1.546	14,772
	2014	1.437	1.549	62,383
	2013	1.103	1.437	88,380
	2012	1.003	1.103	82,282
	2011	1.073	1.003	197,903
	2010	0.983	1.073	154,077
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.112	1.221	—
	2012	0.986	1.112	—
	2011	1.079	0.986	—
	2010	0.966	1.079	—
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.038	2.644	—
	2018	2.217	2.038	—
	2017	1.817	2.217	—
	2016	1.769	1.817	—
	2015	1.765	1.769	—
	2014	1.630	1.765	—
	2013	1.376	1.630	—

Scudder Advocate Reward — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.784	2.309	—
	2018	1.825	1.784	—
	2017	1.364	1.825	—
	2016	1.398	1.364	—
	2015	1.295	1.398	—
	2014	1.153	1.295	26,098
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.832	2.341	—
	2018	1.971	1.832	—
	2017	1.664	1.971	—
	2016	1.530	1.664	—
	2015	1.552	1.530	—
	2014	1.405	1.552	—
	2013	1.092	1.405	10,394
	2012	0.969	1.092	11,168
	2011	0.976	0.969	12,447
	2010	0.873	0.976	12,456
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.563	1.563	—
	2018	1.625	1.563	—
	2017	1.550	1.625	14,435
	2016	1.344	1.550	14,453
	2015	1.466	1.344	17,251
	2014	1.368	1.466	18,162
	2013	1.063	1.368	81,350
	2012	0.955	1.063	88,727
	2011	0.958	0.955	166,597
	2010	0.901	0.958	205,250
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.415	1.660	1,029,450
	2018	1.538	1.415	1,083,298
	2017	1.404	1.538	1,266,732
	2016	1.320	1.404	1,423,487
	2015	1.356	1.320	1,618,019
	2014	1.281	1.356	1,182,639
	2013	1.105	1.281	913,192
	2012	1.017	1.105	923,053
	2011	1.019	1.017	931,473
	2010	0.950	1.019	1,256,163
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.034	2.583	—
	2018	2.320	2.034	—
	2017	2.016	2.320	—
	2016	1.807	2.016	—
	2015	1.855	1.807	—
	2014	1.717	1.855	—
	2013	1.296	1.717	—
	2012	1.140	1.296	—
	2011	1.158	1.140	—
	2010	1.065	1.158	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.550	1.960	—
	2018	1.707	1.550	—
	2017	1.513	1.707	—
	2016	1.308	1.513	—
	2015	1.334	1.308	—
	2014	1.370	1.334	—
	2013	1.104	1.370	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.143	1.549	—
	2012	0.986	1.143	49,240
	2011	1.023	0.986	143,122
	2010	0.897	1.023	140,258
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.123	2.710	—
	2018	2.197	2.123	—
	2017	1.682	2.197	—
	2016	1.695	1.682	—
	2015	1.569	1.695	—
	2014	1.474	1.569	30,038
	2013	1.174	1.474	49,575
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.061	2.674	—

Scudder Advocate Reward — Separate Account Charges 2.35% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.264	2.061	—
	2017	1.891	2.264	—
	2016	1.737	1.891	—
	2015	1.736	1.737	—
	2014	1.666	1.736	26,136
	2013	1.183	1.666	28,914
	2012	1.045	1.183	—
	2011	1.055	1.045	—
	2010	0.802	1.055	—
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	25.475	28.441	54,919
	2018	27.147	25.475	68,020
	2017	25.735	27.147	61,583
	2016	24.947	25.735	70,231
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.810	0.810	—
	2011	0.978	0.810	—
	2010	0.892	0.978	—
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.634	1.578	—
	2013	1.246	1.634	20,907
	2012	1.104	1.246	26,454
	2011	1.186	1.104	28,592
	2010	1.044	1.186	—
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.226	1.312	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.168	1.310	—
	2010	1.111	1.168	28,462
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.586	1.566	—
	2013	1.335	1.586	—
	2012	1.157	1.335	—
	2011	1.388	1.157	—
	2010	1.255	1.388	—
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.940	0.970	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.095	1.135	—
	2018	1.119	1.095	—
	2017	1.131	1.119	—
	2016	1.149	1.131	—
	2015	1.181	1.149	—
	2014	1.152	1.181	—
	2013	1.219	1.152	—
	2012	1.218	1.219	—
	2011	1.163	1.218	—
	2010	1.121	1.163	—
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.958	2.314	—
	2018	2.396	1.958	—
	2017	2.227	2.396	—
	2016	1.958	2.227	—
	2015	2.050	1.958	—
	2014	1.997	2.050	—
	2013	1.518	1.997	5,737
	2012	1.371	1.518	7,132
	2011	1.498	1.371	53,987
	2010	1.250	1.498	61,223

Scudder Advocate Reward — Separate Account Charges 2.40%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.179	2.522	—

Scudder Advocate Reward — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.508	2.179	—
	2017	2.323	2.508	—
	2016	2.151	2.323	658
	2015	2.252	2.151	650
	2014	1.913	2.252	628
	2013	1.769	1.913	696
	2012	1.749	1.769	609
	2011	1.539	1.749	595
	2010	1.483	1.539	4,525
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.154	4.102	—
	2018	3.243	3.154	—
	2017	2.541	3.243	—
	2016	2.597	2.541	—
	2015	2.511	2.597	—
	2014	2.268	2.511	—
	2013	1.723	2.268	—
	2012	1.497	1.723	—
	2011	1.543	1.497	—
	2010	1.391	1.543	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.767	2.312	—
	2018	1.898	1.767	—
	2017	1.690	1.898	—
	2016	1.572	1.690	—
	2015	1.668	1.572	—
	2014	1.510	1.668	—
	2013	1.154	1.510	—
	2012	1.059	1.154	—
	2011	1.077	1.059	—
	2010	0.963	1.077	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.774	1.989	212,681
	2018	1.871	1.774	230,160
	2017	1.779	1.871	261,119
	2016	1.598	1.779	409,592
	2015	1.706	1.598	441,178
	2014	1.692	1.706	594,895
	2013	1.585	1.692	675,789
	2012	1.393	1.585	600,939
	2011	1.394	1.393	663,705
	2010	1.234	1.394	615,186
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.802	2.128	—
	2018	2.145	1.802	—
	2017	1.708	2.145	—
	2016	1.564	1.708	991
	2015	1.856	1.564	1,032
	2014	2.027	1.856	860
	2013	2.181	2.027	776
	2012	1.876	2.181	669
	2011	2.356	1.876	644
	2010	1.946	2.356	3,834
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.410	1.408	—
	2013	1.209	1.410	88,711
	2012	1.087	1.209	91,350
	2011	1.133	1.087	85,597
	2010	1.022	1.133	88,632
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.520	1.509	—
	2013	1.236	1.520	80,925
	2012	1.095	1.236	83,592
	2011	1.166	1.095	86,596
	2010	1.034	1.166	89,663
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.392	1.394	—
	2013	1.248	1.392	43,664
	2012	1.138	1.248	46,328
	2011	1.167	1.138	49,327
	2010	1.063	1.167	52,388
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	1.805	2.318	11,239

Scudder Advocate Reward — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.129	1.805	11,239
	2017	1.595	2.129	11,239
	2016	1.630	1.595	13,529
	2015	1.606	1.630	13,394
	2014	1.610	1.606	13,446
	2013	1.298	1.610	13,385
	2012	1.097	1.298	13,525
	2011	1.227	1.097	22,934
	2010	1.141	1.227	35,483
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.429	1.790	66,705
	2018	1.702	1.429	68,617
	2017	1.361	1.702	79,322
	2016	1.406	1.361	88,591
	2015	1.466	1.406	95,636
	2014	1.614	1.466	117,137
	2013	1.386	1.614	124,428
	2012	1.217	1.386	189,920
	2011	1.396	1.217	207,976
	2010	1.283	1.396	214,340
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.011	1.092	—
	2012	0.983	1.011	183,981
	2011	1.063	0.983	179,180
	2010	0.886	1.063	188,939
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.553	1.586	—
	2015	1.614	1.553	124,173
	2014	1.583	1.614	252,577
	2013	1.599	1.583	651,521
	2012	1.470	1.599	614,621
	2011	1.455	1.470	650,282
	2010	1.330	1.455	339,841
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.106	1.154	—
	2012	1.008	1.106	6,200
	2011	1.147	1.008	21,528
	2010	0.979	1.147	21,544
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.503	1.857	106,745
	2018	1.695	1.503	106,928
	2017	1.485	1.695	126,335
	2016	1.312	1.485	127,733
	2015	1.393	1.312	144,478
	2014	1.260	1.393	207,547
	2013	0.965	1.260	292,991
	2012	0.838	0.965	318,100
	2011	0.894	0.838	327,353
	2010	0.782	0.894	354,038
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.731	3.495	—
	2018	2.860	2.731	—
	2017	2.349	2.860	—
	2016	2.265	2.349	—
	2015	2.175	2.265	—
	2014	1.975	2.175	—
	2013	1.481	1.975	—
	2012	1.335	1.481	—
	2011	1.390	1.335	—
	2010	1.115	1.390	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.274	1.370	—
	2012	1.231	1.274	99,903
	2011	1.363	1.231	99,756
	2010	1.098	1.363	109,795
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.152	1.232	11,989

Scudder Advocate Reward — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.187	1.152	11,989
	2017	1.171	1.187	11,989
	2016	1.166	1.171	13,476
	2015	1.190	1.166	17,093
	2014	1.142	1.190	17,053
	2013	1.181	1.142	237,034
	2012	1.128	1.181	259,625
	2011	1.087	1.128	259,583
	2010	1.030	1.087	266,275
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.257	1.250	2,666
	2018	1.268	1.257	4,061
	2017	1.291	1.268	6,575
	2016	1.320	1.291	47,336
	2015	1.352	1.320	47,336
	2014	1.385	1.352	47,336
	2013	1.419	1.385	47,336
	2012	1.454	1.419	47,336
	2011	1.489	1.454	47,336
	2010	1.525	1.489	8,044
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.290	1.456	23,763
	2018	1.383	1.290	46,882
	2017	1.280	1.383	49,779
	2016	1.236	1.280	52,750
	2015	1.280	1.236	56,004
	2014	1.253	1.280	59,206
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.322	1.541	708,302
	2018	1.442	1.322	756,877
	2017	1.288	1.442	833,642
	2016	1.231	1.288	1,334,869
	2015	1.278	1.231	1,781,155
	2014	1.242	1.278	1,872,295
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.332	1.609	1,715,264
	2018	1.485	1.332	2,124,379
	2017	1.277	1.485	2,368,916
	2016	1.209	1.277	2,732,726
	2015	1.260	1.209	3,372,235
	2014	1.218	1.260	3,869,212
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.626	1.948	3,579
	2018	1.735	1.626	5,451
	2017	1.547	1.735	8,826
	2016	1.485	1.547	10,798
	2015	1.487	1.485	10,798
	2014	1.381	1.487	10,798
	2013	1.176	1.381	10,798
	2012	1.075	1.176	10,798
	2011	1.062	1.075	10,798
	2010	0.996	1.062	10,798
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.815	2.315	37,070
	2018	1.866	1.815	37,709
	2017	1.609	1.866	312,562
	2016	1.539	1.609	410,948
	2015	1.544	1.539	1,163
	2014	1.433	1.544	1,185
	2013	1.100	1.433	1,224
	2012	1.001	1.100	1,269
	2011	1.071	1.001	1,301
	2010	0.982	1.071	8,612
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.090	1.196	—
	2012	0.967	1.090	12,948
	2011	1.058	0.967	13,061
	2010	0.948	1.058	29,557
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.037	2.642	—
	2018	2.218	2.037	—
	2017	1.818	2.218	—
	2016	1.771	1.818	1,611
	2015	1.768	1.771	1,557
	2014	1.633	1.768	1,725
	2013	1.379	1.633	91,233

Scudder Advocate Reward — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.773	2.293	137,370
	2018	1.814	1.773	139,697
	2017	1.356	1.814	284,453
	2016	1.391	1.356	343,515
	2015	1.289	1.391	347,917
	2014	1.149	1.289	337,077
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.820	2.324	7,273
	2018	1.959	1.820	7,273
	2017	1.655	1.959	7,273
	2016	1.522	1.655	7,273
	2015	1.545	1.522	7,273
	2014	1.399	1.545	7,273
	2013	1.088	1.399	13,694
	2012	0.966	1.088	13,584
	2011	0.973	0.966	14,052
	2010	0.871	0.973	14,062
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.562	1.562	—
	2018	1.624	1.562	—
	2017	1.550	1.624	24,216
	2016	1.344	1.550	32,833
	2015	1.468	1.344	32,895
	2014	1.370	1.468	32,832
	2013	1.065	1.370	32,907
	2012	0.958	1.065	32,969
	2011	0.961	0.958	33,161
	2010	0.904	0.961	54,493
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.406	1.648	65,587
	2018	1.529	1.406	74,184
	2017	1.396	1.529	91,973
	2016	1.313	1.396	203,706
	2015	1.351	1.313	217,465
	2014	1.277	1.351	213,548
	2013	1.102	1.277	242,408
	2012	1.014	1.102	247,308
	2011	1.016	1.014	250,681
	2010	0.948	1.016	199,582
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.000	2.538	9,754
	2018	2.281	2.000	14,855
	2017	1.984	2.281	6,855
	2016	1.779	1.984	10,486
	2015	1.827	1.779	10,567
	2014	1.692	1.827	10,609
	2013	1.278	1.692	19,770
	2012	1.125	1.278	9,094
	2011	1.143	1.125	9,099
	2010	1.052	1.143	9,105
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.540	1.945	64,355
	2018	1.696	1.540	68,791
	2017	1.504	1.696	146,458
	2016	1.301	1.504	153,018
	2015	1.328	1.301	162,178
	2014	1.364	1.328	148,330
	2013	1.100	1.364	164,060
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.139	1.543	16,450
	2012	0.983	1.139	9,860
	2011	1.021	0.983	10,769
	2010	0.896	1.021	10,841
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.090	2.666	6,189
	2018	2.164	2.090	6,189
	2017	1.658	2.164	6,189
	2016	1.671	1.658	6,189
	2015	1.547	1.671	6,192
	2014	1.455	1.547	6,194
	2013	1.159	1.455	6,197
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.345	3.041	12,436

Scudder Advocate Reward — Separate Account Charges 2.40% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.577	2.345	12,623
	2017	2.154	2.577	21,582
	2016	1.979	2.154	22,815
	2015	1.978	1.979	31,078
	2014	1.900	1.978	38,130
	2013	1.350	1.900	47,224
	2012	1.193	1.350	52,762
	2011	1.205	1.193	87,783
	2010	0.916	1.205	111,681
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	25.168	28.085	1,143
	2018	26.834	25.168	1,220
	2017	25.451	26.834	2,779
	2016	24.680	25.451	6,771
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.800	0.800	—
	2011	0.966	0.800	—
	2010	0.882	0.966	—
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.600	1.545	—
	2013	1.221	1.600	25,078
	2012	1.082	1.221	93,571
	2011	1.163	1.082	104,132
	2010	1.024	1.163	31,933
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.208	1.292	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.171	1.313	—
	2010	1.114	1.171	80,710
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.626	1.605	—
	2013	1.369	1.626	—
	2012	1.187	1.369	—
	2011	1.425	1.187	—
	2010	1.289	1.425	—
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.930	0.960	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.123	1.163	—
	2018	1.148	1.123	10,793
	2017	1.161	1.148	10,829
	2016	1.180	1.161	10,863
	2015	1.213	1.180	3,571
	2014	1.184	1.213	3,575
	2013	1.253	1.184	3,557
	2012	1.253	1.253	3,481
	2011	1.197	1.253	3,348
	2010	1.154	1.197	3,391
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.976	2.334	3,063
	2018	2.419	1.976	4,665
	2017	2.250	2.419	7,570
	2016	1.979	2.250	10,135
	2015	2.073	1.979	10,119
	2014	2.020	2.073	10,137
	2013	1.536	2.020	85,605
	2012	1.388	1.536	93,463
	2011	1.518	1.388	93,486
	2010	1.267	1.518	98,744

Scudder Advocate Reward — Separate Account Charges 2.45%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.136	2.472	13,135

Scudder Advocate Reward — Separate Account Charges 2.45% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.460	2.136	22,077
	2017	2.280	2.460	23,950
	2016	2.112	2.280	24,705
	2015	2.212	2.112	25,782
	2014	1.880	2.212	27,833
	2013	1.740	1.880	29,212
	2012	1.721	1.740	46,995
	2011	1.515	1.721	45,949
	2010	1.460	1.515	47,358
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.180	4.133	6,637
	2018	3.271	3.180	7,192
	2017	2.564	3.271	9,068
	2016	2.622	2.564	10,172
	2015	2.537	2.622	10,290
	2014	2.292	2.537	22,151
	2013	1.742	2.292	40,112
	2012	1.515	1.742	43,526
	2011	1.562	1.515	56,703
	2010	1.409	1.562	53,911
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.781	2.329	—
	2018	1.914	1.781	—
	2017	1.705	1.914	—
	2016	1.587	1.705	—
	2015	1.684	1.587	—
	2014	1.526	1.684	—
	2013	1.167	1.526	—
	2012	1.071	1.167	—
	2011	1.090	1.071	—
	2010	0.975	1.090	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.734	1.943	20,910
	2018	1.830	1.734	38,042
	2017	1.740	1.830	42,407
	2016	1.564	1.740	43,222
	2015	1.671	1.564	51,033
	2014	1.658	1.671	67,652
	2013	1.554	1.658	93,734
	2012	1.366	1.554	178,587
	2011	1.368	1.366	185,633
	2010	1.211	1.368	224,167
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.618	1.910	11,011
	2018	1.926	1.618	35,032
	2017	1.535	1.926	35,129
	2016	1.407	1.535	37,918
	2015	1.670	1.407	42,525
	2014	1.825	1.670	48,673
	2013	1.964	1.825	74,403
	2012	1.690	1.964	80,020
	2011	2.123	1.690	94,192
	2010	1.755	2.123	104,364
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.403	1.401	—
	2013	1.204	1.403	201,648
	2012	1.083	1.204	138,278
	2011	1.129	1.083	138,970
	2010	1.019	1.129	138,391
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.513	1.502	—
	2013	1.231	1.513	897,096
	2012	1.090	1.231	898,449
	2011	1.163	1.090	1,028,152
	2010	1.032	1.163	1,024,213
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.385	1.387	—
	2013	1.243	1.385	210,274
	2012	1.133	1.243	234,552
	2011	1.163	1.133	234,737
	2010	1.060	1.163	226,222
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.551	3.275	26,789

Scudder Advocate Reward — Separate Account Charges 2.45% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.010	2.551	62,160
	2017	2.256	3.010	65,246
	2016	2.307	2.256	71,922
	2015	2.274	2.307	74,824
	2014	2.282	2.274	83,782
	2013	1.840	2.282	53,262
	2012	1.556	1.840	74,148
	2011	1.741	1.556	64,597
	2010	1.620	1.741	78,317
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.407	1.761	4,027
	2018	1.676	1.407	4,883
	2017	1.340	1.676	4,570
	2016	1.386	1.340	4,823
	2015	1.446	1.386	5,055
	2014	1.592	1.446	5,755
	2013	1.368	1.592	11,335
	2012	1.202	1.368	13,220
	2011	1.379	1.202	40,203
	2010	1.269	1.379	77,061
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.007	1.088	—
	2012	0.980	1.007	169,834
	2011	1.060	0.980	205,763
	2010	0.884	1.060	247,921
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.484	1.515	—
	2015	1.543	1.484	79,857
	2014	1.514	1.543	87,292
	2013	1.530	1.514	96,391
	2012	1.407	1.530	145,905
	2011	1.394	1.407	161,588
	2010	1.275	1.394	153,894
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.111	1.158	—
	2012	1.012	1.111	56,598
	2011	1.152	1.012	63,120
	2010	0.984	1.152	55,824
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.660	3.401	2,960
	2018	2.787	2.660	2,839
	2017	2.289	2.787	489
	2016	2.209	2.289	556
	2015	2.122	2.209	800
	2014	1.928	2.122	898
	2013	1.447	1.928	990
	2012	1.304	1.447	5,658
	2011	1.359	1.304	15,945
	2010	1.091	1.359	16,826
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.259	1.355	—
	2012	1.218	1.259	31,127
	2011	1.348	1.218	43,902
	2010	1.087	1.348	44,003
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.093	1.168	76,812
	2018	1.127	1.093	79,473
	2017	1.112	1.127	92,181
	2016	1.108	1.112	94,213
	2015	1.131	1.108	126,471
	2014	1.085	1.131	158,691
	2013	1.124	1.085	229,984
	2012	1.074	1.124	265,117
	2011	1.035	1.074	249,140
	2010	0.981	1.035	301,673
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.180	1.173	13,436

Scudder Advocate Reward — Separate Account Charges 2.45% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.191	1.180	21,346
	2017	1.213	1.191	22,442
	2016	1.242	1.213	21,712
	2015	1.272	1.242	27,709
	2014	1.304	1.272	28,815
	2013	1.336	1.304	30,462
	2012	1.370	1.336	123,151
	2011	1.404	1.370	198,748
	2010	1.438	1.404	179,756
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.282	1.446	60,798
	2018	1.375	1.282	62,283
	2017	1.273	1.375	61,457
	2016	1.230	1.273	60,237
	2015	1.274	1.230	60,501
	2014	1.248	1.274	61,630
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.313	1.530	22,981
	2018	1.434	1.313	23,643
	2017	1.281	1.434	23,329
	2016	1.225	1.281	89,543
	2015	1.272	1.225	89,916
	2014	1.237	1.272	90,605
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.324	1.598	829,759
	2018	1.477	1.324	920,475
	2017	1.270	1.477	969,913
	2016	1.203	1.270	971,241
	2015	1.254	1.203	971,756
	2014	1.213	1.254	971,524
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.602	1.918	41,638
	2018	1.710	1.602	184,548
	2017	1.526	1.710	211,322
	2016	1.465	1.526	226,134
	2015	1.468	1.465	248,480
	2014	1.364	1.468	267,380
	2013	1.162	1.364	314,748
	2012	1.062	1.162	354,903
	2011	1.051	1.062	376,439
	2010	0.985	1.051	410,438
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.799	2.293	41,042
	2018	1.850	1.799	62,088
	2017	1.596	1.850	69,971
	2016	1.528	1.596	71,782
	2015	1.533	1.528	62,568
	2014	1.423	1.533	65,343
	2013	1.094	1.423	89,239
	2012	0.995	1.094	153,620
	2011	1.066	0.995	166,766
	2010	0.978	1.066	202,971
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.103	1.210	—
	2012	0.979	1.103	295,072
	2011	1.071	0.979	356,678
	2010	0.961	1.071	398,428
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.008	2.602	9,804
	2018	2.187	2.008	23,643
	2017	1.794	2.187	24,938
	2016	1.748	1.794	26,752
	2015	1.746	1.748	26,406
	2014	1.614	1.746	28,052
	2013	1.363	1.614	28,525
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.762	2.278	81,450
	2018	1.804	1.762	109,251
	2017	1.349	1.804	118,352
	2016	1.385	1.349	129,525
	2015	1.284	1.385	156,516
	2014	1.144	1.284	201,057
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.808	2.307	14,933

Scudder Advocate Reward — Separate Account Charges 2.45% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.947	1.808	15,747
	2017	1.646	1.947	17,180
	2016	1.514	1.646	19,116
	2015	1.538	1.514	39,413
	2014	1.393	1.538	48,165
	2013	1.084	1.393	50,989
	2012	0.963	1.084	54,064
	2011	0.971	0.963	58,408
	2010	0.869	0.971	71,127
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.541	1.541	—
	2018	1.603	1.541	—
	2017	1.530	1.603	203,887
	2016	1.328	1.530	210,965
	2015	1.450	1.328	241,622
	2014	1.355	1.450	284,624
	2013	1.054	1.355	324,305
	2012	0.948	1.054	519,870
	2011	0.952	0.948	597,566
	2010	0.895	0.952	684,639
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.397	1.637	2,681
	2018	1.520	1.397	7,765
	2017	1.389	1.520	8,877
	2016	1.307	1.389	9,844
	2015	1.345	1.307	12,772
	2014	1.272	1.345	13,942
	2013	1.098	1.272	20,595
	2012	1.011	1.098	38,884
	2011	1.014	1.011	48,191
	2010	0.946	1.014	79,834
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.005	2.543	122,978
	2018	2.288	2.005	281,176
	2017	1.990	2.288	158,831
	2016	1.786	1.990	167,416
	2015	1.835	1.786	211,429
	2014	1.700	1.835	218,667
	2013	1.285	1.700	244,987
	2012	1.131	1.285	101,383
	2011	1.150	1.131	116,055
	2010	1.059	1.150	124,120
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.529	1.931	41,125
	2018	1.685	1.529	64,664
	2017	1.495	1.685	70,372
	2016	1.294	1.495	72,937
	2015	1.321	1.294	82,084
	2014	1.358	1.321	98,643
	2013	1.095	1.358	114,695
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.135	1.537	—
	2012	0.980	1.135	100,874
	2011	1.018	0.980	68,698
	2010	0.894	1.018	93,176
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.092	2.667	25,337
	2018	2.167	2.092	31,672
	2017	1.661	2.167	30,118
	2016	1.675	1.661	34,477
	2015	1.552	1.675	39,000
	2014	1.460	1.552	60,965
	2013	1.164	1.460	95,368
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.031	2.632	35,692
	2018	2.233	2.031	48,827
	2017	1.867	2.233	50,484
	2016	1.717	1.867	54,431
	2015	1.717	1.717	65,184
	2014	1.650	1.717	70,096
	2013	1.173	1.650	92,161
	2012	1.037	1.173	115,990
	2011	1.048	1.037	154,009
	2010	0.797	1.048	199,658
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	24.866	27.733	1,893

Scudder Advocate Reward — Separate Account Charges 2.45% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	26.525	24.866	2,061
	2017	25.171	26.525	2,939
	2016	24.416	25.171	3,047
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.804	0.804	—
	2011	0.971	0.804	—
	2010	0.887	0.971	40,642
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.618	1.562	—
	2013	1.235	1.618	170,806
	2012	1.095	1.235	258,634
	2011	1.178	1.095	321,823
	2010	1.038	1.178	244,149
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.219	1.304	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.160	1.301	—
	2010	1.104	1.160	116,027
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.570	1.550	—
	2013	1.323	1.570	85,125
	2012	1.148	1.323	116,697
	2011	1.378	1.148	138,830
	2010	1.247	1.378	142,768
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.935	0.965	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.079	1.117	32,656
	2018	1.104	1.079	58,120
	2017	1.117	1.104	94,110
	2016	1.136	1.117	88,978
	2015	1.168	1.136	84,014
	2014	1.141	1.168	86,749
	2013	1.208	1.141	89,334
	2012	1.208	1.208	98,329
	2011	1.155	1.208	82,228
	2010	1.115	1.155	148,779
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.929	2.278	30,193
	2018	2.363	1.929	49,930
	2017	2.199	2.363	49,974
	2016	1.935	2.199	50,993
	2015	2.028	1.935	55,650
	2014	1.977	2.028	69,134
	2013	1.504	1.977	87,504
	2012	1.360	1.504	184,440
	2011	1.488	1.360	220,659
	2010	1.243	1.488	253,250

Scudder Advocate Reward — Separate Account Charges 2.50%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.263	2.618	—
	2018	2.608	2.263	—
	2017	2.418	2.608	—
	2016	2.242	2.418	—
	2015	2.349	2.242	—
	2014	1.997	2.349	—
	2013	1.849	1.997	—
	2012	1.830	1.849	—
	2011	1.611	1.830	—
	2010	1.554	1.611	—
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.479	4.520	1,690

Scudder Advocate Reward — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.581	3.479	1,797
	2017	2.808	3.581	1,927
	2016	2.873	2.808	7,304
	2015	2.781	2.873	7,438
	2014	2.514	2.781	7,579
	2013	1.912	2.514	7,712
	2012	1.663	1.912	7,832
	2011	1.716	1.663	7,971
	2010	1.548	1.716	8,121
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.965	2.568	853
	2018	2.113	1.965	907
	2017	1.883	2.113	972
	2016	1.754	1.883	1,031
	2015	1.862	1.754	1,097
	2014	1.688	1.862	1,168
	2013	1.291	1.688	1,234
	2012	1.186	1.291	1,293
	2011	1.208	1.186	1,362
	2010	1.081	1.208	1,436
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.890	2.117	209,508
	2018	1.995	1.890	216,549
	2017	1.898	1.995	240,094
	2016	1.708	1.898	349,671
	2015	1.825	1.708	603,262
	2014	1.811	1.825	643,338
	2013	1.699	1.811	716,523
	2012	1.495	1.699	741,214
	2011	1.497	1.495	1,308,085
	2010	1.326	1.497	1,324,886
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	2.214	2.612	302
	2018	2.637	2.214	315
	2017	2.103	2.637	331
	2016	1.928	2.103	345
	2015	2.289	1.928	360
	2014	2.503	2.289	390
	2013	2.696	2.503	391
	2012	2.321	2.696	392
	2011	2.918	2.321	393
	2010	2.412	2.918	394
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.397	1.394	—
	2013	1.199	1.397	40,205
	2012	1.079	1.199	40,236
	2011	1.126	1.079	—
	2010	1.016	1.126	—
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.506	1.494	—
	2013	1.226	1.506	32,832
	2012	1.086	1.226	32,861
	2011	1.159	1.086	72,488
	2010	1.029	1.159	72,563
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.379	1.380	—
	2013	1.238	1.379	—
	2012	1.129	1.238	13,931
	2011	1.159	1.129	14,729
	2010	1.057	1.159	15,757
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.538	3.257	288
	2018	2.997	2.538	300
	2017	2.247	2.997	315
	2016	2.299	2.247	328
	2015	2.268	2.299	342
	2014	2.276	2.268	371
	2013	1.836	2.276	—
	2012	1.554	1.836	3,700
	2011	1.739	1.554	3,702
	2010	1.619	1.739	3,705
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.772	2.217	2,306

Scudder Advocate Reward — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.112	1.772	2,564
	2017	1.690	2.112	2,854
	2016	1.748	1.690	5,371
	2015	1.825	1.748	20,982
	2014	2.011	1.825	22,034
	2013	1.729	2.011	23,427
	2012	1.519	1.729	28,517
	2011	1.744	1.519	31,274
	2010	1.605	1.744	81,624
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	1.003	1.084	—
	2012	0.977	1.003	346,323
	2011	1.057	0.977	343,251
	2010	0.882	1.057	341,884
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.448	1.479	—
	2015	1.507	1.448	299,639
	2014	1.479	1.507	437,253
	2013	1.495	1.479	556,363
	2012	1.376	1.495	556,976
	2011	1.364	1.376	600,493
	2010	1.248	1.364	542,857
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.270	1.323	—
	2012	1.158	1.270	4,442
	2011	1.319	1.158	2,191
	2010	1.126	1.319	2,532
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.484	1.831	169,420
	2018	1.676	1.484	172,804
	2017	1.469	1.676	191,201
	2016	1.299	1.469	197,687
	2015	1.381	1.299	203,566
	2014	1.250	1.381	208,251
	2013	0.958	1.250	212,048
	2012	0.833	0.958	226,310
	2011	0.890	0.833	249,991
	2010	0.780	0.890	254,469
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.969	3.795	—
	2018	3.112	2.969	—
	2017	2.558	3.112	—
	2016	2.469	2.558	—
	2015	2.373	2.469	—
	2014	2.158	2.373	—
	2013	1.620	2.158	—
	2012	1.461	1.620	—
	2011	1.523	1.461	—
	2010	1.223	1.523	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.491	1.603	—
	2012	1.442	1.491	16,208
	2011	1.598	1.442	14,714
	2010	1.289	1.598	16,857
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.091	1.166	5,492
	2018	1.126	1.091	6,163
	2017	1.111	1.126	6,922
	2016	1.108	1.111	7,638
	2015	1.132	1.108	8,538
	2014	1.087	1.132	8,538
	2013	1.125	1.087	8,538
	2012	1.076	1.125	8,538
	2011	1.038	1.076	34,124
	2010	0.984	1.038	34,988
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.432	1.423	977

Scudder Advocate Reward — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.446	1.432	1,032
	2017	1.473	1.446	32,679
	2016	1.509	1.473	44,972
	2015	1.547	1.509	79,039
	2014	1.586	1.547	79,848
	2013	1.626	1.586	80,127
	2012	1.667	1.626	88,739
	2011	1.710	1.667	92,316
	2010	1.753	1.710	149,119
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.274	1.436	19,120
	2018	1.367	1.274	19,067
	2017	1.266	1.367	33,935
	2016	1.224	1.266	29,616
	2015	1.268	1.224	23,314
	2014	1.243	1.268	88,975
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.305	1.520	1,593,228
	2018	1.426	1.305	1,890,855
	2017	1.274	1.426	2,039,374
	2016	1.220	1.274	2,259,148
	2015	1.266	1.220	2,355,557
	2014	1.232	1.266	2,729,385
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.315	1.587	8,356,200
	2018	1.468	1.315	8,453,137
	2017	1.263	1.468	8,500,057
	2016	1.197	1.263	9,209,573
	2015	1.249	1.197	9,579,342
	2014	1.208	1.249	10,220,092
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.694	2.027	—
	2018	1.810	1.694	—
	2017	1.615	1.810	—
	2016	1.552	1.615	—
	2015	1.555	1.552	—
	2014	1.446	1.555	—
	2013	1.233	1.446	—
	2012	1.127	1.233	2,173
	2011	1.116	1.127	26,381
	2010	1.047	1.116	26,383
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	2.098	2.674	56,369
	2018	2.160	2.098	70,974
	2017	1.864	2.160	74,123
	2016	1.785	1.864	80,089
	2015	1.792	1.785	6,897
	2014	1.665	1.792	7,131
	2013	1.280	1.665	7,189
	2012	1.165	1.280	7,244
	2011	1.248	1.165	7,307
	2010	1.145	1.248	7,375
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.284	1.409	—
	2012	1.140	1.284	14,070
	2011	1.249	1.140	14,369
	2010	1.120	1.249	14,841
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	2.370	3.070	631
	2018	2.583	2.370	671
	2017	2.119	2.583	719
	2016	2.066	2.119	4,736
	2015	2.065	2.066	12,006
	2014	1.910	2.065	13,270
	2013	1.614	1.910	14,559
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.751	2.262	10,105
	2018	1.793	1.751	19,992
	2017	1.342	1.793	21,130
	2016	1.378	1.342	38,596
	2015	1.278	1.378	64,616
	2014	1.139	1.278	71,274
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.796	2.291	126,898

Scudder Advocate Reward — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.935	1.796	134,485
	2017	1.636	1.935	134,609
	2016	1.506	1.636	146,295
	2015	1.531	1.506	154,641
	2014	1.388	1.531	180,569
	2013	1.080	1.388	183,943
	2012	0.960	1.080	243,263
	2011	0.968	0.960	264,789
	2010	0.867	0.968	258,672
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.764	1.764	—
	2018	1.836	1.764	—
	2017	1.753	1.836	13,244
	2016	1.522	1.753	25,421
	2015	1.663	1.522	26,865
	2014	1.555	1.663	27,172
	2013	1.210	1.555	27,347
	2012	1.089	1.210	27,508
	2011	1.094	1.089	25,174
	2010	1.029	1.094	26,945
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.388	1.626	125,748
	2018	1.512	1.388	97,477
	2017	1.382	1.512	32,251
	2016	1.301	1.382	106,501
	2015	1.339	1.301	113,123
	2014	1.267	1.339	140,256
	2013	1.094	1.267	147,793
	2012	1.008	1.094	163,493
	2011	1.012	1.008	53,880
	2010	0.945	1.012	58,722
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	2.285	2.897	10,618
	2018	2.609	2.285	11,549
	2017	2.271	2.609	3,306
	2016	2.039	2.271	7,840
	2015	2.096	2.039	17,816
	2014	1.943	2.096	19,416
	2013	1.468	1.943	21,186
	2012	1.294	1.468	24,760
	2011	1.316	1.294	51,358
	2010	1.213	1.316	54,171
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.519	1.917	43,271
	2018	1.675	1.519	49,953
	2017	1.487	1.675	50,802
	2016	1.288	1.487	297,637
	2015	1.315	1.288	332,933
	2014	1.352	1.315	349,151
	2013	1.091	1.352	350,373
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.131	1.531	1,107
	2012	0.978	1.131	5,149
	2011	1.016	0.978	5,242
	2010	0.892	1.016	5,556
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.384	3.039	1,042
	2018	2.471	2.384	1,108
	2017	1.895	2.471	1,188
	2016	1.912	1.895	8,837
	2015	1.772	1.912	8,921
	2014	1.668	1.772	9,011
	2013	1.330	1.668	9,095
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.610	3.381	12,536
	2018	2.871	2.610	13,918
	2017	2.402	2.871	11,632
	2016	2.209	2.402	17,192
	2015	2.211	2.209	17,320
	2014	2.125	2.211	30,547
	2013	1.511	2.125	32,028
	2012	1.337	1.511	36,551
	2011	1.351	1.337	47,638
	2010	1.029	1.351	50,562
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	24.567	27.386	3,693

Scudder Advocate Reward — Separate Account Charges 2.50% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	26.219	24.567	3,914
	2017	24.893	26.219	13,636
	2016	24.154	24.893	13,951
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	1.006	1.006	—
	2011	1.216	1.006	—
	2010	1.111	1.216	12,354
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.780	1.719	—
	2013	1.360	1.780	40,037
	2012	1.207	1.360	44,063
	2011	1.299	1.207	49,039
	2010	1.145	1.299	48,710
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.527	1.633	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.328	1.489	—
	2010	1.264	1.328	4,404
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.826	1.802	—
	2013	1.539	1.826	462
	2012	1.336	1.539	463
	2011	1.605	1.336	465
	2010	1.453	1.605	466
Deutsche Technology Subaccount (Class B) (7/03)	2010	1.070	1.104	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.072	1.109	—
	2018	1.097	1.072	—
	2017	1.111	1.097	—
	2016	1.130	1.111	—
	2015	1.163	1.130	—
	2014	1.136	1.163	—
	2013	1.204	1.136	—
	2012	1.204	1.204	—
	2011	1.152	1.204	25,297
	2010	1.112	1.152	25,297
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	2.494	2.943	2,328
	2018	3.057	2.494	2,587
	2017	2.845	3.057	2,878
	2016	2.505	2.845	8,072
	2015	2.626	2.505	8,413
	2014	2.562	2.626	8,453
	2013	1.950	2.562	8,490
	2012	1.764	1.950	11,931
	2011	1.931	1.764	10,415
	2010	1.614	1.931	10,977

Scudder Advocate Reward — Separate Account Charges 2.55%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	1.707	1.974	—
	2018	1.968	1.707	—
	2017	1.826	1.968	—
	2016	1.694	1.826	—
	2015	1.776	1.694	—
	2014	1.511	1.776	6,661
	2013	1.399	1.511	10,879
	2012	1.386	1.399	11,273
	2011	1.221	1.386	12,217
	2010	1.178	1.221	16,983
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.003	3.899	198

Scudder Advocate Reward — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	3.092	3.003	214
	2017	2.426	3.092	216
	2016	2.483	2.426	218
	2015	2.405	2.483	220
	2014	2.175	2.405	222
	2013	1.655	2.175	1,950
	2012	1.440	1.655	4,762
	2011	1.487	1.440	2,806
	2010	1.342	1.487	2,863
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.708	2.231	—
	2018	1.837	1.708	—
	2017	1.638	1.837	—
	2016	1.527	1.638	—
	2015	1.621	1.527	—
	2014	1.470	1.621	—
	2013	1.126	1.470	—
	2012	1.034	1.126	—
	2011	1.054	1.034	—
	2010	0.944	1.054	—
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.559	1.746	243,088
	2018	1.647	1.559	413,076
	2017	1.568	1.647	206,959
	2016	1.411	1.568	218,752
	2015	1.509	1.411	193,260
	2014	1.498	1.509	203,141
	2013	1.406	1.498	213,808
	2012	1.238	1.406	216,104
	2011	1.240	1.238	212,408
	2010	1.099	1.240	224,182
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.337	1.577	195
	2018	1.593	1.337	211
	2017	1.271	1.593	213
	2016	1.166	1.271	215
	2015	1.385	1.166	217
	2014	1.515	1.385	8,128
	2013	1.633	1.515	12,615
	2012	1.407	1.633	12,166
	2011	1.769	1.407	11,040
	2010	1.463	1.769	12,412
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.295	1.292	—
	2013	1.113	1.295	—
	2012	1.002	1.113	10,210
	2011	1.046	1.002	10,247
	2010	0.944	1.046	10,288
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.375	1.364	—
	2013	1.120	1.375	53,702
	2012	0.993	1.120	53,765
	2011	1.060	0.993	82,538
	2010	0.941	1.060	82,661
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.297	1.298	—
	2013	1.164	1.297	122,589
	2012	1.063	1.164	122,687
	2011	1.092	1.063	122,793
	2010	0.996	1.092	122,907
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	1.678	2.152	8,437
	2018	1.982	1.678	9,750
	2017	1.487	1.982	9,755
	2016	1.521	1.487	9,760
	2015	1.502	1.521	9,765
	2014	1.508	1.502	9,771
	2013	1.217	1.508	—
	2012	1.030	1.217	—
	2011	1.154	1.030	991
	2010	1.074	1.154	1,142
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.207	1.509	276

Scudder Advocate Reward — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.440	1.207	299
	2017	1.152	1.440	301
	2016	1.192	1.152	304
	2015	1.245	1.192	307
	2014	1.373	1.245	310
	2013	1.181	1.373	2,721
	2012	1.038	1.181	2,725
	2011	1.193	1.038	—
	2010	1.098	1.193	629
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.999	1.079	—
	2012	0.974	0.999	15,998
	2011	1.054	0.974	15,163
	2010	0.880	1.054	19,059
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.378	1.406	—
	2015	1.434	1.378	528,670
	2014	1.409	1.434	535,552
	2013	1.425	1.409	524,702
	2012	1.312	1.425	530,170
	2011	1.300	1.312	538,862
	2010	1.191	1.300	551,548
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.099	1.146	—
	2012	1.003	1.099	7,080
	2011	1.143	1.003	7,086
	2010	0.977	1.143	7,093
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.492	3.184	348
	2018	2.614	2.492	377
	2017	2.150	2.614	380
	2016	2.076	2.150	383
	2015	1.997	2.076	387
	2014	1.816	1.997	391
	2013	1.364	1.816	3,433
	2012	1.231	1.364	3,437
	2011	1.284	1.231	—
	2010	1.032	1.284	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.142	1.228	—
	2012	1.105	1.142	—
	2011	1.225	1.105	—
	2010	0.988	1.225	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.073	1.146	—
	2018	1.108	1.073	—
	2017	1.094	1.108	—
	2016	1.091	1.094	—
	2015	1.116	1.091	—
	2014	1.071	1.116	—
	2013	1.110	1.071	—
	2012	1.062	1.110	—
	2011	1.025	1.062	—
	2010	0.973	1.025	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.002	0.995	—
	2018	1.013	1.002	—
	2017	1.032	1.013	—
	2016	1.058	1.032	—
	2015	1.085	1.058	—
	2014	1.113	1.085	—
	2013	1.142	1.113	33,487
	2012	1.171	1.142	—
	2011	1.201	1.171	196
	2010	1.232	1.201	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.266	1.427	46,337
	2018	1.359	1.266	46,366
	2017	1.260	1.359	124,614
	2016	1.218	1.260	124,644
	2015	1.263	1.218	124,708
	2014	1.238	1.263	124,773
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.297	1.510	3,852,915

Scudder Advocate Reward — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.417	1.297	3,625,128
	2017	1.267	1.417	3,592,143
	2016	1.214	1.267	3,754,936
	2015	1.261	1.214	4,215,413
	2014	1.227	1.261	4,935,159
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.307	1.576	4,573,476
	2018	1.459	1.307	4,136,483
	2017	1.256	1.459	5,275,268
	2016	1.192	1.256	5,434,537
	2015	1.244	1.192	5,502,649
	2014	1.203	1.244	5,624,745
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.529	1.829	—
	2018	1.634	1.529	—
	2017	1.459	1.634	—
	2016	1.402	1.459	—
	2015	1.406	1.402	—
	2014	1.308	1.406	—
	2013	1.116	1.308	—
	2012	1.021	1.116	—
	2011	1.011	1.021	—
	2010	0.949	1.011	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.644	2.093	—
	2018	1.692	1.644	—
	2017	1.461	1.692	—
	2016	1.400	1.461	—
	2015	1.406	1.400	—
	2014	1.307	1.406	—
	2013	1.005	1.307	—
	2012	0.916	1.005	—
	2011	0.981	0.916	699
	2010	0.901	0.981	805
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	0.987	1.083	—
	2012	0.877	0.987	11,954
	2011	0.961	0.877	12,307
	2010	0.863	0.961	12,370
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	1.810	2.343	—
	2018	1.973	1.810	—
	2017	1.620	1.973	—
	2016	1.580	1.620	—
	2015	1.580	1.580	—
	2014	1.462	1.580	—
	2013	1.236	1.462	—
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.740	2.247	5,747
	2018	1.783	1.740	6,647
	2017	1.335	1.783	6,650
	2016	1.371	1.335	6,654
	2015	1.272	1.371	6,658
	2014	1.135	1.272	6,662
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.784	2.275	—
	2018	1.923	1.784	—
	2017	1.627	1.923	—
	2016	1.499	1.627	—
	2015	1.523	1.499	—
	2014	1.382	1.523	—
	2013	1.076	1.382	—
	2012	0.957	1.076	—
	2011	0.965	0.957	—
	2010	0.865	0.965	—
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.348	1.348	—
	2018	1.403	1.348	—
	2017	1.341	1.403	12,378
	2016	1.165	1.341	12,384
	2015	1.273	1.165	12,391
	2014	1.191	1.273	12,399
	2013	0.927	1.191	12,406
	2012	0.835	0.927	19,227
	2011	0.839	0.835	19,174
	2010	0.790	0.839	19,126

Scudder Advocate Reward — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.380	1.615	136,303
	2018	1.503	1.380	139,147
	2017	1.374	1.503	141,417
	2016	1.294	1.374	124,036
	2015	1.333	1.294	70,669
	2014	1.262	1.333	70,874
	2013	1.091	1.262	71,081
	2012	1.005	1.091	71,309
	2011	1.009	1.005	71,568
	2010	0.943	1.009	71,814
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	1.820	2.307	426
	2018	2.080	1.820	462
	2017	1.811	2.080	466
	2016	1.627	1.811	470
	2015	1.673	1.627	474
	2014	1.551	1.673	479
	2013	1.173	1.551	4,205
	2012	1.034	1.173	4,210
	2011	1.052	1.034	—
	2010	0.970	1.052	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.509	1.903	—
	2018	1.664	1.509	—
	2017	1.478	1.664	—
	2016	1.281	1.478	—
	2015	1.309	1.281	—
	2014	1.347	1.309	9,017
	2013	1.087	1.347	12,934
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.128	1.525	—
	2012	0.975	1.128	4,123
	2011	1.014	0.975	4,145
	2010	0.891	1.014	4,175
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.058	2.622	6,101
	2018	2.134	2.058	7,056
	2017	1.638	2.134	7,059
	2016	1.653	1.638	7,063
	2015	1.533	1.653	7,067
	2014	1.444	1.533	7,071
	2013	1.152	1.444	7,075
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.122	2.748	—
	2018	2.336	2.122	—
	2017	1.955	2.336	—
	2016	1.799	1.955	—
	2015	1.801	1.799	—
	2014	1.733	1.801	—
	2013	1.233	1.733	—
	2012	1.091	1.233	3,877
	2011	1.103	1.091	3,963
	2010	0.840	1.103	4,071
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	24.272	27.044	25,900
	2018	25.917	24.272	26,450
	2017	24.619	25.917	28,675
	2016	23.896	24.619	31,608
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.698	0.698	—
	2011	0.844	0.698	—
	2010	0.772	0.844	381
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.530	1.476	—
	2013	1.169	1.530	5,165
	2012	1.038	1.169	14,312
	2011	1.118	1.038	14,284
	2010	0.985	1.118	8,957
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	0.998	1.067	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.135	1.272	—
	2010	1.082	1.135	5,484
Deutsche DWS Variable Series II

Scudder Advocate Reward — Separate Account Charges 2.55% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.370	1.352	—
	2013	1.155	1.370	10,716
	2012	1.003	1.155	10,724
	2011	1.206	1.003	11,046
	2010	1.092	1.206	11,103
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.928	0.957	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.060	1.096	256
	2018	1.085	1.060	278
	2017	1.099	1.085	280
	2016	1.119	1.099	282
	2015	1.152	1.119	285
	2014	1.126	1.152	288
	2013	1.194	1.126	2,527
	2012	1.195	1.194	2,530
	2011	1.144	1.195	—
	2010	1.105	1.144	—
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.637	1.931	—
	2018	2.007	1.637	—
	2017	1.870	2.007	—
	2016	1.647	1.870	—
	2015	1.728	1.647	—
	2014	1.686	1.728	6,894
	2013	1.284	1.686	10,449
	2012	1.162	1.284	12,528
	2011	1.273	1.162	13,145
	2010	1.064	1.273	16,700

Scudder Advocate Reward — Separate Account Charges 2.60%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.116	2.445	—
	2018	2.441	2.116	—
	2017	2.266	2.441	—
	2016	2.102	2.266	—
	2015	2.205	2.102	5,075
	2014	1.877	2.205	4,944
	2013	1.739	1.877	9,267
	2012	1.723	1.739	10,567
	2011	1.519	1.723	9,795
	2010	1.466	1.519	11,535
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.064	3.976	—
	2018	3.157	3.064	—
	2017	2.478	3.157	—
	2016	2.538	2.478	—
	2015	2.459	2.538	—
	2014	2.225	2.459	—
	2013	1.694	2.225	—
	2012	1.475	1.694	—
	2011	1.523	1.475	—
	2010	1.376	1.523	—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.716	2.241	—
	2018	1.847	1.716	—
	2017	1.648	1.847	—
	2016	1.537	1.648	—
	2015	1.633	1.537	—
	2014	1.481	1.633	—
	2013	1.135	1.481	—
	2012	1.043	1.135	—
	2011	1.063	1.043	—
	2010	0.953	1.063	—

Scudder Advocate Reward — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.723	1.928	2,307
	2018	1.821	1.723	2,251
	2017	1.735	1.821	2,278
	2016	1.562	1.735	2,695
	2015	1.671	1.562	2,737
	2014	1.660	1.671	2,717
	2013	1.558	1.660	174,891
	2012	1.372	1.558	174,828
	2011	1.376	1.372	180,409
	2010	1.220	1.376	180,443
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.750	2.063	—
	2018	2.087	1.750	—
	2017	1.666	2.087	—
	2016	1.529	1.666	—
	2015	1.817	1.529	4,676
	2014	1.989	1.817	4,017
	2013	2.144	1.989	5,814
	2012	1.848	2.144	5,866
	2011	2.325	1.848	6,014
	2010	1.925	2.325	5,094
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.384	1.380	—
	2013	1.189	1.384	—
	2012	1.072	1.189	—
	2011	1.119	1.072	—
	2010	1.011	1.119	—
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.492	1.480	—
	2013	1.216	1.492	—
	2012	1.078	1.216	—
	2011	1.151	1.078	—
	2010	1.023	1.151	—
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.366	1.367	—
	2013	1.227	1.366	—
	2012	1.121	1.227	—
	2011	1.152	1.121	—
	2010	1.052	1.152	—
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	1.999	2.562	—
	2018	2.362	1.999	—
	2017	1.773	2.362	—
	2016	1.816	1.773	—
	2015	1.793	1.816	5,938
	2014	1.801	1.793	6,066
	2013	1.454	1.801	—
	2012	1.232	1.454	—
	2011	1.381	1.232	—
	2010	1.286	1.381	—
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.388	1.736	—
	2018	1.657	1.388	—
	2017	1.327	1.657	—
	2016	1.374	1.327	—
	2015	1.435	1.374	—
	2014	1.583	1.435	—
	2013	1.363	1.583	—
	2012	1.198	1.363	—
	2011	1.378	1.198	—
	2010	1.269	1.378	—
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.995	1.075	—
	2012	0.970	0.995	19,651
	2011	1.051	0.970	19,608
	2010	0.878	1.051	19,525
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.518	1.549	—
	2015	1.581	1.518	27,115
	2014	1.553	1.581	26,761
	2013	1.572	1.553	32,423
	2012	1.448	1.572	33,476
	2011	1.436	1.448	39,121
	2010	1.316	1.436	40,525

Scudder Advocate Reward — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.088	1.133	—
	2012	0.993	1.088	—
	2011	1.132	0.993	—
	2010	0.967	1.132	—
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)	2019	1.466	1.807	11,502
	2018	1.656	1.466	11,502
	2017	1.453	1.656	11,799
	2016	1.286	1.453	12,717
	2015	1.369	1.286	15,383
	2014	1.241	1.369	52,712
	2013	0.952	1.241	56,318
	2012	0.828	0.952	60,296
	2011	0.886	0.828	78,815
	2010	0.777	0.886	98,533
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.653	3.388	—
	2018	2.784	2.653	—
	2017	2.290	2.784	—
	2016	2.213	2.290	—
	2015	2.129	2.213	—
	2014	1.938	2.129	—
	2013	1.456	1.938	—
	2012	1.315	1.456	—
	2011	1.372	1.315	—
	2010	1.103	1.372	—
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.252	1.346	—
	2012	1.213	1.252	—
	2011	1.345	1.213	—
	2010	1.085	1.345	—
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.119	1.194	—
	2018	1.156	1.119	—
	2017	1.142	1.156	—
	2016	1.140	1.142	—
	2015	1.166	1.140	—
	2014	1.120	1.166	—
	2013	1.161	1.120	—
	2012	1.111	1.161	—
	2011	1.073	1.111	—
	2010	1.019	1.073	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.221	1.212	—
	2018	1.234	1.221	—
	2017	1.259	1.234	—
	2016	1.290	1.259	—
	2015	1.324	1.290	—
	2014	1.359	1.324	—
	2013	1.395	1.359	—
	2012	1.432	1.395	—
	2011	1.469	1.432	—
	2010	1.508	1.469	—
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.258	1.417	—
	2018	1.351	1.258	—
	2017	1.253	1.351	—
	2016	1.212	1.253	—
	2015	1.257	1.212	—
	2014	1.233	1.257	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.289	1.499	62,757
	2018	1.409	1.289	66,928
	2017	1.260	1.409	71,118
	2016	1.208	1.260	83,542
	2015	1.255	1.208	135,727
	2014	1.222	1.255	164,715
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.299	1.566	63,592
	2018	1.451	1.299	67,819
	2017	1.250	1.451	72,065
	2016	1.186	1.250	84,696
	2015	1.238	1.186	89,735
	2014	1.198	1.238	94,605

Scudder Advocate Reward — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.579	1.888	—
	2018	1.689	1.579	—
	2017	1.509	1.689	—
	2016	1.451	1.509	—
	2015	1.456	1.451	—
	2014	1.355	1.456	—
	2013	1.156	1.355	—
	2012	1.058	1.156	—
	2011	1.049	1.058	—
	2010	0.985	1.049	—
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.763	2.245	1,516
	2018	1.816	1.763	1,698
	2017	1.569	1.816	1,710
	2016	1.504	1.569	1,825
	2015	1.511	1.504	—
	2014	1.406	1.511	—
	2013	1.082	1.406	—
	2012	0.986	1.082	—
	2011	1.057	0.986	—
	2010	0.971	1.057	—
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.071	1.175	—
	2012	0.952	1.071	—
	2011	1.044	0.952	—
	2010	0.937	1.044	—
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	1.979	2.561	—
	2018	2.158	1.979	—
	2017	1.773	2.158	—
	2016	1.730	1.773	—
	2015	1.731	1.730	—
	2014	1.602	1.731	—
	2013	1.355	1.602	—
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.729	2.232	10,898
	2018	1.772	1.729	10,898
	2017	1.328	1.772	10,898
	2016	1.365	1.328	10,898
	2015	1.267	1.365	21,350
	2014	1.130	1.267	22,415
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.772	2.258	—
	2018	1.911	1.772	—
	2017	1.618	1.911	—
	2016	1.491	1.618	—
	2015	1.516	1.491	—
	2014	1.376	1.516	—
	2013	1.072	1.376	—
	2012	0.954	1.072	—
	2011	0.963	0.954	—
	2010	0.863	0.963	—
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.519	1.519	—
	2018	1.581	1.519	—
	2017	1.511	1.581	—
	2016	1.314	1.511	—
	2015	1.437	1.314	—
	2014	1.344	1.437	—
	2013	1.047	1.344	—
	2012	0.943	1.047	—
	2011	0.949	0.943	—
	2010	0.894	0.949	—
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.371	1.604	5,609
	2018	1.494	1.371	5,609
	2017	1.367	1.494	5,609
	2016	1.288	1.367	5,609
	2015	1.327	1.288	5,609
	2014	1.257	1.327	—
	2013	1.087	1.257	—
	2012	1.002	1.087	—
	2011	1.007	1.002	—
	2010	0.941	1.007	—
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	1.942	2.460	—

Scudder Advocate Reward — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.220	1.942	—
	2017	1.934	2.220	—
	2016	1.739	1.934	—
	2015	1.789	1.739	—
	2014	1.660	1.789	—
	2013	1.256	1.660	—
	2012	1.108	1.256	—
	2011	1.128	1.108	—
	2010	1.040	1.128	—
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.499	1.889	18,486
	2018	1.654	1.499	18,709
	2017	1.470	1.654	18,573
	2016	1.274	1.470	19,168
	2015	1.303	1.274	19,341
	2014	1.341	1.303	19,399
	2013	1.082	1.341	19,315
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.124	1.520	—
	2012	0.972	1.124	—
	2011	1.011	0.972	—
	2010	0.889	1.011	—
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.030	2.585	—
	2018	2.106	2.030	—
	2017	1.617	2.106	—
	2016	1.633	1.617	—
	2015	1.515	1.633	—
	2014	1.428	1.515	—
	2013	1.139	1.428	—
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.278	2.948	—
	2018	2.508	2.278	—
	2017	2.101	2.508	—
	2016	1.934	2.101	—
	2015	1.937	1.934	3,700
	2014	1.864	1.937	3,826
	2013	1.327	1.864	6,328
	2012	1.175	1.327	9,413
	2011	1.189	1.175	9,587
	2010	0.906	1.189	25,362
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	23.980	26.705	1,158
	2018	25.619	23.980	1,158
	2017	24.347	25.619	1,158
	2016	23.640	24.347	1,158
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.788	0.788	—
	2011	0.954	0.788	—
	2010	0.872	0.954	—
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.569	1.514	—
	2013	1.200	1.569	15,109
	2012	1.066	1.200	20,564
	2011	1.148	1.066	21,054
	2010	1.013	1.148	—
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.194	1.277	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.156	1.295	—
	2010	1.102	1.156	19,986
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.595	1.574	—
	2013	1.346	1.595	11,200
	2012	1.169	1.346	13,944
	2011	1.407	1.169	14,443
	2010	1.275	1.407	12,554
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.920	0.948	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.091	1.127	—

Scudder Advocate Reward — Separate Account Charges 2.60% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.117	1.091	—
	2017	1.132	1.117	—
	2016	1.153	1.132	—
	2015	1.187	1.153	—
	2014	1.161	1.187	—
	2013	1.232	1.161	—
	2012	1.234	1.232	—
	2011	1.182	1.234	—
	2010	1.142	1.182	—
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.919	2.263	—
	2018	2.355	1.919	—
	2017	2.194	2.355	—
	2016	1.933	2.194	—
	2015	2.029	1.933	3,697
	2014	1.982	2.029	3,672
	2013	1.510	1.982	5,964
	2012	1.367	1.510	8,290
	2011	1.498	1.367	8,286
	2010	1.253	1.498	7,803

Scudder Advocate Reward — Separate Account Charges 2.65%
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)	2019	2.074	2.395	3,863
	2018	2.393	2.074	3,866
	2017	2.222	2.393	3,869
	2016	2.063	2.222	3,873
	2015	2.165	2.063	3,876
	2014	1.844	2.165	3,880
	2013	1.710	1.844	3,884
	2012	1.695	1.710	4,463
	2011	1.494	1.695	5,306
	2010	1.443	1.494	6,193
Alger Portfolios
Alger Capital Appreciation Subaccount (Class S) (7/03)	2019	3.087	4.004	—
	2018	3.182	3.087	—
	2017	2.499	3.182	—
	2016	2.561	2.499	—
	2015	2.483	2.561	1,180
	2014	2.247	2.483	1,224
	2013	1.712	2.247	10,861
	2012	1.491	1.712	14,522
	2011	1.541	1.491	15,270
	2010	1.393	1.541	16,775
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
The BNY Mellon Sustainable U.S. Equity Subaccount (Service Shares) (9/03)	2019	1.729	2.257	—
	2018	1.862	1.729	—
	2017	1.662	1.862	4,808
	2016	1.550	1.662	4,763
	2015	1.648	1.550	4,762
	2014	1.496	1.648	4,605
	2013	1.147	1.496	11,974
	2012	1.054	1.147	14,192
	2011	1.075	1.054	14,998
	2010	0.964	1.075	17,095
Brighthouse Funds Trust I
BHFTI BlackRock High Yield Subaccount (Class B) (4/08)	2019	1.683	1.883	16,374

Scudder Advocate Reward — Separate Account Charges 2.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.780	1.683	17,197
	2017	1.696	1.780	17,548
	2016	1.528	1.696	18,529
	2015	1.635	1.528	19,032
	2014	1.625	1.635	21,595
	2013	1.526	1.625	49,469
	2012	1.345	1.526	50,370
	2011	1.350	1.345	41,056
	2010	1.197	1.350	45,516
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)	2019	1.571	1.850	4,169
	2018	1.874	1.571	4,288
	2017	1.496	1.874	8,625
	2016	1.374	1.496	8,401
	2015	1.634	1.374	9,082
	2014	1.789	1.634	7,584
	2013	1.930	1.789	13,087
	2012	1.664	1.930	15,202
	2011	2.095	1.664	32,223
	2010	1.735	2.095	34,378
BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)	2014	1.377	1.374	—
	2013	1.184	1.377	73,924
	2012	1.068	1.184	73,955
	2011	1.115	1.068	73,990
	2010	1.008	1.115	74,028
BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)	2014	1.485	1.473	—
	2013	1.211	1.485	—
	2012	1.075	1.211	—
	2011	1.148	1.075	—
	2010	1.021	1.148	—
BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)	2014	1.360	1.360	—
	2013	1.222	1.360	—
	2012	1.117	1.222	—
	2011	1.148	1.117	—
	2010	1.049	1.148	—
BHFTI Invesco Global Equity Subaccount (Class B) (5/10)	2019	2.501	3.204	16,792
	2018	2.957	2.501	17,273
	2017	2.221	2.957	17,021
	2016	2.275	2.221	18,854
	2015	2.248	2.275	20,682
	2014	2.260	2.248	20,838
	2013	1.825	2.260	7,952
	2012	1.547	1.825	7,969
	2011	1.734	1.547	8,213
	2010	1.616	1.734	3,634
BHFTI MFS® Research International Subaccount (Class B) (4/08)	2019	1.366	1.706	4,528
	2018	1.631	1.366	4,398
	2017	1.307	1.631	21,294
	2016	1.354	1.307	21,283
	2015	1.415	1.354	21,331
	2014	1.562	1.415	20,007
	2013	1.344	1.562	32,173
	2012	1.183	1.344	35,543
	2011	1.361	1.183	79,756
	2010	1.254	1.361	86,153
BHFTI MLA Mid Cap Subaccount (Class B) (4/08)	2013	0.991	1.071	—
	2012	0.967	0.991	56,399
	2011	1.048	0.967	68,175
	2010	0.876	1.048	70,725
BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)	2016	1.449	1.479	—
	2015	1.510	1.449	18,130
	2014	1.485	1.510	20,174
	2013	1.503	1.485	108,657
	2012	1.385	1.503	120,552
	2011	1.375	1.385	116,521
	2010	1.260	1.375	129,095
BHFTI RCM Technology Subaccount (Class E) (5/10)	2013	1.091	1.137	—

Scudder Advocate Reward — Separate Account Charges 2.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2012	0.997	1.091	14,471
	2011	1.137	0.997	19,408
	2010	0.972	1.137	23,351
BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)	2019	2.582	3.296	976
	2018	2.711	2.582	982
	2017	2.231	2.711	1,010
	2016	2.157	2.231	1,798
	2015	2.077	2.157	1,793
	2014	1.891	2.077	1,829
	2013	1.422	1.891	30,989
	2012	1.284	1.422	38,423
	2011	1.341	1.284	41,567
	2010	1.078	1.341	46,281
BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)	2013	1.237	1.330	—
	2012	1.199	1.237	5,560
	2011	1.330	1.199	19,253
	2010	1.074	1.330	20,397
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)	2019	1.061	1.132	26,389
	2018	1.096	1.061	26,429
	2017	1.084	1.096	25,345
	2016	1.082	1.084	24,780
	2015	1.107	1.082	25,839
	2014	1.064	1.107	25,400
	2013	1.104	1.064	64,932
	2012	1.057	1.104	67,170
	2011	1.021	1.057	72,715
	2010	0.970	1.021	77,568
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)	2019	1.146	1.137	23,703
	2018	1.159	1.146	22,246
	2017	1.182	1.159	21,966
	2016	1.213	1.182	21,580
	2015	1.245	1.213	21,049
	2014	1.279	1.245	20,681
	2013	1.313	1.279	92,962
	2012	1.348	1.313	91,935
	2011	1.385	1.348	95,460
	2010	1.422	1.385	83,554
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)	2019	1.250	1.407	—
	2018	1.343	1.250	—
	2017	1.246	1.343	—
	2016	1.206	1.246	—
	2015	1.252	1.206	—
	2014	1.228	1.252	—
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)	2019	1.280	1.489	7,633
	2018	1.401	1.280	8,135
	2017	1.254	1.401	8,660
	2016	1.202	1.254	9,070
	2015	1.250	1.202	9,521
	2014	1.217	1.250	93,382
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)	2019	1.291	1.555	—
	2018	1.442	1.291	—
	2017	1.243	1.442	—
	2016	1.180	1.243	—
	2015	1.233	1.180	—
	2014	1.193	1.233	58,198
BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)	2019	1.555	1.859	4,877
	2018	1.664	1.555	5,017
	2017	1.487	1.664	5,226
	2016	1.431	1.487	6,410
	2015	1.436	1.431	7,369
	2014	1.337	1.436	9,063
	2013	1.142	1.337	9,974
	2012	1.046	1.142	11,095
	2011	1.037	1.046	15,818
	2010	0.974	1.037	19,599
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)	2019	1.746	2.222	50,532

Scudder Advocate Reward — Separate Account Charges 2.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.800	1.746	53,408
	2017	1.555	1.800	70,600
	2016	1.492	1.555	72,385
	2015	1.500	1.492	56,092
	2014	1.396	1.500	56,756
	2013	1.075	1.396	81,408
	2012	0.980	1.075	89,971
	2011	1.051	0.980	107,938
	2010	0.966	1.051	116,580
BHFTII FI Value Leaders Subaccount (Class B) (4/08)	2013	1.083	1.188	—
	2012	0.964	1.083	72,690
	2011	1.057	0.964	93,203
	2010	0.950	1.057	105,768
BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)	2019	1.949	2.521	1,624
	2018	2.127	1.949	1,672
	2017	1.748	2.127	1,711
	2016	1.707	1.748	2,497
	2015	1.708	1.707	3,190
	2014	1.582	1.708	4,754
	2013	1.339	1.582	4,910
BHFTII Jennison Growth Subaccount (Class B) (4/14)	2019	1.718	2.216	23,344
	2018	1.762	1.718	24,345
	2017	1.321	1.762	51,658
	2016	1.358	1.321	58,866
	2015	1.261	1.358	60,096
	2014	1.126	1.261	69,620
BHFTII MetLife Stock Index Subaccount (Class B) (4/08)	2019	1.760	2.242	—
	2018	1.900	1.760	—
	2017	1.609	1.900	—
	2016	1.483	1.609	—
	2015	1.509	1.483	6,264
	2014	1.370	1.509	6,498
	2013	1.068	1.370	6,508
	2012	0.951	1.068	—
	2011	0.960	0.951	—
	2010	0.861	0.960	—
BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)	2019	1.498	1.498	—
	2018	1.559	1.498	—
	2017	1.491	1.559	48,551
	2016	1.297	1.491	48,319
	2015	1.419	1.297	51,960
	2014	1.329	1.419	56,086
	2013	1.035	1.329	66,152
	2012	0.933	1.035	74,064
	2011	0.939	0.933	78,538
	2010	0.885	0.939	88,934
BHFTII MFS® Total Return Subaccount (Class B) (4/06)	2019	1.362	1.593	3,153
	2018	1.485	1.362	3,155
	2017	1.360	1.485	3,157
	2016	1.282	1.360	3,159
	2015	1.322	1.282	3,161
	2014	1.252	1.322	3,164
	2013	1.083	1.252	3,167
	2012	1.000	1.083	3,170
	2011	1.005	1.000	3,174
	2010	0.940	1.005	3,178
BHFTII MFS® Value Subaccount (Class E) (4/08)	2019	1.946	2.464	38,146
	2018	2.226	1.946	39,173
	2017	1.940	2.226	21,931
	2016	1.744	1.940	22,993
	2015	1.796	1.744	24,841
	2014	1.667	1.796	26,403
	2013	1.262	1.667	122,451
	2012	1.114	1.262	76,390
	2011	1.134	1.114	81,742
	2010	1.047	1.134	89,221
BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)	2019	1.488	1.876	23,573

Scudder Advocate Reward — Separate Account Charges 2.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	1.643	1.488	24,143
	2017	1.461	1.643	30,030
	2016	1.267	1.461	30,585
	2015	1.296	1.267	31,246
	2014	1.335	1.296	33,742
	2013	1.078	1.335	48,710
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)	2013	1.120	1.514	—
	2012	0.969	1.120	24,603
	2011	1.009	0.969	27,492
	2010	0.887	1.009	30,979
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)	2019	2.031	2.584	14,115
	2018	2.108	2.031	14,585
	2017	1.619	2.108	15,015
	2016	1.636	1.619	16,381
	2015	1.519	1.636	18,430
	2014	1.432	1.519	20,396
	2013	1.143	1.432	37,087
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	1.972	2.551	1,155
	2018	2.172	1.972	1,105
	2017	1.820	2.172	5,484
	2016	1.677	1.820	5,681
	2015	1.680	1.677	5,834
	2014	1.618	1.680	6,263
	2013	1.152	1.618	12,615
	2012	1.021	1.152	16,496
	2011	1.033	1.021	37,339
	2010	0.788	1.033	43,122
Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)	2019	23.692	26.371	1,024
	2018	25.324	23.692	1,083
	2017	24.079	25.324	1,115
	2016	23.387	24.079	1,113
Credit Suisse Trust
Credit Suisse International Equity Flex III Subaccount (12/09)	2012	0.792	0.792	—
	2011	0.958	0.792	—
	2010	0.877	0.958	35,794
Deutsche DWS Variable Series I
Deutsche Capital Growth Subaccount (Class B) (7/03)	2014	1.586	1.531	—
	2013	1.214	1.586	68,432
	2012	1.078	1.214	73,431
	2011	1.163	1.078	113,108
	2010	1.026	1.163	100,007
Deutsche Global Opportunities Subaccount (Class B) (7/03)	2010	1.205	1.288	—
Deutsche Health Care VIP Subaccount (Class B) (6/03)	2011	1.145	1.282	—
	2010	1.091	1.145	30,092
Deutsche DWS Variable Series II
Deutsche Global Growth Subaccount (Class B) (8/03)	2014	1.540	1.519	—
	2013	1.300	1.540	18,845
	2012	1.130	1.300	19,128
	2011	1.360	1.130	14,878
	2010	1.233	1.360	14,266
Deutsche Technology Subaccount (Class B) (7/03)	2010	0.924	0.953	—
DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)	2019	1.048	1.082	6,182
	2018	1.074	1.048	5,959
	2017	1.089	1.074	5,740
	2016	1.109	1.089	5,519
	2015	1.143	1.109	5,697
	2014	1.118	1.143	5,516
	2013	1.187	1.118	5,307
	2012	1.190	1.187	4,538
	2011	1.140	1.190	4,448
	2010	1.102	1.140	4,524
DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)	2019	1.873	2.207	10,545

Scudder Advocate Reward — Separate Account Charges 2.65% (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
	2018	2.299	1.873	10,318
	2017	2.144	2.299	13,994
	2016	1.890	2.144	14,876
	2015	1.985	1.890	15,687
	2014	1.939	1.985	15,824
	2013	1.478	1.939	40,382
	2012	1.339	1.478	44,890
	2011	1.468	1.339	59,392
	2010	1.229	1.468	64,677
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.
Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.
Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.
Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS® Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.
Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.
Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS® Emerging Markets Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.
Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.
Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse Trust-International Equity Flex III Portfolio and is no longer available as a funding option.
Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.
Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.
Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS® Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.

Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.
The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

<MODULE>
<NAME>SA11VA2019</NAME>
<CIK>0001209404</CIK>
<CCC>io#8dbrq</CCC>
</MODULE>
<MODULE>
<NAME>BLICGAAP2019</NAME>
<CIK>0000733076</CIK>
<CCC>h@q8feph</CCC>
</MODULE>

Part C
Other Information
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2019
(3)	Statements of Operations for the year ended December 31, 2019
(4)	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company and subsidiaries are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2019 and 2018
(3)	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017
(5)	Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b)	Exhibits
Exhibit
Number	Description
1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)
1(a).	Resolution of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
2.	Not Applicable
3(a).	Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
3(a)(i).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)

Exhibit Number	Description
3(a)(ii).	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)
3(b).	Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
3(c).	Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)
3(d).	Master Retail Sales Agreement (MLIDC) (9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
3(e).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)
3(f).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
3(g).	Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos 333-. 209053/811-03365 filed on December 14, 2017.)
4(a).	Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)
4(b).	Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)
4(c).	Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(d).	Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(e).	Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
4(f).	403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)
4(g).	401(a)/403(a) Plan Endorsement (L-22492 (5/11)). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

Exhibit Number	Description
4(h)	Company Name Change Endorsement (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
4(i)	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
5(a).	Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)
5(b).	Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
6(a).	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
6(b).	Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(c).	Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
6(d).	Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)
6(e).	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
6(f).	Copy of Amended and Restated By-Laws of the Company (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
7(a).	Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)
7(b).	Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
7(c).	Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)

Exhibit Number	Description
7(d).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)
7(e).	Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
7(f).	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
7(g).	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)
8(a).	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)
8(a)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLifeof CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(a)(ii)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
8(b).	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
8(b)(i).	First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(b)(ii).	Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration

Exhibit Number	Description
Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(b)(iii).	Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
8(b)(iv)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
8(c).	Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(c)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
8(c)(ii).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
8(c)(iii.)	Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Distributors, Inc. (effective November 17, 2014.) (Incorporated herein by reference to Exhibit No. 8(i)(d) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4 File Nos. 333-200247/811-05200, filed on November 17, 2014.)
8(c)(iv)	Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-2017). (Incorporated herein by reference to Exhibit No. 8(c)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(d).	Participation Agreement by and among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200240/811-03365, filed November 17, 2014.)
8(e).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)

Exhibit Number	Description
8(e)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152194/811-21262, filed April 5, 2011.)
8(e)(ii).	Amendment No. 7 to the Participation Agreement Among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)
8(e)(iii)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company, dated May 15, 2015. (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)
8(e)(iv)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company, dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)
8(e)(v).	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17.) (Incorporated herein by reference to Exhibit No. 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(f).	Participation Agreement Among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(g).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(g)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
8(h).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment

Exhibit Number	Description
No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(h)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
8(h)(ii).	Amendment to the Participation Agreement Among MetLife Insurance Company of Connecticut, Deutsche Variable Series II, DeAWM Distributors, Inc. and Deutsche Investment Management Americas, Inc. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200262/811-05200, filed November 17, 2014.)
8(i).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(i)(i).	Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)
8(i)(ii).	Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)
8(i)(iii).	Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.)
8(i)(iv).	Amendment No. 7 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(i)(v).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6, 2016.)
8(i)(vi).	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-

Exhibit Number	Description
17). (Incorporated herein by reference to Exhibit No. 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(j).	Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(j)(i).	Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)
8(j)(ii).	Second Amendment to Participation Agreement Among Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)
8(j)(iii).	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company , Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Filed herewith.)
8(k).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(k)(i).	Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2012.)
8(k)(ii).	Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200288/811-03365, filed November 17, 2014.)
8(l).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(l)(i).	Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form

Exhibit Number	Description
N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)
8(l)(ii).	Amendment No. 5 to the Participation Agreement, as Previously Amended Among MetLife Insurance Company of Connecticut, Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective November 17, 2014.) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed on November 17, 2014.)
8(l)(iii)	Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)
8(l)(iv)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 03-06-17.) (Incorporated herein by reference to Exhibit No. 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(m).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
8(m)(i).	Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 5, 2012.)
8(m)(ii).	Amendment No. 6 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 Among MetLife Insurance Company of Connecticut, Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. (incorporated herein by reference to Exhibit 8(m)(ii) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
8(n).	Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014.) (incorporated herein by reference to Exhibit 8(n) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith)
11.	Not Applicable
12.	Not Applicable

Exhibit Number	Description
13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, John L. Rosenthal, Conor E. Murphy, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)
Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 29277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2020, there were 153,836 owners of qualified contracts and 32,838 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).
Item 28. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0

Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125, and for the period ended December 31, 2019 was $5,747,547.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
The Brighthouse Life Insurance Company hereby represents:
(a)	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 1st day of April, 2020.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 1st day of April, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer
*By:	/s/ Michele H. Abate

Michele H. Abate, Attorney-In-Fact
April 1, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
8.(j)(iii).	Third Amendment to Legg Mason Participation Agreement
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13.	Powers of Attorney